UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Growth Stock Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.5%)
	Abercrombie & Fitch Co. - Class A	67,500	3,081
*	Amazon.com, Inc.	46,500	6,311
	Coach, Inc.	38,600	1,526
*	DIRECTV - Class A	61,600	2,083
	Johnson Controls, Inc.	115,300	3,804
*	Kohl’s Corp.	111,800	6,124
	Lowe’s Cos., Inc.	101,400	2,458
	Marriott International, Inc. - Class A	80,100	2,525
	McDonald’s Corp.	84,100	5,611
	The McGraw-Hill Cos., Inc.	95,300	3,397
	NIKE, Inc. - Class B	84,400	6,203
	Omnicom Group, Inc.	54,500	2,115
	Staples, Inc.	62,600	1,464
	Starwood Hotels & Resorts Worldwide, Inc.	52,200	2,435
	Target Corp.	125,000	6,575
	The Walt Disney Co.	48,400	1,690

	Total		57,402

	Consumer Staples (10.2%)
	The Coca-Cola Co.	73,300	4,031
	Colgate-Palmolive Co.	51,800	4,416
	ConAgra Foods, Inc.	99,000	2,482
	Costco Wholesale Corp.	60,400	3,606
	CVS Caremark Corp.	112,329	4,107
	General Mills, Inc.	38,900	2,754
	H.J. Heinz Co.	57,900	2,641
*	Hansen Natural Corp.	43,900	1,904
	PepsiCo, Inc.	149,300	9,878
	Philip Morris International, Inc.	127,200	6,635
	The Procter & Gamble Co.	82,600	5,226
	Wal-Mart Stores, Inc.	141,900	7,890

	Total		55,570

	Energy (5.2%)
	Anadarko Petroleum Corp.	30,600	2,229
	Exxon Mobil Corp.	42,534	2,849
	Halliburton Co.	125,400	3,778
	Hess Corp.	44,800	2,802
	Occidental Petroleum Corp.	70,600	5,969
*	Petrohawk Energy Corp.	48,900	992
	Petroleo Brasileiro SA, ADR	33,600	1,495
	Schlumberger, Ltd.	75,500	4,791
*	Southwestern Energy Co.	38,900	1,584

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	XTO Energy, Inc.	43,750	2,064

	Total		28,553

	Financials (6.0%)
	Aflac, Inc.	58,800	3,192
	American Express Co.	63,400	2,616
	Bank of America Corp.	190,200	3,395
	CME Group, Inc. - Class A	7,500	2,371
	The Goldman Sachs Group, Inc.	36,600	6,245
	JPMorgan Chase & Co.	66,500	2,976
	Morgan Stanley	103,400	3,029
	Prudential Financial, Inc.	43,000	2,601
	State Street Corp.	57,400	2,591
	T. Rowe Price Group, Inc.	67,413	3,703

	Total		32,719

	Health Care (13.7%)
	Abbott Laboratories	165,000	8,692
	Allergan, Inc.	68,800	4,494
*	Amgen, Inc.	92,000	5,498
	Baxter International, Inc.	82,300	4,790
*	Celgene Corp.	133,600	8,278
*	Express Scripts, Inc.	72,000	7,327
*	Gilead Sciences, Inc.	169,800	7,722
	Johnson & Johnson	78,100	5,092
*	Medco Health Solutions, Inc.	86,800	5,604
	Medtronic, Inc.	102,700	4,625
	Merck & Co., Inc.	130,023	4,856
	Teva Pharmaceutical Industries, Ltd., ADR	78,700	4,964
*	Thermo Fisher Scientific, Inc.	10,200	525
	UnitedHealth Group, Inc.	72,300	2,362

	Total		74,829

	Industrials (11.0%)
	3M Co.	64,800	5,415
	Caterpillar, Inc.	35,900	2,256
	Cummins, Inc.	36,500	2,261
	Danaher Corp.	74,000	5,913
	Deere & Co.	47,100	2,801
	FedEx Corp.	29,900	2,793
*	Foster Wheeler AG	84,300	2,288
	Honeywell International, Inc.	92,100	4,169
	Illinois Tool Works, Inc.	76,500	3,623
	Lockheed Martin Corp.	30,000	2,497
	Norfolk Southern Corp.	55,400	3,096
	PACCAR, Inc.	52,500	2,275
	Precision Castparts Corp.	23,700	3,003

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Raytheon Co.	57,600	3,290
	Union Pacific Corp.	38,300	2,808
	United Parcel Service, Inc. - Class B	72,900	4,696
	United Technologies Corp.	93,000	6,846

	Total		60,030

	Information Technology (31.2%)
*	Adobe Systems, Inc.	70,600	2,497
*	Agilent Technologies, Inc.	64,700	2,225
	Altera Corp.	49,400	1,201
	Amphenol Corp. - Class A	43,100	1,818
	Analog Devices, Inc.	62,600	1,804
*	Apple, Inc.	92,100	21,637
	Automatic Data Processing, Inc.	68,600	3,051
*	BMC Software, Inc.	46,700	1,775
	Broadcom Corp. - Class A	63,150	2,095
*	Cisco Systems, Inc.	462,400	12,036
*	Citrix Systems, Inc.	39,800	1,889
*	Cognizant Technology Solutions Corp. - Class A	41,100	2,095
	Corning, Inc.	156,200	3,157
*	Dell, Inc.	185,300	2,781
*	Google, Inc. - Class A	25,642	14,539
	Hewlett-Packard Co.	178,500	9,487
	Intel Corp.	295,700	6,582
	International Business Machines Corp.	71,200	9,132
*	Intuit, Inc.	57,100	1,961
*	Juniper Networks, Inc.	67,300	2,065
	LG Display Co., Ltd., ADR	28,400	502
*	Marvell Technology Group, Ltd.	92,800	1,891
	MasterCard, Inc. - Class A	18,700	4,750
	Microsoft Corp.	495,000	14,489
*	NetApp, Inc.	55,000	1,791
*	NVIDIA Corp.	103,600	1,801
	Oracle Corp.	356,100	9,148
	Paychex, Inc.	58,100	1,784
	QUALCOMM, Inc.	226,400	9,507
*	Research In Motion, Ltd.	40,025	2,960
*	Symantec Corp.	98,600	1,668
	Texas Instruments, Inc.	116,800	2,858
	Visa, Inc. - Class A	70,300	6,400
*	Western Digital Corp.	42,300	1,649
	Western Union Co.	113,900	1,932
	Xilinx, Inc.	46,500	1,186

Growth Stock Portfolio

	Common Stocks (94.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Yahoo!, Inc.	138,800	2,294

	Total		170,437

	Materials (4.3%)
	Alcoa, Inc.	207,000	2,948
	The Dow Chemical Co.	118,400	3,501
	Ecolab, Inc.	42,100	1,850
	Freeport-McMoRan Copper & Gold, Inc.	35,100	2,932
	Monsanto Co.	62,300	4,450
	Potash Corp. of Saskatchewan, Inc.	31,900	3,807
	Praxair, Inc.	50,700	4,208

	Total		23,696

	Other Holdings (1.1%)
	iShares Russell 1000 Growth Index Fund	112,500	5,844

	Total		5,844

	Telecommunication Services (1.0%)
*	American Tower Corp. - Class A	122,700	5,228

	Total		5,228

	Total Common Stocks (Cost: $435,061)		514,308

	Short-Term Investments (6.2%)

	Federal Government & Agencies (1.0%)
	Federal Home Loan Bank, 0.11%, 6/11/10	5,000,000	4,999

	Total		4,999

	Finance Services (2.7%)
	Alpine Securitization, 0.18%, 4/28/10	5,000,000	4,999
	Liberty Street Funding LLC, 0.19%, 4/1/10	10,000,000	10,000

	Total		14,999

	Food Processors (0.7%)
(b)	Kellogg Co., 0.20%, 4/1/10	3,800,000	3,800

	Total		3,800

	Miscellaneous Business Credit Institutions (0.9%)
	Park Avenue Receivables Corp., 0.20%, 4/22/10	5,000,000	4,999

	Total		4,999

Short-Term Investments (6.2%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (0.9%)
Atlantic Asset Securitization LLC, 0.19%, 4/12/10	5,000,000	5,000

Total		5,000

Total Short-Term Investments (Cost: $33,797)		33,797

Total Investments (100.4%) (Cost: $468,858)(a)		548,105

Other Assets, Less Liabilities (-0.4%)		(2,207)

Net Assets (100.0%)		545,898

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $468,858 and the net unrealized appreciation of investments based on that cost was $79,247 which is comprised of $94,169 aggregate gross unrealized appreciation and $14,922 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2010, $14,263)	50	6/10	$302

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$514,308	$-	$-
Short-Term Investments	-	33,797	-
Other Financial Instruments^	302	-	-

Total	$514,610	$33,797	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (94.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.9%)
*	Ford Motor Co.	233,150	2,931
*	Kohl’s Corp.	47,650	2,610
	Limited Brands, Inc.	192,835	4,748
	News Corp. - Class A	642,565	9,259

	Total		19,548

	Consumer Staples (7.0%)
*	Anheuser-Busch InBev NV, ADR	207,350	10,461
	Colgate-Palmolive Co.	35,175	2,999
	CVS Caremark Corp.	176,340	6,447

	Total		19,907

	Energy (3.9%)
	BG Group PLC, ADR	28,300	2,455
	Petroleo Brasileiro SA, ADR	133,670	5,947
	Petroleo Brasileiro SA, ADR - Class A	67,691	2,680

	Total		11,082

	Financials (15.4%)
	ACE, Ltd.	83,185	4,351
	Bank of America Corp.	734,410	13,109
	The Charles Schwab Corp.	312,299	5,837
	CME Group, Inc. - Class A	27,045	8,549
	The Goldman Sachs Group, Inc.	29,575	5,046
	JPMorgan Chase & Co.	153,210	6,856

	Total		43,748

	Health Care (11.5%)
*	Celgene Corp.	292,870	18,146
*	Gilead Sciences, Inc.	230,845	10,499
*	Intuitive Surgical, Inc.	5,735	1,996
*	Vertex Pharmaceuticals, Inc.	49,635	2,029

	Total		32,670

	Industrials (7.3%)
	Precision Castparts Corp.	131,575	16,672
	United Parcel Service, Inc. - Class B	64,455	4,151

	Total		20,823

	Information Technology (32.7%)
	Amphenol Corp. - Class A	59,990	2,531
*	Apple, Inc.	122,865	28,865
*	Cisco Systems, Inc.	558,925	14,549
	Corning, Inc.	410,020	8,287
*	Google, Inc. - Class A	21,727	12,319
	Oracle Corp.	467,840	12,019
*	Research In Motion, Ltd.	107,059	7,917
*	Salesforce.com, Inc.	13,881	1,033

	Common Stocks (94.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Yahoo!, Inc.	333,285	5,509

	Total		93,029

	Materials (2.3%)
	Monsanto Co.	85,389	6,099
	Vale SA, ADR	17,405	560

	Total		6,659

	Telecommunication Services (7.7%)
	Alcon, Inc.	47,510	7,676
	America Movil SAB de CV, ADR Series L	42,730	2,151
*	Crown Castle International Corp.	163,800	6,262
*	tw telecom, Inc.	313,130	5,683

	Total		21,772

	Total Common Stocks (Cost: $221,362)		269,238

	Short-Term Investments (5.3%)
	Autos (1.0%)
	Toyota Motor Credit Corp., 0.22%, 4/29/10	3,000,000	2,999

	Total		2,999

	Finance Services (2.1%)
	Alpine Securitization, 0.18%, 4/28/10	3,000,000	3,000
	Liberty Street Funding LLC, 0.19%, 4/1/10	3,000,000	3,000

	Total		6,000

	Food Processors (1.1%)
	Kellogg Co., 0.15%, 4/1/10	3,100,000	3,100

	Total		3,100

	Personal Credit Institutions (1.1%)
	Old Line Funding LLC, 0.19%, 4/8/10	3,000,000	3,000

	Total		3,000

	Total Short-Term Investments (Cost: $15,099)		15,099

	Total Investments (100.0%) (Cost: $236,461)(a)		284,337

	Other Assets, Less Liabilities (0.0%)		125

	Net Assets (100.0%)		284,462

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $236,461 and the net unrealized appreciation of investments based on that cost was $47,876 which is comprised of $51,926 aggregate gross unrealized appreciation and $4,050 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$269,238	$-	$-
Short-Term Investments	-	15,099	-
Other Financial Instruments^	-	-	-

Total	$269,238	$15,099	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.4%)
	Abercrombie & Fitch Co. - Class A	52,200	2,382
*	Amazon.com, Inc.	18,200	2,470
	Coach, Inc.	28,200	1,114
*	DIRECTV - Class A	46,100	1,559
*	Ford Motor Co.	200,200	2,517
	The Home Depot, Inc.	31,500	1,019
	Johnson Controls, Inc.	84,400	2,784
*	Kohl’s Corp.	76,400	4,185
	Lowe’s Cos., Inc.	65,800	1,595
	Marriott International, Inc. - Class A	60,400	1,904
	McDonald’s Corp.	40,400	2,695
	The McGraw-Hill Cos., Inc.	48,100	1,715
	NIKE, Inc. - Class B	54,700	4,020
	Omnicom Group, Inc.	30,600	1,188
	Staples, Inc.	38,200	894
	Starwood Hotels & Resorts Worldwide, Inc.	37,500	1,749
	Target Corp.	83,900	4,413
	The Walt Disney Co.	73,100	2,552

	Total		40,755

	Consumer Staples (10.5%)
	The Coca-Cola Co.	32,300	1,777
	Colgate-Palmolive Co.	23,500	2,004
	ConAgra Foods, Inc.	90,000	2,256
	Costco Wholesale Corp.	34,900	2,084
	CVS Caremark Corp.	101,422	3,708
	General Mills, Inc.	29,500	2,088
	H.J. Heinz Co.	61,500	2,805
*	Hansen Natural Corp.	32,100	1,392
	PepsiCo, Inc.	87,800	5,809
	Philip Morris International, Inc.	79,500	4,147
	The Procter & Gamble Co.	109,662	6,938
	Wal-Mart Stores, Inc.	112,300	6,244

	Total		41,252

	Energy (10.8%)
	Anadarko Petroleum Corp.	43,900	3,197
	Chevron Corp.	101,400	7,689
	Exxon Mobil Corp.	136,500	9,143
	Halliburton Co.	63,300	1,907
	Hess Corp.	51,600	3,228
	National-Oilwell Varco, Inc.	67,500	2,739
	Occidental Petroleum Corp.	40,100	3,390
*	Petrohawk Energy Corp.	71,500	1,450
	Petroleo Brasileiro SA, ADR	16,900	752
	Schlumberger, Ltd.	57,600	3,655
*	Southwestern Energy Co.	29,400	1,197

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	XTO Energy, Inc.	86,150	4,065

	Total		42,412

	Financials (14.7%)
	American Express Co.	53,900	2,224
	Bank of America Corp.	502,707	8,973
*	Citigroup, Inc.	597,500	2,420
	CME Group, Inc. - Class A	5,900	1,865
	The Goldman Sachs Group, Inc.	29,300	4,999
	JPMorgan Chase & Co.	227,196	10,167
	MetLife, Inc.	71,200	3,086
	Morgan Stanley	102,600	3,005
	PNC Financial Services Group, Inc.	35,930	2,145
	Prudential Financial, Inc.	70,800	4,283
	State Street Corp.	69,100	3,119
	T. Rowe Price Group, Inc.	56,500	3,104
	The Travelers Cos., Inc.	48,400	2,611
	Wells Fargo & Co.	190,600	5,932

	Total		57,933

	Health Care (12.9%)
	Abbott Laboratories	92,100	4,852
	Allergan, Inc.	49,200	3,214
*	Amgen, Inc.	32,200	1,924
	Baxter International, Inc.	37,384	2,176
*	Celgene Corp.	78,995	4,895
*	Express Scripts, Inc.	40,700	4,142
*	Gilead Sciences, Inc.	91,400	4,157
	Johnson & Johnson	52,900	3,449
*	Medco Health Solutions, Inc.	53,600	3,460
	Medtronic, Inc.	43,600	1,963
	Merck & Co., Inc.	116,238	4,342
	Pfizer, Inc.	267,200	4,582
	Teva Pharmaceutical Industries, Ltd., ADR	35,400	2,233
*	Thermo Fisher Scientific, Inc.	7,700	396
	UnitedHealth Group, Inc.	148,800	4,861

	Total		50,646

	Industrials (11.8%)
	3M Co.	39,100	3,268
	Caterpillar, Inc.	30,500	1,917
	Cummins, Inc.	27,600	1,710
	Danaher Corp.	33,700	2,693
	Deere & Co.	44,300	2,634
	FedEx Corp.	33,900	3,166
*	Foster Wheeler AG	62,500	1,696
	General Electric Co.	346,600	6,308
	Honeywell International, Inc.	51,300	2,322
	Illinois Tool Works, Inc.	70,300	3,330

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Lockheed Martin Corp.	13,100	1,090
	Norfolk Southern Corp.	51,500	2,878
	PACCAR, Inc.	30,900	1,339
	Precision Castparts Corp.	14,100	1,787
	Raytheon Co.	42,200	2,411
	Union Pacific Corp.	28,900	2,118
	United Parcel Service, Inc. - Class B	45,200	2,911
	United Technologies Corp.	37,800	2,783

	Total		46,361

	Information Technology (19.3%)
	Accenture PLC - Class A	17,800	747
*	Adobe Systems, Inc.	39,200	1,387
*	Agilent Technologies, Inc.	45,200	1,554
*	Apple, Inc.	35,300	8,293
	Applied Materials, Inc.	124,000	1,672
	Automatic Data Processing, Inc.	31,100	1,383
	Broadcom Corp. - Class A	45,100	1,496
*	Cisco Systems, Inc.	257,800	6,711
*	Cognizant Technology Solutions Corp. - Class A	11,600	591
	Corning, Inc.	90,100	1,821
*	Dell, Inc.	94,100	1,412
*	eBay, Inc.	56,600	1,525
*	EMC Corp.	118,100	2,131
*	Google, Inc. - Class A	9,100	5,160
	Hewlett-Packard Co.	98,600	5,241
	Intel Corp.	220,500	4,908
	International Business Machines Corp.	46,100	5,912
*	Intuit, Inc.	43,200	1,484
*	Juniper Networks, Inc.	50,400	1,546
	LG Display Co., Ltd., ADR	14,900	263
	MasterCard, Inc. - Class A	5,700	1,448
	Microsoft Corp.	288,600	8,447
	Oracle Corp.	152,100	3,907
	QUALCOMM, Inc.	63,500	2,666
	Texas Instruments, Inc.	46,200	1,131
	Visa, Inc. - Class A	17,900	1,629
*	Yahoo!, Inc.	84,000	1,389

	Total		75,854

	Materials (4.3%)
	Alcoa, Inc.	163,800	2,333
	The Dow Chemical Co.	125,600	3,714
	Ecolab, Inc.	31,800	1,398
	Freeport-McMoRan Copper & Gold, Inc.	25,800	2,155
	Monsanto Co.	30,400	2,171
	Potash Corp. of Saskatchewan, Inc.	24,200	2,888
	Praxair, Inc.	25,300	2,100

	Total		16,759

Large Cap Core Stock Portfolio

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (2.6%)
*	American Tower Corp. - Class A	75,600	3,221
	AT&T, Inc.	117,600	3,039
	Verizon Communications, Inc.	127,800	3,964

	Total		10,224

	Utilities (1.5%)
	American Electric Power Co., Inc.	109,100	3,729
	PG&E Corp.	56,900	2,414

	Total		6,143

	Total Common Stocks (Cost: $343,530)		388,339

	Short-Term Investments (1.6%)

	Energy (0.3%)
	Sempra Global, 0.25%, 4/1/10	1,000,000	1,000

	Total		1,000

	Telecommunications (1.3%)
	Vodafone Group PLC, 0.22%, 4/1/10	5,200,000	5,200

	Total		5,200

	Total Short-Term Investments (Cost: $6,200)		6,200

	Total Investments (100.4%) (Cost: $349,730)(a)		394,539

	Other Assets, Less Liabilities (-0.4%)		(1,646)

	Net Assets (100.0%)		392,893

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $349,730 and the net unrealized appreciation of investments based on that cost was $44,809 which is comprised of $61,193 aggregate gross unrealized appreciation and $16,383 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$388,339	$-	$-
Short-Term Investments	-	6,200	-
Other Financial Instruments^	-	-	-

Total	$388,339	$6,200	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.3%)
	Carnival Corp.	7,600	296
	CBS Corp. - Class B	23,200	323
	Coach, Inc.	1,900	75
*	DreamWorks Animation SKG, Inc. - Class A	5,500	217
	Gannett Co., Inc.	11,500	190
	The Home Depot, Inc.	9,800	317
	Lowe’s Cos., Inc.	22,500	545
	McDonald’s Corp.	2,000	133
	Scripps Networks Interactive - Class A	7,000	310
	Stanley Black & Decker, Inc.	1,500	86
	Strayer Education, Inc.	700	171
	Target Corp.	23,100	1,215
	Time Warner Cable, Inc.	7,343	392
*	Urban Outfitters, Inc.	10,500	399
*	Viacom, Inc. - Class B	11,500	395
	The Walt Disney Co.	6,500	227

	Total		5,291

	Consumer Staples (11.8%)
	Alberto-Culver Co.	3,100	81
	Altria Group, Inc.	7,100	146
	The Coca-Cola Co.	2,482	137
	Colgate-Palmolive Co.	3,800	324
	Costco Wholesale Corp.	1,200	72
	General Mills, Inc.	3,500	248
	Kraft Foods, Inc. - Class A	15,700	475
	PepsiCo, Inc.	17,900	1,184
	Philip Morris International, Inc.	42,100	2,196
	The Procter & Gamble Co.	8,700	550
	Unilever NV	2,800	84
	Wal-Mart Stores, Inc.	10,200	567

	Total		6,064

	Energy (7.4%)
	Anadarko Petroleum Corp.	2,800	204
	Baker Hughes, Inc.	1,800	84
	Cenovus Energy, Inc.	5,300	139
	Chevron Corp.	6,300	478
	Diamond Offshore Drilling, Inc.	1,900	169
	Pioneer Natural Resources Co.	5,500	310
	Royal Dutch Shell PLC - Class A, ADR	16,400	949
	Royal Dutch Shell PLC - Class B, ADR	1,700	94
	Schlumberger, Ltd.	11,300	717
*	Transocean, Ltd.	800	69
*	Weatherford International, Ltd.	40,000	634

	Total		3,847

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials (13.6%)
	ACE, Ltd.	3,000	157
	The Allstate Corp.	28,900	934
	Aon Corp.	9,400	401
	The Bank of New York Mellon Corp.	2,300	71
*	Berkshire Hathaway, Inc. - Class A	2	244
	BlackRock, Inc.	400	87
	The Charles Schwab Corp.	49,700	929
	CME Group, Inc. - Class A	300	95
	The Goldman Sachs Group, Inc.	7,800	1,331
	Hudson City Bancorp, Inc.	10,400	147
	JPMorgan Chase & Co.	27,300	1,222
	Plum Creek Timber Co., Inc.	9,600	374
	The Progressive Corp.	26,900	513
	RenaissanceRe Holdings, Ltd.	1,800	102
	State Street Corp.	2,100	95
	T. Rowe Price Group, Inc.	3,100	170
	Ventas, Inc.	2,600	123

	Total		6,995

	Health Care (17.0%)
	Aetna, Inc.	5,400	190
	Allergan, Inc.	9,900	647
	Baxter International, Inc.	15,500	902
*	Boston Scientific Corp.	49,600	358
	Bristol-Myers Squibb Co.	8,300	222
*	Celgene Corp.	19,600	1,214
*	Cerner Corp.	10,200	868
*	DaVita, Inc.	15,000	951
	Johnson & Johnson	6,300	411
	Medtronic, Inc.	19,500	878
	Merck & Co., Inc.	22,099	825
*	Mettler-Toledo International, Inc.	800	87
	Shire PLC, ADR	10,200	673
	Teva Pharmaceutical Industries, Ltd., ADR	4,400	277
	UnitedHealth Group, Inc.	7,400	242

	Total		8,745

	Industrials (8.4%)
	The Boeing Co.	3,400	247
	Cummins, Inc.	5,300	328
	Danaher Corp.	2,850	228
	Emerson Electric Co.	7,800	393
	FedEx Corp.	8,500	794
*	First Solar, Inc.	2,000	245
	General Electric Co.	16,100	293
	Illinois Tool Works, Inc.	6,600	313
	Iron Mountain, Inc.	9,600	263

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Jacobs Engineering Group, Inc.	2,000	90
	Norfolk Southern Corp.	11,600	648
	Parker Hannifin Corp.	1,200	78
*	Spirit AeroSystems Holdings, Inc. - Class A	9,100	213
	United Technologies Corp.	2,800	206

	Total		4,339

	Information Technology (18.6%)
*	Adobe Systems, Inc.	10,700	378
*	Akamai Technologies, Inc.	6,000	188
*	Apple, Inc.	2,500	587
	Broadcom Corp. - Class A	19,600	650
*	Cisco Systems, Inc.	44,900	1,169
*	Google, Inc. - Class A	2,370	1,344
	Hewlett-Packard Co.	3,800	202
	International Business Machines Corp.	2,900	372
	Jabil Circuit, Inc.	12,300	199
*	Juniper Networks, Inc.	28,300	868
	Maxim Integrated Products, Inc.	12,200	237
	Microchip Technology, Inc.	4,600	129
	Microsoft Corp.	9,500	278
*	NetApp, Inc.	5,300	173
	Nintendo Co., Ltd., ADR	15,300	637
	Oracle Corp.	7,500	193
	Paychex, Inc.	4,700	144
	QUALCOMM, Inc.	17,400	731
*	Research In Motion, Ltd.	5,000	370
	Tyco Electronics, Ltd.	7,200	198
	Visa, Inc. - Class A	5,900	537

	Total		9,584

	Materials (7.6%)
	Air Products and Chemicals, Inc.	3,600	266
	Allegheny Technologies, Inc.	11,000	594
	Barrick Gold Corp.	14,800	568
	Cliffs Natural Resources, Inc.	7,500	532
	Monsanto Co.	6,200	443
	Nucor Corp.	10,000	454
	Potash Corp. of Saskatchewan, Inc.	2,500	298
	Vulcan Materials Co.	15,900	751

	Total		3,906

	Telecommunication Services (2.0%)
*	American Tower Corp. - Class A	20,600	878
*	tw telecom, Inc.	8,000	145

	Total		1,023

Large Cap Blend Portfolio

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.8%)
American Water Works Co., Inc.	9,000	196
Edison International	1,800	61
Sempra Energy	2,900	145

Total		402

Total Common Stocks (Cost: $43,630)		50,196

Short-Term Investments (3.3%)
Energy (3.3%)
Sempra Global, 0.25%, 4/1/10	1,700,000	1,700

Total		1,700

Total Short-Term Investments (Cost: $1,700)		1,700

Total Investments (100.8%) (Cost: $45,330)(a)		51,896

Other Assets, Less Liabilities (-0.8%)		(424)

Net Assets (100.0%)		51,472

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $45,330 and the net unrealized appreciation of investments based on that cost was $6,566 which is comprised of $7,247 aggregate gross unrealized appreciation and $681 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$50,196	$-	$-
Preferred Stocks	-	-	-
Short-Term Investments	-	1,700	-
Other Financial Instruments^	-	-	-

Total	$50,196	$1,700	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.9%)
	Abercrombie & Fitch Co. - Class A	12,500	570
*	Amazon.com, Inc.	48,800	6,624
*	Apollo Group, Inc. - Class A	18,300	1,122
*	AutoNation, Inc.	12,929	234
*	AutoZone, Inc.	4,225	731
*	Bed Bath & Beyond, Inc.	37,400	1,637
	Best Buy Co., Inc.	48,875	2,079
*	Big Lots, Inc.	11,800	430
	Carnival Corp.	61,909	2,407
	CBS Corp. - Class B	96,524	1,346
	Coach, Inc.	44,800	1,770
	Comcast Corp. - Class A	404,505	7,613
	D.R. Horton, Inc.	39,400	496
	Darden Restaurants, Inc.	19,950	889
	DeVry, Inc.	8,800	574
*	DIRECTV - Class A	133,300	4,507
*	Discovery Communications, Inc. - Class A	40,400	1,365
*	Eastman Kodak Co.	38,283	222
	Expedia, Inc.	30,100	751
	Family Dollar Stores, Inc.	19,700	721
*	Ford Motor Co.	479,465	6,027
	Fortune Brands, Inc.	21,667	1,051
*	GameStop Corp. - Class A	23,500	515
	Gannett Co., Inc.	33,850	559
	The Gap, Inc.	67,875	1,569
	Genuine Parts Co.	22,600	955
*	The Goodyear Tire & Rubber Co.	34,500	436
	H&R Block, Inc.	47,800	851
	Harley-Davidson, Inc.	33,400	938
*	Harman International Industries, Inc.	9,900	463
	Hasbro, Inc.	17,525	671
	The Home Depot, Inc.	242,400	7,842
	International Game Technology	42,300	780
*	The Interpublic Group of Companies, Inc.	69,300	577
	J.C. Penney Co., Inc.	33,650	1,083
	Johnson Controls, Inc.	95,800	3,160
*	Kohl’s Corp.	43,667	2,392
	Leggett & Platt, Inc.	21,133	457
	Lennar Corp. - Class A	23,200	399
	Limited Brands, Inc.	38,187	940
	Lowe’s Cos., Inc.	209,900	5,088
	Macy’s, Inc.	60,046	1,307
	Marriott International, Inc. - Class A	36,256	1,143
	Mattel, Inc.	51,888	1,180
	McDonald’s Corp.	153,378	10,233

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	The McGraw-Hill Cos., Inc.	45,020	1,605
	Meredith Corp.	5,200	179
*	The New York Times Co. - Class A	16,570	184
	Newell Rubbermaid, Inc.	39,592	602
	News Corp. - Class A	321,300	4,630
	NIKE, Inc. - Class B	55,600	4,087
	Nordstrom, Inc.	23,534	961
*	Office Depot, Inc.	39,157	312
	Omnicom Group, Inc.	44,300	1,719
*	O’Reilly Automotive, Inc.	19,600	817
	Polo Ralph Lauren Corp.	8,200	697
*	Priceline.com, Inc.	6,500	1,657
*	Pulte Homes, Inc.	45,235	509
	RadioShack Corp.	17,900	405
	Ross Stores, Inc.	17,700	946
	Scripps Networks Interactive - Class A	12,800	568
*	Sears Holdings Corp.	6,880	746
	The Sherwin-Williams Co.	13,113	887
	Stanley Black & Decker, Inc.	22,442	1,288
	Staples, Inc.	103,950	2,431
*	Starbucks Corp.	106,000	2,573
	Starwood Hotels & Resorts Worldwide, Inc.	26,600	1,241
	Target Corp.	107,257	5,642
	Tiffany & Co.	17,767	844
	Time Warner Cable, Inc.	50,292	2,681
	Time Warner, Inc.	164,033	5,129
	The TJX Cos., Inc.	59,800	2,543
*	Urban Outfitters, Inc.	18,500	704
	VF Corp.	12,657	1,014
*	Viacom, Inc. - Class B	86,624	2,978
	The Walt Disney Co.	276,557	9,655
	The Washington Post Co. - Class B	900	400
	Whirlpool Corp.	10,644	929
	Wyndham Worldwide Corp.	25,486	656
	Wynn Resorts, Ltd.	9,800	743
	Yum! Brands, Inc.	66,860	2,563

	Total		152,229

	Consumer Staples (11.0%)
	Altria Group, Inc.	296,622	6,087
	Archer-Daniels-Midland Co.	91,603	2,647
	Avon Products, Inc.	60,900	2,063
	Brown-Forman Corp. - Class B	15,522	923
	Campbell Soup Co.	26,922	952
	The Clorox Co.	19,950	1,280
	The Coca-Cola Co.	328,675	18,077

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Coca-Cola Enterprises, Inc.	45,600	1,261
	Colgate-Palmolive Co.	70,422	6,004
	ConAgra Foods, Inc.	63,167	1,584
*	Constellation Brands, Inc. - Class A	28,500	468
	Costco Wholesale Corp.	62,664	3,742
	CVS Caremark Corp.	198,261	7,248
*	Dean Foods Co.	25,800	405
	Dr. Pepper Snapple Group, Inc.	36,200	1,273
	The Estee Lauder Cos., Inc. - Class A	16,900	1,096
	General Mills, Inc.	46,967	3,325
	H.J. Heinz Co.	45,117	2,058
	The Hershey Co.	23,700	1,015
	Hormel Foods Corp.	9,900	416
	The J.M. Smucker Co.	17,000	1,024
	Kellogg Co.	36,357	1,943
	Kimberly-Clark Corp.	59,356	3,732
	Kraft Foods, Inc. - Class A	247,596	7,487
	The Kroger Co.	92,605	2,006
	Lorillard, Inc.	22,046	1,659
	McCormick & Co., Inc.	18,800	721
	Mead Johnson Nutrition Co.	29,131	1,516
	Molson Coors Brewing Co. - Class B	22,600	951
	PepsiCo, Inc.	233,025	15,417
	Philip Morris International, Inc.	268,122	13,985
	The Procter & Gamble Co.	414,064	26,198
	Reynolds American, Inc.	24,100	1,301
	Safeway, Inc.	55,400	1,377
	Sara Lee Corp.	99,435	1,385
	SUPERVALU, INC.	30,270	505
	Sysco Corp.	84,525	2,493
	Tyson Foods, Inc. - Class A	43,500	833
	Walgreen Co.	140,446	5,209
	Wal-Mart Stores, Inc.	304,200	16,913
*	Whole Foods Market, Inc.	24,300	878

	Total		169,457

	Energy (10.7%)
	Anadarko Petroleum Corp.	70,224	5,114
	Apache Corp.	47,946	4,866
	Baker Hughes, Inc.	44,430	2,081
	BJ Services Co.	41,800	894
	Cabot Oil & Gas Corp.	14,800	545
*	Cameron International Corp.	34,900	1,496

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Chesapeake Energy Corp.	92,900	2,196
	Chevron Corp.	286,314	21,711
	ConocoPhillips	211,938	10,845
	CONSOL Energy, Inc.	25,800	1,101
*	Denbury Resources, Inc.	56,400	951
	Devon Energy Corp.	63,700	4,104
	Diamond Offshore Drilling, Inc.	9,900	879
	El Paso Corp.	99,971	1,084
	EOG Resources, Inc.	36,020	3,348
	Exxon Mobil Corp.	673,156	45,088
*	FMC Technologies, Inc.	17,400	1,125
	Halliburton Co.	129,038	3,888
	Helmerich & Payne, Inc.	15,100	575
	Hess Corp.	41,500	2,596
	Marathon Oil Corp.	100,966	3,195
	Massey Energy Co.	12,300	643
	Murphy Oil Corp.	27,300	1,534
*	Nabors Industries, Ltd.	40,600	797
	National-Oilwell Varco, Inc.	59,700	2,423
	Noble Energy, Inc.	24,900	1,818
	Occidental Petroleum Corp.	115,740	9,785
	Peabody Energy Corp.	38,300	1,750
	Pioneer Natural Resources Co.	16,500	929
	Range Resources Corp.	22,700	1,064
*	Rowan Cos., Inc.	16,250	473
	Schlumberger, Ltd.	170,634	10,828
	Smith International, Inc.	35,400	1,516
*	Southwestern Energy Co.	49,300	2,007
	Spectra Energy Corp.	92,336	2,080
	Sunoco, Inc.	16,700	496
	Tesoro Corp.	20,000	278
	Valero Energy Corp.	80,500	1,586
	The Williams Companies, Inc.	83,200	1,922
	XTO Energy, Inc.	83,123	3,922

	Total		163,533

	Financials (16.2%)
	Aflac, Inc.	66,850	3,629
	The Allstate Corp.	76,528	2,473
	American Express Co.	170,575	7,038
*	American International Group, Inc.	19,191	655
	Ameriprise Financial, Inc.	36,455	1,654
	Aon Corp.	38,000	1,623
	Apartment Investment & Management Co. - Class A	16,656	307
	Assurant, Inc.	16,600	571
	AvalonBay Communities, Inc.	11,673	1,008
	Bank of America Corp.	1,430,296	25,531
	The Bank of New York Mellon Corp.	172,263	5,319
	BB&T Corp.	98,500	3,190

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Berkshire Hathaway, Inc. - Class B	235,966	19,177
	Boston Properties, Inc.	19,800	1,494
	Capital One Financial Corp.	64,929	2,689
*	CB Richard Ellis Group, Inc. - Class A	38,500	610
	The Charles Schwab Corp.	139,411	2,606
	The Chubb Corp.	46,800	2,427
	Cincinnati Financial Corp.	23,275	673
*	Citigroup, Inc.	2,801,348	11,345
	CME Group, Inc. - Class A	9,500	3,003
	Comerica, Inc.	24,850	945
	Discover Financial Services	77,456	1,154
*	E*TRADE Financial Corp.	225,100	371
	Equity Residential	40,000	1,566
	Federated Investors, Inc. - Class B	12,600	332
	Fifth Third Bancorp	113,334	1,540
*	First Horizon National Corp.	32,128	451
	Franklin Resources, Inc.	21,150	2,346
*	Genworth Financial, Inc. - Class A	69,700	1,278
	The Goldman Sachs Group, Inc.	75,000	12,797
	The Hartford Financial Services Group, Inc.	54,750	1,556
	HCP, Inc.	41,900	1,383
	Health Care REIT, Inc.	17,600	796
	Host Hotels & Resorts, Inc.	93,094	1,364
	Hudson City Bancorp, Inc.	67,600	957
	Huntington Bancshares, Inc.	102,142	549
*	IntercontinentalExchange, Inc.	10,500	1,178
	Invesco, Ltd.	61,100	1,339
	Janus Capital Group, Inc.	26,229	375
	JPMorgan Chase & Co.	566,429	25,348
	KeyCorp	125,175	970
	Kimco Realty Corp.	57,800	904
	Legg Mason, Inc.	23,200	665
*	Leucadia National Corp.	27,100	672
	Lincoln National Corp.	43,130	1,324
	Loews Corp.	50,621	1,887
	M&T Bank Corp.	11,800	937
	Marsh & McLennan Cos., Inc.	75,880	1,853
	Marshall & Ilsley Corp.	75,100	605
	MetLife, Inc.	116,774	5,061
	Moody’s Corp.	28,050	834
	Morgan Stanley	199,313	5,838

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	The Nasdaq OMX Group, Inc.	21,100	446
	Northern Trust Corp.	34,450	1,904
	NYSE Euronext	37,200	1,102
	People’s United Financial, Inc.	52,900	827
	Plum Creek Timber Co., Inc.	23,200	903
	PNC Financial Services Group, Inc.	73,689	4,399
	Principal Financial Group, Inc.	45,500	1,329
	The Progressive Corp.	95,700	1,827
	ProLogis	67,600	892
	Prudential Financial, Inc.	66,300	4,011
	Public Storage	19,300	1,775
	Regions Financial Corp.	169,990	1,334
	Simon Property Group, Inc.	41,336	3,468
*	SLM Corp.	68,842	862
	State Street Corp.	70,600	3,187
	SunTrust Banks, Inc.	71,233	1,908
	T. Rowe Price Group, Inc.	36,900	2,027
	Torchmark Corp.	11,850	634
	The Travelers Cos., Inc.	73,210	3,949
	U.S. Bancorp	272,821	7,061
	Unum Group	47,431	1,175
	Ventas, Inc.	22,300	1,059
	Vornado Realty Trust	22,474	1,701
	Wells Fargo & Co.	738,631	22,986
	XL Capital, Ltd. - Class A	48,800	922
	Zions Bancorporation	21,400	467

	Total		248,352

	Health Care (11.9%)
	Abbott Laboratories	221,350	11,661
	Aetna, Inc.	61,408	2,156
	Allergan, Inc.	43,834	2,863
	AmerisourceBergen Corp.	40,300	1,166
*	Amgen, Inc.	139,617	8,344
	Baxter International, Inc.	85,900	4,999
	Becton, Dickinson and Co.	33,650	2,649
*	Biogen Idec, Inc.	38,390	2,202
*	Boston Scientific Corp.	215,522	1,556
	Bristol-Myers Squibb Co.	244,413	6,526
	C.R. Bard, Inc.	13,600	1,178
	Cardinal Health, Inc.	51,525	1,856
*	CareFusion Corp.	25,312	669
*	Celgene Corp.	65,500	4,058
*	Cephalon, Inc.	10,700	725
	CIGNA Corp.	39,187	1,434
*	Coventry Health Care, Inc.	21,100	522
*	DaVita, Inc.	14,700	932
	DENTSPLY International, Inc.	21,000	732

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Eli Lilly and Co.	144,706	5,241
*	Express Scripts, Inc.	39,200	3,989
*	Forest Laboratories, Inc.	43,066	1,351
*	Genzyme Corp.	37,900	1,964
*	Gilead Sciences, Inc.	128,800	5,858
*	Hospira, Inc.	23,365	1,324
*	Humana, Inc.	24,300	1,137
*	Intuitive Surgical, Inc.	5,500	1,915
	Johnson & Johnson	392,337	25,580
*	King Pharmaceuticals, Inc.	35,466	417
*	Laboratory Corp. of America Holdings	14,900	1,128
*	Life Technologies Corp.	25,780	1,348
	McKesson Corp.	38,405	2,524
*	Medco Health Solutions, Inc.	66,144	4,270
	Medtronic, Inc.	157,500	7,092
	Merck & Co., Inc.	444,183	16,590
*	Millipore Corp.	8,000	845
*	Mylan, Inc.	43,700	992
	Patterson Cos., Inc.	13,300	413
	PerkinElmer, Inc.	16,800	402
	Pfizer, Inc.	1,150,592	19,733
	Quest Diagnostics, Inc.	21,400	1,247
*	St. Jude Medical, Inc.	46,400	1,905
	Stryker Corp.	40,300	2,306
*	Tenet Healthcare Corp.	61,750	353
*	Thermo Fisher Scientific, Inc.	58,400	3,004
	UnitedHealth Group, Inc.	165,044	5,392
*	Varian Medical Systems, Inc.	17,700	979
*	Waters Corp.	13,300	898
*	Watson Pharmaceuticals, Inc.	15,200	635
*	WellPoint, Inc.	63,300	4,075
*	Zimmer Holdings, Inc.	30,337	1,796

	Total		182,931

	Industrials (10.3%)
	3M Co.	101,476	8,480
	Avery Dennison Corp.	15,950	581
	The Boeing Co.	107,876	7,833
	C.H. Robinson Worldwide, Inc.	23,700	1,324
	Caterpillar, Inc.	89,076	5,598
	Cintas Corp.	18,733	526
	CSX Corp.	55,600	2,830
	Cummins, Inc.	28,700	1,778
	Danaher Corp.	37,400	2,989
	Deere & Co.	60,420	3,593
	Dover Corp.	26,567	1,242
	The Dun & Bradstreet Corp.	7,300	543
	Eaton Corp.	23,600	1,788
	Emerson Electric Co.	107,300	5,402
	Equifax, Inc.	18,000	644
	Expeditors International of Washington, Inc.	30,200	1,115

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Fastenal Co.	18,700	897
	FedEx Corp.	44,620	4,168
*	First Solar, Inc.	6,900	846
	Flowserve Corp.	8,000	882
	Fluor Corp.	25,500	1,186
	General Dynamics Corp.	55,000	4,246
	General Electric Co.	1,521,206	27,686
	Goodrich Corp.	17,800	1,255
	Honeywell International, Inc.	109,050	4,937
	Illinois Tool Works, Inc.	55,200	2,614
	Iron Mountain, Inc.	25,800	707
	ITT Corp.	26,100	1,399
*	Jacobs Engineering Group, Inc.	17,800	804
	L-3 Communications Holdings, Inc.	16,500	1,512
	Lockheed Martin Corp.	45,008	3,746
	Masco Corp.	51,200	795
	Norfolk Southern Corp.	52,657	2,943
	Northrop Grumman Corp.	43,120	2,827
	PACCAR, Inc.	51,915	2,250
	Pall Corp.	16,750	678
	Parker Hannifin Corp.	22,912	1,483
	Pitney Bowes, Inc.	29,537	722
	Precision Castparts Corp.	20,200	2,560
*	Quanta Services, Inc.	29,900	573
	R.R. Donnelley & Sons Co.	29,334	626
	Raytheon Co.	54,000	3,085
	Republic Services, Inc.	46,207	1,341
	Robert Half International, Inc.	21,140	643
	Rockwell Automation, Inc.	20,350	1,147
	Rockwell Collins, Inc.	22,450	1,405
	Roper Industries, Inc.	13,200	764
	Ryder System, Inc.	7,600	295
	Snap-on, Inc.	8,217	356
	Southwest Airlines Co.	105,967	1,401
*	Stericycle, Inc.	12,100	659
	Textron, Inc.	38,900	826
	Union Pacific Corp.	72,020	5,279
	United Parcel Service, Inc. - Class B	141,600	9,120
	United Technologies Corp.	133,534	9,829
	W.W. Grainger, Inc.	8,800	952
	Waste Management, Inc.	69,185	2,382

	Total		158,092

	Information Technology (18.5%)
*	Adobe Systems, Inc.	74,750	2,644
*	Advanced Micro Devices, Inc.	80,500	746
*	Agilent Technologies, Inc.	49,737	1,710
*	Akamai Technologies, Inc.	24,500	769
	Altera Corp.	42,411	1,031

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Amphenol Corp. - Class A	24,700	1,042
	Analog Devices, Inc.	42,357	1,221
*	Apple, Inc.	129,300	30,376
	Applied Materials, Inc.	191,500	2,581
*	Autodesk, Inc.	32,768	964
	Automatic Data Processing, Inc.	71,950	3,200
*	BMC Software, Inc.	26,060	990
	Broadcom Corp. - Class A	61,500	2,041
	CA, Inc.	56,392	1,323
*	Cisco Systems, Inc.	816,300	21,248
*	Citrix Systems, Inc.	26,220	1,245
*	Cognizant Technology Solutions Corp. - Class A	42,400	2,161
*	Computer Sciences Corp.	21,950	1,196
*	Compuware Corp.	32,457	273
	Corning, Inc.	222,300	4,493
*	Dell, Inc.	245,533	3,685
*	eBay, Inc.	161,100	4,342
*	Electronic Arts, Inc.	46,600	870
*	EMC Corp.	292,674	5,280
	Fidelity National Information Services, Inc.	47,000	1,102
*	Fiserv, Inc.	21,725	1,103
*	FLIR Systems, Inc.	21,800	615
*	Google, Inc. - Class A	34,500	19,562
	Harris Corp.	18,600	883
	Hewlett-Packard Co.	335,626	17,838
	Intel Corp.	787,563	17,531
	International Business Machines Corp.	185,239	23,757
*	Intuit, Inc.	44,800	1,538
	Jabil Circuit, Inc.	27,567	446
*	JDS Uniphase Corp.	31,850	399
*	Juniper Networks, Inc.	74,900	2,298
	KLA-Tencor Corp.	24,500	757
*	Lexmark International, Inc. - Class A	11,100	400
	Linear Technology Corp.	31,850	901
*	LSI Corp.	93,600	573
	MasterCard, Inc. - Class A	13,800	3,505
*	McAfee, Inc.	22,600	907
*	MEMC Electronic Materials, Inc.	32,400	497
	Microchip Technology, Inc.	26,300	741
*	Micron Technology, Inc.	121,250	1,260
	Microsoft Corp.	1,087,892	31,843
	Molex, Inc.	19,350	404
*	Monster Worldwide, Inc.	17,867	297
*	Motorola, Inc.	329,777	2,315
	National Semiconductor Corp.	33,886	490
*	NetApp, Inc.	49,100	1,599
*	Novell, Inc.	49,700	298

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Novellus Systems, Inc.	13,700	342
*	NVIDIA Corp.	79,150	1,376
	Oracle Corp.	557,225	14,315
	Paychex, Inc.	45,835	1,407
*	QLogic Corp.	16,200	329
	QUALCOMM, Inc.	239,634	10,062
*	Red Hat, Inc.	26,900	787
*	SAIC, Inc.	43,500	770
*	Salesforce.com, Inc.	15,700	1,169
*	SanDisk Corp.	32,600	1,129
*	Symantec Corp.	114,954	1,945
	Tellabs, Inc.	54,792	415
*	Teradata Corp.	23,800	688
*	Teradyne, Inc.	25,250	282
	Texas Instruments, Inc.	177,100	4,334
	Total System Services, Inc.	28,078	440
*	VeriSign, Inc.	26,200	681
	Visa, Inc. - Class A	63,600	5,789
*	Western Digital Corp.	32,600	1,271
	Western Union Co.	97,332	1,651
	Xerox Corp.	192,770	1,879
	Xilinx, Inc.	39,400	1,005
*	Yahoo!, Inc.	169,700	2,805

	Total		284,161

	Materials (3.4%)
	Air Products and Chemicals, Inc.	30,267	2,238
	Airgas, Inc.	11,800	751
	AK Steel Holding Corp.	15,700	359
	Alcoa, Inc.	145,507	2,072
	Allegheny Technologies, Inc.	14,017	757
	Ball Corp.	13,432	717
	Bemis Co., Inc.	15,500	445
	CF Industries Holdings, Inc.	7,300	666
	Cliffs Natural Resources, Inc.	19,300	1,369
	The Dow Chemical Co.	164,009	4,850
	E.I. du Pont de Nemours and Co.	128,828	4,798
	Eastman Chemical Co.	10,325	657
	Ecolab, Inc.	33,700	1,481
	FMC Corp.	10,300	624
	Freeport-McMoRan Copper & Gold, Inc.	61,388	5,128
	International Flavors & Fragrances, Inc.	11,300	539
	International Paper Co.	61,766	1,520
	MeadWestvaco Corp.	24,379	623
	Monsanto Co.	77,806	5,557
	Newmont Mining Corp.	69,980	3,564
	Nucor Corp.	44,932	2,039
*	Owens-Illinois, Inc.	24,000	853
*	Pactiv Corp.	18,900	476
	PPG Industries, Inc.	23,667	1,548
	Praxair, Inc.	43,700	3,627
	Sealed Air Corp.	22,642	477

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Sigma-Aldrich Corp.	17,400	934
*	Titanium Metals Corp.	12,000	199
	United States Steel Corp.	20,450	1,299
	Vulcan Materials Co.	18,000	850
	Weyerhaeuser Co.	30,180	1,366

	Total		52,383

	Telecommunication Services (2.8%)
*	American Tower Corp. - Class A	57,400	2,446
	AT&T, Inc.	841,475	21,744
	CenturyTel, Inc.	42,759	1,516
	Frontier Communications Corp.	44,500	331
*	MetroPCS Communications, Inc.	37,200	263
	Qwest Communications International, Inc.	212,135	1,107
*	Sprint Nextel Corp.	424,502	1,613
	Verizon Communications, Inc.	404,242	12,540
	Windstream Corp.	65,092	709

	Total		42,269

	Utilities (3.4%)
*	The AES Corp.	95,300	1,048
	Allegheny Energy, Inc.	24,200	557
	Ameren Corp.	33,767	881
	American Electric Power Co., Inc.	68,140	2,329
	CenterPoint Energy, Inc.	55,962	804
	CMS Energy Corp.	32,800	507
	Consolidated Edison, Inc.	40,150	1,788
	Constellation Energy Group, Inc.	28,700	1,008
	Dominion Resources, Inc.	85,576	3,518
	DTE Energy Co.	23,550	1,050
	Duke Energy Corp.	186,673	3,046
	Edison International	46,420	1,586
	Entergy Corp.	27,009	2,197
	EQT Corp.	18,700	767
	Exelon Corp.	94,124	4,123
	FirstEnergy Corp.	43,465	1,699
	FPL Group, Inc.	58,914	2,847
	Integrys Energy Group, Inc.	10,932	518
	Nicor, Inc.	6,450	270
	NiSource, Inc.	39,473	624
	Northeast Utilities	25,000	691
*	NRG Energy, Inc.	37,200	777
	ONEOK, Inc.	15,000	685
	Pepco Holdings, Inc.	31,700	544
	PG&E Corp.	52,925	2,245
	Pinnacle West Capital Corp.	14,500	547
	PPL Corp.	53,768	1,490
	Progress Energy, Inc.	40,492	1,594
	Public Service Enterprise Group, Inc.	72,172	2,130
	Questar Corp.	24,900	1,076

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	SCANA Corp.	15,900	598
	Sempra Energy	35,202	1,757
	Southern Co.	117,000	3,880
	TECO Energy, Inc.	30,500	485
	Wisconsin Energy Corp.	16,700	825
	Xcel Energy, Inc.	65,120	1,380

	Total		51,871

	Total Common Stocks (Cost: $1,307,869)		1,505,278

	Short-Term Investments (1.8%)

	Commercial Banks US (0.2%)
(b)	Bank Of America Corp., 0.18%, 4/28/10	3,000,000	3,000

	Total		3,000

	Energy (0.7%)
	Sempra Energy Global, 0.28%, 4/7/10	10,000,000	10,000

	Total		10,000

	Federal Government & Agencies (0.3%)
	Federal Home Loan Bank, 0.165%, 6/2/10	5,000,000	4,998

	Total		4,998

	Finance Services (0.3%)
	Liberty Street Funding LLC, 0.20%, 4/16/10	5,000,000	5,000

	Total		5,000

	Food Processors (0.3%)
	Kellogg Co., 0.15%, 4/1/10	4,300,000	4,300

	Total		4,300

	Total Short-Term Investments (Cost: $27,297)		27,298

	Total Investments (99.9%) (Cost: $1,335,166)(a)		1,532,576

	Other Assets, Less Liabilities (0.1%)		1,603

	Net Assets (100.0%)		1,534,179

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,335,166 and the net unrealized appreciation of investments based on that cost was $197,410 which is comprised of $416,261 aggregate gross unrealized appreciation and $218,851 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2010, $26,843)	93	6/10	$247

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets;
Domestic Common Stocks	$1,505,278	$-	$-
Short-Term Investments	-	27,298	-
Other Financial Instruments^	247	-	-

Total	$1,505,525	$27,298	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.5%)
	Best Buy Co., Inc.	4,800	204
	CBS Corp. - Class B	22,100	308
	Comcast Corp. - Class A	29,300	551
	Darden Restaurants, Inc.	2,800	125
	The Gap, Inc.	7,500	173
	H&R Block, Inc.	10,300	183
	The Home Depot, Inc.	18,100	586
*	Kohl’s Corp.	4,900	268
	Macy’s, Inc.	9,000	196
	Newell Rubbermaid, Inc.	17,200	262
	Staples, Inc.	8,300	194
*	Starbucks Corp.	5,300	129
	Time Warner Cable, Inc.	6,100	325
	Time Warner, Inc.	19,100	597
	VF Corp.	3,100	249
*	Viacom, Inc. - Class B	13,100	450

	Total		4,800

	Consumer Staples (7.0%)
	Altria Group, Inc.	16,200	332
	The Clorox Co.	3,800	244
	The Coca-Cola Co.	11,800	649
	Kraft Foods, Inc. - Class A	12,600	381
	The Kroger Co.	14,100	305
	Lorillard, Inc.	1,600	120
	Sysco Corp.	8,500	251
	Unilever NV	7,800	235
	Walgreen Co.	12,200	453
	Wal-Mart Stores, Inc.	10,000	556

	Total		3,526

	Energy (17.6%)
	Apache Corp.	5,500	558
	Baker Hughes, Inc.	4,900	230
	Chevron Corp.	23,100	1,752
	ConocoPhillips	26,200	1,341
	Devon Energy Corp.	4,500	290
	Diamond Offshore Drilling, Inc.	1,400	124
	Exxon Mobil Corp.	36,300	2,431
	National-Oilwell Varco, Inc.	9,400	381
	Occidental Petroleum Corp.	7,100	600
	Royal Dutch Shell PLC - Class A, ADR	14,000	810
*	Transocean, Ltd.	2,600	225

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Valero Energy Corp.	8,000	158

	Total		8,900

	Financials (21.4%)
	The Allstate Corp.	13,100	423
	Ameriprise Financial, Inc.	7,100	322
	Bank of America Corp.	98,700	1,762
	The Bank of New York Mellon Corp.	14,800	457
	The Chubb Corp.	8,100	420
*	Citigroup, Inc.	68,400	277
	The Goldman Sachs Group, Inc.	4,900	836
	JPMorgan Chase & Co.	42,900	1,920
	Loews Corp.	6,800	254
	Morgan Stanley	13,700	401
	PNC Financial Services Group, Inc.	6,500	388
	Principal Financial Group, Inc.	9,500	278
	Simon Property Group, Inc.	3,200	268
	Torchmark Corp.	5,800	310
	The Travelers Cos., Inc.	10,100	545
	U.S. Bancorp	26,500	686
	Wells Fargo & Co.	34,900	1,086
	XL Capital, Ltd. - Class A	8,400	159

	Total		10,792

	Health Care (11.4%)
	Abbott Laboratories	8,300	437
	Aetna, Inc.	7,300	256
*	Amgen, Inc.	4,600	275
	Eli Lilly and Co.	8,100	294
*	Gilead Sciences, Inc.	2,500	114
	Johnson & Johnson	14,300	932
	Medtronic, Inc.	4,600	207
	Merck & Co., Inc.	26,800	1,001
	Pfizer, Inc.	102,900	1,765
	Quest Diagnostics, Inc.	2,400	140
*	WellPoint, Inc.	5,000	322

	Total		5,743

	Industrials (10.2%)
	Avery Dennison Corp.	4,700	171
	Dover Corp.	5,700	266
	General Electric Co.	108,000	1,966
	Honeywell International, Inc.	9,700	439
	Ingersoll-Rand PLC	11,100	387

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Lockheed Martin Corp.	3,300	275
	Northrop Grumman Corp.	8,800	577
	Pitney Bowes, Inc.	7,800	191
	R.R. Donnelley & Sons Co.	10,300	220
*	The Shaw Group, Inc.	4,300	148
	Tyco International, Ltd.	6,900	264
	Waste Management, Inc.	7,100	244

	Total		5,148

	Information Technology (7.1%)
	Activision Blizzard, Inc.	13,500	163
	Applied Materials, Inc.	12,300	166
*	Cisco Systems, Inc.	13,900	362
*	Fiserv, Inc.	3,600	183
	Hewlett-Packard Co.	11,100	590
	Intel Corp.	18,000	401
	International Business Machines Corp.	4,400	564
	Microsoft Corp.	19,400	568
	Oracle Corp.	17,100	439
	Xerox Corp.	18,100	176

	Total		3,612

	Materials (3.3%)
	E.I. du Pont de Nemours and Co.	16,700	622
	Freeport-McMoRan Copper & Gold, Inc.	400	33
	International Paper Co.	9,000	222
	Nucor Corp.	8,200	372
	PPG Industries, Inc.	6,700	438

	Total		1,687

	Telecommunication Services (6.1%)
	AT&T, Inc.	68,300	1,765
	CenturyTel, Inc.	5,300	188
	Verizon Communications, Inc.	35,600	1,104

	Total		3,057

	Utilities (3.1%)
	Exelon Corp.	14,000	613
*	NRG Energy, Inc.	5,500	115
	PG&E Corp.	8,300	352
	PPL Corp.	17,500	485

	Total		1,565

	Total Common Stocks (Cost: $47,238)		48,830

Large Company Value Portfolio

	Short-Term Investments (4.4%)	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies (4.4%)
(b)	Federal Home Loan Bank, 0.00%, 4/1/10	2,215,000	2,215

	Total		2,215

	Other Holdings (0.0%)
(m)	JPMorgan Money Market Fund	28	-

	Total		-

	Total Short-Term Investments (Cost: $2,215)		2,215

	Total Investments (101.1%) (Cost: $49,453)(a)		51,045

	Other Assets, Less Liabilities (-1.1%)		(569)

	Net Assets (100.0%)		50,476

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $49,453 and the net unrealized appreciation of investments based on that cost was $1,592 which is comprised of $4,407 aggregate gross unrealized appreciation and $2,815 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2010, $1,249)	22	6/10	$32

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$48,830	$-	$-
Short-Term Investments	-	2,215	-
Other Financial Instruments^	32	-	-

Total	$48,862	$2,215	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (93.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.5%)
	Carnival Corp.	119,400	4,642
*	Discovery Communications, Inc. - Class A	136,400	4,609
	Gannett Co., Inc.	124,400	2,055
	The Home Depot, Inc.	60,300	1,951
	Leggett & Platt, Inc.	223,700	4,841
	Lowe’s Cos., Inc.	356,700	8,646
	McDonald’s Corp.	36,300	2,422
	The Sherwin-Williams Co.	28,200	1,908
	Stanley Black & Decker, Inc.	62,600	3,594
	Target Corp.	96,300	5,065
	Time Warner Cable, Inc.	57,600	3,071
	Time Warner, Inc.	87,233	2,728
*	Viacom, Inc. - Class B	167,800	5,769

	Total		51,301

	Consumer Staples (10.0%)
	Altria Group, Inc.	234,700	4,816
	Archer-Daniels-Midland Co.	65,300	1,887
	The Coca-Cola Co.	44,400	2,442
	Colgate-Palmolive Co.	13,700	1,168
	General Mills, Inc.	16,700	1,182
	Kraft Foods, Inc. - Class A	139,057	4,205
	PepsiCo, Inc.	36,400	2,408
	Philip Morris International, Inc.	207,300	10,813
	The Procter & Gamble Co.	116,200	7,352
	Wal-Mart Stores, Inc.	30,600	1,702

	Total		37,975

	Energy (9.9%)
	Cenovus Energy, Inc.	45,000	1,180
	Chevron Corp.	114,646	8,694
	Devon Energy Corp.	42,600	2,745
	Diamond Offshore Drilling, Inc.	28,200	2,504
	Pioneer Natural Resources Co.	52,600	2,962
	Royal Dutch Shell PLC - Class A, ADR	138,700	8,025
	Royal Dutch Shell PLC - Class B, ADR	46,628	2,580
*	Transocean, Ltd.	39,247	3,390
*	Weatherford International, Ltd.	352,400	5,589

	Total		37,669

	Financials (16.3%)
	The Allstate Corp.	137,400	4,439
	Arthur J. Gallagher & Co.	102,000	2,504
	The Bank of New York Mellon Corp.	109,000	3,366
	BB&T Corp.	63,500	2,057

	Common Stocks (93.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Berkshire Hathaway, Inc. - Class A	18	2,192
	Equity Residential	88,000	3,445
	The Goldman Sachs Group, Inc.	52,550	8,967
	Hudson City Bancorp, Inc.	189,700	2,686
	JPMorgan Chase & Co.	209,800	9,389
	Mercury General Corp.	139,800	6,112
	Plum Creek Timber Co., Inc.	56,100	2,183
	The Progressive Corp.	178,000	3,398
	RenaissanceRe Holdings, Ltd.	28,700	1,629
	State Street Corp.	52,300	2,361
	The Toronto-Dominion Bank	49,600	3,699
	Ventas, Inc.	68,900	3,271

	Total		61,698

	Health Care (10.1%)
	Baxter International, Inc.	42,500	2,474
	Bristol-Myers Squibb Co.	170,400	4,550
*	DaVita, Inc.	47,000	2,980
	Johnson & Johnson	119,500	7,791
	Medtronic, Inc.	147,800	6,655
	Merck & Co., Inc.	373,703	13,958

	Total		38,408

	Industrials (12.1%)
	3M Co.	59,100	4,939
	The Boeing Co.	33,000	2,396
	Emerson Electric Co.	177,000	8,910
	FedEx Corp.	16,100	1,504
	General Electric Co.	711,300	12,946
	Illinois Tool Works, Inc.	114,500	5,423
*	Jacobs Engineering Group, Inc.	36,500	1,649
	Norfolk Southern Corp.	60,200	3,365
	United Parcel Service, Inc. - Class B	43,200	2,782
	United Technologies Corp.	25,100	1,848

	Total		45,762

	Information Technology (7.8%)
	Intel Corp.	78,800	1,754
	Jabil Circuit, Inc.	429,400	6,952
	Maxim Integrated Products, Inc.	428,800	8,315
	Microsoft Corp.	95,900	2,807
	Nintendo Co., Ltd., ADR	167,500	6,976
	Tyco Electronics, Ltd.	92,300	2,536

	Total		29,340

	Materials (8.6%)
	Air Products and Chemicals, Inc.	19,900	1,471

Common Stocks (93.6%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Allegheny Technologies, Inc.	186,700	10,080
Cliffs Natural Resources, Inc.	61,500	4,363
The Dow Chemical Co.	55,800	1,650
Nucor Corp.	242,900	11,023
Vulcan Materials Co.	84,200	3,978

Total		32,565

Telecommunication Services (0.8%)
AT&T, Inc.	50,000	1,292
Verizon Communications, Inc.	56,900	1,765

Total		3,057

Utilities (4.5%)
American Electric Power Co., Inc.	92,700	3,169
American Water Works Co., Inc.	257,200	5,597
Edison International	116,600	3,984
National Grid PLC, ADR	79,100	3,856
Sempra Energy	9,600	479

Total		17,085

Total Common Stocks (Cost: $297,651)		354,860

Preferred Stocks (1.2%)

Metals/Mining (1.2%)
Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	40,200	4,662

Total		4,662

Total Preferred Stocks (Cost: $2,088)		4,662

Short-Term Investments (4.3%)

Autos (0.8%)
Toyota Motor Credit Corp., 0.22%, 4/29/10	3,000,000	2,999

Total		2,999

Energy (0.8%)
Sempra Energy Global, 0.28%, 4/7/10	3,000,000	3,000

Total		3,000

Federal Government & Agencies (0.3%)
Federal Home Loan Bank Disc Corp., 0.09%, 4/7/10	1,200,000	1,200

Total		1,200

Domestic Equity Portfolio

Short-Term Investments (4.3%)	Shares/ $ Par	Value $ (000’s)

Finance Services (1.6%)
Alpine Securitization, 0.18%, 4/20/10	3,000,000	3,000
Liberty Street Funding LLC, 0.19%, 4/1/10	3,000,000	3,000

Total		6,000

Personal Credit Institutions (0.8%)
Old Line Funding LLC, 0.19%, 4/8/10	3,000,000	3,000

Total		3,000

Total Short-Term Investments (Cost: $16,199)		16,199

Total Investments (99.1%) (Cost: $315,938)(a)		375,721

Other Assets, Less Liabilities (0.9%)		3,592

Net Assets (100.0%)		379,313

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $315,938 and the net unrealized appreciation of investments based on that cost was $59,783 which is comprised of $68,849 aggregate gross unrealized appreciation and $9,066 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$354,860	$-	$-
Preferred Stocks	4,662	-	-
Short-Term Investments	-	16,199	-
Other Financial Instruments^	-	-	-

Total	$359,522	$16,199	$-

Domestic Equity Portfolio

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

Equity Income Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.8%)

*	Bed Bath & Beyond, Inc.	57,700	2,525
	Cablevision Systems Corp. - Class A	60,400	1,458
	Comcast Corp. - Class A	38,700	728
	D.R. Horton, Inc.	35,300	445
	Fortune Brands, Inc.	64,700	3,139
	Genuine Parts Co.	23,500	993
	H&R Block, Inc.	21,700	386
	Harley-Davidson, Inc.	38,200	1,072
	The Home Depot, Inc.	114,600	3,707
	Macy’s, Inc.	43,500	947
*	Madison Square Garden, Inc. - Class A	14,350	312
	Marriott International, Inc. - Class A	51,527	1,624
	Mattel, Inc.	77,700	1,767
	The McGraw-Hill Cos., Inc.	69,800	2,488
*	MGM MIRAGE	56,000	672
*	The New York Times Co. - Class A	88,200	982
	Tiffany & Co.	22,900	1,088
	Time Warner, Inc.	103,400	3,233
	The Walt Disney Co.	76,200	2,660
	Whirlpool Corp.	25,500	2,225
	WPP PLC, ADR	5,400	278

	Total		32,729

	Consumer Staples (4.1%)

	Campbell Soup Co.	8,900	315
	The Hershey Co.	79,100	3,386
	Kimberly-Clark Corp.	34,800	2,188
	Kraft Foods, Inc. - Class A	49,900	1,509
	McCormick & Co., Inc.	23,400	898
	Wal-Mart Stores, Inc.	14,100	784

	Total		9,080

	Energy (12.8%)

	Anadarko Petroleum Corp.	35,300	2,571
	BP PLC, ADR	45,500	2,597
	Chevron Corp.	71,200	5,399
	ConocoPhillips	20,100	1,029
	Exxon Mobil Corp.	71,200	4,769
	Murphy Oil Corp.	51,500	2,894
	Royal Dutch Shell PLC - Class A, ADR	67,600	3,911
	Schlumberger, Ltd.	39,600	2,513
	Spectra Energy Corp.	43,950	990
	Sunoco, Inc.	39,600	1,177
	The Williams Companies, Inc.	22,100	510

	Total		28,360

	Financials (21.2%)

*	Allied Irish Banks PLC, ADR	13,600	44

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	American Express Co.	112,700	4,650
	Bank of America Corp.	299,723	5,350
	The Bank of New York Mellon Corp.	74,900	2,313
	Capital One Financial Corp.	37,000	1,532
	The Chubb Corp.	17,600	913
	JPMorgan Chase & Co.	167,788	7,508
	KeyCorp	120,800	936
	Legg Mason, Inc.	60,500	1,734
	Lincoln National Corp.	59,976	1,841
	Marsh & McLennan Cos., Inc.	94,000	2,295
	Marshall & Ilsley Corp.	74,500	600
	NYSE Euronext	41,900	1,241
	Och-Ziff Capital Management Group - Class A	32,700	523
	The Progressive Corp.	46,200	882
	Regions Financial Corp.	111,300	874
*	SLM Corp.	117,500	1,471
	Sun Life Financial, Inc.	49,900	1,603
	SunTrust Banks, Inc.	67,000	1,795
	The Travelers Cos., Inc.	11,727	633
	U.S. Bancorp	136,500	3,533
	Wells Fargo & Co.	147,100	4,578

	Total		46,849

	Health Care (4.8%)

*	Amgen, Inc.	21,800	1,303
	Bristol-Myers Squibb Co.	70,300	1,877
	Eli Lilly and Co.	51,200	1,854
	Johnson & Johnson	30,400	1,982
	Merck & Co., Inc.	68,100	2,543
	Pfizer, Inc.	62,426	1,071

	Total		10,630

	Industrials (13.5%)

	3M Co.	44,500	3,719
	Avery Dennison Corp.	38,200	1,391
	The Boeing Co.	32,800	2,382
	Cooper Industries PLC	30,900	1,481
	Deere & Co.	36,800	2,188
	Eaton Corp.	11,400	864
	General Electric Co.	317,400	5,777
	Honeywell International, Inc.	53,100	2,404
	Illinois Tool Works, Inc.	55,800	2,643
	ITT Corp.	14,500	777
	Lockheed Martin Corp.	16,300	1,356
	Masco Corp.	100,600	1,561
	Pall Corp.	11,000	445
	United Parcel Service, Inc. - Class B	36,500	2,351
*	USG Corp.	33,900	582

	Total		29,921

	Information Technology (6.0%)

	Analog Devices, Inc.	61,700	1,778

Equity Income Portfolio

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	Applied Materials, Inc.	52,100	702
*	Cisco Systems, Inc.	35,800	932
*	Computer Sciences Corp.	35,200	1,918
*	Dell, Inc.	80,200	1,204
*	eBay, Inc.	52,100	1,404
*	Electronic Arts, Inc.	44,600	832
	Intel Corp.	58,500	1,302
	Microsoft Corp.	106,100	3,106

	Total		13,178

	Materials (6.0%)

	Alcoa, Inc.	56,700	807
	E.I. du Pont de Nemours and Co.	53,400	1,989
	International Flavors & Fragrances, Inc.	41,000	1,954
	International Paper Co.	107,300	2,641
	MeadWestvaco Corp.	49,200	1,257
	Monsanto Co.	1,200	86
	Nucor Corp.	48,900	2,219
	Vulcan Materials Co.	34,200	1,615
	Weyerhaeuser Co.	17,600	797

	Total		13,365

	Telecommunication Services (3.6%)

	AT&T, Inc.	154,635	3,996
	Qwest Communications
	International, Inc.	284,900	1,487
*	Sprint Nextel Corp.	133,700	508
	Verizon Communications, Inc.	61,400	1,905

	Total		7,896

	Utilities (7.6%)

	CenterPoint Energy, Inc.	28,900	415
	Constellation Energy Group, Inc.	28,900	1,015
	Duke Energy Corp.	81,000	1,322
	Entergy Corp.	20,000	1,627
	Exelon Corp.	50,600	2,217

	Common Stocks (94.4%)		Shares/ $ Par	Value $ (000’s)

	FirstEnergy Corp.		17,600	688
	NiSource, Inc.		116,300	1,838
*	NRG Energy, Inc.		23,900	499
	PG&E Corp.		29,400	1,247
	Pinnacle West Capital Corp.		30,100	1,136
	PPL Corp.		45,200	1,252
	Progress Energy, Inc.		38,500	1,515
	TECO Energy, Inc.		28,200	448
	Xcel Energy, Inc.		70,500	1,495

	Total			16,714

	Total Common Stocks (Cost: $215,152)			208,722

	Foreign Common Stocks (0.6%)	Country

	Consumer Discretionary (0.2%)

	WPP PLC	United Kingdom	49,400	512

	Total			512

	Telecommunication Services (0.4%)

	Vodafone Group PLC	United Kingdom	365,100	842

	Total			842

	Total Foreign Common Stocks (Cost: $1,106)			1,354

	Short-Term Investments (4.9%)

	Other Holdings (4.9%)

	T. Rowe Price Reserve Investment Fund		10,838,898	10,839

	Total Short-Term Investments (Cost: $10,839)			10,839

	Total Investments (99.9%) (Cost: $227,097)(a)			220,915

	Other Assets, Less Liabilities (0.1%)			258

	Net Assets (100.0%)			221,173

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $227,097 and the net unrealized depreciation of investments based on that cost was $6,182 which is comprised of $19,536 aggregate gross unrealized appreciation and $25,718 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$208,722	$-	$-
Foreign Common Stocks	1,354	-	-
Short-Term Investments	-	10,839	-
Other Financial Instruments^	-	-	-
Total	$210,076	$10,839	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.2%)
*	Apollo Group, Inc. - Class A	72,800	4,462
*	Bed Bath & Beyond, Inc.	97,700	4,275
*	BorgWarner, Inc.	200,300	7,647
	Chico’s FAS, Inc.	538,000	7,758
*	Collective Brands, Inc.	169,500	3,854
	DeVry, Inc.	362,300	23,622
*	Dollar Tree, Inc.	269,300	15,948
*	Focus Media Holding, Ltd., ADR	101,900	1,861
*	GameStop Corp. - Class A	533,300	11,685
	International Game Technology	517,000	9,539
*	Jack in the Box, Inc.	560,700	13,204
	Limited Brands, Inc.	204,700	5,040
	The McGraw-Hill Cos., Inc.	179,800	6,410
	Nordstrom, Inc.	81,000	3,309
*	O’Reilly Automotive, Inc.	371,660	15,502
*	Penn National Gaming, Inc.	293,100	8,148
*	Priceline.com, Inc.	24,300	6,197

	Total		148,461

	Consumer Staples (2.8%)
	The J.M. Smucker Co.	143,000	8,617
	Mead Johnson Nutrition Co.	169,000	8,793
*	Ralcorp Holdings, Inc.	101,700	6,893

	Total		24,303

	Energy (4.5%)
*	Cameron International Corp.	359,500	15,408
	Ensco PLC, ADR	94,500	4,232
*	Petrohawk Energy Corp.	254,300	5,157
	Range Resources Corp.	160,400	7,518
*	SandRidge Energy, Inc.	96,600	744
	Smith International, Inc.	126,900	5,434

	Total		38,493

	Financials (8.0%)
	Assured Guaranty, Ltd.	397,912	8,742
*	IntercontinentalExchange, Inc.	60,983	6,841
	Invesco, Ltd.	281,500	6,168
*	MBIA, Inc.	601,300	3,770
	Moody’s Corp.	126,200	3,755
	Northern Trust Corp.	204,888	11,322
	Raymond James Financial, Inc.	541,700	14,485
	SEI Investments Co.	368,600	8,098
	Synovus Financial Corp.	1,735,800	5,711

	Total		68,892

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care (13.5%)
	AmerisourceBergen Corp.	362,000	10,469
*	Celgene Corp.	153,100	9,486
*	Cerner Corp.	73,900	6,286
*	Charles River Laboratories International, Inc.	264,300	10,390
*	DaVita, Inc.	272,900	17,302
*	Express Scripts, Inc.	180,700	18,388
*	Immucor, Inc.	755,049	16,906
*	Mettler-Toledo International, Inc.	142,500	15,561
*	Psychiatric Solutions, Inc.	409,481	12,202

	Total		116,990

	Industrials (16.0%)
	C.H. Robinson Worldwide, Inc.	134,900	7,534
*	Corrections Corp. of America	683,100	13,566
	Cummins, Inc.	117,800	7,298
	Dover Corp.	307,600	14,380
	Expeditors International of Washington, Inc.	325,260	12,009
*	Foster Wheeler AG	292,300	7,933
*	FTI Consulting, Inc.	106,900	4,203
	Knight Transportation, Inc.	329,500	6,949
	L-3 Communications Holdings, Inc.	101,900	9,337
	MSC Industrial Direct Co., Inc. - Class A	275,000	13,948
	Precision Castparts Corp.	41,200	5,221
	Regal-Beloit Corp.	228,500	13,575
	Ritchie Bros. Auctioneers, Inc.	189,500	4,080
	Robert Half International, Inc.	317,800	9,671
	Roper Industries, Inc.	144,100	8,335

	Total		138,039

	Information Technology (24.3%)
*	Alliance Data Systems Corp.	302,300	19,344
	Amphenol Corp. - Class A	264,400	11,155
*	Autodesk, Inc.	280,200	8,244
*	Avago Technologies, Ltd.	328,900	6,762
*	BMC Software, Inc.	212,400	8,071
*	Citrix Systems, Inc.	86,800	4,120
*	Cognizant Technology Solutions Corp. - Class A	311,300	15,870
	FactSet Research Systems, Inc.	162,700	11,937
	Global Payments, Inc.	190,900	8,696
*	Juniper Networks, Inc.	333,400	10,229
	KLA-Tencor Corp.	161,580	4,996

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Marvell Technology Group, Ltd.	697,000	14,205
	Microchip Technology, Inc.	332,995	9,377
*	NetApp, Inc.	306,000	9,963
*	Seagate Technology	528,100	9,643
*	Silicon Laboratories, Inc.	224,700	10,711
*	Sybase, Inc.	208,900	9,739
*	VeriFone Holdings, Inc.	554,600	11,209
	Western Union Co.	306,500	5,198
	Xilinx, Inc.	327,174	8,343
*	Zebra Technologies . Corp. - Class A	408,800	12,101

	Total		209,913

	Materials (5.2%)
	Martin Marietta Materials, Inc.	51,200	4,278
*	Owens-Illinois, Inc.	434,800	15,453
	Praxair, Inc.	201,940	16,761
*	Titanium Metals Corp.	484,600	8,039

	Total		44,531

	Other Holdings (0.8%)
	SPDR Metals & Mining ETF	127,900	7,266

	Total		7,266

	Telecommunication Services (1.0%)
*	SBA Communications Corp. - Class A	238,300	8,595

	Total		8,595

	Utilities (1.5%)
	EQT Corp.	315,300	12,927

	Total		12,927

	Total Common Stocks (Cost: $760,563)		818,410

	Short-Term Investments (3.7%)

	Energy (0.6%)
	Sempra Energy Global, 0.28%, 4/7/10	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.4%)
(b)	Federal Home Loan Bank, 0.07%, 4/14/10	4,000,000	4,000

	Total		4,000

	Finance Services (1.5%)
	Alpine Securitization, 0.18%, 4/20/10	5,000,000	4,999

Mid Cap Growth Stock Portfolio

Short-Term Investments (3.7%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Liberty Street Funding LLC, 0.19%, 4/1/10	8,200,000	8,200

Total		13,199

Miscellaneous Business Credit Institutions (0.6%)
Park Avenue Receivables Corp., 0.20%, 4/22/10	5,000,000	4,999

Total		4,999

Short Term Business Credit (0.6%)
Atlantic Asset Securitization LLC, 0.19%, 4/12/10	5,000,000	5,000

Total		5,000

Total Short-Term Investments (Cost: $32,198)		32,198

Total Investments (98.5%) (Cost: $792,761)(a)		850,608

Other Assets, Less Liabilities (1.5%)		12,529

Net Assets (100.0%)		863,137

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $792,761 and the net unrealized appreciation of investments based on that cost was $57,847 which is comprised of $128,739 aggregate gross unrealized appreciation and $70,892 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

Midcap 400 Index Futures (Long) (Total Notional Value at March 31, 2010, $5,440)	14	6/10	$77

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$818,410	$-	$-
Short-Term Investments	-	32,198	-
Other Financial Instruments^	77	-	-
Total	$818,487	$32,198	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

Common Stocks (91.0%)		Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.3%)
*	99 Cents Only Stores	18,133	296
	Aaron’s, Inc.	21,600	720
	Advance Auto Parts, Inc.	36,700	1,538
*	Aeropostale, Inc.	39,475	1,138
	American Eagle Outfitters, Inc.	82,650	1,531
	American Greetings Corp. - Class A	15,700	327
*	AnnTaylor Stores Corp.	23,350	483
*	Bally Technologies, Inc.	22,000	892
	Barnes & Noble, Inc.	15,800	342
	Bob Evans Farms, Inc.	12,100	374
*	BorgWarner, Inc.	46,500	1,775
*	Boyd Gaming Corp.	21,900	216
	Brinker International, Inc.	40,775	786
*	Brinks’s Home Security Holdings, Inc.	18,200	774
	Burger King Holdings, Inc.	36,600	778
*	Career Education Corp.	27,100	857
*	CarMax, Inc.	88,700	2,228
*	The Cheesecake Factory, Inc.	24,050	651
	Chico’s FAS, Inc.	70,800	1,021
*	Chipotle Mexican Grill, Inc.	12,600	1,420
*	Coldwater Creek, Inc.	23,100	160
*	Collective Brands, Inc.	25,542	581
*	Corinthian Colleges, Inc.	34,900	614
*	Dick’s Sporting Goods, Inc.	35,600	929
*	Dollar Tree, Inc.	35,100	2,079
*	DreamWorks Animation SKG, Inc. - Class A	30,100	1,186
	Foot Locker, Inc.	62,300	937
*	Fossil, Inc.	19,200	725
	Gentex Corp.	55,300	1,074
	Guess?, Inc.	23,200	1,090
*	Hanesbrands, Inc.	38,000	1,057
	Harte-Hanks, Inc.	15,150	195
	International Speedway Corp. - Class A	12,200	314
*	ITT Educational Services, Inc.	11,900	1,338
*	J. Crew Group, Inc.	22,300	1,024
	John Wiley & Sons, Inc. - Class A	17,100	740
	KB Home	29,400	492
(m)*	Krispy Kreme Doughnuts, Inc. - Warrants	1,559	—
*	Lamar Advertising Co. - Class A	21,200	728
*	Life Time Fitness, Inc.	16,500	464

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	LKQ Corp.	56,300	1,143
	M.D.C. Holdings, Inc.	15,000	519
	Matthews International Corp. - Class A	12,100	430
*	Mohawk Industries, Inc.	22,300	1,213
*	NetFlix, Inc.	16,800	1,239
*	NVR, Inc.	2,400	1,744
*	Panera Bread Co. - Class A	12,700	971
	PetSmart, Inc.	49,200	1,572
	Phillips-Van Heusen Corp.	20,600	1,182
	Regis Corp.	22,700	424
*	Rent-A-Center, Inc.	26,200	620
	The Ryland Group, Inc.	17,500	393
*	Saks, Inc.	63,500	546
	Scholastic Corp.	10,200	286
*	Scientific Games Corp.- Class A	25,900	365
	Service Corp. International	101,100	928
	Sotheby’s	26,800	833
	Strayer Education, Inc.	5,600	1,364
	Thor Industries, Inc.	14,100	426
*	The Timberland Co. - Class A	17,400	371
*	Toll Brothers, Inc.	55,900	1,163
	Tupperware Brands Corp.	25,100	1,210
*	Under Armour, Inc.	15,000	441
*	The Warnaco Group, Inc.	18,200	868
	Wendy’s/Arby’s Group, Inc.	137,800	689
	Williams-Sonoma, Inc.	42,300	1,112
*	WMS Industries, Inc.	20,900	877

	Total		56,803

	Consumer Staples (3.6%)
	Alberto-Culver Co.	34,100	892
*	BJ’s Wholesale Club, Inc.	22,200	821
	Church & Dwight Co., Inc.	28,150	1,885
	Corn Products International, Inc.	29,901	1,036
*	Energizer Holdings, Inc.	27,800	1,745
	Flowers Foods, Inc.	30,700	759
*	Green Mountain Coffee Roasters, Inc.	13,900	1,346
*	Hansen Natural Corp.	28,100	1,219
	Lancaster Colony Corp.	7,700	454
*	NBTY, Inc.	25,200	1,209
*	Ralcorp Holdings, Inc.	21,800	1,478
	Ruddick Corp.	16,300	516
*	Smithfield Foods, Inc.	56,300	1,168

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Tootsie Roll Industries, Inc.	10,711	289
	Universal Corp.	9,700	511

	Total		15,328

	Energy (5.3%)
	Arch Coal, Inc.	64,700	1,478
*	Atwood Oceanics, Inc.	22,600	783
*	Bill Barrett Corp.	15,400	473
	Cimarex Energy Co.	33,400	1,983
*	Comstock Resources, Inc.	18,700	595
*	Exterran Holdings, Inc.	24,902	602
*	Forest Oil Corp.	44,700	1,154
	Frontier Oil Corp.	41,700	563
*	Helix Energy Solutions Group, Inc.	36,500	476
*	Mariner Energy, Inc.	40,500	606
*	Newfield Exploration Co.	52,900	2,753
*	Oceaneering International, Inc.	21,900	1,390
	Overseas Shipholding Group, Inc.	10,500	412
*	Patriot Coal Corp.	30,000	614
	Patterson-UTI Energy, Inc.	61,100	853
*	Plains Exploration & Production Co.	55,466	1,663
*	Pride International, Inc.	69,900	2,105
*	Quicksilver Resources, Inc.	47,100	663
	Southern Union Co.	49,500	1,256
*	Superior Energy Services, Inc.	31,300	658
	Tidewater, Inc.	20,600	974
*	Unit Corp.	16,100	681

	Total		22,735

	Financials (18.5%)
*	Affiliated Managers Group, Inc.	16,900	1,335
	Alexandria Real Estate Equities, Inc.	17,600	1,190
	AMB Property Corp.	59,400	1,618
	American Financial Group, Inc.	30,350	863
*	AmeriCredit Corp.	38,400	912
	Apollo Investment Corp.	70,166	893
	Arthur J. Gallagher & Co.	40,800	1,002
	Associated Banc-Corp.	68,363	943
	Astoria Financial Corp.	32,700	474
	BancorpSouth, Inc.	29,200	612
	Bank of Hawaii Corp.	19,100	859
	BRE Properties, Inc.	22,000	786

Index 400 Stock Portfolio

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Brown & Brown, Inc.	47,000	842
	Camden Property Trust	25,500	1,062
	Cathay General Bancorp	30,700	358
	City National Corp.	17,200	928
	Commerce Bancshares, Inc.	29,102	1,197
	Corporate Office Properties Trust	23,200	931
	Cousins Properties, Inc.	40,180	334
	Cullen/Frost Bankers, Inc.	23,900	1,334
	Duke Realty Corp.	89,200	1,106
	Eaton Vance Corp.	46,800	1,570
	Equity One, Inc.	13,100	247
	Essex Property Trust, Inc.	11,600	1,043
	Everest Re Group, Ltd.	23,600	1,910
	Federal Realty Investment Trust	24,400	1,777
	Fidelity National Financial, Inc. - Class A	91,691	1,359
	First American Corp.	41,200	1,394
	First Niagara Financial Group, Inc.	75,000	1,066
	FirstMerit Corp.	34,610	747
	Fulton Financial Corp.	70,200	715
	Greenhill & Co., Inc.	8,200	673
	The Hanover Insurance Group, Inc.	19,900	868
	HCC Insurance Holdings, Inc.	45,650	1,260
	Highwoods Properties, Inc.	28,400	901
	Horace Mann Educators Corp.	15,600	235
	Hospitality Properties Trust	49,100	1,176
	International Bancshares Corp.	20,600	474
	Jefferies Group, Inc.	48,500	1,148
	Jones Lang LaSalle, Inc.	16,700	1,217
	Liberty Property Trust	44,900	1,524
	The Macerich Co.	39,588	1,517
	Mack-Cali Realty Corp.	31,500	1,110
	Mercury General Corp.	14,200	621
*	MSCI, Inc. - Class A	41,800	1,509
	Nationwide Health Properties, Inc.	46,700	1,642
	New York Community Bancorp, Inc.	172,421	2,852
	NewAlliance Bancshares, Inc.	42,200	533
	Old Republic International Corp.	95,775	1,214
	OMEGA Healthcare Investors, Inc.	35,300	688
	PacWest Bancorp	11,900	272
	Potlatch Corp.	15,847	555
	Prosperity Bancshares, Inc.	18,300	750

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Protective Life Corp.	34,100	750
	Raymond James Financial, Inc.	39,525	1,057
	Rayonier, Inc.	31,766	1,443
	Realty Income Corp.	41,600	1,277
	Regency Centers Corp.	32,500	1,218
	Reinsurance Group of America, Inc.	29,100	1,528
	SEI Investments Co.	51,400	1,129
	Senior Housing Properties Trust	50,700	1,123
	SL Green Realty Corp.	31,000	1,775
	StanCorp Financial Group, Inc.	18,800	895
*	SVB Financial Group	16,500	770
	Synovus Financial Corp.	195,000	642
	TCF Financial Corp.	49,100	783
	Transatlantic Holdings, Inc.	25,600	1,352
	Trustmark Corp.	22,600	552
	UDR, Inc.	61,902	1,092
	Unitrin, Inc.	19,900	558
	Valley National Bancorp	60,505	930
	W.R. Berkley Corp.	51,050	1,332
	Waddell & Reed Financial, Inc. - Class A	34,000	1,225
	Washington Federal, Inc.	44,765	910
	Webster Financial Corp.	26,300	460
	Weingarten Realty Investors	41,600	897
	Westamerica Bancorporation	11,600	669
	Wilmington Trust Corp.	35,200	583

	Total		79,096

	Health Care (11.5%)
*	Affymetrix, Inc.	28,200	207
	Beckman Coulter, Inc.	27,800	1,746
*	Bio-Rad Laboratories, Inc. - Class A	7,700	797
*	Cerner Corp.	27,100	2,305
*	Charles River Laboratories International, Inc.	26,200	1,030
*	Community Health Systems, Inc.	37,100	1,370
*	Covance, Inc.	25,500	1,565
*	Edwards Lifesciences Corp.	22,500	2,225
*	Endo Pharmaceuticals Holdings, Inc.	46,700	1,106
*	Gen-Probe, Inc.	19,500	975
*	Health Management Associates, Inc. - Class A	99,400	855
*	Health Net, Inc.	39,900	992
*	Henry Schein, Inc.	36,100	2,126
	Hill-Rom Holdings, Inc.	25,000	680
*	Hologic, Inc.	102,900	1,908

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	IDEXX Laboratories, Inc.	23,100	1,329
*	Immucor, Inc.	27,800	622
*	Kindred Healthcare, Inc.	15,600	282
*	Kinetic Concepts, Inc.	24,700	1,181
*	LifePoint Hospitals, Inc.	21,800	802
*	Lincare Holdings, Inc.	26,200	1,176
	Masimo Corp.	20,800	552
	Medicis Pharmaceutical Corp. - Class A	23,100	581
*	Mettler-Toledo International, Inc.	13,400	1,463
	Omnicare, Inc.	47,900	1,355
*	OSI Pharmaceuticals, Inc.	23,200	1,382
	Owens & Minor, Inc.	16,700	775
	Perrigo Co.	32,000	1,879
	Pharmaceutical Product Development, Inc.	47,200	1,121
*	Psychiatric Solutions, Inc.	22,400	668
*	ResMed, Inc.	29,900	1,903
	STERIS Corp.	23,500	791
	Techne Corp.	14,900	949
	Teleflex, Inc.	15,800	1,012
*	Thoratec Corp.	22,700	759
*	United Therapeutics Corp.	19,100	1,057
	Universal Health Services, Inc. - Class B	38,600	1,355
*	Valeant Pharmaceuticals International	25,800	1,107
*	Varian, Inc.	11,500	596
*	VCA Antech, Inc.	34,000	953
*	Vertex Pharmaceuticals, Inc.	79,800	3,261
*	WellCare Health Plans, Inc.	16,900	504

	Total		49,302

	Industrials (13.2%)
*	Aecom Technology Corp.	45,400	1,288
*	AGCO Corp.	36,800	1,320
*	AirTran Holdings, Inc.	53,600	272
*	Alaska Air Group, Inc.	14,200	585
	Alexander & Baldwin, Inc.	16,300	539
*	Alliant Techsystems, Inc.	13,100	1,065
	AMETEK, Inc.	42,950	1,781
*	BE Aerospace, Inc.	40,700	1,239
	The Brink’s Co.	19,100	539
	Bucyrus International, Inc.	32,200	2,125
	Carlisle Companies, Inc.	24,000	914
*	Clean Harbors, Inc.	9,100	506
	Con-way, Inc.	19,700	692
*	Copart, Inc.	26,800	954

Index 400 Stock Portfolio

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	The Corporate Executive Board Co.	13,600	362
*	Corrections Corp. of America	46,200	918
	Crane Co.	18,600	660
	Deluxe Corp.	20,400	396
	Donaldson Co., Inc.	30,700	1,385
	Federal Signal Corp.	19,400	175
*	FTI Consulting, Inc.	18,500	727
	GATX Corp.	18,300	524
	Graco, Inc.	23,900	765
	Granite Construction, Inc.	13,400	405
	Harsco Corp.	32,000	1,022
	Herman Miller, Inc.	22,300	403
	HNI Corp.	17,900	477
	Hubbell, Inc. - Class B	23,800	1,200
	IDEX Corp.	32,280	1,068
	J.B. Hunt Transport Services, Inc.	35,000	1,256
*	JetBlue Airways Corp.	82,525	461
	Joy Global, Inc.	40,950	2,318
*	Kansas City Southern	38,400	1,389
	KBR, Inc.	63,900	1,416
	Kennametal, Inc.	32,500	914
*	Kirby Corp.	21,400	816
*	Korn/Ferry International	18,200	321
	Landstar System, Inc.	20,000	840
	Lennox International, Inc.	19,500	864
	Lincoln Electric Holdings, Inc.	17,000	924
	Manpower, Inc.	31,300	1,788
	Mine Safety Appliances Co.	12,000	336
	MSC Industrial Direct Co., Inc. - Class A	17,600	893
*	Navigant Consulting, Inc.	19,900	241
	Nordson Corp.	13,400	910
*	Oshkosh Corp.	35,600	1,436
	Pentair, Inc.	39,100	1,393
	Regal-Beloit Corp.	14,900	885
	Rollins, Inc.	17,387	377
*	The Shaw Group, Inc.	33,300	1,146
	SPX Corp.	19,800	1,313
*	Terex Corp.	43,100	979
*	Thomas & Betts Corp.	20,900	820
	The Timken Co.	31,600	948
	Towers Watson & Co. -
	Class A	17,000	808
	Trinity Industries, Inc.	31,550	630
*	United Rentals, Inc.	23,923	224
*	URS Corp.	33,400	1,657
	Valmont Industries, Inc.	8,000	663
	Wabtec Corp.	19,000	800
*	Waste Connections, Inc.	31,300	1,063
	Werner Enterprises, Inc.	17,450	404
	Woodward Governor Co.	22,600	723

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Total		56,262

	Information Technology (13.4%)
*	3Com Corp.	156,100	1,200
*	ACI Worldwide, Inc.	13,500	278
*	Acxiom Corp.	31,502	565
*	ADC Telecommunications, Inc.	38,600	282
	ADTRAN, Inc.	22,300	588
*	Advent Software, Inc.	6,200	277
*	Alliance Data Systems Corp.	20,900	1,337
*	ANSYS, Inc.	35,800	1,544
*	AOL, Inc.	42,400	1,072
*	Arrow Electronics, Inc.	47,700	1,437
*	Atmel Corp.	181,400	912
*	Avnet, Inc.	60,400	1,812
	Broadridge Financial Solutions, Inc.	53,600	1,146
*	Cadence Design Systems, Inc.	107,000	713
*	Ciena Corp.	36,800	561
*	CommScope, Inc.	37,477	1,050
*	Convergys Corp.	49,000	601
*	Cree, Inc.	42,300	2,970
	Diebold, Inc.	26,400	838
*	Digital River, Inc.	15,400	467
	DST Systems, Inc.	15,400	638
*	Equinix, Inc.	15,700	1,528
*	F5 Networks, Inc.	31,600	1,944
	FactSet Research Systems, Inc.	16,700	1,225
	Fair Isaac Corp.	18,500	469
*	Fairchild Semiconductor International, Inc.	49,500	527
*	Gartner, Inc.	24,100	536
	Global Payments, Inc.	32,400	1,476
*	Hewitt Associates, Inc.	33,300	1,325
*	Informatica Corp.	36,000	967
*	Ingram Micro, Inc. - Class A	65,100	1,143
*	Integrated Device Technology, Inc.	65,930	404
*	International Rectifier Corp.	28,300	648
	Intersil Corp. - Class A	49,000	723
*	Itron, Inc.	16,000	1,161
	Jack Henry & Associates, Inc.	33,600	808
*	Lam Research Corp.	50,900	1,900
	Lender Processing Services, Inc.	38,000	1,434
*	ManTech International Corp. - Class A	8,900	435
*	Mentor Graphics Corp.	39,100	314
*	MICROS Systems, Inc.	31,700	1,042
	National Instruments Corp.	22,750	759

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	NCR Corp.	63,400	875
*	NeuStar, Inc. - Class A	29,600	746
*	Palm, Inc.	66,700	251
*	Parametric Technology Corp.	46,600	841
	Plantronics, Inc.	19,200	601
*	Polycom, Inc.	33,500	1,024
*	Quest Software, Inc.	24,900	443
*	RF Micro Devices, Inc.	106,800	532
*	Rovi Corp.	41,500	1,541
*	Semtech Corp.	24,500	427
*	Silicon Laboratories, Inc.	18,300	872
	Solera Holdings, Inc.	27,800	1,074
*	SRA International, Inc. - Class A	17,200	358
*	Sybase, Inc.	32,823	1,530
*	Synopsys, Inc.	58,300	1,304
*	Tech Data Corp.	20,300	851
*	Trimble Navigation, Ltd.	48,000	1,379
*	ValueClick, Inc.	33,200	337
*	Vishay Intertechnology, Inc.	74,287	760
*	Zebra Technologies Corp. - Class A	23,400	693

	Total		57,495

	Materials (6.2%)
	Albemarle Corp.	36,300	1,548
	AptarGroup, Inc.	27,000	1,062
	Ashland, Inc.	31,100	1,641
	Cabot Corp.	26,000	790
	Carpenter Technology Corp.	17,500	641
	Commercial Metals Co.	44,900	676
	Cytec Industries, Inc.	19,400	907
	Grief, Inc. - Class A	13,700	752
*	Intrepid Potash, Inc.	16,400	497
*	Louisiana-Pacific Corp.	50,500	457
	The Lubrizol Corp.	27,200	2,495
	Martin Marietta Materials, Inc.	18,000	1,504
	Minerals Technologies, Inc.	7,500	389
	Olin Corp.	31,300	614
	Packaging Corp. of America	41,000	1,009
	Reliance Steel & Aluminum Co.	25,600	1,260
	RPM International, Inc.	51,500	1,099
	The Scotts Miracle-Gro
	Co. - Class A	18,000	834
	Sensient Technologies
	Corp.	19,600	570
	Silgan Holdings, Inc.	10,700	645
	Sonoco Products Co.	39,900	1,229
	Steel Dynamics, Inc.	86,100	1,504
	Temple-Inland, Inc.	42,800	874
	Terra Industries, Inc.	39,700	1,817
	The Valspar Corp.	39,600	1,167

Index 400 Stock Portfolio

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Worthington Industries, Inc.	24,300	420

	Total		26,401

	Telecommunication Services (0.7%)
*	Cincinnati Bell, Inc.	80,100	273
*	Syniverse Holdings, Inc.	27,600	538
	Telephone and Data Systems, Inc.	36,700	1,242
*	tw telecom, Inc.	59,800	1,085

	Total		3,138

	Utilities (5.3%)
	AGL Resources, Inc.	30,900	1,194
	Alliant Energy Corp.	44,000	1,463
	Aqua America, Inc.	54,233	953
	Atmos Energy Corp.	37,000	1,057
	Black Hills Corp.	15,500	470
	Cleco Corp.	24,100	640
	DPL, Inc.	47,700	1,297
*	Dynegy, Inc. - Class A	200,800	253
	Energen Corp.	28,600	1,331
	Great Plains Energy, Inc.	53,877	1,001
	Hawaiian Electric Industries, Inc.	36,600	822
	IDACORP, Inc.	19,100	661
	MDU Resources Group, Inc.	74,800	1,614
	National Fuel Gas Co.	32,300	1,633
	NSTAR	42,500	1,505
	NV Energy, Inc.	93,481	1,153
	OGE Energy Corp.	38,600	1,503
	PNM Resources, Inc.	34,450	432
	UGI Corp.	43,300	1,149
	Vectren Corp.	32,300	798
	Westar Energy, Inc.	43,400	968
	WGL Holdings, Inc.	20,000	693

	Total		22,590

	Total Common Stocks (Cost: $370,486)		389,150

	Short-Term Investments (9.0%)	Shares/ $ Par	Value $ (000’s)

	Autos (1.2%)
	Toyota Motor Credit Corp., 0.22%, 4/29/10	5,000,000	4,999

	Total		4,999

	Energy (1.2%)
	Sempra Energy Global, 0.28%, 4/7/10	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (1.1%)
	Federal Home Loan Bank, 0.165%, 6/2/10	5,000,000	4,999

	Total		4,999

	Finance Services (2.3%)
	Alpine Securitization, 0.18%, 4/20/10	5,000,000	5,000
(b)	Liberty Street Funding LLC, 0.19%, 4/1/10	5,000,000	5,000

	Total		10,000

	Oil and Gas (0.9%)
	Devon Energy Corp., 0.17%, 4/1/10	3,675,000	3,675

	Total		3,675

	Short Term Business Credit (2.3%)
	Falcon Asset Securitization Co. LLC, 0.20%, 4/23/10	10,000,000	9,999

	Total		9,999

	Total Short - Term Investments (Cost: $38,671)		38,672

	Total Investments (100.0%) (Cost: $409,157)(a)		427,822

	Other Assets, Less Liabilities (0.0%)		86

	Net Assets (100.0%)		427,908

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $409,157 and the net unrealized appreciation of investments based on that cost was $18,665 which is comprised of $69,724 aggregate gross unrealized appreciation and $51,059 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at March 31, 2010, $37,976)	97	6/10	$246

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$389,150	$-	$-
Short-Term Investments	-	38,672	-
Other Financial Instruments^	246	-	-

Total	$389,396	$38,672	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2010 ( unaudited)

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.7%)

*	CEC Entertainment, Inc.	26,576	1,012
	Fortune Brands, Inc.	23,023	1,117
	Genuine Parts Co.	27,633	1,167
*	Hyatt Hotels Corp. - Class A	10,455	407
	International Speedway Corp. - Class A	37,819	975
	Lowe’s Cos., Inc.	87,132	2,112
	Mattel, Inc.	15,573	354
	PetSmart, Inc.	30,405	972
	Speedway Motorsports, Inc.	46,398	724
	Target Corp.	14,521	764
*	Toll Brothers, Inc.	14,961	311

	Total		9,915

	Consumer Staples (9.7%)

	Campbell Soup Co.	36,545	1,292
	The Clorox Co.	3,987	256
	Coca-Cola Enterprises, Inc.	20,858	577
	ConAgra Foods, Inc.	73,494	1,842
	H.J. Heinz Co.	37,400	1,706
	The Hershey Co.	10,663	456
	Kimberly-Clark Corp.	41,940	2,637
	Kraft Foods, Inc. - Class A	34,889	1,055

	Total		9,821

	Energy (8.2%)

	Apache Corp.	2,426	246
	Baker Hughes, Inc.	13,705	642
	Devon Energy Corp.	11,925	768
	Imperial Oil, Ltd.	78,771	3,043
	Inergy, LP	5,452	206
	Murphy Oil Corp.	21,216	1,192
	Noble Energy, Inc.	10,166	742
	Smith International, Inc.	6,205	266
*	Ultra Petroleum Corp.	9,913	462
	Williams Pipeline Partners LP	9,438	286
	XTO Energy, Inc.	11,031	520

	Total		8,373

	Financials (26.0%)

	ACE, Ltd.	28,707	1,501
	AllianceBernstein Holding LP	5,922	182
	The Allstate Corp.	32,374	1,046
	Ameriprise Financial, Inc.	7,756	352
	Annaly Capital Management, Inc.	39,862	685
	Aon Corp.	65,157	2,783
	Boston Properties, Inc.	7,252	547
	The Chubb Corp.	38,684	2,006
	City National Corp.	5,166	279
	Comerica, Inc.	32,463	1,235

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Commerce Bancshares, Inc.	17,676	727
	Government Properties Income Trust	29,766	774
	The Hartford Financial Services Group, Inc.	12,735	362
	HCC Insurance Holdings, Inc.	36,652	1,012
	HCP, Inc.	8,622	285
	Host Hotels & Resorts, Inc.	66,101	968
	Hudson City Bancorp, Inc.	55,519	786
	Marsh & McLennan Cos., Inc.	100,998	2,466
	Northern Trust Corp.	53,716	2,968
	Northwest Bancshares, Inc.	39,971	469
	People’s United Financial, Inc.	56,513	884
	Piedmont Office Realty Trust, Inc. - Class A	40,026	795
*	Primerica, Inc.	4,465	67
	State Street Corp.	14,665	662
*	Symetra Financial Corp.	36,527	481
	Transatlantic Holdings, Inc.	19,401	1,024
	The Travelers Cos., Inc.	20,046	1,081

	Total		26,427

	Health Care (5.0%)

	Beckman Coulter, Inc.	16,563	1,040
*	Boston Scientific Corp.	72,481	523
	Cardinal Health, Inc.	4,227	152
*	CareFusion Corp.	7,538	199
*	LifePoint Hospitals, Inc.	25,893	953
	Patterson Cos., Inc.	9,536	296
*	Select Medical Holdings Corp.	68,938	582
*	Symmetry Medical, Inc.	59,953	602
*	Zimmer Holdings, Inc.	13,067	774

	Total		5,121

	Industrials (12.5%)

*	Altra Holdings, Inc.	75,630	1,038
	Cintas Corp.	21,573	606
	Dover Corp.	6,711	314
	Emerson Electric Co.	11,202	564
	Heartland Express, Inc.	15,482	255
	Hubbell, Inc. - Class B	18,915	954
	IESI-BFC, Ltd.	1,635	28
	Kaydon Corp.	44,571	1,676
	Northrop Grumman Corp.	10,304	676
	Pitney Bowes, Inc.	54,229	1,326
	Republic Services, Inc.	79,170	2,298
	Robbins & Myers, Inc.	11,046	263
	Rockwell Automation, Inc.	5,101	287
	Tyco International, Ltd.	17,355	664
	Waste Management, Inc.	45,557	1,569
	Woodward Governor Co.	5,046	161

	Total		12,679

Mid Cap Value Portfolio

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (7.0%)
	Applied Materials, Inc.	113,212	1,526
	Automatic Data Processing, Inc.	14,402	640
*	Cadence Design Systems, Inc.	101,552	676
	Diebold, Inc.	21,775	692
*	Emulex Corp.	49,391	656
	KLA-Tencor Corp.	26,833	830
	Molex, Inc.	50,444	1,052
*	SS&C Technologies Holdings, Inc.	3,752	57
*	Synopsys, Inc.	22,306	499
*	Verigy, Ltd.	48,054	537

	Total		7,165

	Materials (5.1%)

	Bemis Co., Inc.	44,503	1,278
	MeadWestvaco Corp.	10,327	264
	Minerals Technologies, Inc.	14,762	765
	Newmont Mining Corp.	17,793	906
	Sonoco Products Co.	21,171	652
	Vulcan Materials Co.	17,048	806
	Weyerhaeuser Co.	11,910	539

	Total		5,210

	Other Holdings (1.5%)

	iShares Russell Midcap Value Index Fund	37,705	1,521

	Total		1,521

	Telecommunication Services (2.2%)

	CenturyTel, Inc.	43,444	1,541
	Consolidated Communications Holdings, Inc.	15,658	297
	Iowa Telecommunications Services, Inc.	22,416	374

	Total		2,212

	Utilities (11.6%)

	American Electric Power Co., Inc.	14,866	508
	EQT Corp.	39,602	1,624
	Great Plains Energy, Inc.	21,831	405
	IDACORP, Inc.	26,043	902
	Northeast Utilities	38,224	1,057

	Common Stocks (98.5%)		Shares/ $ Par	Value $ (000’s)

	PG&E Corp.		32,581	1,382
	Portland General Electric Co.		48,994	946
	Southwest Gas Corp.		29,171	873
	Westar Energy, Inc.		68,494	1,527
	Wisconsin Energy Corp.		36,103	1,784
	Xcel Energy, Inc.		35,868	760

	Total			11,768

	Total Common Stocks (Cost: $86,729)			100,212

	Foreign Common Stocks (0.9%)	Country

	Financials (0.5%)

	Invesco, Ltd.	Bermuda	24,058	527

	Total			527

	Telecommunication Services (0.4%)

	BCE, Inc.	Canada	12,892	379

	Total			379

	Total Foreign Common Stocks (Cost: $771)			906

	Short-Term Investments (0.9%)

	Federal Government & Agencies (0.9%)

	Federal Home Loan Bank, 0.00%, 4/1/10		927,000	927

	Total			927

	Other Holdings (–%)

(m)	JPMorgan Money Market Fund		22	-

	Total			-

	Total Short-Term Investments (Cost: $927)			927

	Total Investments (100.3%) (Cost: $88,427)(a)			102,045

	Other Assets, Less Liabilities (-0.3%)			(326)

	Net Assets (100.0%)			101,719

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $88,427 and the net unrealized appreciation of investments based on that cost was $13,618 which is comprised of $13,840 aggregate gross unrealized appreciation and $222 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contracts outstanding on March 31, 2010.

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	CAD	2,928	4/10	$—	$(7)	$(7)

				$—	$(7)	$(7)

CAD — Canadian Dollar

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$100,212	$-	$-
Foreign Common Stocks	906	-	-
Short-Term Investments	-	927	-
Liabilities:
Other Financial Instruments^	-	(7)	-
Total	$101,118	$920	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (19.5%)
*	American Public Education, Inc.	93,490	4,357
*	Bally Technologies, Inc.	50,550	2,049
*	Buffalo Wild Wings, Inc.	79,710	3,835
*	Carter’s, Inc.	162,050	4,886
*	Coinstar, Inc.	49,000	1,592
*	Deckers Outdoor Corp.	47,600	6,569
*	Deer Consumer Products, Inc.	210,600	2,557
*	Dollar Tree, Inc.	67,005	3,968
*	Grand Canyon Education, Inc.	98,967	2,587
	Guess?, Inc.	106,950	5,024
*	LKQ Corp.	273,365	5,549
*	Lululemon Athletica, Inc.	58,400	2,424
*	Lumber Liquidators Holdings, Inc.	175,570	4,682
	Monro Muffler Brake, Inc.	176,550	6,313
*	P.F. Chang’s China Bistro, Inc.	57,800	2,551
*	Ulta Salon, Cosmetics & Fragrance, Inc.	223,250	5,050
*	Vitamin Shoppe, Inc.	107,200	2,407
*	Zumiez, Inc.	224,922	4,609

	Total		71,009

	Consumer Staples (3.2%)
	Alberto-Culver Co.	131,570	3,440
	Flowers Foods, Inc.	118,860	2,941
*	TreeHouse Foods, Inc.	119,910	5,260

	Total		11,641

	Energy (6.5%)
*	Arena Resources, Inc.	153,550	5,129
	CARBO Ceramics, Inc.	42,700	2,662
*	Carrizo Oil & Gas, Inc.	174,370	4,002
*	Contango Oil & Gas Co.	48,800	2,496
	EXCO Resources, Inc.	189,840	3,489
*	Rex Energy Corp.	138,400	1,576
*	Whiting Petroleum Corp.	54,650	4,418

	Total		23,772

	Financials (8.0%)
	Boston Private Financial Holdings, Inc.	641,690	4,729
	Digital Realty Trust, Inc.	70,816	3,838
*	KBW, Inc.	107,582	2,894
*	MF Global Holdings, Ltd.	427,550	3,451
	MFA Financial, Inc.	512,000	3,768
*	Portfolio Recovery Associates, Inc.	119,731	6,570
	Raymond James Financial, Inc.	147,200	3,936

	Total		29,186

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care (15.0%)
*	Align Technology, Inc.	202,250	3,912
*	Allscripts-Misys Healthcare Solutions, Inc.	163,400	3,196
*	Amedisys, Inc.	59,550	3,288
*	American Medical Systems Holdings, Inc.	143,650	2,669
*	athenahealth, Inc.	102,850	3,760
*	Clarient, Inc.	726,500	1,903
*	Conceptus, Inc.	83,050	1,658
*	Dexcom, Inc.	262,542	2,555
*	Illumina, Inc.	123,450	4,802
*	IPC The Hospitalist Co.	121,600	4,269
	Masimo Corp.	113,632	3,017
*	Micrus Endovascular Corp.	92,450	1,823
*	Nanosphere, Inc.	69,000	330
*	Nektar Therapeutics	187,150	2,847
*	NuVasive, Inc.	47,900	2,165
*	Obagi Medical Products, Inc.	228,050	2,778
*	Thoratec Corp.	148,091	4,954
*	Transcend Services, Inc.	99,300	1,614
*	Volcano Corp.	117,850	2,847

	Total		54,387

	Industrials (11.7%)
	Aegean Marine Petroleum Network, Inc.	175,000	4,966
*	CAI International, Inc.	106,500	1,312
	CIRCOR International, Inc.	53,100	1,763
*	Generac Holdings, Inc.	175,000	2,452
*	GrafTech International, Ltd.	211,400	2,890
*	Hub Group, Inc. - Class A	181,740	5,085
	Knight Transportation, Inc.	292,588	6,171
*	Orion Marine Group, Inc.	58,400	1,054
*	Oshkosh Corp.	64,300	2,594
	Regal-Beloit Corp.	75,675	4,496
*	SmartHeat, Inc.	176,000	1,890
	Snap-on, Inc.	67,050	2,906
	TransDigm Group, Inc.	94,850	5,031

	Total		42,610

	Information Technology (24.5%)
*	Advanced Energy Industries, Inc.	224,867	3,724
*	ArcSight, Inc.	113,600	3,198
*	Atheros Communications, Inc.	68,100	2,636
*	Calix, Inc.	132,500	1,782
*	CommScope, Inc.	107,350	3,008

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Comtech Telecommunications Corp.	131,800	4,216
*	Concur Technologies, Inc.	39,900	1,636
*	CyberSource Corp.	190,140	3,354
*	DG Fastchannel, Inc.	155,079	4,955
*	Diodes, Inc.	134,650	3,016
*	F5 Networks, Inc.	74,820	4,602
*	Mellanox Technologies, Ltd.	190,351	4,486
*	Microsemi Corp.	246,680	4,277
*	MKS Instruments, Inc.	175,500	3,438
*	Netezza Corp.	239,300	3,061
*	OpenTable, Inc.	113,550	4,330
*	Rubicon Technology, Inc.	182,620	3,689
*	Solarwinds, Inc.	193,950	4,201
*	Sourcefire, Inc.	132,185	3,034
*	Switch and Data Facilities Co., Inc.	278,013	4,937
*	Synchronoss Technologies, Inc.	272,416	5,277
*	Taleo Corp. - Class A	124,300	3,221
*	The Ultimate Software Group, Inc.	75,100	2,474
*	VanceInfo Technologies, Inc., ADR	151,353	3,374
*	VistaPrint NV	57,726	3,305

	Total		89,231

	Materials (1.1%)
*	Intrepid Potash, Inc.	136,600	4,143

	Total		4,143

	Other Holdings (2.3%)
*	iShares Nasdaq Biotechnology Index Fund	42,170	3,835
	SPDR Metals & Mining ETF	80,939	4,598

	Total		8,433

	Total Common Stocks (Cost: $248,567)		334,412

	Short-Term Investments (6.8%)

	Federal Government & Agencies (1.3%)
(b)	Federal Home Loan Bank, 0.13%, 5/28/10	4,600,000	4,599

	Total		4,599

	Finance Services (2.8%)
	Alpine Securitization, 0.18%, 4/20/10	5,000,000	5,000

Small Cap Growth Stock Portfolio

Short-Term Investments (6.8%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Liberty Street Funding LLC, 0.19%, 4/1/10	5,000,000	5,000

Total		10,000

Miscellaneous Business Credit Institutions (2.7%)
Park Avenue Receivables Corp., 0.20%, 4/22/10	5,000,000	4,999
Roche Holdings, Inc., 0.16%, 4/21/10	5,000,000	5,000

Total		9,999

Total Short-Term Investments (Cost: $24,598)		24,598

Total Investments (98.6%) (Cost: $273,165)(a)		359,010

Other Assets, Less Liabilities (1.4%)		5,047

Net Assets (100.0%)		364,057

Small Cap Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $273,165 and the net unrealized appreciation of investments based on that cost was $85,845 which is comprised of $89,582 aggregate gross unrealized appreciation and $3,737 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

Russell 2000 Mini Index Futures (Long) (Total Notional Value at March 31, 2010, $7,622)	113	6/10	$28

(j)	Swap agreements outstanding on March 31, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

JPMorgan Chase Bank, N.A.	Russell 2000 Growth	3 Month USD	Russell 2000	12/10	9,885	$384
	Biotechnology Industry Index	LIBOR - 70	Growth
		Basis Points	Biotechnology
		(Bps)	Industry Index
Total Return

$384

(k)	Cash with an aggregate value of $1,240 (in thousands) has been pledged as collateral for swap contracts outstanding on March 31, 2010.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$334,412	$-	$ -
Short-Term Investments	-	24,598	-
Other Financial Instruments^	28	384	-

Total	$334,440	$24,982	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (86.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.3%)
*	American Public Education, Inc.	1,248	58
	Arbitron, Inc.	1,813	48
*	Arctic Cat, Inc.	833	9
*	Audiovox Corp. - Class A	1,264	10
	Big 5 Sporting Goods Corp.	1,471	22
*	BJ’s Restaurants, Inc.	1,442	34
*	Blue Nile, Inc.	988	54
	Blyth, Inc.	407	13
	Brown Shoe Co., Inc.	2,924	45
	Brunswick Corp.	6,032	96
	The Buckle, Inc.	1,736	64
*	Buffalo Wild Wings, Inc.	1,232	59
*	Cabela’s, Inc.	2,755	48
*	California Pizza Kitchen, Inc.	1,649	28
	Callaway Golf Co.	4,391	39
*	Capella Education Co.	992	92
*	Carter’s, Inc.	4,015	121
	The Cato Corp. - Class A	2,018	43
*	CEC Entertainment, Inc.	1,514	58
*	The Children’s Place Retail Stores, Inc.	1,868	83
	Christopher & Banks Corp.	2,454	20
	CKE Restaurants, Inc.	3,764	42
*	Coinstar, Inc.	2,122	69
	Cracker Barrel Old Country Store, Inc.	1,561	72
*	Crocs, Inc.	5,842	51
*	Deckers Outdoor Corp.	878	121
*	DineEquity, Inc.	1,039	41
*	The Dress Barn, Inc.	4,071	107
*	Drew Industries, Inc.	1,285	28
*	The E.W. Scripps Co. - Class A	1,982	17
	Ethan Allen Interiors, Inc.	1,775	37
	The Finish Line, Inc. - Class A	3,862	63
	Fred’s, Inc. - Class A	2,705	32
*	Genesco, Inc.	1,620	50
*	Group 1 Automotive, Inc.	1,671	53
*	The Gymboree Corp.	2,044	106
	Haverty Furniture Cos., Inc.	1,275	21
*	Helen of Troy, Ltd.	2,082	54
*	Hibbett Sports, Inc.	1,955	50
	Hillenbrand, Inc.	4,245	93
*	Hot Topic, Inc.	3,021	20
*	HSN, Inc.	2,717	80
*	Iconix Brand Group, Inc.	4,870	75
*	Interval Leisure Group, Inc.	2,699	39
*	Jack in the Box, Inc.	3,764	89
*	JAKKS Pacific, Inc.	1,903	25
*	Jo-Ann Stores, Inc.	1,828	77
*	Jos. A. Bank Clothiers, Inc.	1,248	68
*	Kid Brands, Inc.	1,158	10

	Common Stocks (86.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	K-Swiss, Inc. - Class A	1,845	19
*	Landry’s Restaurants, Inc.	550	10
*	La-Z-Boy, Inc.	3,515	44
*	Lithia Motors, Inc. - Class A	1,447	9
*	Live Nation, Inc.	9,700	141
*	Liz Claiborne, Inc.	6,466	48
*	Lumber Liquidators Holdings, Inc.	1,060	28
*	M/I Homes, Inc.	1,263	19
*	Maidenform Brands, Inc.	1,327	29
	The Marcus Corp.	1,426	19
*	MarineMax, Inc.	1,496	16
	The Men’s Wearhouse, Inc.	3,565	85
*	Meritage Homes Corp.	2,168	46
*	Midas, Inc.	972	11
*	Monarch Casino & Resort, Inc.	770	7
	Monro Muffler Brake, Inc.	1,354	48
*	Movado Group, Inc.	1,223	14
*	Multimedia Games, Inc.	1,863	7
	National Presto Industries, Inc.	327	39
*	Nautilus, Inc.	1,405	4
	NutriSystem, Inc.	2,110	38
*	O’Charley’s, Inc.	1,279	11
*	OfficeMax, Inc.	5,772	95
	Oxford Industries, Inc.	946	19
*	P.F. Chang’s China Bistro, Inc.	1,564	69
*	Papa John’s International, Inc.	1,446	37
*	Peet’s Coffee & Tea, Inc.	886	35
	The Pep Boys - Manny, Moe & Jack	3,177	32
*	Perry Ellis International, Inc.	695	16
	PetMed Express, Inc.	1,559	35
*	Pinnacle Entertainment, Inc.	4,098	40
	Polaris Industries, Inc.	2,242	115
	Pool Corp.	3,353	76
*	Pre-Paid Legal Services, Inc.	459	17
*	Quiksilver, Inc.	8,770	41
*	RC2 Corp.	1,459	22
*	Red Robin Gourmet Burgers, Inc.	1,065	26
*	Ruby Tuesday, Inc.	4,398	46
*	Ruth’s Hospitality Group, Inc.	1,944	10
*	Shuffle Master, Inc.	3,657	30
*	Skechers U.S.A., Inc. - Class A	2,288	83
	Skyline Corp.	464	9

	Common Stocks (86.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Sonic Automotive, Inc. - Class A	2,702	30
*	Sonic Corp.	4,166	46
	Spartan Motors, Inc.	2,242	13
	Stage Stores, Inc.	2,596	40
*	Stamps.com, Inc.	796	8
	Standard Motor Products, Inc.	1,249	12
*	Standard Pacific Corp.	6,702	30
*	The Steak n Shake Co.	83	32
*	Stein Mart, Inc.	1,780	16
	Sturm, Ruger & Co., Inc.	1,301	16
	Superior Industries International, Inc.	1,582	25
*	Texas Roadhouse, Inc. - Class A	3,519	49
	Tractor Supply Co.	2,462	143
*	True Religion Apparel, Inc.	1,729	53
*	Tuesday Morning Corp.	2,137	14
	UniFirst Corp.	978	50
*	Universal Electronics, Inc.	934	21
*	Universal Technical Institute, Inc.	1,383	32
*	Volcom, Inc.	1,130	22
*	Winnebago Industries, Inc.	1,983	29
	Wolverine World Wide, Inc.	3,396	99
*	Zale Corp.	1,617	4
*	Zumiez, Inc.	1,424	29

	Total		4,992

	Consumer Staples (2.6%)
*	Alliance One International, Inc.	6,076	31
	The Andersons, Inc.	1,248	42
*	The Boston Beer Co., Inc. - Class A	690	36
	Calavo Growers, Inc.	801	15
	Cal-Maine Foods, Inc.	860	29
	Casey’s General Stores, Inc.	3,472	109
*	Central Garden & Pet Co. - Class A	4,394	40
*	Darling International, Inc.	5,608	50
	Diamond Foods, Inc.	1,441	61
*	The Great Atlantic & Pacific Tea Co., Inc.	1,888	14
*	The Hain Celestial Group, Inc.	2,785	48
	J & J Snack Foods Corp.	966	42
	Lance, Inc.	2,185	51
	Mannatech, Inc.	1,065	4
	Nash Finch Co.	873	29
	Sanderson Farms, Inc.	1,195	64
	Spartan Stores, Inc.	1,531	22
*	TreeHouse Foods, Inc.	2,343	103
*	United Natural Foods, Inc.	2,938	83

Index 600 Stock Portfolio

	Common Stocks (86.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	WD-40 Co.	1,131	37

	Total		910

	Energy (4.3%)
*	Basic Energy Services, Inc.	1,553	12
*	Bristow Group, Inc.	2,451	93
	CARBO Ceramics, Inc.	1,305	81
*	Dril-Quip, Inc.	2,060	125
	Gulf Island Fabrication, Inc.	975	21
	Holly Corp.	2,970	83
*	Hornbeck Offshore Services, Inc.	1,570	29
*	ION Geophysical Corp.	8,095	40
	Lufkin Industries, Inc.	1,018	81
*	Matrix Service Co.	1,794	19
*	Oil States International, Inc.	3,400	154
	Penn Virginia Corp.	3,097	76
*	Petroleum Development Corp.	1,312	31
*	PetroQuest Energy, Inc.	3,618	18
*	Pioneer Drilling Co.	3,691	26
*	SEACOR Holdings, Inc.	1,542	124
*	Seahawk Drilling, Inc.	806	15
	St. Mary Land & Exploration Co.	4,281	149
*	Stone Energy Corp.	2,875	51
*	Superior Well Services, Inc.	1,256	17
*	Swift Energy Co.	2,559	79
*	TETRA Technologies, Inc.	5,153	63
	World Fuel Services Corp.	4,050	108

	Total		1,495

	Financials (15.3%)
	Acadia Realty Trust	2,736	49
	American Physicians Capital, Inc.	604	19
*	AMERISAFE, Inc.	1,288	21
	Bank Mutual Corp.	3,101	20
	Bank of the Ozarks, Inc.	887	31
	BioMed Realty Trust, Inc.	6,774	112
	Boston Private Financial Holdings, Inc.	4,425	33
	Brookline Bancorp, Inc.	4,026	43
	Cash America International, Inc.	2,015	80
	Cedar Shopping Centers, Inc.	3,686	29
	City Holding Co.	1,084	37
	Colonial Properties Trust	4,522	58
	Columbia Banking System, Inc.	1,921	39
	Community Bank System, Inc.	2,233	51
	Delphi Financial Group, Inc. - Class A	3,246	82
	DiamondRock Hospitality Co.	8,470	86
	Dime Community Bancshares	1,736	22

	Common Stocks (86.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	East West Bancorp, Inc.	6,292	110
	EastGroup Properties, Inc.	1,829	69
*	eHealth, Inc.	1,601	25
	Employers Holdings, Inc.	3,001	45
	Entertainment Properties Trust	2,917	120
	Extra Space Storage, Inc.	5,914	75
*	EZCORP, Inc. - Class A	3,323	68
	First BanCorp	5,175	12
*	First Cash Financial Services, Inc.	1,811	39
	First Commonwealth Financial Corp.	5,197	35
	First Financial Bancorp.	3,346	60
	First Financial Bankshares, Inc.	1,421	73
	First Midwest Bancorp, Inc.	5,048	68
*	Forestar Group, Inc.	2,482	47
	Franklin Street Properties Corp.	4,619	67
	Glacier Bancorp, Inc.	4,202	64
	Hancock Holding Co.	1,935	81
*	Hanmi Financial Corp.	3,492	8
	Healthcare Realty Trust, Inc.	4,187	98
	Home Bancshares, Inc.	1,333	35
	Home Properties, Inc.	2,385	112
	Independent Bank Corp./Rockland Trust Co.	1,427	35
	Infinity Property & Casualty Corp.	928	42
	Inland Real Estate Corp.	4,894	45
*	Investment Technology Group, Inc.	3,000	50
	Kilroy Realty Corp.	2,939	91
	Kite Realty Group Trust	4,296	20
*	LaBranche & Co., Inc.	2,918	15
	LaSalle Hotel Properties	4,706	110
	Lexington Realty Trust	6,986	45
	LTC Properties, Inc.	1,590	43
	Medical Properties Trust, Inc.	5,484	57
	Mid-America Apartment Communities, Inc.	1,984	103
*	Nara Bancorp, Inc.	2,208	19
*	National Financial Partners Corp.	2,824	40
	National Penn Bancshares, Inc.	8,588	59
	National Retail Properties, Inc.	5,655	129
*	The Navigators Group, Inc.	909	36
	NBT Bancorp, Inc.	2,347	54
	Old National Bancorp	5,945	71
*	optionsXpress Holdings, Inc.	2,899	47
	Parkway Properties, Inc.	1,471	28
	Pennsylvania Real Estate Investment Trust	2,707	34

	Common Stocks (86.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Pinnacle Financial Partners, Inc.	2,271	34
*	Piper Jaffray Cos., Inc.	1,081	44
*	Portfolio Recovery Associates, Inc.	1,144	63
	Post Properties, Inc.	3,314	73
	Presidential Life Corp.	1,412	14
	PrivateBancorp, Inc.	3,989	55
*	ProAssurance Corp.	2,210	129
	PS Business Parks, Inc.	1,231	66
	Rewards Network, Inc.	595	8
	RLI Corp.	1,183	67
	S&T Bancorp, Inc.	1,647	34
	Safety Insurance Group, Inc.	1,026	39
	Selective Insurance Group, Inc.	3,626	60
*	Signature Bank	2,768	103
	Simmons First National Corp. - Class A	1,051	29
	The South Financial Group, Inc.	14,693	10
	Sovran Self Storage, Inc.	1,877	65
	Sterling Bancorp	1,235	12
	Sterling Bancshares, Inc.	6,765	38
	Stewart Information Services Corp.	1,243	17
*	Stifel Financial Corp.	2,106	113
	Susquehanna Bancshares, Inc.	5,897	58
	SWS Group, Inc.	1,954	23
	Tanger Factory Outlet Centers, Inc.	2,758	119
	Tompkins Financial Corp.	525	19
	Tower Group, Inc.	3,068	68
*	TradeStation Group, Inc.	2,256	16
	TrustCo Bank Corp. NY	5,235	32
	UMB Financial Corp.	2,041	83
	Umpqua Holdings Corp.	7,802	103
	United Bankshares, Inc.	2,607	68
*	United Community Banks, Inc.	5,638	25
	United Fire & Casualty Co.	1,511	27
	Urstadt Biddle Properties, Inc. - Class A	1,466	23
	Whitney Holding Corp.	6,578	91
	Wilshire Bancorp, Inc.	1,324	15
	Wintrust Financial Corp.	2,056	77
*	World Acceptance Corp.	1,119	40
	Zenith National Insurance Corp.	2,583	99

	Total		5,355

	Health Care (11.5%)
*	Abaxis, Inc.	1,506	41
*	Air Methods Corp.	744	25
*	Align Technology, Inc.	4,616	89
*	Almost Family, Inc.	556	21
*	Amedisys, Inc.	1,929	106

Index 600 Stock Portfolio

		Shares/	Value
	Common Stocks (86.6%)	$ Par	$ (000’s)

	Health Care continued
*	American Medical Systems Holdings, Inc.	5,123	95
*	AMERIGROUP Corp.	3,484	116
*	AMN Healthcare Services, Inc.	2,225	20
*	AmSurg Corp.	2,107	45
	Analogic Corp.	878	37
*	ArQule, Inc.	1,922	11
*	Bio-Reference Laboratories, Inc.	813	36
*	Cambrex Corp.	2,000	8
	Cantel Medical Corp.	879	17
*	Catalyst Health Solutions, Inc.	2,631	109
*	Centene Corp.	3,339	80
	Chemed Corp.	1,551	84
	Computer Programs and Systems, Inc.	666	26
*	CONMED Corp.	1,989	47
	The Cooper Cos., Inc.	3,098	120
*	CorVel Corp.	486	17
*	Cross Country Healthcare, Inc.	2,103	21
*	CryoLife, Inc.	1,943	13
*	Cubist Pharmaceuticals, Inc.	3,954	89
*	Cyberonics, Inc.	1,629	31
*	Dionex Corp.	1,206	90
*	Eclipsys Corp.	3,900	78
*	Emergent Biosolutions, Inc.	1,134	19
*	Enzo Biochem, Inc.	2,272	14
*	eResearchTechnology, Inc.	2,876	20
*	Genoptix, Inc.	1,184	42
*	Gentiva Health Services, Inc.	1,999	57
*	Greatbatch, Inc.	1,583	34
*	Haemonetics Corp.	1,713	98
*	Hanger Orthopedic Group, Inc.	2,176	40
*	Healthspring, Inc.	3,337	59
*	Healthways, Inc.	2,305	37
*	HMS Holdings Corp.	1,755	89
*	ICU Medical, Inc.	822	28
*	Integra LifeSciences Holdings	1,408	62
	Invacare Corp.	2,205	58
*	inVentiv Health, Inc.	2,304	52
*	IPC The Hospitalist Co.	929	33
*	Kendle International, Inc.	1,015	18
*	Kensey Nash Corp.	746	18
	Landauer, Inc.	640	42
*	LCA-Vision, Inc.	1,270	11
*	LHC Group, Inc.	1,032	35
*	Magellan Health Services, Inc.	2,356	102
*	Martek Biosciences Corp.	2,270	51
*	MedCath Corp.	1,257	13
*	MEDNAX, Inc.	3,207	187
	Meridian Bioscience, Inc.	2,769	56

		Shares/	Value
	Common Stocks (86.6%)	$ Par	$ (000’s)

	Health Care continued
*	Merit Medical Systems, Inc.	1,915	29
*	Molina Healthcare, Inc.	906	23
*	MWI Veterinary Supply, Inc.	833	34
*	Natus Medical, Inc.	1,936	31
*	Neogen Corp.	1,518	38
*	Odyssey HealthCare, Inc.	2,259	41
*	Omnicell, Inc.	2,203	31
*	Osteotech, Inc.	1,229	5
*	Palomar Medical Technologies, Inc.	1,263	14
*	Par Pharmaceutical Cos., Inc.	2,383	59
*	PAREXEL International Corp.	3,961	92
*	PharMerica Corp.	2,088	38
*	Phase Forward, Inc.	2,952	39
*	PSS World Medical, Inc.	4,015	94
	Quality Systems, Inc.	1,291	79
*	Regeneron Pharmaceuticals, Inc.	4,399	116
*	RehabCare Group, Inc.	1,682	46
*	Res-Care, Inc.	1,748	21
*	Salix Pharmaceuticals, Ltd.	3,786	141
*	Savient Pharmaceuticals, Inc.	4,566	66
*	SurModics, Inc.	1,189	25
*	Symmetry Medical, Inc.	2,444	25
*	Theragenics Corp.	2,145	4
*	ViroPharma, Inc.	5,284	72
	West Pharmaceutical Services, Inc.	2,258	95
*	Zoll Medical Corp.	1,456	38

	Total		4,043

	Industrials (14.3%)
	A.O. Smith Corp.	1,554	82
	AAON, Inc.	857	19
*	AAR Corp.	2,655	66
	ABM Industries, Inc.	3,187	68
	Actuant Corp. - Class A	4,628	90
	Acuity Brands, Inc.	2,961	125
	Administaff, Inc.	1,517	32
*	Aerovironment, Inc.	1,013	26
	Albany International Corp. - Class A	1,872	40
*	Allegiant Travel Co.	1,029	60
	American Science and Engineering, Inc.	614	46
	Apogee Enterprises, Inc.	1,908	30
	Applied Industrial Technologies, Inc.	2,543	63
	Applied Signal Technology, Inc.	907	18
	Arkansas Best Corp.	1,725	52
*	Astec Industries, Inc.	1,354	39
*	ATC Technology Corp.	1,368	23
	AZZ, Inc.	843	29
	Badger Meter, Inc.	1,021	39

		Shares/	Value
	Common Stocks (86.6%)	$ Par	$ (000’s)

	Industrials continued
	Baldor Electric Co.	2,861	107
	Barnes Group, Inc.	2,960	58
	Belden, Inc.	3,182	87
	Bowne & Co., Inc.	2,734	31
	Brady Corp. - Class A	3,574	111
	Briggs & Stratton Corp.	3,410	66
	Cascade Corp.	624	20
	CDI Corp.	867	13
*	Ceradyne, Inc.	1,733	39
	CIRCOR International, Inc.	1,159	38
	CLARCOR, Inc.	3,438	119
	Comfort Systems USA, Inc.	2,586	32
*	Consolidated Graphics, Inc.	762	32
	Cubic Corp.	1,057	38
	Curtiss-Wright Corp.	3,124	109
*	Dycom Industries, Inc.	2,668	23
*	EMCOR Group, Inc.	4,515	111
	Encore Wire Corp.	1,295	27
*	EnPro Industries, Inc.	1,384	40
	ESCO Technologies, Inc.	1,803	57
*	Esterline Technologies Corp.	2,034	101
*	Exponent, Inc.	932	27
	Forward Air Corp.	1,976	52
	G & K Services, Inc. - Class A	1,266	33
	Gardner Denver, Inc.	3,560	157
*	GenCorp, Inc.	3,471	20
*	The GEO Group, Inc.	3,521	70
*	Gibraltar Industries, Inc.	2,062	26
*	Griffon Corp.	3,008	37
	Healthcare Services Group, Inc.	2,965	66
	Heartland Express, Inc.	3,587	59
	Heidrick & Struggles International, Inc.	1,164	33
*	Hub Group, Inc. - Class A	2,596	73
*	II-VI, Inc.	1,761	60
*	Insituform Technologies, Inc. - Class A	2,669	71
	Interface, Inc. - Class A	3,839	44
	John Bean Technologies Corp.	1,920	34
	Kaman Corp.	1,758	44
	Kaydon Corp.	2,287	86
*	Kelly Services, Inc. - Class A	1,813	30
	Knight Transportation, Inc.	3,978	84
	Lawson Products, Inc.	273	4
	Lindsay Corp.	851	35
*	Lydall, Inc.	1,166	9
*	Magnetek, Inc.	2,036	3
*	Mobile Mini, Inc.	2,473	38
*	Moog, Inc. - Class A	3,094	110
	Mueller Industries, Inc.	2,568	69
*	NCI Building Systems, Inc.	1,233	14
*	Old Dominion Freight Line, Inc.	1,907	64
*	On Assignment, Inc.	2,462	18
*	Orbital Sciences Corp.	3,884	74

Index 600 Stock Portfolio

		Shares/	Value
	Common Stocks (86.6%)	$ Par	$ (000’s)

	Industrials continued
*	Powell Industries, Inc.	594	19
	Quanex Building Products Corp.	2,580	43
	Robbins & Myers, Inc.	2,245	53
*	School Specialty, Inc.	1,093	25
*	SFN Group, Inc.	3,518	28
	Simpson Manufacturing Co., Inc.	2,627	73
	SkyWest, Inc.	3,820	55
	The Standard Register Co.	834	4
	Standex International Corp.	850	22
*	Stanley, Inc.	1,100	31
*	Sykes Enterprises, Inc.	2,748	63
*	Teledyne Technologies, Inc.	2,469	102
*	Tetra Tech, Inc.	4,206	97
	The Toro Co.	2,293	113
	Tredegar Corp.	1,470	25
	Triumph Group, Inc.	1,137	80
*	TrueBlue, Inc.	3,002	47
*	United Stationers, Inc.	1,637	96
	Universal Forest Products, Inc.	1,316	51
	Viad Corp.	1,402	29
*	Vicor Corp.	1,335	18
*	Volt Information Sciences, Inc.	824	8
	Watsco, Inc.	2,205	125
	Watts Water Technologies, Inc. - Class A	2,001	62

	Total		5,019

	Information Technology (15.2%)
*	Actel Corp.	1,786	25
*	Adaptec, Inc.	8,208	27
*	Advanced Energy Industries, Inc.	2,264	38
	Agilysys, Inc.	1,370	15
*	Anixter International, Inc.	1,969	92
*	Arris Group, Inc.	8,550	103
*	ATMI, Inc.	2,152	42
*	Avid Technology, Inc.	1,939	27
	Bel Fuse, Inc. - Class B	794	16
*	Benchmark Electronics, Inc.	4,343	90
	Black Box Corp.	1,197	37
	Blackbaud, Inc.	3,038	77
*	Blue Coat Systems, Inc.	2,838	88
*	Brightpoint, Inc.	4,785	36
*	Brooks Automation, Inc.	4,402	39
*	Cabot Microelectronics Corp.	1,608	61
*	CACI International, Inc. - Class A	2,055	100
*	Checkpoint Systems, Inc.	2,666	59
*	CIBER, Inc.	4,725	18
	Cognex Corp.	2,705	50
	Cohu, Inc.	1,606	22
*	CommVault Systems, Inc.	2,902	62

		Shares/	Value
	Common Stocks (86.6%)	$ Par	$ (000’s)

	Information Technology continued
*	Compellent Technologies, Inc.	1,556	27
*	comScore, Inc.	1,652	28
*	Comtech Telecommunications Corp.	1,928	62
*	Concur Technologies, Inc.	2,931	120
*	CSG Systems International, Inc.	2,431	51
	CTS Corp.	2,317	22
*	CyberSource Corp.	4,812	85
*	Cymer, Inc.	2,048	76
*	Cypress Semiconductor Corp.	11,048	127
	Daktronics, Inc.	2,352	18
*	DealerTrack Holdings, Inc.	2,756	47
*	Digi International, Inc.	1,688	18
*	Diodes, Inc.	2,387	53
*	DSP Group, Inc.	1,562	13
*	DTS, Inc.	1,193	41
*	Ebix, Inc.	2,061	33
*	Electro Scientific Industries, Inc.	1,880	24
*	EMS Technologies, Inc.	1,041	17
*	Epicor Software Corp.	3,140	30
*	EPIQ Systems, Inc.	2,221	28
*	Exar Corp.	2,988	21
*	FARO Technologies, Inc.	1,099	28
*	FEI Co.	2,584	59
*	Forrester Research, Inc.	1,011	30
*	Gerber Scientific, Inc.	1,720	11
*	Harmonic, Inc.	6,583	42
	Heartland Payment Systems, Inc.	2,559	48
*	Hittite Microwave Corp.	1,463	64
*	Hutchinson Technology, Inc.	1,593	10
*	InfoSpace, Inc.	2,413	27
*	Insight Enterprises, Inc.	3,129	45
*	Integral Systems, Inc.	1,186	11
*	Interactive Intelligence, Inc.	872	16
*	Intermec, Inc.	3,366	48
*	Intevac, Inc.	1,515	21
*	j2 Global Communications, Inc.	3,081	72
*	JDA Software Group, Inc.	2,422	67
	Keithley Insturments, Inc.	925	6
*	The Knot, Inc.	2,047	16
*	Kopin Corp.	4,519	17
*	Kulicke and Soffa Industries, Inc.	4,759	35
*	Littelfuse, Inc.	1,489	57
*	LoJack Corp.	1,237	5
*	Manhattan Associates, Inc.	1,542	39
	MAXIMUS, Inc.	1,186	72
*	Mercury Computer Systems, Inc.	1,607	22
	Methode Electronics, Inc.	2,539	25
	Micrel, Inc.	2,933	31
*	Microsemi Corp.	5,656	98

		Shares/	Value
	Common Stocks (86.6%)	$ Par	$ (000’s)

	Information Technology continued
*	MKS Instruments, Inc.	3,377	66
	MTS Systems Corp.	1,125	33
*	NCI, Inc. - Class A	473	14
*	NETGEAR, Inc.	2,379	62
*	NetScout Systems, Inc.	2,359	35
*	Network Equipment Technologies, Inc.	2,049	11
*	Newport Corp.	2,477	31
*	Novatel Wireless, Inc.	2,104	14
	Park Electrochemical Corp.	1,401	40
*	PC-Tel, Inc.	1,274	8
*	Perficient, Inc.	2,057	23
*	Pericom Semiconductor Corp.	1,746	19
*	Phoenix Technologies, Ltd.	2,389	8
*	Plexus Corp.	2,712	98
*	Progress Software Corp.	2,814	88
*	Radiant Systems, Inc.	1,875	27
*	RadiSys Corp.	1,621	15
*	Rogers Corp.	1,076	31
*	Rudolph Technologies, Inc.	2,117	18
*	ScanSource, Inc.	1,814	52
*	Sigma Designs, Inc.	1,828	21
*	Skyworks Solutions, Inc.	11,986	187
*	Smith Micro Software, Inc.	2,026	18
*	Sonic Solutions	2,080	19
*	Standard Microsystems Corp.	1,523	35
*	StarTek, Inc.	812	6
*	Stratasys, Inc.	1,381	34
*	Supertex, Inc.	882	23
*	Symmetricom, Inc.	2,972	17
*	Synaptics, Inc.	2,285	63
*	SYNNEX Corp.	1,436	42
*	Take-Two Interactive Software, Inc.	5,673	56
*	Taleo Corp. - Class A	2,616	68
	Technitrol, Inc.	2,813	15
*	Tekelec	4,599	84
*	TeleTech Holdings, Inc.	2,191	37
*	Tessera Technologies, Inc.	3,397	69
*	THQ, Inc.	4,608	32
*	Tollgrade Communications, Inc.	834	5
*	TriQuint Semiconductor, Inc.	10,463	73
*	TTM Technologies, Inc.	2,944	26
*	Tyler Technologies, Inc.	1,890	35
*	Ultratech, Inc.	1,626	22
	United Online, Inc.	5,794	43
*	Varian Semiconductor Equipment Associates, Inc.	5,071	168
*	Veeco Instruments, Inc.	2,723	118
*	ViaSat, Inc.	1,922	67
*	Websense, Inc.	2,951	67
*	Wright Express Corp.	2,606	79

	Total		5,309

Index 600 Stock Portfolio

		Shares/	Value
	Common Stocks (86.6%)	$ Par	$ (000’s)

	Materials (3.8%)
	A. Schulman, Inc.	1,780	44
*	A.M. Castle & Co.	1,140	15
	AMCOL International Corp.	1,694	46
	American Vanguard Corp.	1,407	11
	Arch Chemicals, Inc.	1,712	59
	Balchem Corp.	1,908	47
*	Brush Engineered Materials, Inc.	1,380	31
*	Buckeye Technologies, Inc.	2,644	35
*	Calgon Carbon Corp.	3,817	65
*	Century Aluminum Co.	3,912	54
*	Clearwater Paper Corp.	775	38
	Deltic Timber Corp.	730	32
	Eagle Materials, Inc.	2,988	79
	H.B. Fuller Co.	3,322	77
*	Headwaters, Inc.	4,122	19
	Myers Industries, Inc.	1,925	20
	Neenah Paper, Inc.	999	16
	NewMarket Corp.	799	82
	Olympic Steel, Inc.	616	20
*	OM Group, Inc.	2,084	71
*	Penford Corp.	775	8
*	PolyOne Corp.	6,311	65
	Quaker Chemical Corp.	760	21
	Rock-Tenn Co. - Class A	2,647	121
*	RTI International Metals, Inc.	2,050	62
	Schweitzer-Mauduit International, Inc.	1,207	57
	Stepan Co.	520	29
	Texas Industries, Inc.	1,892	65
*	Wausau Paper Corp.	3,343	28
	Zep, Inc.	1,474	32

	Total		1,349

	Other Holdings (1.9%)
	iShares S&P SmallCap 600 Index Fund	11,187	665

	Total		665

	Telecommunication Services (0.5%)
*	Cbeyond, Inc.	1,832	25
*	General Communication, Inc. - Class A	3,043	18
	Iowa Telecommunications Services, Inc.	2,246	37
*	Neutral Tandem, Inc.	2,294	37
	NTELOS Holdings Corp.	2,036	36
	USA Mobility, Inc.	1,542	20

	Total		173

	Utilities (2.9%)
	ALLETE, Inc.	2,043	69
	American States Water Co.	1,262	44
	Avista Corp.	3,736	77
	Central Vermont Public Service Corp.	797	16
	CH Energy Group, Inc.	1,078	44
*	El Paso Electric Co.	2,996	62

	Shares/	Value
Common Stocks (86.6%)	$ Par	$ (000’s)

Utilities continued
The Laclede Group, Inc.	1,518	51
New Jersey Resources Corp.	2,825	106
Northwest Natural Gas Co.	1,808	84
Piedmont Natural Gas Co., Inc.	4,986	138
South Jersey Industries, Inc.	2,033	85
Southwest Gas Corp.	3,084	92
UIL Holdings Corp.	2,041	56
Unisource Energy Corp.	2,451	77

Total		1,001

Total Common Stocks (Cost: $31,027)		30,311

Short-Term Investments (10.6%)

Energy (5.4%)
Sempra Energy Global, 0.28%, 4/7/10	1,000,000	1,000
Sempra Energy Global, 0.25%, 4/1/10	900,000	900

Total		1,900

Finance Services (5.2%)
Alpine Securitization, 0.18%, 4/20/10	800,000	800
Liberty Street Funding LLC, 0.19%, 4/1/10	1,000,000	1,000

Total		1,800

Total Short-Term Investments (Cost: $3,700)		3,700

Total Investments (97.2%) (Cost: $34,727)(a)		34,011

Other Assets, Less Liabilities (2.8%)		993

Net Assets (100.0%)		35,004

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $34,727 and the net unrealized depreciation of investments based on that cost was $716 which is comprised of $2,989 aggregate gross unrealized appreciation and $3,705 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on March 31, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

JPMorgan Chase Bank, N.A.	S&P SmallCap 600 Index	1-Month USD	S&P	5/10	4,349	$339
		LIBOR - 10	SmallCap 600
		Basis Points	Index Total
		(Bps)	Return

$339

(k)	Cash with an aggregate value of $620 (in thousands) has been pledged as collateral for swap contracts outstanding on March 31, 2010.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$30,311	$-	$ -
Short-Term Investments	-	3,700	-
Other Financial Instruments^	-	339	-

Total	$30,311	$4,039	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

		Shares/	Value
	Common Stocks (95.6%)	$ Par	$ (000’s)

	Consumer Discretionary (12.3%)
	Aaron’s, Inc.	208,900	6,965
	Aaron’s, Inc. - Class A	3,000	81
*	Ascent Media Corp. - Class A	41,800	1,139
*	Corinthian Colleges, Inc.	94,600	1,664
	CSS Industries, Inc.	64,900	1,305
*	Culp, Inc.	68,200	818
*	Drew Industries, Inc.	116,900	2,574
	Ethan Allen Interiors, Inc.	23,200	479
	Fred’s, Inc. - Class A	115,900	1,389
	Haverty Furniture Cos., Inc.	142,600	2,327
*	M/I Homes, Inc.	68,100	998
*	MarineMax, Inc.	110,800	1,192
	Matthews International Corp. - Class A	103,100	3,660
	The Men’s Wearhouse, Inc.	99,600	2,384
*	Meritage Homes Corp.	111,700	2,346
*	Orient-Express Hotels, Ltd. - Class A	236,000	3,347
	Pool Corp.	98,325	2,226
*	Saga Communications, Inc. - Class A	32,000	719
*	Stanley Furniture Co., Inc.	84,100	854
*	Stein Mart, Inc.	210,000	1,896
*	Winnebago Industries, Inc.	153,400	2,241

	Total		40,604

	Consumer Staples (1.7%)
*	Alliance One International, Inc.	278,900	1,420
	Casey’s General Stores, Inc.	69,600	2,185
	Nash Finch Co.	56,000	1,884

	Total		5,489

	Energy (6.5%)
*	Arena Resources, Inc.	47,000	1,570
*	Atwood Oceanics, Inc.	43,300	1,500
	CARBO Ceramics, Inc.	38,100	2,375
*	Cloud Peak Energy, Inc.	51,000	849
*	Forest Oil Corp.	69,650	1,798
*	Hercules Offshore, Inc.	119,700	516
*	Mariner Energy, Inc.	86,500	1,295
	Penn Virginia Corp.	155,300	3,805
*	TETRA Technologies, Inc.	195,700	2,391
*	Union Drilling, Inc.	64,500	397
*	Whiting Petroleum Corp.	61,400	4,964

	Total		21,460

	Financials (21.9%)
	Acadia Realty Trust	75,100	1,341
	Ares Capital Corp.	274,500	4,074
	CBL & Associates Properties, Inc.	320,900	4,396
	Cedar Shopping Centers, Inc.	145,000	1,147

		Shares/	Value
	Common Stocks (95.6%)	$ Par	$ (000’s)

	Financials continued
	Central Fund of Canada, Ltd. - Class A	137,400	1,924
	Compass Diversified Holdings	126,500	1,930
	East West Bancorp, Inc.	162,000	2,822
	Employers Holdings, Inc.	63,600	944
	First Opportunity Fund, Inc.	161,000	1,130
	First Potomac Realty Trust	115,100	1,730
	Glacier Bancorp, Inc.	173,300	2,639
	Hatteras Financial Corp.	75,000	1,933
	Hercules Technology Growth Capital, Inc.	168,000	1,779
	Home Bancshares, Inc.	100,900	2,668
	JMP Group, Inc.	87,800	746
	Kilroy Realty Corp.	109,300	3,371
	Kohlberg Capital Corp.	162,050	917
	LaSalle Hotel Properties	131,000	3,052
*	Markel Corp.	5,700	2,136
	Max Capital Group, Ltd.	118,600	2,727
	National Interstate Corp.	93,000	1,926
	Parkway Properties, Inc.	53,400	1,003
*	Piper Jaffray Cos., Inc.	34,800	1,402
	Potlatch Corp.	77,400	2,712
*	ProAssurance Corp.	102,900	6,024
	Redwood Trust, Inc.	104,600	1,613
*	Signature Bank	48,300	1,790
*	Stifel Financial Corp.	53,500	2,876
*	SVB Financial Group	96,300	4,493
	Washington Real Estate Investment Trust	70,000	2,139
	Wintrust Financial Corp.	84,500	3,144

	Total		72,528

	Health Care (6.1%)
	Analogic Corp.	32,000	1,368
*	AngioDynamics, Inc.	91,700	1,432
*	Exelixis, Inc.	215,200	1,306
	Landauer, Inc.	32,000	2,087
	National Healthcare Corp.	56,200	1,989
	Owens & Minor, Inc.	126,500	5,868
*	Quidel Corp.	89,700	1,304
*	Triple-S Management Corp. - Class B	82,200	1,459
	West Pharmaceutical Services, Inc.	76,500	3,209

	Total		20,022

	Industrials (24.4%)
*	Alaska Air Group, Inc.	79,600	3,282
	Ameron International Corp.	38,700	2,434
*	Astec Industries, Inc.	42,500	1,231
*	Beacon Roofing Supply, Inc.	264,100	5,052
	Belden, Inc.	91,400	2,510
*	C&D Technologies, Inc.	109,300	175

		Shares/	Value
	Common Stocks (95.6%)	$ Par	$ (000’s)

	Industrials continued
	Cascade Corp.	44,400	1,430
	CIRCOR International, Inc.	58,200	1,933
	Comfort Systems USA, Inc.	112,400	1,404
*	Dollar Thrifty Automotive Group, Inc.	64,200	2,063
	Franklin Electric Co., Inc.	24,000	720
*	FTI Consulting, Inc.	64,600	2,540
	G & K Services, Inc. - Class A	76,500	1,980
*	Genesee & Wyoming, Inc. - Class A	117,300	4,002
*	Gibraltar Industries, Inc.	126,000	1,589
	IDEX Corp.	98,900	3,274
*	Insituform Technologies, Inc. - Class A	140,600	3,741
	Kaman Corp.	61,700	1,543
*	Kirby Corp.	116,800	4,456
*	Kratos Defense & Security Solutions, Inc.	37,010	528
	Landstar System, Inc.	156,600	6,574
	McGrath Rentcorp	142,400	3,450
	Mine Safety Appliances Co.	25,500	713
*	Navigant Consulting, Inc.	162,500	1,971
	Nordson Corp.	75,600	5,135
*	On Assignment, Inc.	218,200	1,556
	Robbins & Myers, Inc.	97,000	2,310
*	Sterling Construction Co., Inc.	40,500	637
	Universal Forest Products, Inc.	63,600	2,450
	UTI Worldwide, Inc.	156,620	2,399
*	Waste Connections, Inc.	92,800	3,151
	Woodward Governor Co.	145,500	4,653

	Total		80,886

	Information Technology (10.0%)
*	Advanced Energy Industries, Inc.	139,600	2,312
*	ATMI, Inc.	65,400	1,263
*	Brooks Automation, Inc.	166,387	1,468
*	Cabot Microelectronics Corp.	32,100	1,214
	Electro Rent Corp.	157,000	2,061
*	FormFactor, Inc.	81,800	1,453
*	Ixia	207,300	1,922
*	Littelfuse, Inc.	65,800	2,501
	Methode Electronics, Inc. - Class A	53,000	525
*	Microsemi Corp.	106,100	1,840
*	Newport Corp.	96,200	1,202
*	Palm, Inc.	156,600	589
*	Progress Software Corp.	119,200	3,746
*	Sonus Networks, Inc.	464,500	1,212
*	StarTek, Inc.	123,000	855
*	Symyx Technologies, Inc.	113,400	509

Small Cap Value Portfolio

		Shares/	Value
	Common Stocks (95.6%)	$ Par	$ (000’s)

	Information Technology continued
*	SYNNEX Corp.	81,400	2,406
*	Teradyne, Inc.	188,000	2,100
*	Websense, Inc.	106,600	2,427
*	Xyratex, Ltd.	92,300	1,563

	Total		33,168

	Materials (8.1%)
	AMCOL International Corp.	52,000	1,414
	American Vanguard Corp.	120,300	980
	AptarGroup, Inc.	110,700	4,356
	Arch Chemicals, Inc.	86,300	2,968
	Carpenter Technology Corp.	76,500	2,800
*	Clearwater Paper Corp.	41,200	2,029
	Deltic Timber Corp.	53,300	2,348
*	Innospec, Inc.	127,000	1,443
	Myers Industries, Inc.	180,700	1,894
	Royal Gold, Inc.	49,486	2,287
	Sims Metal Management, Ltd., ADR	137,240	2,695
*	Wausau Paper Corp.	168,700	1,441

	Total		26,655

	Other Holdings (0.5%)
	iShares Russell 2000 Value Index	28,400	1,813

	Total		1,813

	Telecommunication Services (0.5%)
*	Premiere Global Services, Inc.	207,900	1,717

	Total		1,717

	Utilities (3.6%)
	Black Hills Corp.	79,867	2,424
	Cleco Corp.	109,400	2,905
*	El Paso Electric Co.	125,900	2,593
	The Empire District Electric Co.	33,500	604
	Southwest Gas Corp.	73,200	2,190
	Vectren Corp.	51,400	1,271

	Total		11,987

	Total Common Stocks (Cost: $278,297)		316,329

	Preferred Stocks (1.8%)

	Federal Savings Institutions (0.5%)
	East West Bancorp, Inc., 8.00%, 12/31/49	1,359	1,809

	Total		1,809

	Finance Services (0.7%)
	Assured Guaranty, Ltd., 8.50%, 6/1/14	24,600	2,175

	Total		2,175

	Shares/	Value
Preferred Stocks (1.8%)	$ Par	$ (000’s)

Oil and Gas (0.6%)
Whiting Petroleum Corp., 6.25%, 12/31/49	9,800	1,940

Total		1,940

Total Preferred Stocks (Cost: $3,558)		5,924

Short-Term Investments (2.3%)

Other Holdings (2.3%)
T. Rowe Price Reserve Investment Fund	7,563,055	7,563

Total		7,563

Total Short-Term Investments (Cost: $7,563)		7,563

Total Investments (99.7%) (Cost: $289,418)(a)		329,816

Other Assets, Less Liabilities (0.3%)		1,000

Net Assets (100.0%)		330,816

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $289,418 and the net unrealized appreciation of investments based on that cost was $40,398 which is comprised of $65,158 aggregate gross unrealized appreciation and $24,760 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$316,329	$-	$-
Preferred Stocks	5,924	-	-
Short-Term Investments	-	7,563	-
Other Financial Instruments^	-	-	-

Total	$322,253	$7,563	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

International Growth Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Foreign Common Stocks		Shares/	Value
	(95.2%)	Country	$ Par	$ (000’s)

	Consumer Discretionary (14.5%)
	Ajisen China Holdings, Ltd.	China	1,575,000	1,548
	Burberry Group PLC	United Kingdom	183,166	1,986
	Educomp Solutions, Ltd.	India	330,694	5,510
	Estacio Participacoes SA	Brazil	95,100	1,155
	Hennes & Mauritz AB - B Shares	Sweden	27,602	1,793
	Industria de Diseno Textil SA	Spain	31,152	2,054
	Jupiter Telecommunications Co., Ltd.	Japan	6,517	7,528
	Li & Fung, Ltd.	Hong Kong	1,574,000	7,734
	Ports Design, Ltd.	Hong Kong	522,500	1,319
	Raffles Education Corp., Ltd.	Singapore	17,210,000	4,490
	Shangri-La Asia, Ltd.	Hong Kong	1,288,000	2,518

	Total			37,635

	Consumer Staples (10.8%)
	Anheuser-Busch InBev NV	Belgium	117,231	5,905
	British American Tobacco PLC	United Kingdom	151,618	5,226
	Colgate-Palmolive (India), Ltd.	India	83,817	1,270
	Imperial Tobacco Group PLC	United Kingdom	111,451	3,399
	Japan Tobacco, Inc.	Japan	1,942	7,229
	Olam International, Ltd.	Singapore	2,768,000	5,125

	Total			28,154

	Energy (6.4%)
	AMEC PLC	United Kingdom	405,408	4,916
	Petrofac, Ltd.	United Kingdom	430,387	7,850
	Technip SA	France	46,345	3,768

	Total			16,534

	Financials (15.9%)
	ACE, Ltd.	Switzerland	24,720	1,293
	Admiral Group PLC	United Kingdom	305,045	6,110
	BM&F BOVESPA SA	Brazil	312,500	2,116
	Capitaland, Ltd.	Singapore	591,000	1,677
	Daito Trust Construction Co., Ltd.	Japan	24,000	1,158
	The Goldman Sachs Group, Inc.	United States	7,310	1,247
*	GP Investments, Ltd.	Brazil	283,400	1,386
	Hang Lung Properties, Ltd.	Hong Kong	1,813,000	7,297
	Housing Development Finance Corp., Ltd.	India	102,316	6,189
	IG Group Holdings PLC	United Kingdom	643,972	3,930
	Man Group PLC	United Kingdom	1,370,349	5,022
	Prudential PLC	United Kingdom	454,796	3,779

	Total			41,204

	Health Care (7.4%)
	Alcon, Inc.	Switzerland	21,565	3,484
*	Celgene Corp.	United States	60,250	3,733

	Foreign Common Stocks		Shares/	Value
	(95.2%)	Country	$ Par	$ (000’s)

	Health Care continued
	Cochlear, Ltd.	Australia	29,538	1,975
	Eurofins Scientific	France	39,903	1,730
	Novo Nordisk A/S	Denmark	58,239	4,519
	Roche Holding AG	Switzerland	23,384	3,792

	Total			19,233

	Industrials (15.4%)
	Aggreko PLC	United Kingdom	468,624	8,477
	Bharat Heavy Electricals, Ltd.	India	24,404	1,293
	Bunzl PLC	United Kingdom	119,120	1,303
	Capita Group PLC	United Kingdom	547,116	6,281
	China Merchants Holdings International Co., Ltd.	Hong Kong	1,308,000	4,785
	DSV A/S	Denmark	219,237	3,918
*	Hansen Transmissions International NV	Belgium	1,912,654	2,628
	Homeserve PLC	United Kingdom	40,547	1,103
	Jain Irrigation Systems, Ltd.	India	171,589	3,699
	Regus PLC	Luxembourg	1,856,784	3,142
*	Ryanair Holdings PLC, ADR	Ireland	28,900	785
*	Vestas Wind Systems A/S	Denmark	48,882	2,656

	Total			40,070

	Information Technology (13.2%)
	Accenture PLC	Ireland	30,265	1,270
*	Autonomy Corp. PLC	United Kingdom	173,672	4,805
	Aveva Group PLC	United Kingdom	101,851	1,832
	Hirose Electric Co., Ltd.	Japan	25,900	2,986
	Nintendo Co., Ltd.	Japan	21,700	7,265
*	Research In Motion, Ltd.	Canada	44,975	3,326
*	Temenos Group AG	Switzerland	166,848	4,913
	Xchanging PLC	United Kingdom	418,640	1,230
	Yahoo! Japan Corp.	Japan	18,592	6,771

	Total			34,398

	Materials (11.6%)
	Agnico-Eagle Mines, Ltd.	Canada	35,745	1,990
	BHP Billiton, Ltd.	Australia	64,574	2,583
	Huabao International Holdings, Ltd.	Hong Kong	2,647,000	3,164
	K+S AG	Germany	126,886	7,700
	Monsanto Co.	United States	70,860	5,061
	Potash Corp. of Saskatchewan, Inc.	Canada	68,890	8,222
	Vale SA, ADR	Brazil	39,445	1,269

	Total			29,989

	Total Foreign Common Stocks (Cost: $229,481)			247,217

International Growth Portfolio

			Shares/	Value
	Preferred Stocks (1.7%)	Country	$ Par	$ (000’s)

	Consumer Discretionary (1.0%)
*	Anhanguera Educacional Participacoes SA	Brazil	187,900	2,725

	Total			2,725

	Energy (0.7%)
	Petroleo Brasileiro SA, ADR	Brazil	46,929	1,858

	Total			1,858

	Total Preferred Stocks (Cost: $4,181)			4,583

	Convertible Corporate Bonds (1.5%)

	Consumer Staples (0.5%)
	Olam International, Ltd., 6.00% 10/15/16	Singapore	1,100,000	1,229

	Total			1,229

	Information Technology (1.0%)
	Autonomy Corp. PLC, 3.25% 3/4/15	United Kingdom	1,550,000	2,647

	Total			2,647

	Total Convertible Corporate Bonds (Cost: $3,622)			3,876

	Short-Term Investments (0.5%)

	Federal Government & Agencies (0.5%)
	Federal Home Loan Bank, 0.00%, 4/1/10	United States	1,300,000	1,300

	Total			1,300

	Total Short-Term Investments (Cost: $1,300)			1,300

	Total Investments (98.9%) (Cost: $238,584)(a)			256,976

	Other Assets, Less Liabilities (1.1%)			2,759

	Net Assets (100.0%)			259,735

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $238,584 and the net unrealized appreciation of investments based on that cost was $18,392 which is comprised of $22,841 aggregate gross unrealized appreciation and $4,449 aggregate gross unrealized depreciation.

International Growth Portfolio

Investments Percentage by Country is based on Net Assets:
United Kingdom	26.9%
Japan	12.7%
Hong Kong	10.3%
India	6.9%
Canada	5.2%
Switzerland	5.2%
Other	32.8%

Total	100.0%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Foreign Common Stocks	$247,217	$-	$ -
Preferred Stocks	4,583	-	-
Corporate Bonds	-	3,876	-
Short-Term Investments	-	1,300	-
Other Financial Instruments^	-	-	-

Total	$251,800	$5,176	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

The following is a summary of significant transfers between Level 1 and Level 2 of the fair value hierarchy. The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Foreign Common Stocks#

Transfers into Level 1	$198,470
Transfers out of Level 2	$(198,470)

# Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were fair valued under procedures adopted by the Board of Directors.

Research International Core Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

			Shares/	Value
	Foreign Common Stocks (99.2%)	Country	$ Par	$ (000’s)

	Consumer Discretionary (7.7%)
	Bridgestone Corp.	Japan	26,700	456
	Esprit Holdings, Ltd.	Hong Kong	64,775	511
	Grupo Televisa SA, ADR	Mexico	5,420	114
	Industria de Diseno Textil SA	Spain	7,990	527
	Li & Fung, Ltd.	Hong Kong	48,000	236
	LVMH Moet Hennessy Louis Vuitton SA	France	7,480	874
	Reed Elsevier PLC	United Kingdom	50,510	403
	Sankyo Co., Ltd.	Japan	1,700	84
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	51,140	118
	WPP PLC	United Kingdom	79,678	826

	Total			4,149

	Consumer Staples (8.5%)
	DANONE SA	France	12,133	731
	Heineken NV	Netherlands	11,240	578
	Japan Tobacco, Inc.	Japan	115	428
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	27,530	155
	Lawson, Inc.	Japan	11,200	478
	Nestle SA	Switzerland	31,448	1,610
	Reckitt Benckiser Group PLC	United Kingdom	9,980	548

	Total			4,528

	Energy (8.4%)
	BG Group PLC	United Kingdom	27,750	480
	CNOOC, Ltd.	Hong Kong	95,000	156
*	Cobalt International Energy, Inc.	United States	9,030	123
	Exxon Mobil Corp.	United States	7,700	516
	INPEX Corp.	Japan	42	308
	Noble Corp.	Switzerland	5,920	248
	Royal Dutch Shell PLC - Class A	United Kingdom	38,470	1,115
	Schlumberger, Ltd.	Netherlands	3,970	252
*	SouthGobi Energy Resources, Ltd.	Canada	1,350	21
	Suncor Energy, Inc.	Canada	5,790	188
	Talisman Energy, Inc.	Canada	14,170	242
	Total SA	France	11,270	654
	Tullow Oil PLC	United Kingdom	9,660	183

	Total			4,486

	Financials (25.4%)
	Aberdeen Asset Management PLC	United Kingdom	100,080	197
	Aeon Credit Service Co., Ltd.	Japan	28,300	336
	Amlin PLC	United Kingdom	17,086	101
	Banco Santander Brasil SA, ADR	Brazil	35,280	439
	Bank of China, Ltd.	China	812,000	432
	BM&F BOVESPA SA	Brazil	38,900	263
	BNP Paribas	France	17,089	1,312
	BOC Hong Kong Holdings, Ltd.	Hong Kong	67,000	160
	China Construction Bank Corp.	China	745,000	609

			Shares/	Value
	Foreign Common Stocks (99.2%)	Country	$ Par	$ (000’s)

	Financials continued
*	China Pacific Insurance Group Co., Ltd.	China	87,400	388
	Commonwealth Bank of Australia	Australia	6,790	351
	Credit Suisse Group AG	Switzerland	12,760	658
*	The Dai-ichi Life Insurance Co., Ltd.	Japan	217	344
	Deutsche Boerse AG	Germany	7,010	520
	HDFC Bank, Ltd., ADR	India	3,200	446
	Hiscox, Ltd.	Bermuda	39,131	199
	Hong Kong Exchanges and Clearing, Ltd.	Hong Kong	25,300	422
	HSBC Holdings PLC	United Kingdom	120,475	1,221
	ICICI Bank, Ltd.	India	20,449	435
	ICICI Bank, Ltd., ADR	India	2,340	100
*	ING Groep NV	Netherlands	90,350	902
	Julius Baer Group, Ltd.	Switzerland	7,654	278
*	KBC Groep NV	Belgium	5,577	270
	Nomura Holdings, Inc.	Japan	52,000	383
*	SNS REAAL NV	Netherlands	28,820	181
	Sumitomo Mitsui Financial Group, Inc.	Japan	21,000	694
	Unione di Banche Italiane SCpA	Italy	45,501	614
	Westpac Banking Corp.	Australia	26,850	686
	Zurich Financial Services AG	Switzerland	2,670	684

	Total			13,625

	Health Care (7.7%)
	Bayer AG	Germany	8,196	555
	Merck KGaA	Germany	1,610	131
	Miraca Holdings, Inc.	Japan	4,700	143
	Rhoen-Klinikum AG	Germany	4,800	123
	Roche Holding AG	Switzerland	8,070	1,309
	Sanofi-Aventis	France	13,930	1,038
	Santen Pharmaceutical Co., Ltd.	Japan	11,700	351
	Synthes, Inc.	United States	3,680	459

	Total			4,109

	Industrials (14.5%)
	BEML, Ltd.	India	6,490	152
	East Japan Railway Co.	Japan	10,000	695
	Geberit AG	Switzerland	1,683	301
	Glory, Ltd.	Japan	18,200	452
	Hutchison Whampoa, Ltd.	Hong Kong	60,000	439
	JGC Corp.	Japan	28,000	500
	Keppel Corp., Ltd.	Singapore	120,000	782
	Legrand SA	France	3,740	118
	MAN SE	Germany	2,904	243
	Mitsubishi Corp.	Japan	22,200	582
	Schneider Electric SA	France	5,348	627
	Siemens AG	Germany	10,370	1,039
	TNT NV	Netherlands	20,682	593
	Tomkins PLC	United Kingdom	176,290	631
	Yamato Holdings Co., Ltd.	Japan	45,500	640

	Total			7,794

Research International Core Portfolio

			Shares/	Value
	Foreign Common Stocks (99.2%)	Country	$ Par	$ (000’s)

	Information Technology (7.0%)
	Acer, Inc.	Taiwan	167,460	495
	Konica Minolta Holdings, Inc.	Japan	40,000	467
	Nokia Corp.	Finland	44,410	691
	Nomura Research Institute, Ltd.	Japan	17,800	405
	Ricoh Co., Ltd.	Japan	21,000	328
	Samsung Electronics Co., Ltd.	South Korea	624	451
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	293,189	568
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	34,800	367

	Total			3,772

	Materials (9.2%)
	Akzo Nobel NV	Netherlands	14,840	846
	BHP Billiton PLC	United Kingdom	33,700	1,156
*	Iluka Resources, Ltd.	Australia	80,770	324
	Lihir Gold, Ltd.	Papua New Guinea	89,088	248
	Linde AG	Germany	7,440	888
	Monsanto Co.	United States	3,790	270
	Symrise AG	Germany	19,439	463
*	Teck Resources, Ltd. - Class B	Canada	16,500	719

	Total			4,914

	Telecommunication Services (5.8%)
	America Movil SAB de CV - Series L, ADR	Mexico	3,320	167
	China Unicom Hong Kong, Ltd.	Hong Kong	264,000	297
	KDDI Corp.	Japan	70	362
	Koninklijke KPN NV	Netherlands	42,170	668
*	PT XL Axiata Tbk	Indonesia	246,000	95
	Vivo Participacoes SA, ADR	Brazil	8,210	223
	Vodafone Group PLC	United Kingdom	564,340	1,302

	Total			3,114

	Utilities (5.0%)
	CEZ AS	Czech Republic	5,430	256
	Cheung Kong Infrastructure Holdings, Ltd.	Hong Kong	35,000	135
	E.ON AG	Germany	27,760	1,025
	GDF Suez	France	16,263	628
	Tokyo Gas Co., Ltd.	Japan	139,000	613

	Total			2,657

	Total Foreign Common Stocks (Cost: $49,519)			53,148

	Total Investments (99.2%) (Cost: $49,519)(a)			53,148

	Other Assets, Less Liabilities (0.8%)			411

	Net Assets (100.0%)			53,559

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $49,519 and the net unrealized appreciation of investments based on that cost was $3,629 which is comprised of $5,512 aggregate gross unrealized appreciation and $1,883 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Japan	16.9%
United Kingdom	15.2%
France	11.2%
Switzerland	9.5%
Germany	9.3%
Netherlands	7.5%
Other	30.4%

Total	100.0%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Foreign Common Stocks	$52,804	$-	$344
Other Financial Instruments^	-	-	-

Total	$52,804	$-	$344

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

The following is a summary of significant transfers between Level 1 and Level 2 of the fair value hierarchy. The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Foreign Common Stocks#

Transfers into Level 1	$47,224
Transfers out of Level 2	$(47,224)

# Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were fair valued under procedures adopted by the Board of Directors.

The following is a reconciliation of the Portfolio’s Level 3 assets for which significant unobservable inputs were used to determine Fair Value.

Foreign Common Stocks

Balance at 12/31/2009	$-
Change in Unrealized Appreciation (Depreciation)	7
Transfers In/Out of Level 3	337

Balance at 3/31/2010	$344

International Equity Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Foreign Common Stocks (93.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.7%)

	Accor SA	France	173,000	9,571
	Bayerische Motoren Werke AG	Germany	380,920	17,585
	British Sky Broadcasting Group PLC	United Kingdom	1,864,690	17,035
	Burberry Group PLC	United Kingdom	738,190	8,004
	Compagnie Generale des Etablissements Michelin - Class B	France	260,200	19,174
	Hyundai Motor Co.	South Korea	123,810	12,639
	Kingfisher PLC	United Kingdom	3,825,490	12,446
	Pearson PLC	United Kingdom	697,770	10,970
	Sony Corp.	Japan	323,400	12,384
	Vivendi	France	547,770	14,660
	Wolters Kluwer NV	Netherlands	166,630	3,613

	Total			138,081

	Consumer Staples (2.3%)

	Nestle SA	Switzerland	389,800	19,963
	Unilever PLC	United Kingdom	348,295	10,227

	Total			30,190

	Energy (8.3%)

	BP PLC	United Kingdom	1,866,830	17,661
	China Shenhua Energy Co., Ltd.	China	1,578,500	6,790
	Eni SPA	Italy	414,535	9,725
	Gazprom OAO, ADR	Russia	368,660	8,653
	Petroleo Brasileiro SA, ADR	Brazil	257,990	11,478
	Repsol YPF SA	Spain	493,680	11,689
	Royal Dutch Shell PLC - Class B	United Kingdom	704,315	19,404
	SBM Offshore NV	Netherlands	464,278	9,290
	Total SA	France	205,958	11,956

	Total			106,646

	Financials (17.9%)

	ACE, Ltd.	Switzerland	234,580	12,269
	Australia & New Zealand Banking Group, Ltd.	Australia	89,588	2,085
	Aviva PLC	United Kingdom	1,859,380	10,872
	AXA SA	France	554,855	12,343
	Banco Santander SA	Spain	906,009	12,041
	Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	13,330
	DBS Group Holdings, Ltd.	Singapore	1,788,000	18,277
	Hana Financial Group, Inc.	South Korea	204,280	6,328
	HSBC Holdings PLC	United Kingdom	1,474,937	15,026
*	ING Groep NV	Netherlands	1,268,502	12,665
	KB Financial Group, Inc.	South Korea	244,095	11,779
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,955,720	10,250
	Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,161
	National Australia Bank, Ltd.	Australia	514,532	12,994

	Foreign Common Stocks (93.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Nomura Holdings, Inc.	Japan	332,400	2,450
	Nordea Bank AB	Sweden	1,536,530	15,129
	Standard Chartered PLC	United Kingdom	370,360	10,102
	Swire Pacific, Ltd.	Hong Kong	1,276,500	15,347
*	Swiss Re	Switzerland	319,952	15,749
*	UBS AG	Switzerland	1,015,136	16,502
	UniCredit SpA	Italy	1,170,471	3,458

	Total			230,157

	Health Care (9.0%)

	Celesio AG	Germany	261,230	8,351
	GlaxoSmithKline PLC	United Kingdom	621,430	11,934
	Lonza Group AG	Switzerland	162,050	13,217
	Merck KGaA	Germany	192,990	15,640
	Novartis AG	Switzerland	424,920	22,951
	Roche Holding AG	Switzerland	90,390	14,659
	Sanofi-Aventis SA	France	259,555	19,348
	Takeda Pharmaceutical Co., Ltd.	Japan	208,500	9,177

	Total			115,277

	Industrials (13.7%)

	Atlas Copco AB	Sweden	1,330,560	20,639
	BAE Systems PLC	United Kingdom	3,411,020	19,219
*	British Airways PLC	United Kingdom	930,000	3,430
	Deutsche Post AG	Germany	935,380	16,228
	Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	9,976
	Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	13,358
	Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	14,401
	Niscayah Group AB	Sweden	105,247	203
	Qantas Airways, Ltd.	Australia	2,552,550	6,652
*	Rentokil Initial PLC	United Kingdom	2,672,940	5,289
*	Rolls-Royce Group PLC	United Kingdom	1,916,990	17,323
	Shanghai Electric Group Co., Ltd.	China	31,604,000	15,386
	Siemens AG, ADR	Germany	199,230	19,917
	Smiths Group PLC	United Kingdom	320,326	5,522
*	Vestas Wind Systems A/S	Denmark	167,380	9,095

	Total			176,638

	Information Technology (10.4%)

*	Byd Co., Ltd.	China	753,770	7,504
*	Check Point Software Technologies, Ltd.	Israel	387,430	13,583
	Compal Electronics, Inc.	Taiwan	6,065,574	7,936
	FUJIFILM Holdings Corp.	Japan	159,300	5,487
	Lite-On Technology Corp.	Taiwan	3,485,215	4,626
	Mabuchi Motor Co., Ltd.	Japan	168,400	9,691
	Nintendo Co., Ltd.	Japan	77,630	25,990
	Samsung Electronics Co., Ltd.	South Korea	35,970	26,005
	SAP AG	Germany	261,040	12,643

International Equity Portfolio

	Foreign Common Stocks (93.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	Taiwan	10,216,825	19,785

	Total			133,250

	Materials (5.0%)

	Akzo Nobel NV	Netherlands	155,660	8,871
	Alumina, Ltd.	Australia	7,791,350	12,333
	BASF SE	Germany	218,600	13,558
	UPM-Kymmene Oyj	Finland	394,760	5,239
	Vale SA, ADR	Brazil	881,000	24,457

	Total			64,458

	Telecommunication Services (12.3%)

	China Mobile, Ltd.	Hong Kong	979,500	9,424
	China Telecom Corp., Ltd.	China	17,338,000	8,597
	Chunghwa Telecom Co., Ltd., ADR	Taiwan	208,500	4,051
	France Telecom SA	France	756,770	18,107
	KT Corp., ADR	South Korea	385,100	7,994
	Nippon Telegraph & Telephone Corp.	Japan	193,000	8,134
	Portugal Telecom SGPS SA	Portugal	632,670	7,074
	SK Telecom Co., Ltd., ADR	South Korea	322,890	5,573
	Telefonica SA, ADR	Spain	395,838	28,144
	Telekom Austria AG	Austria	85,800	1,199
*	Telenor ASA	Norway	1,208,610	16,391
	Turkcell Iletisim Hizmetleri AS	Turkey	2,371,420	14,453
	Vodafone Group PLC	United Kingdom	12,341,413	28,467

	Total			157,608

	Utilities (4.3%)

	E.ON AG	Germany	440,100	16,248
	Electricite de France SA	France	258,050	14,081
	GDF Suez	France	300,594	11,612
	Iberdrola SA	Spain	1,333,390	11,301
	Suez Environnement SA	France	78,727	1,812

	Total			55,054

	Total Foreign Common Stocks (Cost: $1,041,412)			1,207,359

	Short-Term Investments (5.7%)

	Autos (0.8%)

	Toyota Motor Credit Corp., 0.22%, 4/29/10	United States	10,000,000	9,998

	Total			9,998

	Commercial Banks US (0.8%)

	Bank of America Corp., 0.18%, 4/28/10	United States	10,000,000	9,999

	Total			9,999

	Federal Government & Agencies (0.1%)

	Federal Home Loan Bank, 0.07%, 5/11/10	United States	900,000	900

	Total			900

Short-Term Investments (5.7%)	Country	Shares/ $ Par	Value $ (000’s)

Finance Services (1.1%)

Alpine Securitization, 0.18%, 4/28/10	United States	5,000,000	4,999
Liberty Street Funding LLC, 0.19%, 4/1/10	United States	10,000,000	10,000

Total			14,999

Miscellaneous Business Credit Institutions (0.8%)

Park Avenue Receivables Corp., 0.20%, 4/22/10	United States	10,000,000	9,999

Total			9,999

Personal Credit Institutions (1.5%)

HSBC Finance Corp., 0.16%, 4/5/10	United States	10,000,000	10,000
Thunder Bay Funding LLC, 0.20%, 4/20/10	United States	10,000,000	9,999

Total			19,999

Telecommunications (0.6%)

Vodafone Group PLC, 0.22%, 4/1/10	United States	8,100,000	8,100

Total			8,100

Total Short-Term Investments (Cost: $73,994)			73,994

Total Investments (99.6%) (Cost: $1,115,406)(a)			1,281,353

Other Assets, Less Liabilities (0.4%)			5,576

Net Assets (100.0%)			1,286,929

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,115,406 and the net unrealized appreciation of investments based on that cost was $165,947 which is comprised of $303,866 aggregate gross unrealized appreciation and $137,919 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	17.3%
France	10.3%
Germany	9.3%
Switzerland	9.0%
Japan	6.6%
United States	5.7%
South Korea	5.5%
Other	36.3%

Total	100.0%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Foreign Common Stocks	$1,207,359	$-	$-
Short-Term Investments	-	73,994	-
Other Financial Instruments^	-	-	-

Total	$1,207,359	$73,994	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

The following is a summary of significant transfers between Level 1 and Level 2 of the fair value hierarchy. The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Foreign Common Stocks#

Transfers into Level 1	$1,107,811
Transfers out of Level 2	$(1,107,811)

# Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were fair valued under procedures adopted by the Board of Directors.

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Foreign Common Stocks (94.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.6%)

	Foschini, Ltd.	South Africa	85,258	784
	Genting Bhd	Malaysia	287,200	581
	Grupo Televisa SA, ADR	Mexico	29,756	625
	Kroton Educacional SA	Brazil	51,801	484
	Lewis Group, Ltd.	South Africa	83,301	646
	Li & Fung, Ltd.	Hong Kong	256,000	1,258
	Naspers, Ltd. - N Shares	South Africa	25,216	1,096
	PT Astra International Tbk	Indonesia	241,000	1,110
*	Sands China, Ltd.	China	1,078,400	1,711
	Stella International Holdings, Ltd.	Hong Kong	529,500	1,082
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	149,364	345

	Total			9,722

	Consumer Staples (6.1%)

	BIM Birlesik Magazalar AS	Turkey	14,467	753
	Dabur India, Ltd.	India	285,685	1,011
	Grupo Continental SAB de CV	Mexico	228,699	690
	Hengan International Group Co., Ltd.	Hong Kong	91,500	682
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	45,585	258
	KT&G Corp.	South Korea	14,753	816
	Massmart Holdings, Ltd.	South Africa	34,903	520
	Shoprite Holdings, Ltd.	South Africa	51,561	515
	Tiger Brands, Ltd.	South Africa	22,911	577
	Tradewinds Malaysia Bhd	Malaysia	433,000	422

	Total			6,244

	Energy (15.0%)

	China Shenhua Energy Co., Ltd.	China	219,000	942
	CNOOC, Ltd.	Hong Kong	1,098,000	1,802
	Gazprom OAO, ADR	Russia	103,364	2,426
	Lukoil OAO, ADR	Russia	32,497	1,843
	Oil & Natural Gas Corp., Ltd.	India	49,927	1,215
	Petroleo Brasileiro SA, ADR	Brazil	63,306	2,816
	PTT Exploration & Production PC, Ltd.	Thailand	112,400	516
	Reliance Industries, Ltd.	India	59,943	1,435
	Rosneft Oil Co.	Russia	87,650	695
	Tatneft, ADR	Russia	15,550	487
	Tenaris SA, ADR	Luxembourg	8,187	351
	Tupras-Turkiye Petrol Rafinerileri AS	Turkey	28,702	652

	Total			15,180

	Financials (21.8%)

	Banco Compartamos SAB de CV	Mexico	57,400	324
	Banco Santander Brasil SA	Brazil	22,200	274
	Banco Santander Chile, ADR	Chile	8,172	557

	Foreign Common Stocks (94.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Bank of China, Ltd.	China	2,563,000	1,363
	BM&F BOVESPA SA	Brazil	58,600	397
*	Bolsa Mexicana de Valores SAB de CV	Mexico	334,800	531
	Brasil Brokers Participacoes SA	Brazil	97,800	426
	China Construction Bank Corp.	China	2,323,000	1,900
	China Life Insurance Co., Ltd.	China	303,000	1,452
	China Merchants Bank Co., Ltd.	China	62,698	170
	China Overseas Land & Investment, Ltd.	Hong Kong	374,000	844
*	China Pacific Insurance Group Co., Ltd.	China	55,200	245
	Commercial International Bank Egypt SAE	Egypt	40,450	473
	Credicorp, Ltd.	Peru	3,708	327
	First Pacific Co., Ltd.	Hong Kong	1,860,000	1,203
	Hana Financial Group, Inc.	South Korea	35,930	1,113
	Hang Lung Properties, Ltd.	Hong Kong	233,000	938
	Hong Kong Exchanges and Clearing, Ltd.	Hong Kong	40,700	679
	Housing Development Finance Corp., Ltd.	India	22,723	1,374
*	OTP Bank PLC	Hungary	33,116	624
	Public Bank Bhd	Malaysia	603,500	2,160
*	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	5,350	858
	Standard Chartered PLC	United Kingdom	77,460	2,090
	Turkiye Garanti Bankasi AS	Turkey	247,745	1,159
*	Turkiye Is Bankasi	Turkey	57,335	180
	Turkiye Is Bankasi	Turkey	122,488	399

	Total			22,060

	Health Care (4.1%)

	Diagnosticos da America SA	Brazil	73,700	647
*	Fleury SA	Brazil	64,600	690
*	Genomma Lab Internacional SA - Class B	Mexico	269,500	936
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	29,570	1,865

	Total			4,138

	Industrials (0.9%)

	BEML, Ltd.	India	18,879	442
	Copa Holdings SA - Class A	Panama	5,920	360
	Empresa Brasileira de Aeronautica SA, ADR	Brazil	6,071	145

	Total			947

	Information Technology (16.8%)

	Acer, Inc.	Taiwan	432,360	1,277
	Cielo SA	Brazil	49,640	467
*	CSU Cardsystem SA	Brazil	123,593	555

Emerging Markets Equity Portfolio

	Foreign Common Stocks (94.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Hon Hai Precision Industry Co., Ltd.	Taiwan	306,400	1,326
	HTC Corp.	Taiwan	102,438	1,197
	Infosys Technologies, Ltd., ADR	India	39,149	2,304
	MediaTek, Inc.	Taiwan	65,683	1,140
	Redecard SA	Brazil	28,900	535
	Samsung Electronics Co., Ltd.	South Korea	5,985	4,327
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,070,290	2,073
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	140,759	1,476
	Totvs SA	Brazil	5,200	327

	Total			17,004

	Materials (11.8%)

*	Anglo Platinum, Ltd.	South Africa	9,020	916
	Anhui Conch Cement Co., Ltd.	China	164,000	1,087
	Corporacion Moctezuma SAB de CV	Mexico	206,900	561
	Duratex SA	Brazil	28,986	250
	Formosa Plastics Corp.	Taiwan	343,000	756
	Gold Fields, Ltd.	South Africa	43,228	547
	Grupo Mexico SAB de CV - Series B	Mexico	145,280	391
*	Magnitogorsk Iron & Steel Works	Russia	47,150	572
*	Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	41,450	764
	National Aluminium Co., Ltd.	India	42,925	387
*	Novolipetsk Steel	Russia	16,700	579
	POSCO	South Korea	1,382	645
	Steel Authority of India, Ltd.	India	325,572	1,835
	Vale SA, ADR	Brazil	82,026	2,640

	Total			11,930

	Telecommunication Services (6.9%)

	America Movil SAB de CV - Series L, ADR	Mexico	29,502	1,485
	China Mobile, Ltd.	Hong Kong	85,000	818
	China Unicom (Hong Kong), Ltd., ADR	Hong Kong	53,048	591
	Empresa Nacional de Telecomunicaciones SA	Chile	15,217	207
	Mobile TeleSystems OAO, ADR	Russia	17,746	985
*	MTN Group, Ltd.	South Africa	103,063	1,585
	Philippine Long Distance Telephone Co.	Philippines	8,199	439
*	PT XL Axiata Tbk	Indonesia	1,317,500	507
	Vivo Participacoes SA, ADR	Brazil	13,394	363

	Total			6,980

	Utilities (1.7%)

	CPFL Energia SA	Brazil	10,200	203
	Enersis SA, ADR	Chile	12,645	253
	Equatorial Energia SA	Brazil	21,800	192

	Foreign Common Stocks (94.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Manila Water Co., Inc.	Philippines	1,213,000	423
	Tanjong PLC	Malaysia	113,200	622

	Total			1,693

	Total Foreign Common Stocks (Cost: $80,853)			95,898

	Preferred Stocks (4.1%)

	Consumer Discretionary (0.6%)

*	Anhanguera Educacional Participacoes SA	Brazil	45,500	660

	Total			660

	Consumer Staples (0.7%)

	Companhia de Bebidas das Americas, ADR	Brazil	7,422	680

	Total			680

	Financials (1.1%)

	Bancolombia SA, ADR	Colombia	6,215	284
	Itau Unibanco Holding SA, ADR	Brazil	39,209	862

	Total			1,146

	Information Technology (0.2%)

	Universo Online SA	Brazil	33,300	195

	Total			195

	Materials (0.7%)

	Suzano Papel e Celulose SA	Brazil	19,100	261
	Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	12,000	411

	Total			672

	Utilities (0.8%)

	AES Tiete SA	Brazil	14,000	152
	Eletropaulo Metropolitana SA - Class B	Brazil	30,860	676

	Total			828

	Total Preferred Stocks (Cost: $3,284)			4,181

Emerging Markets Equity Portfolio

Short-Term Investments (1.2%)	Country	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (1.2%)

BNP Paribas Finance, Inc., 0.10%, 4/1/10	United States	1,226,000	1,226
Total Short-Term Investments (Cost: $1,226)			1,226

Total Investments (100.0%) (Cost: $85,363)(a)			101,305

Other Assets, Less Liabilities (0.0%)			30

Net Assets (100.0%)			101,335

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $85,363 and the net unrealized appreciation of investments based on that cost was $15,942 which is comprised of $18,921 aggregate gross unrealized appreciation and $2,979 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Brazil	15.1%
India	9.9%
Hong Kong	9.8%
Taiwan	9.1%
China	8.8%
Russia	8.2%
South Korea	7.7%
South Africa	7.1%
Mexico	6.1%
Other	18.2%

Total	100.0%

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Foreign Common Stocks	$95,898	$-	$-
Preferred Stocks	4,181	-	-
Short-Term Investments	-	1,226	-
Other Financial Instruments^	-	-	-

Total	$100,079	$1,226	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

The following is a summary of significant transfers between Level 1 and Level 2 of the fair value hierarchy. The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Foreign Common Stocks#

Transfers into Level 1	$68,428
Transfers out of Level 2	$(68,428)

# Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were fair valued under procedures adopted by the Board of Directors.

Money Market Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (4.1%)
AmeriCredit Prime Automobile Receivables Trust, Series 2009-1, Class A1, 0.331%, 11/15/10	1,248	1,248
Bank of America Auto Trust, 0.262%, 2/15/11 144A	8,610,162	8,610
Ford Credit Auto Lease Trust, 0.283%, 2/15/11 144A	7,631,211	7,631
Volkswagen Auto Loan Enhanced Trust, 0.261%, 2/21/11	4,694,322	4,695

Total		22,184

Autos (7.9%)
American Honda Finance Corp., 0.17%, 4/7/10	11,000,000	11,000
American Honda Finance Corp., 1.00%, 8/13/10 144A	10,000,000	10,000
Toyota Motor Credit Corp., 0.20%, 4/14/10	11,000,000	10,999
Toyota Motor Credit Corp., 0.22%, 4/29/10	5,700,000	5,699
Toyota Motor Credit Corp., 0.24%, 4/16/10	4,300,000	4,299

Total		41,997

Commercial Banks Non-US (8.6%)
Barclays US Funding Corp., 0.13%, 4/1/10	21,000,000	21,000
Rabobank USA Financial Corp., 0.18%, 4/8/10	17,000,000	17,000
Royal Bank of Canada, 0.14%, 4/30/10	8,000,000	7,999

Total		45,999

Finance Lessors (3.9%)
Kitty Hawk Funding Corp., 0.15%, 4/1/10	13,000,000	13,000
Kitty Hawk Funding Corp., 0.17%, 4/20/10	8,000,000	7,999

Total		20,999

Finance Services (11.4%)
Alpine Securitization, 0.16%, 4/5/10	8,000,000	8,000
Alpine Securitization, 0.18%, 4/28/10	13,000,000	12,998
Liberty Street Funding LLC, 0.16%, 4/5/10	8,000,000	8,000
Liberty Street Funding LLC, 0.20%, 4/1/10	8,000,000	8,000
Merrill Lynch & Co., Inc., 2.50%, 5/12/10	12,000,000	12,028

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	12,000,000	12,154

Total		61,180

Government (23.5%)
US Treasury, 1.50%, 10/31/10	25,000,000	25,159
US Treasury, 2.00%, 9/30/10	30,000,000	30,265
US Treasury, 2.375%, 8/31/10	29,875,000	30,144
US Treasury, 2.75%, 7/31/10	30,000,000	30,262
US Treasury, 2.875%, 6/30/10	10,000,000	10,069

Total		125,899

Life Insurance (1.4%)
New York Life Global Funding, 0.248%, 4/1/11 144A	7,400,000	7,400

Total		7,400

Miscellaneous Business Credit Institutions (7.5%)
General Electric Capital Corp., 0.05%, 4/2/10	5,000,000	5,000
General Electric Capital Corp., 0.17%, 4/6/10	14,000,000	14,000
Park Avenue Receivables Corp., 0.16%, 4/8/10	10,000,000	10,000
Park Avenue Receivables Corp., 0.20%, 4/27/10	11,000,000	10,998

Total		39,998

Personal Credit Institutions (18.5%)
Bryant Park Funding LLC, 0.17%, 4/9/10	10,000,000	10,000
Bryant Park Funding LLC, 0.20%, 4/26/10	11,000,000	10,998
HSBC Finance Corp., 0.16%, 4/28/10	11,000,000	10,999
HSBC Finance Corp., 0.16%, 4/30/10	10,000,000	9,999
Old Line Funding LLC, 0.19%, 4/8/10	13,000,000	12,999
Old Line Funding LLC, 0.20%, 4/16/10	8,000,000	7,999
Straight-A Funding LLC, 0.17%, 4/22/10	9,900,000	9,899
Straight-A Funding LLC, 0.20%, 5/6/10	11,000,000	10,998
Thunder Bay Funding LLC, 0.16%, 4/1/10	15,000,000	15,000

Total		98,891

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers (3.7%)
Morgan Stanley, 0.349%, 5/7/10	20,000,000	19,997

Total		19,997

Short Term Business Credit (9.3%)
Atlantic Asset Securitization LLC, 0.17%, 4/6/10	8,000,000	8,000
Atlantic Asset Securitization LLC, 0.17%, 4/8/10	10,000,000	10,000
Falcon Asset Securitization Co. LLC, 0.15%, 4/13/10	10,000,000	9,999
Falcon Asset Securitization Co. LLC, 0.20%, 4/12/10	11,000,000	10,999
Ranger Funding Co. LLC, 0.21%, 4/21/10	11,000,000	10,999

Total		49,997

Total Money Market Investments (Cost: $534,541)		534,541

Total Investments (99.8%) (Cost: $534,541)		534,541

Other Assets, Less Liabilities (0.2%)		920

Net Assets (100.0%)		535,461

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $33,641 representing 6.28% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market value differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$125,899	$-
Corporate Bonds	-	61,579	-
Structured Products	-	22,184	-
Commercial Paper	-	324,879	-
Other Financial Instruments^	-	-	-

Total	$-	$534,541	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.0%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	254
Boeing Capital Corp., 5.80%, 1/15/13	80,000	88
The Boeing Co., 1.875%, 11/20/12	170,000	171
General Dynamics Corp., 1.80%, 7/15/11	105,000	106
General Dynamics Corp., 5.25%, 2/1/14	135,000	148
Northrop Grumman Systems Corp., 7.125%, 2/15/11	250,000	263

Total		1,030

Auto Manufacturing (0.6%)
American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	50
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	264
PACCAR Financial Corp., 1.95%, 12/17/12	155,000	155
PACCAR, Inc., 6.875%, 2/15/14	95,000	108

Total		577

Banking (7.9%)
ANZ National (Int’l), Ltd./London, 2.375%, 12/21/12 144A	165,000	165
Bank of America Corp., 4.50%, 8/1/10	250,000	253
Bank of Nova Scotia, 3.40%, 1/22/15	250,000	252
Bank of Tokyo- Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	125,000	126
BB&T Corp., 3.375%, 9/25/13	240,000	245
BNP Paribas, 3.25%, 3/11/15	250,000	249
Citigroup, Inc., 6.50%, 8/19/13	200,000	216
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,018
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	238
Deutsche Bank AG/London, 2.375%, 1/11/13	250,000	250
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	266

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Morgan Stanley, 6.00%, 5/13/14	150,000	162
National Australia Bank, Ltd., 2.50%, 1/8/13 144A	250,000	250
Nationwide Building Society, 2.50%, 8/17/12 144A	1,200,000	1,219
Nordea Bank AB, 3.70%, 11/13/14 144A	250,000	252
Royal Bank of Canada/New York NY, 2.25%, 3/15/13	250,000	252
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	250,000	249
State Street Corp., 4.30%, 5/30/14	150,000	159
Swedbank AB, 2.90%, 1/14/13 144A	2,000,000	2,048
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	272
Westpac Banking Corp., 4.20%, 2/27/15	100,000	103

Total		8,244

Beverage/Bottling (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13 144A	250,000	251
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	171

Total		422

Cable/Media/Broadcasting/Satellite (0.5%)
Comcast Corp., 5.90%, 3/15/16	250,000	273
Viacom, Inc., 4.375%, 9/15/14	250,000	258

Total		531

Consumer Products (0.4%)
The Clorox Co., 3.55%, 11/1/15	250,000	253
Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	134

Total		387

Electric Utilities (2.6%)
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	260
The Detroit Edison Co., 6.125%, 10/1/10	250,000	256

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Duke Energy Carolinas LLC, 4.50%, 4/1/10	250,000	250
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	272
Exelon Corp., 4.90%, 6/15/15	250,000	261
Florida Power Corp., 4.50%, 6/1/10	250,000	252
Nevada Power Co., 6.50%, 4/15/12	250,000	270
PacifiCorp, 5.45%, 9/15/13	250,000	274
PSE&G Power LLC, 2.50%, 4/15/13 144A	100,000	100
Southern California Edison Co., 5.75%, 3/15/14	250,000	278
Virginia Electric and Power Co., 4.50%, 12/15/10	250,000	256

Total		2,729

Electronics (0.6%)
Hewlett-Packard Co., 2.95%, 8/15/12	75,000	78
Hewlett-Packard Co., 4.50%, 3/1/13	175,000	187
IBM International Group Capital LLC, 5.05%, 10/22/12	325,000	353

Total		618

Finance Services (0.2%)
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	215,000	218

Total		218

Food Processors (1.0%)
ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	274
H.J. Heinz Co., 5.35%, 7/15/13	250,000	271
Kraft Foods, Inc., 5.625%, 11/1/11	155,000	165
Kraft Foods, Inc., 6.25%, 6/1/12	95,000	104
Mead Johnson Nutrition Co., 3.50%, 11/1/14 144A	200,000	198

Total		1,012

Gas Pipelines (0.4%)
Kinder Morgan Energy Partner LP, 6.75%, 3/15/11	250,000	263

Short-Term Bond Portfolio

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	188

Total		451

Health Care/Pharmaceuticals (1.2%)
Baxter International, Inc., 1.80%, 3/15/13	50,000	50
Express Scripts, Inc., 5.25%, 6/15/12	250,000	266
Life Technologies Corp., 3.375%, 3/1/13	105,000	106
Medtronic, Inc., 3.00%, 3/15/15	250,000	249
Novartis Capital Corp., 2.90%, 4/24/15	250,000	248
Stryker Corp., 3.00%, 1/15/15	135,000	135
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14 144A	250,000	246

Total		1,300

Independent Finance (0.1%)
General Electric Capital Corp., 5.25%, 10/19/12	25,000	27
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	65

Total		92

Information/Data Technology (0.5%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	251
Xerox Corp., 4.25%, 2/15/15	250,000	252

Total		503

Life Insurance (0.5%)
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	250
Prudential Financial, Inc., 4.75%, 9/17/15	250,000	258

Total		508

Machinery (0.4%)
Caterpillar Financial Services Corp., 1.90%, 12/17/12	180,000	181
John Deere Capital Corp., 4.95%, 12/17/12	250,000	271

Total		452

Metals/Mining (0.5%)
ArcelorMittal, 5.375%, 6/1/13	250,000	266
Rio Tinto Alcan, Inc., 4.875%, 9/15/12	250,000	265

Total		531

	Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (1.8%)
	Anadarko Finance Co., 6.75%, 5/1/11	250,000	263
	Burlington Resources Finance Co., 6.40%, 8/15/11	250,000	267
	Cenovus Energy, Inc., 4.50%, 9/15/14 144A	250,000	261
	Chevron Corp., 3.95%, 3/3/14	250,000	261
	Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	270
	Occidental Petroleum Corp., 7.00%, 11/1/13	250,000	289
	XTO Energy, Inc., 4.90%, 2/1/14	250,000	272

	Total		1,883

	Other Finance (1.1%)
	American Express Credit Corp., 5.125%, 8/25/14	215,000	228
(b)	Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	378
	USAA Capital Corp., 2.24%, 3/30/12	500,000	508

	Total		1,114

	Other Holdings (1.8%)
(f)	Australia Treasury Bill, 0.00%, 5/21/10	1,100,000	1,004
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	675,000	432
(f)	Mexico Cetes, 0.00%, 4/22/10	6,200,000	500

	Total		1,936

	Railroads (0.2%)
	Norfolk Southern Corp., 6.75%, 2/15/11	237,000	248

	Total		248

	Real Estate Investment Trusts (0.5%)
	Duke Realty LP, 5.625%, 8/15/11	250,000	259
	Simon Property Group LP, 6.75%, 5/15/14	250,000	274

	Total		533

	Retail Stores (0.8%)
	The Home Depot, Inc., 4.625%, 8/15/10	250,000	254
	Lowe’s Cos., 5.00%, 10/15/20	250,000	274
	Staples, Inc., 7.75%, 4/1/11	250,000	265

	Total		793

	Telecommunications (1.9%)
	America Movil SAB de CV, 3.625%, 3/30/15 144A	200,000	201

	Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Cellco Partnership/Verizon Wireless Captial LLC, 3.75%, 5/20/11	250,000	258
	Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	254
	France Telecom SA, 4.375%, 7/8/14	250,000	263
	Rogers Wireless, Inc., 9.625%, 5/1/11	200,000	217
	Sprint Capital Corp., 7.625%, 1/30/11	250,000	257
	Telecom Italia Capital SA, 4.95%, 9/30/14	250,000	256
	Telefonica Emisiones SAU, 5.855%, 2/4/13	250,000	272

	Total		1,978

	Vehicle Parts (0.2%)
	Johnson Controls, Inc., 5.25%, 1/15/11	250,000	258

	Total		258

	Total Corporate Bonds (Cost: $27,822)		28,348

	Governments (43.8%)

	Governments (43.8%)
(b)	Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,323
(b)	US Treasury, 0.875%, 2/29/12	4,000,000	3,992
(b)	US Treasury, 1.00%, 3/31/12	4,000,000	3,998
(b)	US Treasury, 1.125%, 12/15/12	2,200,000	2,181
(b)	US Treasury, 1.375%, 9/15/12	3,480,000	3,488
(b)	US Treasury, 1.375%, 10/15/12	1,725,000	1,727
(b)	US Treasury, 1.375%, 11/15/12	5,250,000	5,249
(b)	US Treasury, 1.375%, 3/15/13	1,000,000	994
	US Treasury, 2.25%, 1/31/15	250,000	247
(b)	US Treasury, 2.375%, 8/31/14	3,500,000	3,508
(b)	US Treasury, 4.00%, 2/15/15	14,159,000	15,159

	Total Governments (Cost: $45,331)		45,866

Short-Term Bond Portfolio

	Structured Products (26.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products (26.0%)
	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.128%, 7/10/42	671,389	671
	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A2, 4.161%, 12/10/42	475,896	480
	Capital One Multi-Asset Execution Trust, Series 2007-A6, Class A6, 0.30%, 5/15/13	875,000	875
	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	489,576	496
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.397%, 1/25/36	514,389	417
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	388,941	415
(b)	Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	2,308,843	2,479
	Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	419,329	454
	Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	396,677	442
	Federal National Mortgage Association, 5.00%, 5/1/20	1,135,389	1,208
	Federal National Mortgage Association, 6.00%, 8/1/22	1,013,952	1,094
(b)	Federal National Mortgage Association, 6.50%, 8/1/37	1,632,635	1,772
	First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.809%, 12/15/31 144A	719,275	719
	John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	1,000,000	1,048
	John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 4/15/14	1,035,963	1,058
	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	114,395	115

	Structured Products (26.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	509,746	516
	LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	419
	LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,583
	LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	180,000	177
	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class C, 7.95%, 3/15/32	1,000,000	1,000
	Lehman Large Loan, Series 1997-LLI, Class E, 7.30%, 10/12/34	1,000,000	1,059
	MBNA Master Credit Card Trust, Series 2000- E, Class A, 7.80%, 10/15/12	700,000	706
	Morgan Stanley Dean Witter Capital I, Inc., Series 2000-LIF2, Class A2, 7.20%, 10/15/33	133,029	135
	Nordstrom Private Label Credit Card Master Note Trust, Series 2007- 1A, Class A, 4.92%, 5/15/13 144A	963,000	965
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.366%, 10/25/46	775,625	757
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.376%, 6/25/37	587,200	575
	USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	1,068
	Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,109
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	451,389	457
(b)	Washington Mutual Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 144A	1,771,702	1,780

	Structured Products (26.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities, Series 2004-3, Class A, 4.75%, 4/25/19	460,612	465
	World Financial Properties, 6.91%, 9/1/13 144A	681,670	727
	Total Structured Products (Cost: $26,486)		27,241

	Short-Term Investments (3.0%)

	Autos (1.0%)
(b)	Toyota Motor Credit Corp., 0.22%, 4/29/10	1,000,000	1,000

	Total		1,000

	Energy (1.0%)
(b)	Sempra Energy Global, 0.30%, 4/7/10	1,000,000	1,000

	Total		1,000

	Short Term Business Credit (1.0%)
(b)	Atlantic Asset Securitization LLC, 0.20%, 4/8/10	100,000	100
(b)	Ranger Funding Co. LLC, 0.21%, 4/21/10	1,000,000	1,000

	Total		1,100

	Total Short-Term Investments (Cost: $3,100)		3,100

	Total Investments (99.9%) (Cost: $102,739)(a)		104,555

	Other Assets, Less Liabilities (0.1%)		103

	Net Assets (100.0%)		104,658

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $13,989 representing 13.37% of the net assets.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $102,739 and the net unrealized appreciation of investments based on that cost was $1,816 which is comprised of $1,983 aggregate gross unrealized appreciation and $167 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

Euro Bund Future (Long) (Total Notional Value at March 31, 2010, $2,820)	17	6/10	$26
US Five Year Note Commodity (Long) (Total Notional Value at March 31, 2010, $4,511)	39	6/10	(32)
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2010, $3,828)	33	6/10	(8)
US Two Year Treasury Note (Short) (Total Notional Value at March 31, 2010, $42,966)	198	6/10	9

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on March 31, 2010.

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	AUD	660	5/10	$—	$(3)	$(3)
Sell	MXN	3,100	4/10	—	(4)	(4)

				$—	$(7)	$(7)

AUD — Australian Dollar

MXN — Mexican New Peso

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$45,866	$-
Corporate Bonds	-	26,412	-
Foreign Bonds	-	1,936	-
Structured Products	-	27,241	-
Short-Term Investments	-	3,100	-
Other Financial Instruments^	35	-	-
Liabilities:
Other Financial Instruments^	(40)	(7)	-

Total	$(5)	$104,548	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	705,000	733
Boeing Capital Corp., 5.80%, 1/15/13	240,000	264
The Boeing Co., 1.875%, 11/20/12	510,000	512
Bombardier, Inc., 7.75%, 3/15/20 144A	1,755,000	1,834
General Dynamics Corp., 1.80%, 7/15/11	415,000	419
Goodrich Corp., 4.875%, 3/1/20	250,000	252
L-3 Communications Corp., 6.375%, 10/15/15	2,250,000	2,309
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,130
Lockheed Martin Corp., 6.15%, 9/1/36	235,000	249
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	602
Meccanica Holdings USA, 6.25%, 7/15/19 144A	430,000	457
Meccanica Holdings USA, 6.25%, 1/15/40 144A	225,000	220

Total		8,981

Auto Manufacturing (0.2%)
American Honda Finance Corp., 3.50%, 3/16/15 144A	810,000	806
PACCAR Financial Corp., 1.95%, 12/17/12	690,000	689
PACCAR, Inc., 6.875%, 2/15/14	315,000	359

Total		1,854

Banking (4.9%)
Ameriprise Financial, Inc., 5.30%, 3/15/20	85,000	86
ANZ National (Int’l), Ltd./London, 2.375%, 12/21/12 144A	1,335,000	1,338
Australia and New Zealand Banking Group, Ltd., 5.10%, 1/13/20 144A	1,050,000	1,050
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,505,000	2,674
Bank of America Corp., 5.75%, 12/1/17	985,000	1,010
Bank of America Corp., 6.00%, 9/1/17	990,000	1,030
Bank of America Corp., 8.125%, 12/29/49	2,210,000	2,255

	Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Bank of New York Mellon Corp., 5.125%, 8/27/13	210,000	229
	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	620,000	626
	Bank One Corp., 5.25%, 1/30/13	2,835,000	3,047
	Barclays Bank PLC, 5.00%, 9/22/16	125,000	128
	Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	175
	BNP Paribas, 7.195%, 6/29/49 144A	200,000	193
	Citigroup, Inc., 6.125%, 11/21/17	2,075,000	2,135
	Citigroup, Inc., 6.125%, 5/15/18	605,000	618
	Countrywide Financial Corp., 5.80%, 6/7/12	575,000	611
	Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,045,000	1,074
	Credit Agricole SA/London, 6.637%, 5/31/49 144A	220,000	192
	Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	85,000	80
	Credit Suisse/New York NY, 3.50%, 3/23/15	1,375,000	1,370
	Deutsche Bank Capital Funding Trust VII, 5.628%, 1/29/49 144A	815,000	681
	Fifth Third Bancorp, 8.25%, 3/1/38	500,000	525
	The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	417
	The Goldman Sachs Group, Inc., 5.95%, 1/18/18	120,000	126
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,180
	The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	70
	JPMorgan Chase & Co., 4.95%, 3/25/20	1,060,000	1,051
	JPMorgan Chase & Co., 6.00%, 1/15/18	690,000	749
	JPMorgan Chase & Co., 7.90%, 4/30/49	1,350,000	1,439
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	90
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	113

	Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Merrill Lynch & Co., 6.22%, 9/15/26	240,000	232
	Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	3,278
	Morgan Stanley, 5.375%, 10/15/15	800,000	831
	Morgan Stanley, 5.95%, 12/28/17	2,380,000	2,445
	Morgan Stanley, 6.625%, 4/1/18	640,000	683
	Morgan Stanley, 7.30%, 5/13/19	710,000	784
	Nationwide Building Society, 2.50%, 8/17/12 144A	5,575,000	5,662
	Nomura Holdings, Inc., 6.70%, 3/4/20	600,000	623
	Nordea Bank AB, 4.875%, 1/27/20 144A	695,000	689
	The Northern Trust Co., 5.85%, 11/9/17	250,000	271
	PNC Financial Services Group, Inc., 8.25%, 5/29/49	1,170,000	1,211
	Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	1,240,000	1,235
	Swedbank AB, 2.90%, 1/14/13 144A	11,000,000	11,267
	U.S. Bancorp, 3.15%, 3/4/15	400,000	396
	UBS Preferred Funding Trust V, 6.243%, 5/29/49	170,000	153
	UnionBanCal Corp., 5.25%, 12/16/13	565,000	605
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	3
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	3
	Wells Fargo & Co., 3.75%, 10/1/14	280,000	283
	Wells Fargo & Co., 7.98%, 3/28/49	250,000	261
	Wells Fargo Capital XIII, 7.70%, 12/26/49	2,525,000	2,607
	Westpac Banking Corp., 4.20%, 2/27/15	1,015,000	1,045

	Total		60,929

	Beverage/Bottling (1.0%)
	Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	40
	Anheuser-Busch Cos., 5.75%, 4/1/36	200,000	193
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,260,000	1,625

Select Bond Portfolio

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Bottling Group LLC, 4.625%, 11/15/12	380,000	408
Bottling Group LLC, 5.125%, 1/15/19	430,000	451
Bottling Group LLC, 5.50%, 4/1/16	2,110,000	2,319
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,212
Diageo Capital PLC, 4.375%, 5/3/10	420,000	421
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	635
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	645,000	737
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	510,000	606
PepsiCo, Inc., 3.75%, 3/1/14	120,000	126
PepsiCo, Inc., 4.65%, 2/15/13	265,000	286
PepsiCo, Inc., 5.00%, 6/1/18	305,000	321
PepsiCo, Inc., 7.90%, 11/1/18	345,000	427
SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	3,126

Total		12,933

Cable/Media/Broadcasting/Satellite (1.3%)
Comcast Corp., 4.95%, 6/15/16	1,070,000	1,116
Comcast Corp., 5.15%, 3/1/20	600,000	605
Comcast Corp., 5.875%, 2/15/18	800,000	855
Comcast Corp., 6.50%, 1/15/17	425,000	472
DirecTV Holdings LLC/DirecTV Financing Co., 4.75%, 10/1/14 144A	530,000	554
DirecTV Holdings LLC/DirecTV Financing Co., 5.875%, 10/1/19 144A	1,710,000	1,780
DISH DBS Corp., 7.875%, 9/1/19	2,120,000	2,205
Historic TW, Inc., 6.625%, 5/15/29	880,000	928
Historic TW, Inc., 6.875%, 6/15/18	180,000	203
News America, Inc., 5.65%, 8/15/20	375,000	395
News America, Inc., 6.90%, 8/15/39	170,000	186
Rogers Cable, Inc., 5.50%, 3/15/14	1,400,000	1,505
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	171
TCI Communications, Inc., 8.75%, 8/1/15	735,000	892

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	920
Time Warner Cable, Inc., 6.75%, 7/1/18	200,000	223
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	842
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,726

Total		15,578

Conglomerate/Diversified Manufacturing (0.3%)
The Dow Chemical Co., 7.60%, 5/15/14	770,000	879
Eastman Chemical Co., 7.25%, 1/15/24	110,000	123
General Electric Co., 5.00%, 2/1/13	1,900,000	2,048
Monsanto Co., 5.125%, 4/15/18	130,000	137

Total		3,187

Consumer Products (0.2%)
The Clorox Co., 3.55%, 11/1/15	250,000	254
The Clorox Co., 5.00%, 3/1/13	1,000,000	1,082
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	748
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	465

Total		2,549

Containers (0.1%)
Ball Corp., 6.75%, 9/15/20	1,800,000	1,831

Total		1,831

Electric Utilities (2.6%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	602
Ameren Corp., 8.875%, 5/15/14	350,000	404
American Electric Power Co., 5.25%, 6/1/15	1,000,000	1,069
Arizona Public Service Co., 8.75%, 3/1/19	115,000	139
Bruce Mansfield Unit, 6.85%, 6/1/34	411,582	436
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	348
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	280
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	217
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	140,000	152

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	397
CMS Energy Corp., 6.875%, 12/15/15	970,000	1,034
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	101
Commonwealth Edison Co., 5.95%, 8/15/16	545,000	597
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	155
Connecticut Light and Power Co., 5.65%, 5/1/18	160,000	170
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,046
The Detroit Edison Co., 5.45%, 2/15/35	105,000	100
Dominion Resources, Inc., 5.20%, 8/15/19	35,000	36
Dominion Resources, Inc., 6.40%, 6/15/18	60,000	67
DTE Energy Co., 6.375%, 4/15/33	415,000	394
DTE Energy Co., 7.05%, 6/1/11	1,225,000	1,291
Duke Energy Corp., 6.25%, 6/15/18	50,000	54
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	486
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	635
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	419
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	673
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	495
Florida Power Corp., 4.80%, 3/1/13	100,000	107
Florida Power Corp., 6.40%, 6/15/38	365,000	397
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,641
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	435,327	436
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	605
Nevada Power Co., 5.875%, 1/15/15	1,495,000	1,629
Nevada Power Co., 5.95%, 3/15/16	165,000	179
Nevada Power Co., 6.50%, 4/15/12	750,000	811
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,263
NSTAR, 4.50%, 11/15/19	55,000	55
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,098
Ohio Edison Co., 6.875%, 7/15/36	130,000	140

Select Bond Portfolio

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Pacific Gas & Electric Co., 4.80%, 3/1/14	80,000	86
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	323
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,289
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	185
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	155
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	542
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,070
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	385
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	182
Sempra Energy, 6.15%, 6/15/18	215,000	232
Sempra Energy, 6.50%, 6/1/16	745,000	832
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	275
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,088
Southern Co., 4.15%, 5/15/14	160,000	167
Tampa Electric Co., 6.10%, 5/15/18	1,420,000	1,539
Tampa Electric Co., 6.15%, 5/15/37	320,000	323
Tampa Electric Co., 6.55%, 5/15/36	385,000	409
The Toledo Edison Co., 6.15%, 5/15/37	490,000	494
Union Electric Co., 6.40%, 6/15/17	140,000	154
Union Electric Co., 6.70%, 2/1/19	195,000	216
Virginia Electric and Power Co., 5.40%, 1/15/16	265,000	285
Westar Energy, Inc., 8.625%, 12/1/18	125,000	155

Total		32,544

Electronics (0.1%)
Cisco Systems, Inc., 5.90%, 2/15/39	560,000	568
International Business Machines Corp., 5.60%, 11/30/39	770,000	777

Total		1,345

Food Processors (0.8%)
ConAgra Foods, Inc., 5.875%, 4/15/14	450,000	494
ConAgra Foods, Inc., 7.00%, 4/15/19	450,000	519

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
General Mills, Inc., 5.25%, 8/15/13	190,000	207
General Mills, Inc., 5.65%, 2/15/19	325,000	349
General Mills, Inc., 5.70%, 2/15/17	890,000	965
H.J. Heinz Co., 5.35%, 7/15/13	1,425,000	1,545
Kellogg Co., 4.45%, 5/30/16	540,000	574
Kraft Foods, Inc., 5.375%, 2/10/20	1,220,000	1,240
Kraft Foods, Inc., 6.125%, 2/1/18	960,000	1,051
Kraft Foods, Inc., 6.50%, 8/11/17	1,305,000	1,462
Kraft Foods, Inc., 6.50%, 2/9/40	160,000	166
Mead Johnson Nutrition Co., 4.90%, 11/1/19 144A	1,000,000	992

Total		9,564

Gas Pipelines (0.6%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	127
DCP Midstream LLC, 5.35%, 3/15/20 144A	180,000	180
El Paso Corp., 7.00%, 6/15/17	420,000	429
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	167
Enterprise Products Operating LLC, 6.50%, 1/31/19	730,000	807
Enterprise Products Operating LLC, 6.65%, 4/15/18	1,000,000	1,107
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	165,000	177
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	205
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	493
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,115,000	1,154
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	240
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	182
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	192
TransCanada PipeLines, Ltd., 5.85%, 3/15/36	470,000	468

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	1,475,000	1,671

Total		7,599

Health Care/Pharmaceuticals (1.0%)
Express Scripts, Inc., 6.25%, 6/15/14	930,000	1,030
Express Scripts, Inc., 7.25%, 6/15/19	200,000	231
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	469
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,104
Johnson & Johnson, 5.95%, 8/15/37	735,000	796
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,000,000	1,140
Medtronic, Inc., 4.45%, 3/15/20	705,000	702
Merck & Co., 4.75%, 3/1/15	500,000	541
Merck & Co., 5.75%, 11/15/36	450,000	461
Merck & Co., 6.40%, 3/1/28	125,000	137
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	715,000	758
Pfizer, Inc., 5.35%, 3/15/15	450,000	496
Quest Diagnostics, Inc., 4.75%, 1/30/20	500,000	489
Schering-Plough Corp., 6.00%, 9/15/17	1,000,000	1,125
Stryker Corp., 4.375%, 1/15/20	1,835,000	1,820
Wyeth, 5.50%, 2/15/16	35,000	39
Wyeth, 5.95%, 4/1/37	835,000	874

Total		12,212

Independent Finance (0.6%)
American General Finance Corp., 5.40%, 12/1/15	295,000	254
American General Finance Corp., 6.90%, 12/15/17	1,455,000	1,275
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	3,799
General Electric Capital Corp., 5.875%, 1/14/38	180,000	171
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	1,700,000	1,704

Total		7,203

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	470,000	472
Xerox Corp., 4.25%, 2/15/15	400,000	403

Total		875

Select Bond Portfolio

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Life Insurance (0.3%)
MetLife, Inc., 6.75%, 6/1/16	1,000,000	1,121
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	800,000	801
Prudential Financial, Inc., 3.625%, 9/17/12	170,000	175
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	137
Teachers Insurance & Annuity Association- College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	1,806

Total		4,040

Machinery (0.1%)
Caterpillar Financial Services Corp., 5.45%, 4/15/18	560,000	593
Caterpillar Financial Services Corp., 5.85%, 9/1/17	800,000	867

Total		1,460

Metals/Mining (0.6%)
ArcelorMittal, 5.375%, 6/1/13	125,000	133
ArcelorMittal, 6.125%, 6/1/18	385,000	404
ArcelorMittal, 9.85%, 6/1/19	565,000	718
ArcelorMittal USA, Inc., 6.50%, 4/15/14	100,000	108
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	428
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	130,000	142
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	585,000	651
Rio Tinto Alcan, Inc., 4.875%, 9/15/12	1,000,000	1,058
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	195,000	214
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	410,000	461
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	289
Teck Resources, Ltd., 10.75%, 5/15/19	1,670,000	2,046
Vale Overseas, Ltd., 5.625%, 9/15/19	450,000	465

Total		7,117

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	495,000	498
NiSource Finance Corp., 5.40%, 7/15/14	590,000	622

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

Natural Gas Distributors continued
NiSource Finance Corp., 5.45%, 9/15/20	185,000	183
NiSource Finance Corp., 6.40%, 3/15/18	205,000	220

Total		1,523

Oil and Gas (1.5%)
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	136
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	262
Chevron Corp., 3.95%, 3/3/14	1,000,000	1,044
ConocoPhillips, 5.75%, 2/1/19	780,000	850
ConocoPhillips, 6.00%, 1/15/20	1,805,000	2,005
ConocoPhillips Holding Co., 6.95%, 4/15/29	145,000	167
Devon Energy Corp., 6.30%, 1/15/19	500,000	558
EnCana Corp., 5.90%, 12/1/17	325,000	352
EnCana Corp., 6.50%, 5/15/19	215,000	240
EnCana Corp., 6.50%, 8/15/34	490,000	519
EnCana Corp., 6.625%, 8/15/37	340,000	365
Hess Corp., 7.125%, 3/15/33	260,000	292
Hess Corp., 8.125%, 2/15/19	275,000	335
Husky Energy, Inc., 7.25%, 12/15/19	195,000	226
Marathon Oil Corp., 6.60%, 10/1/37	130,000	137
Newfield Exploration Co., 6.875%, 2/1/20	1,115,000	1,123
Occidental Petroleum Corp., 4.125%, 6/1/16	885,000	912
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	197
Petro-Canada, 5.95%, 5/15/35	580,000	568
Petro-Canada, 6.05%, 5/15/18	480,000	517
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,340,000	1,339
Shell International Finance BV, 4.30%, 9/22/19	1,135,000	1,119
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	1,387
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	226
Valero Energy Corp., 6.125%, 2/1/20	585,000	585

	Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	XTO Energy, Inc., 4.90%, 2/1/14	725,000	788
	XTO Energy, Inc., 5.30%, 6/30/15	195,000	214
	XTO Energy, Inc., 5.50%, 6/15/18	460,000	499
	XTO Energy, Inc., 5.65%, 4/1/16	485,000	537
	XTO Energy, Inc., 6.25%, 4/15/13	100,000	112
	XTO Energy, Inc., 6.25%, 8/1/17	145,000	165
	XTO Energy, Inc., 6.50%, 12/15/18	750,000	866

	Total		18,642

	Other Finance (1.3%)
	American Express Credit Corp., 5.125%, 8/25/14	965,000	1,025
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	1,085,000	1,079
	Pooled Funding Trust I, 2.74%, 2/15/12 144A	7,400,000	7,565
	SLM Corp., 5.375%, 1/15/13	80,000	79
	SLM Corp., 5.375%, 5/15/14	445,000	422
	SLM Corp., 5.45%, 4/25/11	1,020,000	1,038
	SLM Corp., 8.00%, 3/25/20	1,160,000	1,130
	SLM Corp., 8.45%, 6/15/18	1,260,000	1,274
	TCM Sub LLC, 3.55%, 1/15/15 144A	1,000,000	992
	USAA Capital Corp., 2.24%, 3/30/12	1,370,000	1,391
	USB Capital XIII Trust, 6.625%, 12/15/39	415,000	420

	Total		16,415

	Other Holdings (1.9%)
(f)	Australia Treasury Bill, 0.00%, 5/21/10	13,615,000	12,429
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	8,710,000	5,571
(f)	Mexico Cetes, 0.00%, 4/22/10	77,500,000	6,256

	Total		24,256

	Other Services (0.4%)
	American Tower Corp., 7.00%, 10/15/17	300,000	335
	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	945,000	1,030
	Republic Services, Inc., 5.00%, 3/1/20 144A	1,160,000	1,137

Select Bond Portfolio

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)
Other Services continued
Republic Services, Inc., 5.25%, 11/15/21 144A	515,000	509
Waste Management, Inc., 5.00%, 3/15/14	540,000	574
Waste Management, Inc., 6.10%, 3/15/18	1,090,000	1,174

Total		4,759

Paper and Forest Products (0.0%)
International Paper Co., 7.50%, 8/15/21	330,000	375

Total		375

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	245,000	241

Total		241

Railroads (0.1%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	135,000	139
Canadian National Railway Co., 5.85%, 11/15/17	120,000	131
Norfolk Southern Corp., 5.257%, 9/17/14	515,000	551
Norfolk Southern Corp., 5.75%, 1/15/16	815,000	901

Total		1,722

Real Estate Investment Trusts (0.5%)
AvalonBay Communities, Inc., 5.70%, 3/15/17	145,000	153
BRE Properties, Inc., 5.50%, 3/15/17	315,000	306
Colonial Realty LP, 6.05%, 9/1/16	255,000	240
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,000
ERP Operating LP, 5.25%, 9/15/14	490,000	513
HCP, Inc., 6.00%, 1/30/17	290,000	289
HCP, Inc., 6.70%, 1/30/18	170,000	173
HRPT Properties Trust, 5.75%, 11/1/15	800,000	793
iStar Financial, Inc., 5.15%, 3/1/12	1,165,000	1,019
iStar Financial, Inc., 8.625%, 6/1/13	500,000	428
Simon Property Group LP, 5.65%, 2/1/20	525,000	512
Simon Property Group LP, 6.10%, 5/1/16	455,000	479

Total		5,905

Restaurants (0.1%)
Yum! Brands, Inc., 6.875%, 11/15/37	575,000	624

Total		624

Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)
Retail Food and Drug (0.3%)
CVS/Caremark Corp., 4.875%, 9/15/14	320,000	341
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,532
Delhaize Group, 6.50%, 6/15/17	570,000	629
The Kroger Co., 7.50%, 4/1/31	735,000	858
Tesco PLC, 6.15%, 11/15/37 144A	440,000	464

Total		3,824

Retail Stores (0.2%)
The Home Depot, Inc., 5.875%, 12/16/36	585,000	567
Nordstrom, Inc., 6.25%, 1/15/18	330,000	363
Nordstrom, Inc., 7.00%, 1/15/38	225,000	253
QVC, Inc., 7.375%, 10/15/20 144A	600,000	603
Target Corp., 6.50%, 10/15/37	405,000	441

Total		2,227

Telecommunications (1.0%)
America Movil SAB de CV, 5.00%, 3/30/20 144A	1,525,000	1,503
AT&T Corp., 7.30%, 11/15/11	500,000	547
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,787
AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,700
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,758
Qwest Corp., 8.375%, 5/1/16	155,000	174
Rogers Communications, Inc., 6.375%, 3/1/14	625,000	694
Rogers Communications, Inc., 6.80%, 8/15/18	500,000	569
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	3,051
Verizon Communications, Inc., 8.95%, 3/1/39	425,000	576
Vodafone Group PLC, 5.375%, 1/30/15	40,000	43

Total		12,402

Tobacco (0.4%)

Altria Group, Inc., 9.70%, 11/10/18	2,230,000	2,742
Altria Group, Inc., 9.95%, 11/10/38	1,045,000	1,372
Lorillard Tobacco Co., 8.125%, 6/23/19	800,000	882

Total		4,996

	Corporate Bonds (23.3%)	Shares/ $ Par	Value $ (000’s)
	Vehicle Parts (0.0%)
	Johnson Controls, Inc., 6.00%, 1/15/36	360,000	348

	Total		348

	Total Corporate Bonds (Cost: $277,539)		290,060

	Governments (36.9%)
	Governments (36.9%)
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,080
(n)	Overseas Private Investment, 4.10%, 11/15/14	1,440,720	1,516
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,609
(b)	US Department of Housing and Urban Development, 6.08%, 8/1/13	4,000,000	4,286
(b)	US Department of Housing and Urban Development, 6.17%, 8/1/14	3,000,000	3,294
(b)	US Treasury, 1.00%, 7/31/11	30,200,000	30,356
(g)	US Treasury, 1.00%, 9/30/11	10,350,000	10,392
(b)	US Treasury, 1.00%, 10/31/11	365,000	366
(g)	US Treasury, 1.375%, 9/15/12	133,754,000	134,047
(b)	US Treasury, 1.375%, 10/15/12	9,500,000	9,512
(b)	US Treasury, 1.375%, 11/15/12	260,000	260
(g)	US Treasury, 2.125%, 11/30/14	37,400,000	36,909
(b)	US Treasury, 2.25%, 1/31/15	1,595,000	1,578
(b)	US Treasury, 2.375%, 9/30/14	11,717,000	11,721
(b)	US Treasury, 2.375%, 10/31/14	750,000	749
(b)	US Treasury, 2.50%, 3/31/15	365,000	364
(b)	US Treasury, 2.625%, 7/31/14	35,300,000	35,783
(g)	US Treasury, 2.625%, 12/31/14	13,300,000	13,396
(b)	US Treasury, 2.625%, 4/30/16	1,265,000	1,238
(b)	US Treasury, 3.00%, 9/30/16	54,068,000	53,561
(b)	US Treasury, 3.25%, 5/31/16	1,240,000	1,256
(b)	US Treasury, 3.25%, 3/31/17	975,000	974

Select Bond Portfolio

	Governments (36.9%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(g)	US Treasury, 3.375%, 11/15/19	17,145,000	16,544
(b)	US Treasury, 3.625%, 8/15/19	29,579,000	29,218
(b)	US Treasury, 3.625%, 2/15/20	660,000	649
(b)	US Treasury, 4.25%, 5/15/39	30,890,000	28,621
(b)	US Treasury, 4.375%, 11/15/39	520,000	492
(b)	US Treasury, 4.50%, 8/15/39	485,000	468
(b)	US Treasury, 5.50%, 8/15/28	15,307,000	17,146
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,187,598	4,386
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,179,469	4,593

	Total Governments (Cost: $462,574)		459,364

	Municipal Bonds (0.3%)

	Municipal Bonds (0.3%)
	Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	286
	New Jersey State Turnpike Authority, Series F, 7.414%, 1/1/40 RB	775,000	902
	New York Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	624
	State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	982
	The University of Texas Systems, Series 2009B, 6.276%, 8/15/41 RB	500,000	514

	Total Municipal Bonds (Cost: $3,110)		3,308

	Structured Products (35.6%)
	Structured Products (35.6%)
	AEP Texas Central Transition Funding LLC,
	Series 2006-A, Class A5,
	5.306%, 7/1/21	15,910,000	17,406
	Asset Securitization Corp., Series 1997-D5, Class PS1, 1.226%, 2/14/43 IO	26,621,391	956

Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,461,537	866
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,744,042	1,070
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.306%, 1/25/37	859,054	531
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.336%, 5/25/37	1,617,004	1,337
Banc of America Mortgage Securities, Inc.,
Series 2003-2, Class 1A5,
5.50%, 4/25/33	375,000	376
Bank of America Credit Card Trust, Series 2006- A9, Class A9, 0.24%, 2/15/13	12,500,000	12,485
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,920
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.699%, 12/10/49	5,502,000	5,479
Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB1, 5.50%, 8/25/34	668,857	585
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 3A1,
6.50%, 4/25/35	703,088	706
Countrywide Alternative Loan Trust, Series 2003- J1, Class 1A8, 5.25%, 10/25/33	69,701	63
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.397%, 1/25/36	712,843	577
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,428
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,068,689	1,691
Credit Suisse Mortgage Capital Certificates,
Series 2007-5, Class 3A9,
6.00%, 8/25/37	1,946,033	1,590

	Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
(n)	Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	672,215	672
	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.422%, 2/15/31 IO	12,525,335	393
	DLJ Mortgage Acceptance Corp., Series 1997-CF2,
	Class S, 0.549%, 10/15/30 IO
	144A	6,305,168	207
	Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,140,579	1,161
	Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,228,260	1,291
	Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	3,241,758	3,398
	Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,501,858	1,580
	Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	3,346,794	3,356
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,142,084	2,284
	Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	288,376	307
	Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,102,411	1,174
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,413,473	1,505
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	456,126	482
	Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	5,803,523	6,009
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	2,203,533	2,282
(b)	Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	19,022,815	19,696
(b)	Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	11,500,000	11,889
	Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	510,348	550

Select Bond Portfolio

Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,487,306	1,604
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	332,749	359
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,064,779	2,223
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	914,048	981
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	1,940,888	2,079
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,762,701	1,866
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	5,461,539	5,774
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	4,494,624	4,751
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,368,550	4,834
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,109,283	1,162
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	2,138,578	2,317
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	1,398,848	1,503
Federal Home Loan Mortgage Corp. TBA, 5.00%, 4/1/40	4,521,000	4,668
Federal National Mortgage Association, 4.00%, 6/1/19	748,634	776
Federal National Mortgage Association, 4.50%, 6/1/19	3,935,088	4,137
Federal National Mortgage Association, 4.50%, 8/1/19	696,195	732
Federal National Mortgage Association, 4.50%, 12/1/19	416,357	438
Federal National Mortgage Association, 4.50%, 7/1/20	1,754,593	1,840
Federal National Mortgage Association, 4.50%, 9/1/20	2,737,546	2,870

	Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)
	Structured Products continued
	Federal National Mortgage Association, 4.50%, 9/1/24	3,789,984	3,937
	Federal National Mortgage Association, 5.00%, 3/1/20	1,357,303	1,445
	Federal National Mortgage Association, 5.00%, 4/1/20	569,929	606
	Federal National Mortgage Association, 5.00%, 5/1/20	5,892,809	6,270
	Federal National Mortgage Association, 5.00%, 5/1/23	6,231,905	6,581
	Federal National Mortgage Association, 5.00%, 3/1/34	455,224	472
	Federal National Mortgage Association, 5.00%, 4/1/35	1,729,618	1,789
	Federal National Mortgage Association, 5.00%, 7/1/35	2,867,971	2,967
	Federal National Mortgage Association, 5.00%, 10/1/35	1,846,169	1,910
	Federal National Mortgage Association, 5.32%, 4/1/14	1,661,434	1,811
	Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,128
	Federal National Mortgage Association, 5.50%, 4/1/21	1,150,434	1,235
	Federal National Mortgage Association, 5.50%, 9/1/34	940,535	996
	Federal National Mortgage Association, 5.50%, 3/1/35	3,627,671	3,836
(b)	Federal National Mortgage Association, 5.50%, 7/1/35	853,471	902
	Federal National Mortgage Association, 5.50%, 8/1/35	2,009,734	2,125
(b)	Federal National Mortgage Association, 5.50%, 9/1/35	12,308,280	13,013
	Federal National Mortgage Association, 5.50%, 10/1/35	3,443,496	3,640
(b)	Federal National Mortgage Association, 5.50%, 11/1/35	10,167,215	10,749
	Federal National Mortgage Association, 5.50%, 1/1/36	7,696,018	8,136

	Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)
	Structured Products continued
	Federal National Mortgage Association, 5.50%, 2/1/37	4,270,481	4,506
	Federal National Mortgage Association, 5.50%, 3/1/37	1,354,146	1,429
	Federal National Mortgage Association, 5.50%, 5/1/37	1,832,725	1,934
	Federal National Mortgage Association, 5.50%, 6/1/37	337,022	356
	Federal National Mortgage Association, 5.50%, 2/1/38	6,179,393	6,520
	Federal National Mortgage Association, 5.50%, 3/1/38	579,597	611
	Federal National Mortgage Association, 5.50%, 4/1/38	9,133,557	9,637
(b)	Federal National Mortgage Association, 5.50%, 5/1/38	12,533,283	13,224
	Federal National Mortgage Association, 5.50%, 6/1/38	4,403,259	4,646
	Federal National Mortgage Association, 5.50%, 7/1/38	636,198	671
	Federal National Mortgage Association, 6.00%, 5/1/35	211,050	226
	Federal National Mortgage Association, 6.00%, 6/1/35	34,823	37
	Federal National Mortgage Association, 6.00%, 7/1/35	3,590,379	3,842
	Federal National Mortgage Association, 6.00%, 10/1/35	1,327,821	1,421
	Federal National Mortgage Association, 6.00%, 11/1/35	3,219,765	3,445
	Federal National Mortgage Association, 6.00%, 6/1/36	3,212,220	3,429
	Federal National Mortgage Association, 6.00%, 9/1/36	1,879,383	2,006
	Federal National Mortgage Association, 6.00%, 1/1/37	18,097	19
	Federal National Mortgage Association, 6.00%, 6/1/37	32,799	35
	Federal National Mortgage Association, 6.00%, 10/1/37	13,370	14

Select Bond Portfolio

	Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)
	Structured Products continued
	Federal National Mortgage Association, 6.00%, 11/1/37	12,063,230	12,834
	Federal National Mortgage Association, 6.00%, 1/1/38	13,727,290	14,598
	Federal National Mortgage Association, 6.00%, 6/1/38	5,482,866	5,831
	Federal National Mortgage Association, Series 2002- W4, Class A4, 6.25%, 5/25/42	3,984,715	4,365
	Federal National Mortgage Association, 6.50%, 10/1/36	2,428,819	2,639
	Federal National Mortgage Association, 6.50%, 7/1/37	15,673,605	17,033
	Federal National Mortgage Association, 6.50%, 9/1/37	6,032,522	6,546
(n)	Federal National Mortgage Association, 6.75%, 4/25/18	661,834	708
	Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,437
	Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	4,628,903	4,929
	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	1,965,600	1,799
	First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.809%, 12/15/31 144A	2,229,753	2,228
	Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	5,500,000	5,676
	Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	6,128
	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, 11/15/17	5,000,000	5,055
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	558
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.861%, 7/12/38 144A	600,000	632

Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Government National Mortgage Association, 5.50%, 10/15/31	43,852	47
Government National Mortgage Association, 5.50%, 11/15/31	11,008	12
Government National Mortgage Association, 5.50%, 12/15/31	119,433	128
Government National Mortgage Association, 5.50%, 1/15/32	445,245	475
Government National Mortgage Association, 5.50%, 2/15/32	133,563	142
Government National Mortgage Association, 5.50%, 3/15/32	114,901	123
Government National Mortgage Association, 5.50%, 4/15/32	16,721	18
Government National Mortgage Association, 5.50%, 7/15/32	23,332	25
Government National Mortgage Association, 5.50%, 9/15/32	2,695,772	2,875
Greenwich Capital Commercial Funding
Corp., Series 2006-FL4A,
Class A1, 0.318%, 11/5/21 144A	236,948	210
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.653%, 3/18/51 144A	12,233,000	12,456
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,043,000	1,101
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,800,000	2,749
Louisiana Public Facilities Authority, 6.55%, 8/1/20	2,400,000	2,741
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	709,760	774
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	867,264	895
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.316%, 1/25/37	1,835,114	764
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	319,849	303

	Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)
	Structured Products continued
	Morgan Stanley Reremic Trust, Series 2009-GG10,
	Class A4A, 5.805%, 8/12/45 144A	12,290,000	12,404
	Nissan Auto Receivables Owner Trust, Series 2007-B, Class A3, 5.03%, 5/16/11	1,277,927	1,285
	Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	6,869,000	6,880
	Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	542,138	541
(n)	RMF Commercial Mortgage Pass-Through Certificates, Series 1997- 1, Class F, 7.471%, 1/15/19 144A	444,099	355
	TBW Mortgage Backed Pass Through Certificates, Series 2007- 1, Class A1, 0.336%, 3/25/37	1,410,575	1,119
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.356%, 3/25/37	1,675,606	1,617
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.366%, 10/25/46	2,298,166	2,242
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.376%, 6/25/37	2,698,138	2,644
	Washington Mutual Alternative Mortgage
	Pass-Through Certficates, Series 2006-6, Class 4A,
	6.785%, 11/25/34	819,746	745
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	720,417	730
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/01	175,504	179
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-1, Class 2A1,
	5.00%, 1/25/20	897,942	905

Select Bond Portfolio

	Structured Products (35.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,839,829	2,624
	Total Structured Products
	(Cost: $425,352)		443,876

	Short-Term Investments (11.3%)

	Asset-Backed Securities (0.1%)
(b)	AmeriCredit Prime Automobile Receivables
	Trust, Series 2009-1,
	Class A1, 0.331%, 11/15/10	1,040	1,040

	Total		1,040

	Autos (1.6%)
(b)	Toyota Motor Credit Corp., 0.24%, 4/15/10	10,000,000	9,999
(b)	Toyota Motor Credit Corp., 0.25%, 5/14/10	10,000,000	9,997

	Total		19,996

	Conglomerate/Diversified Manufacturing (0.8%)
(b)	General Electric Co., 0.16%, 4/30/10	10,000,000	9,999

	Total		9,999

	Energy (2.6%)

(b)	Duke Energy Corp., 0.26%, 4/5/10	11,000,000	11,000
(b)	Duke Energy Corp., 0.26%, 4/8/10	1,000,000	1,000
(b)	Sempra Global, 0.27%, 4/5/10	10,000,000	10,000
(b)	Sempra Global, 0.30%, 4/6/10	10,000,000	9,999

	Total		31,999

	Federal Government & Agencies (0.2%)

(b)	Federal Home Loan Bank,
	0.14%, 5/21/10	2,000,000	2,000
(b)	Federal Home Loan Bank,
	0.17%, 6/23/10	850,000	849

	Total		2,849

	Finance Services (2.4%)

(b)	Alpine Securitization, 0.16%, 4/5/10	10,000,000	10,000
(b)	Alpine Securitization, 0.16%, 4/6/10	10,000,000	10,000
(b)	Liberty Street Funding LLC, 0.17%, 4/1/10	10,000,000	10,000

	Total		30,000

	Security Brokers and Dealers (0.8%)

(b)	Morgan Stanley, 0.349%, 5/7/10	10,000,000	10,000

	Total		10,000

	Short-Term Investments (11.3%)	Shares/ $ Par	Value $ (000’s)

	Short Term Business Credit (1.6%)
(b)	Atlantic Asset Securitization LLC, 0.20%, 4/8/10	10,000,000	10,000
(b)	Atlantic Asset Securitization LLC, 0.20%, 4/8/10	10,000,000	10,000

	Total		20,000

	Telecommunications (1.2%)
(b)	Vodafone Group PLC, 0.22%, 4/1/10	15,520,000	15,520

	Total		15,520

	Total Short-Term Investments
	(Cost: $141,400)		141,403

	Total Investments (107.4%)
	(Cost: $1,309,975)(a)		1,338,011

	Other Assets, Less Liabilities (-7.4%)		(91,836)

	Net Assets (100.0%)		1,246,175

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $112,994 representing 9.09% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,309,975 and the net unrealized appreciation of investments based on that cost was $28,036 which is comprised of $39,669 aggregate gross unrealized appreciation and $11,633 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at March 31, 2010, $38,144)	230	6/10	$359
US Five Year Note Commodity (Long) (Total Notional Value at March 31, 2010, $23,829)	206	6/10	(171)
US Long Bond (CBT) Commodity (Long) (Total Notional Value at March 31, 2010, $14,879)	128	6/10	(16)
US Ten Year Treasury Note (Long) (Total Notional Value at March 31, 2010, $13,351)	114	6/10	(99)
US Two Year Treasury Note (Short) (Total Notional Value at March 31, 2010, $351,540)	1,620	6/10	71

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on March 31, 2010.

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	AUD	8,169	5/10	$—	$(35)	$(35)
Sell	MXN	38,750	4/10	—	(51)	(51)

				$—	$(86)	$(86)

AUD — Australian Dollar

MXN — Mexican New Peso

(n)	At March 31, 2010 portfolio securities with an aggregate value of $3,251 (in thousands) were valued with reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Select Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$459,364	$-
Foreign Bonds	-	24,256	-
Municipal Bonds	-	3,308	-
Corporate Bonds	-	265,804	-
Structured Products	-	443,521	355
Short-Term Investments	-	141,403	-
Other Financial Instruments^	430	-	-
Liabilities:
Other Financial Instruments^	(286)	(86)	-
Total	$144	$1,337,570	$355

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Corporate Bonds (16.7%)	Shares/ $ Par	Value $ (000’s)
	Banking (14.5%)
	Bank of America Corp., 0.471%, 6/22/12	3,000,000	3,013
	Citibank NA, 1.875%, 5/7/12	3,000,000	3,039
	Citigroup Funding, Inc., 1.299%, 5/7/10	200,000	200
	Credit Suisse USA, Inc., 0.450%, 8/16/11	300,000	300
	The Goldman Sachs Group, Inc., 0.388%, 6/28/10	200,000	200
	The Goldman Sachs Group, Inc., 0.429%, 2/6/12	200,000	199
(b)	HSBC Finance Corp., 0.50%, 5/10/10	300,000	300
(b)	JPMorgan Chase & Co., 0.535%, 12/26/12	5,000,000	5,034

	Total		12,285

	Electronics (0.4%)
	Hewlett-Packard Co., 0.362%, 3/1/12	300,000	300

	Total		300

	Independent Finance (0.8%)
	Caterpillar Financial Services Corp., 1.035%, 6/24/11	400,000	403
	John Deere Capital Corp.,
	0.331%, 7/16/10	300,000	300

	Total		703

	Property and Casualty Insurance (1.0%)
	American International Group, Inc., 5.85%, 1/16/18	600,000	558
	Metropolitan Life Global Funding I, 0.29%, 5/17/10 144A	300,000	300

	Total		858

	Total Corporate Bonds (Cost: $13,953)		14,146

	Governments (90.0%)
	Governments (90.0%)
	Egypt Government AID Bonds, 4.45%, 9/15/15	1,400,000	1,504
	Federal Home Loan Mortgage Corp., 4.50%, 2/10/20	2,900,000	2,892
	Federal Home Loan Mortgage Corp. Stripped, 0.00%, 9/15/29	1,500,000	506

Governments (90.0%)	Shares/ $ Par	Value $ (000’s)
Governments continued
Federal National Mortgage Association, 5.375%, 4/11/22	400,000	423
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	108
Federal National Mortgage Association, 5.625%, 7/15/37	500,000	523
Federal National Mortgage Association, 6.00%, 4/18/36	200,000	212
Federal National Mortgage Association, 6.21%, 8/6/38	100,000	114
Financing Corp., 8.60%, 9/26/19	700,000	924
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	335
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	829
Israel Government AID Bond, 0.00%, 5/15/21	200,000	117
Israel Government AID Bond, 0.00%, 2/15/23	100,000	52
Israel Government AID Bond, 0.00%, 5/15/23	500,000	258
Israel Government AID Bond, 5.50%, 9/18/23	600,000	648
Israel Government AID Bond, 5.50%, 12/4/23	300,000	324
Israel Government AID Bond, 5.50%, 4/26/24	100,000	109
Israel Government AID Bond, 5.50%, 9/18/33	300,000	316
Residual Funding Stripped, 0.00%, 10/15/19	4,400,000	2,867
Residual Funding Stripped, 0.00%, 10/15/20	1,800,000	1,100
Residual Funding Stripped, 0.00%, 1/15/30	1,200,000	423
Residual Funding Stripped, 0.00%, 4/15/30	2,000,000	696
Resolution Funding Stripped, 0.00%, 4/15/28	400,000	153
Tennessee Valley Authority, 4.50%, 4/1/18	200,000	206
Tennessee Valley Authority, 5.375%, 4/1/56	1,500,000	1,500
Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,073

	Governments (90.0%)	Shares/ $ Par	Value $ (000’s)
	Governments continued
	US Treasury, 0.875%, 2/29/12	7,150,000	7,135
(k)	US Treasury, 4.25%, 5/15/39	400,000	371
(k)	US Treasury, 4.375%, 2/15/38	600,000	571
(k)	US Treasury, 4.375%, 11/15/39	2,600,000	2,459
	US Treasury, 4.50%, 8/15/39	2,400,000	2,317
(k)	US Treasury, 4.625%, 2/15/40	2,350,000	2,316
(k)	US Treasury, 5.25%, 11/15/28	8,800,000	9,581
	US Treasury, 5.375%, 2/15/31	5,100,000	5,642
(k)	US Treasury, 6.125%, 11/15/27	5,000,000	5,989
	US Treasury, 6.125%, 8/15/29	250,000	301
	US Treasury, 6.50%, 11/15/26	700,000	869
	US Treasury, 8.75%, 8/15/20	700,000	989
	US Treasury Stripped, 0.00%, 8/15/20	1,000,000	643
	US Treasury Stripped, 0.00%, 2/15/21	1,100,000	689
	US Treasury Stripped, 0.00%, 11/15/21	3,200,000	1,917
	US Treasury Stripped, 0.00%, 8/15/22	8,200,000	4,728
	US Treasury Stripped, 0.00%, 5/15/26	700,000	322
	US Treasury Stripped, 0.00%, 8/15/26	1,000,000	454
	US Treasury Stripped, 0.00%, 11/15/27	8,400,000	3,610
(k)	US Treasury Stripped, 0.00%, 8/15/28	1,500,000	615
	US Treasury Stripped, 0.00%, 11/15/28	2,600,000	1,062
	US Treasury Stripped, 0.00%, 5/15/30	2,800,000	1,060
	US Treasury Stripped, 0.00%, 5/15/32	800,000	267
(k)	US Treasury Stripped, 0.00%, 5/15/37	200,000	54
	US Treasury Stripped, 0.00%, 5/15/38	5,200,000	1,312
	US Treasury Stripped, 0.00%, 11/15/38	800,000	193
	US Treasury Stripped, 0.00%, 5/15/39	3,000,000	720

Long-Term U.S. Government Bond Portfolio

Governments (90.0%)	Shares/ $ Par	Value $ (000’s)
Governments continued
US Treasury Stripped, 0.00%, 8/15/39	3,600,000	849
US Treasury Stripped, 0.00%, 11/15/39	3,400,000	787
Total Governments (Cost: $77,712)		76,034

Municipal Bonds (0.8%)
Municipal Bonds (0.8%)
Iowa State Special Obligation Build America Bonds, , 6.75%, 6/1/34 RB	400,000	413
Poway Unified Public School District, , 4.50%, 9/15/37 RB, AMBAC	200,000	161
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	93
Total Municipal Bonds (Cost: $737)		667

Structured Products (12.8%)
Structured Products (12.8%)
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	60,379	58
Bank of America Credit Card Trust, Series 2006- A9, Class A9, 0.240%, 2/15/13	200,000	200
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 2.984%, 5/25/34	6,517	6
Chase Issuance Trust, Series 2007-A6, Class A6, 0.23%, 4/16/12	400,000	400
Chase Issuance Trust, Series 2007-A1, Class A1, 0.25%, 3/15/13	200,000	200
Chase Issuance Trust, Series 2005-A8, Class A8, 0.27%, 10/15/12	500,000	500
Chase Issuance Trust, Series 2008-A13, Class A13, 1.757%, 9/15/15	300,000	312
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004- HYB5, Class 2A1, 3.563%, 4/20/35	23,610	21

Structured Products (12.8%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Credit Suisse First Boston Mortgage Securities Corp., Series 2003- AR18, Class 2A3, 3.169%, 7/25/33	6,536	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003- AR20, Class 2A1, 3.483%, 8/25/33	8,629	8
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.460%, 2/15/19	107,012	107
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	358,732	345
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	698,145	717
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities, Series T-61,
Class 1A1, 1.871%, 7/25/44	37,380	36
Federal National Mortgage Association, Series 2007-114, Class A6, 0.447%, 10/27/37	100,000	99
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	226,344	200
Federal National Mortgage Association, 5.00%, 6/1/35	819,968	850
Federal National Mortgage Association, 5.00%, 2/1/36	1,495,020	1,547
Federal National Mortgage Association, Series 2005-57, Class PA, 5.50%, 5/25/27	3,736	4
Federal National Mortgage Association, 5.50%, 1/1/38	764,364	806
Federal National Mortgage Association, 5.50%, 2/1/38	749,901	791
Federal National Mortgage Association, 5.50%, 4/1/38	81,621	86
Federal National Mortgage Association, 5.50%, 6/1/38	157,931	167

Structured Products (12.8%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	329
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006- FF12, Class A2, 0.286%, 9/25/36	2,215	2
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 3.982%, 6/25/34	20,782	17
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 0.326%, 7/25/37	15,206	15
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.746%, 2/12/49	100,000	99
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.199%, 4/25/38	338,646	338
Merrill Lynch Floating Trust, Series 2008- LAQA, Class A1, 0.768%, 7/9/21 144A	400,000	349
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.842%, 5/25/33	17,986	17
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 4.877%, 5/25/33	9,863	10
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.496%, 11/25/35	49,462	36
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35	46,300	42
SLM Student Loan Trust, Series 2006-6, Class A1, 0.239%, 10/25/18	25,061	25
SLM Student Loan Trust, Series 2006-9, Class A2, 0.249%, 4/25/17	18,310	18
SLM Student Loan Trust, Series 2007-2, Class A2, 0.249%, 7/25/17	500,000	495
SLM Student Loan Trust, Series 2008-7, Class A2, 0.749%, 10/25/17	200,000	200

Long-Term U.S. Government Bond Portfolio

	Structured Products (12.8%)	Shares/ $ Par	Value $ (000’s)
	Structured Products continued
	SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.457%, 12/15/33 144A	250,000	255
	SLM Student Loan Trust, Series 2008-9, Class A, 1.749%, 4/25/23	543,976	563
	South Carolina Student Loan Corp., Series 2008- 1, Class A1, 0.752%, 9/2/14	67,647	68
	South Carolina Student Loan Corp., Series 2008- 1, Class A2, 0.802%, 3/1/18	400,000	402
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.567%, 10/19/34	13,464	12
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004- AR1, Class A, 2.784%, 3/25/34	68,328	63
	Total Structured Products (Cost: $10,482)		10,821

	Short-Term Investments (4.2%)
	Federal Government & Agencies (1.5%)
(b)	Federal Home Loan Bank, 0.18%, 7/2/10	600,000	600
(b)	Federal National Mortgage Association, 0.18%, 6/9/10	600,000	600

	Total		1,200

	Other Holdings (1.2%)
(b)	JPMorgan Money Market Fund	1,045,453	1,045

	Total		1,045

	Short-Term Investments (4.2%)	Shares/ $ Par	Value $ (000’s)
	Repurchase Agreements (1.5%)
(b)	US Treasury Inflation Repurchase, 0.01%, dated 3/31/10, due 4/1/10 (collateralized by US Treasury Bill, 0.00%, 5/20/10, valued at $1,327,000, repurchase proceeds of 1,300,000)	1,300,000	1,300

	Total		1,300

	Total Short-Term Investments
	(Cost: $3,545)		3,545

	Total Investments (124.5%)
	(Cost: $106,429)(a)		105,213

	Other Assets, Less
	Liabilities (-24.5%)		(20,729)

	Net Assets (100.0%)		84,484

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $904 representing 1.07% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $106,429 and the net unrealized depreciation of investments based on that cost was $1,216 which is comprised of $799 aggregate gross unrealized appreciation and $2,015 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2010, $11,176)	45	6/10	$32
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2010, $6,144)	25	9/10	73
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2010, $17,533)	71	12/10	70
US Five Year Note Commodity (Long) (Total Notional Value at March 31, 2010, $7,970)	69	6/10	(46)
US Ultra 30 Year Bond Commodity (Long) (Total Notional Value at March 31, 2010, $605)	5	6/10	(5)

(i)	Written options outstanding on March 31, 2010.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call — CBOT US Long Bond	$119.000	5/10	16	$(8)
Call — CBOT US Ten Year Treasury Note	$119.000	5/10	11	$(2)
Put — CBOT US Long Bond	$111.000	5/10	16	$(4)
Put — CBOT US Ten Year Treasury Note	$114.000	5/10	11	$(4)
Put — CBOT US Ten Year Treasury Note	$115.000	5/10	2	$(1)

(Premiums Received $38)				$(19)

CBOT — Chicago Board of Trade

(k)	Securities with an aggregate value of $21,956 (in thousands) have been pledged as collateral for delayed-delivery securities, short sales or written options on March 31, 2010.

(o)	Short sales outstanding on March 31, 2010.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	5.00%	4/40	$2,000	$2,061	$2,062
Federal National Mortgage Association TBA	5.50%	4/40	1,000	1,053	1,053

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1—fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2—fair value is determined by other significant observable inputs

Level 3—fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio's perceived risk of that instrument.

Long-Term U.S. Government Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolios' assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$76,034	$-
Municipal Bonds	-	667	-
Corporate Bonds	-	14,146	-
Structured Products	-	10,821	-
Short-Term Investments	-	3,545	-
Other Financial Instruments^	175	-	-
Liabilities:
Other Financial Instruments^	(70)	(3,115)	-
Total	$105	$102,098	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (0.1%)
L-3 Communications Corp., 5.20%, 10/15/19 144A	50,000	51
United Technologies Corp., 5.70%, 4/15/40	110,000	111

Total		162

Banking (6.4%)
Bank of America Corp., 3.125%, 6/15/12	700,000	727
Bank of America Corp., 6.50%, 8/1/16	160,000	173
The Bear Stearns Cos. LLC, 4.58%, 1/10/14	70,000	69
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,016
Citigroup Funding, Inc., 2.125%, 7/12/12	1,000,000	1,018
Citigroup, Inc., 6.01%, 1/15/15	130,000	137
Credit Suisse AG, 5.40%, 1/14/20	30,000	30
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	113
Credit Suisse/New York NY, 5.50%, 5/1/14	150,000	163
The Goldman Sachs Group, Inc., 3.25%, 6/15/12	400,000	417
The Goldman Sachs Group, Inc., 5.375%, 3/15/20	70,000	69
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	149
HSBC USA, Inc., 3.125%, 12/16/11	1,000,000	1,035
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	659
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	536
Morgan Stanley, 4.20%, 11/20/14	110,000	110
Morgan Stanley, 7.30%, 5/13/19	120,000	133
Westpac Banking Corp., 4.875%, 11/19/19	60,000	60

Total		7,614

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)
Beverage/Bottling (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 144A	120,000	138
The Coca-Cola Co., 3.625%, 3/15/14	100,000	104
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15	100,000	106
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	150,000	171
PepsiCo, Inc., 3.10%, 1/15/15	110,000	111

Total		630

Cable/Media/Broadcasting/Satellite (0.6%)
Comcast Corp., 5.90%, 3/15/16	70,000	76
DIRECTV Holdings LLC, 3.55%, 3/15/15 144A	150,000	148
News America, Inc., 6.90%, 8/15/39	110,000	120
Time Warner Cable, Inc., 5.40%, 7/2/12	60,000	64
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	179
Time Warner, Inc., 4.875%, 3/15/20	110,000	108

Total		695

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 8.55%, 5/15/19	60,000	73
General Electric Co., 5.25%, 12/6/17	60,000	63

Total		136

Electric Utilities (0.5%)
Dominion Resources, Inc., 6.40%, 6/15/18	140,000	156
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	70
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	90
Pacific Gas & Electric Co., 5.80%, 3/1/37	70,000	70
PG&E Corp., 5.75%, 4/1/14	120,000	131
Sempra Energy, 6.50%, 6/1/16	50,000	56

Total		573

Electronics (0.1%)
Cisco Systems, Inc., 5.90%, 2/15/39	100,000	102

Total		102

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)
Food Processors (0.2%)
Kraft Foods, Inc., 6.50%, 2/9/40	160,000	166
Mead Johnson Nutrition Co., 5.90%, 11/1/39 144A	40,000	39

Total		205

Health Care/Pharmaceuticals (0.6%)
Amgen, Inc., 5.75%, 3/15/40	100,000	99
Amgen, Inc., 5.85%, 6/1/17	90,000	100
Medtronic, Inc., 3.00%, 3/15/15	200,000	199
Pfizer, Inc., 6.20%, 3/15/19	110,000	124
Pfizer, Inc., 7.20%, 3/15/39	100,000	122
Roche Holdings, Inc., 6.00%, 3/1/19 144A	90,000	99

Total		743

Independent Finance (2.0%)
BP Capital Markets PLC, 3.125%, 3/10/12	70,000	72
CME Group Index Services LLC, 4.40%, 3/15/18 144A	80,000	78
General Electric Capital Corp., 2.20%, 6/8/12	680,000	693
General Electric Capital Corp., 5.50%, 1/8/20	100,000	102
General Electric Capital Corp., 5.625%, 9/15/17	200,000	211
General Motors Acceptance Corp., 2.20%, 12/19/12	850,000	863
John Deere Capital Corp., 2.875%, 6/19/12	300,000	310

Total		2,329

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	100

Total		100

Life Insurance (0.4%)
Prudential Financial, Inc., 4.08%, 2/10/12	200,000	199
Prudential Financial, Inc., 4.21%, 3/10/15	240,000	231

Total		430

Inflation Protection Portfolio

	Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)
	Metals/Mining (0.3%)
	Barrick Gold Corp., 6.95%, 4/1/19	200,000	229
	Newmont Mining Corp., 6.25%, 10/1/39	120,000	120
	Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	70,000	77

	Total		426

	Oil and Gas (0.8%)
	Anadarko Petroleum Corp., 6.20%, 3/15/40	100,000	98
	Chevron Corp., 3.95%, 3/3/14	100,000	104
	ConocoPhillips, 4.75%, 2/1/14	260,000	280
	Enterprise Products Operating LLC, 4.60%, 8/1/12	190,000	200
	Shell International Finance BV, 4.30%, 9/22/19	110,000	108
	Shell International Finance BV, 5.50%, 3/25/40	60,000	59
	Talisman Energy, Inc., 7.75%, 6/1/19	50,000	60
	XTO Energy, Inc., 6.50%, 12/15/18	70,000	81

	Total		990

	Other Holdings (15.3%)
(f)	Bundesobligation Inflation Linked, 2.25%, 4/15/13	1,792,548	2,605
(f)	France Government Bond OAT, 2.25%, 7/25/20	1,715,854	2,545
(f)	Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	1,827,071	2,590
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	186,992,000	1,954
(f)	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,687,515	2,711
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	735,000	3,010
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	2,724

	Total		18,139

	Paper and Forest Products (0.1%)
	International Paper Co., 9.375%, 5/15/19	130,000	163

	Total		163

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)
Real Estate Investment Trusts (0.0%)
ProLogis, 7.375%, 10/30/19	40,000	41

Total		41

Restaurants (0.1%)
Yum! Brands, Inc., 5.30%, 9/15/19	100,000	102

Total		102

Retail Food and Drug (0.2%)
CVS Caremark Corp., 6.60%, 3/15/19	170,000	190

Total		190

Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	200,000	219

Total		219

Telecommunications (0.6%)
AT&T, Inc., 5.10%, 9/15/14	100,000	108
AT&T, Inc., 6.55%, 2/15/39	110,000	116
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	109
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	75
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	146
Telecom Italia Capital SA, 6.175%, 6/18/14	160,000	171

Total		725

Tobacco (0.2%)
Altria Group, Inc., 9.25%, 8/6/19	160,000	194

Total		194

Total Corporate Bonds (Cost: $34,474)		34,908

Governments (63.0%)
Governments (63.0%)
Farmer Mac Guaranteed Notes Trust, 5.125%, 4/19/17 144A	500,000	527
Federal Home Loan Banks, 4.875%, 5/17/17	755,000	816
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	2,000,000	2,140

Governments (63.0%)	Shares/ $ Par	Value $ (000’s)
Governments continued
Federal National Mortgage Association, 1.00%, 4/4/12	2,000,000	1,992
Federal National Mortgage Association, 3.00%, 9/16/14	2,000,000	2,037
Federal National Mortgage Association, 4.375%, 7/17/13	570,000	614
Federal National Mortgage Association, 5.625%, 7/15/37	600,000	628
Financing Corp. Stripped, 0.00%, 5/30/10	359,000	358
Israel Government AID Bond, 0.00%, 11/1/14	500,000	438
Private Export Funding Corp., 4.55%, 5/15/15	600,000	644
Tennessee Valley Authority, 4.50%, 4/1/18	450,000	464
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	482
Tennessee Valley Authority Generic Stripped, 0.00%, 11/1/12	251,000	238
US Treasury Inflation Index Bond, 1.375%, 7/15/18	401,900	402
US Treasury Inflation Index Bond, 1.375%, 1/15/20	901,737	884
US Treasury Inflation Index Bond, 1.625%, 1/15/15	3,233,867	3,378
US Treasury Inflation Index Bond, 1.625%, 1/15/18	827,368	846
US Treasury Inflation Index Bond, 1.75%, 1/15/28	3,873,116	3,666
US Treasury Inflation Index Bond, 1.875%, 7/15/13	737,294	780
US Treasury Inflation Index Bond, 1.875%, 7/15/15	389,862	413
US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,957,447	4,077
US Treasury Inflation Index Bond, 2.00%, 4/15/12	587,246	615
US Treasury Inflation Index Bond, 2.00%, 1/15/14	1,172,580	1,245
US Treasury Inflation Index Bond, 2.00%, 7/15/14	1,494,259	1,590

Inflation Protection Portfolio

	Governments (63.0%)	Shares/ $ Par	Value $(000's)

	Governments continued
	US Treasury Inflation Index Bond,
	2.00%, 1/15/16	2,647,203	2,809
	US Treasury Inflation Index Bond,
	2.00%, 1/15/26	4,257,357	4,235
	US Treasury Inflation Index Bond,
	2.125%, 1/15/19	756,863	797
	US Treasury Inflation Index Bond,
	2.125%, 2/15/40	541,307	537
	US Treasury Inflation Index Bond,
	2.375%, 4/15/11	4,502,768	4,648
	US Treasury Inflation Index Bond,
	2.375%, 1/15/17	2,256,177	2,436
(k)	US Treasury Inflation Index Bond,
	2.375%, 1/15/25	6,321,865	6,618
	US Treasury Inflation Index Bond,
	2.375%, 1/15/27	3,303,688	3,443
	US Treasury Inflation Index Bond,
	2.50%, 7/15/16	3,003,980	3,282
	US Treasury Inflation Index Bond,
	2.50%, 1/15/29	1,412,810	1,493
	US Treasury Inflation Index Bond,
	2.625%, 7/15/17	2,691,879	2,959
	US Treasury Inflation Index Bond,
	3.00%, 7/15/12	1,506,275	1,623
	US Treasury Inflation Index Bond,
	3.375%, 1/15/12	1,738,771	1,861
	US Treasury Inflation Index Bond,
	3.375%, 4/15/32	579,804	703
	US Treasury Inflation Index Bond,
	3.625%, 4/15/28	2,277,286	2,776
	US Treasury Inflation Index Bond,
	3.875%, 4/15/29	4,085,676	5,186

	Total Governments (Cost: $72,898)		74,680

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)
	The Dormitory Authority of the State of New York, Series 2009,
	5.628%, 3/15/39 RB	60,000	59

Municipal Bonds (0.1%)	Shares/ $ Par	Value $ (000's)

Municipal Bonds continued
State of California, Series 2009, 7.55%,
4/1/39 GO	60,000	62
Texas Transportation Commission State of Texas, Series 2009,
5.517%, 4/1/39 GO	60,000	60

Total Municipal Bonds (Cost: $175)		181

Structured Products (1.5%)

Structured Products (1.5%)
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2,
0.241%, 5/21/12	500,000	500
CNH Equipment Trust, Series 2007-C, Class A3A,
5.21%, 12/15/11	31,993	32
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1,
0.41%, 4/15/22 144A	468,581	401
GS Mortgage Securities Corp. II, Series 2005- GG4, Class A4A,
4.751%, 7/10/39	250,000	252
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A3,
3.85%, 5/15/27	226,456	231
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007- LLFA, Class A1,
0.53%, 6/15/22 144A	371,972	344

Total Structured Products (Cost: $1,830)		1,760

Short-Term Investments (5.6%)	Shares/ $ Par	Value $ (000's)

National Commercial Banks (4.8%)
BNP Paribas Finance, Inc., 0.079%, 4/1/10	5,700,000	5,700

Total		5,700

Other Holdings (0.8%)
JPMorgan Money Market Fund	893,321	893

Total		893

Total Short-Term Investments (Cost: $6,593)		6,593

Total Investments (99.6%) (Cost: $115,970)(a)		118,122

Other Assets, Less
Liabilities (0.4%)		439

Net Assets (100.0%)		118,561

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $1,825 representing 1.54% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $115,970 and the net unrealized appreciation of investments based on that cost was $2,152 which is comprised of $2,577 aggregate gross unrealized appreciation and $425 aggregate gross unrealized depreciation.

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on March 31, 2010.

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000's)	Unrealized (Depreciation) (000's)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	EUR	5,632	4/10	$310	$—	$310
Sell	GBP	5,470	4/10	550	—	550
Sell	JPY	176,507	4/10	85	—	85

				$945	$—	$945

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on March 31, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Bank of America, N.A.	U.S. Consumer Price Index - All	CPURNSA	Synthetic	5/10	2,500	$(97)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Bank of America, N.A.	U.S. Consumer Price Index - All	CPURNSA	Synthetic	5/13	2,500	(184)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Bank of America, N.A.	U.S. Consumer Price Index - All	CPURNSA	Synthetic	7/13	1,725	(154)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Bank of America, N.A.	U.S. Consumer Price Index - All	CPURNSA	Synthetic	4/18	2,000	(1)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Bank of America, N.A.	U.S. Consumer Price Index - All	CPURNSA	Synthetic	3/19	2,000	(4)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Bank of America, N.A.	U.S. Consumer Price Index - All	CPURNSA	Synthetic	2/20	2,800	(25)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Bank of America, N.A.	U.S. Consumer Price Index - All	CPURNSA	Synthetic	4/22	3,000	(9)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Bank of America, N.A.	U.S. Consumer Price Index - All	CPURNSA	Synthetic	2/30	2,700	(61)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity

Inflation Protection Portfolio

Barclays Bank PLC	U.S. Consumer Price Index - All	CPURNSA	Synthetic	7/10	3,000	$ (70)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Barclays Bank PLC	U.S. Consumer Price Index - All	CPURNSA	Synthetic	8/12	2,500	(113)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Barclays Bank PLC	U.S. Consumer Price Index - All	CPURNSA	Synthetic	6/14	1,000	(60)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Barclays Bank PLC	U.S. Consumer Price Index - All	CPURNSA	Synthetic	8/17	2,000	(99)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
Barclays Bank PLC	U.S. Consumer Price Index - All	CPURNSA	Synthetic	12/27	1,700	(49)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity
UBS AG	U.S. Consumer Price Index - All	CPURNSA	Synthetic	11/13	2,200	(37)
	Urban Consumers - Not	Index Total	Total Return
	Seasonally Adjusted	Return at	Calculation at
	(CPURNSA)	Maturity	Maturity

$ (963)

(k)	Securities with an aggregate value of $6,618 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2010.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio's perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios' assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$74,680	$-
Foreign Bonds	-	18,139	-
Municipal Bonds	-	181	-
Corporate Bonds	-	16,769	-
Structured Products	-	1,760	-
Short-Term Investments	-	6,593	-
Other Financial Instruments^	-	945	-
Liabilities:
Other Financial Instruments^	-	(963)	-
Total	$-	$118,104	$-

Inflation Protection Portfolio

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Common Stocks (0.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (0.2%)

*	Dex One Corp.	26,256	733

	Total		733

	Media (0.4%)

(p)*	Charter Communications, Inc. - Class A	37,604	1,297

	Total		1,297

	Total Common Stocks (Cost: $1,878)		2,030

	Preferred Stocks (0.1%)

	Finance Services (0.1%)

	General Motors Acceptance Corp., 7.00%, 12/31/11 144A	379	289

	Total Preferred Stocks (Cost: $95)		289

	Bonds (94.6%)

	Aerospace/Defense (1.2%)

	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,296
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	815,000	817

(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	1,443,268	1,086
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	860,000	617

	Total		3,816

	Autos/Vehicle Parts (4.2%)

	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	810,000	865
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	2,280,000	2,126
	ArvinMeritor, Inc., 10.625%, 3/15/18	500,000	517
	Ford Motor Co., 7.45%, 7/16/31	625,000	591

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	575,000	606
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,325,000	3,488
(d)	General Motors Corp., 7.20%, 1/15/11	380,000	140
(d)	General Motors Corp., 8.375%, 7/15/33	1,475,000	553
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	1,020,000	1,102
	Lear Corp., 8.125%, 3/15/20	740,000	752
	Navistar International Corp., 8.25%, 11/1/21	610,000	622
	Oshkosh Corp., 8.25%, 3/1/17 144A	125,000	129
	Oshkosh Corp., 8.50%, 3/1/20 144A	310,000	321
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	680,000	656
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	810,000	839

	Total		13,307

	Basic Materials (12.3%)

(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	905,000	279
	Arch Coal, Inc., 8.75%, 8/1/16 144A	745,000	788
	Berry Plastics Holding Corp., 8.25%, 11/15/15	680,000	689
	Berry Plastics Holding Corp., 8.875%, 9/15/14	625,000	610
	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/1/20 144A	620,000	620
	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17 144A	510,000	536
	BWAY Corp., 10.00%, 4/15/14 144A	545,000	586
	Cascades, Inc., 7.875%, 1/15/20 144A	810,000	814
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17 144A	410,000	418
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19 144A	405,000	415

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
CONSOL Energy, Inc., 8.00%, 4/1/17 144A	1,545,000	1,588
CONSOL Energy, Inc., 8.25%, 4/1/20 144A	775,000	796
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	2,370,000	2,731
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	594,000	618
Georgia-Pacific LLC, 8.25%, 5/1/16 144A	455,000	496
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	675,000	680
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	455,000	472
Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.875%, 2/1/18 144A	1,255,000	1,236
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	910,000	928
Huntsman International LLC, 5.50%, 6/30/16 144A	510,000	463
Huntsman International LLC, 7.375%, 1/1/15	755,000	749
Huntsman International LLC, 8.625%, 3/15/20 144A	310,000	312
Invista, 9.25%, 5/1/12 144A	875,000	886
JohnsonDiversey, Inc., 8.25%, 11/15/19 144A	720,000	745
LBI Escrow Corp., 8.00%, 11/1/17 144A	925,000	960
Murray Energy Corp., 10.25%, 10/15/15 144A	610,000	625
Nalco Co., 8.25%, 5/15/17 144A	815,000	866
NewPage Corp., 10.00%, 5/1/12	1,585,000	1,100
NewPage Corp., 11.375%, 12/31/14	2,445,000	2,433
Novelis, Inc., 7.25%, 2/15/15	2,098,000	2,025
Peabody Energy Corp., 7.875%, 11/1/26	1,095,000	1,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 144A	1,355,000	1,392

High Yield Bond Portfolio

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Severstal Columbus LLC, 10.25%, 2/15/18 144A	940,000	988
(d)	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	665,000	594
(d)	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	1,015,000	901
	Solutia, Inc., 7.875%, 3/15/20	435,000	440
	Steel Dynamics, Inc., 7.625%, 3/15/20 144A	370,000	379
	Teck Resources, Ltd., 9.75%, 5/15/14	1,115,000	1,321
	Teck Resources, Ltd., 10.25%, 5/15/16	340,000	405
	Teck Resources, Ltd., 10.75%, 5/15/19	1,020,000	1,250
	Terra Capital, Inc., 7.75%, 11/1/19	455,000	549
	Texas Industries, Inc., 7.25%, 7/15/13	470,000	462
	United States Steel Corp., 7.375%, 4/1/20	930,000	932
	Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	1,485,000	1,440

	Total		38,642

	Building Materials (0.6%)

	Cemex Finance LLC, 9.50%, 12/14/16 144A	1,385,000	1,433
	Headwaters, Inc., 11.375%, 11/1/14 144A	340,000	355

	Total		1,788

	Capital Goods (2.1%)

	Ashtead Capital, Inc., 9.00%, 8/15/16 144A	240,000	243
	Case New Holland, Inc., 7.125%, 3/1/14	885,000	896
	Da-Lite Screen Co., 9.50%, 5/15/11	675,000	690
	The Manitowoc Co., Inc., 9.50%, 2/15/18	415,000	433
	RSC Equipment Rental, Inc., 9.50%, 12/1/14	1,492,000	1,477
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	950,000	1,007
	Terex Corp., 8.00%, 11/15/17	735,000	715
	United Rentals North America, Inc., 10.875%, 6/15/16	905,000	984

	Total		6,445

	Consumer Products/Retailing (4.0%)

	Hanesbrands, Inc., 8.00%, 12/15/16	335,000	347

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,332
Limited Brands, Inc., 8.50%, 6/15/19	1,020,000	1,137
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	1,250,000	1,169
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	1,450,000	1,497
Revlon Consumer Products Corp., 9.75%, 11/15/15 144A	675,000	697
Rite Aid Corp., 7.50%, 3/1/17	642,000	596
Rite Aid Corp., 9.375%, 12/15/15	540,000	464
Rite Aid Corp., 10.25%, 10/15/19	270,000	288
Rite Aid Corp., 10.375%, 7/15/16	470,000	497
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,137
SUPERVALU, Inc., 8.00%, 5/1/16	910,000	921
Tops Markets LLC, 10.125%, 10/15/15 144A	815,000	848
Toys “R” US Property Co. I LLC, 10.75%, 7/15/17 144A	815,000	909
Toys “R” US Property Co. LLC, 8.50%, 12/1/17 144A	810,000	840

Total		12,679

Energy (12.2%)

Basic Energy Services, Inc., 7.125%, 4/15/16	400,000	348
Basic Energy Services, Inc., 11.625%, 8/1/14	340,000	374
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	809
Chesapeake Energy Corp., 6.625%, 1/15/16	1,405,000	1,377
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	750
Chesapeake Energy Corp., 9.50%, 2/15/15	680,000	740
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	1,035
Coffeyville Resources LLC, 9.00%, 4/1/15 144A	310,000	315
Coffeyville Resources LLC, 10.875%, 4/1/17 144A	310,000	308
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	406
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	968

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	743
Continental Resources, Inc., 7.375%, 10/1/20 144A	340,000	342
Crosstex Energy/Crosstex Energy Finance Corp., 8.875%, 2/15/18 144A	815,000	840
Denbury Resources, Inc., 8.25%, 2/15/20	750,000	795
El Paso Corp., 7.00%, 6/15/17	1,055,000	1,077
El Paso Corp., 7.25%, 6/1/18	1,175,000	1,213
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,076
El Paso Corp., 8.25%, 2/15/16	445,000	475
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	310,000	310
Forest Oil Corp., 7.25%, 6/15/19	1,100,000	1,106
Forest Oil Corp., 8.50%, 2/15/14	445,000	469
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	1,123
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	912
Key Energy Services, Inc., 8.375%, 12/1/14	1,100,000	1,112
Linn Energy LLC, 9.875%, 7/1/18	705,000	754
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	1,050,000	1,051
Mariner Energy, Inc., 8.00%, 5/15/17	445,000	437
Mariner Energy, Inc., 11.75%, 6/30/16	680,000	763
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	1,310,000	1,338
Newfield Exploration Co., 6.875%, 2/1/20	840,000	846
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	1,560,000	1,595
OPTI Canada, Inc., 7.875%, 12/15/14	620,000	580
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,546
Petrohawk Energy Corp., 7.875%, 6/1/15	470,000	479

High Yield Bond Portfolio

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Petrohawk Energy Corp., 10.50%, 8/1/14	360,000	397
Pioneer Natural Resources Co., 7.50%, 1/15/20	900,000	926
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	670
Plains Exploration & Production Co., 7.625%, 6/1/18	470,000	475
Plains Exploration & Production Co., 7.75%, 6/15/15	495,000	502
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	790
Range Resources Corp., 7.25%, 5/1/18	150,000	154
Range Resources Corp., 7.50%, 5/15/16	235,000	242
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	447
SandRidge Energy, Inc., 8.75%, 1/15/20 144A	945,000	921
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	910,000	935
SESI LLC, 6.875%, 6/1/14	1,145,000	1,122
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	375,000	381
Swift Energy Co., 8.875%, 1/15/20	900,000	936
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	972

Total		38,282

Financials (8.5%)

American General Finance Corp., 5.40%, 12/1/15	830,000	716
CIT Group Funding Co. of Delaware LLC., 10.25%, 5/1/16	830,000	859
CIT Group, Inc., 7.00%, 5/1/16	830,000	766
CIT Group, Inc., 7.00%, 5/1/17	1,450,000	1,338
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	764
E*TRADE Financial Corp., 0.00%, 8/31/19	1,525,000	2,434
E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,267
General Motors Acceptance Corp. LLC, 8.00%, 3/15/20 144A	2,070,000	2,122

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	2,354,000	2,245
General Motors Acceptance Corp. LLC, 8.30%, 2/12/15 144A	1,250,000	1,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 144A	1,610,000	1,552
International Lease Finance Corp., 5.25%, 1/10/13	830,000	791
International Lease Finance Corp., 5.875%, 5/1/13	405,000	389
International Lease Finance Corp., 6.375%, 3/25/13	830,000	811
International Lease Finance Corp., 8.625%, 9/15/15 144A	1,235,000	1,262
International Lease Finance Corp., 8.75%, 3/15/17 144A	2,535,000	2,593
JPMorgan Chase & Co., 7.90%, 4/30/49	1,120,000	1,194
NB Capital Trust IV, 8.25%, 4/15/27	1,240,000	1,252
SLM Corp., 8.00%, 3/25/20	965,000	940
SLM Corp., 8.45%, 6/15/18	1,360,000	1,375
Wells Fargo & Co., 7.98%, 3/28/49	560,000	585

Total		26,568

Foods (2.4%)

Bumble Bee Foods LLC, 7.75%, 12/15/15 144A	470,000	476
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	653
Constellation Brands, Inc., 8.375%, 12/15/14	455,000	492
Cott Beverages, Inc., 8.375%, 11/15/17 144A	905,000	934
Dole Food Co., 8.00%, 10/1/16 144A	675,000	692
Dole Food Co., 13.875%, 3/15/14	399,000	480
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	735,000	753
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	860,000	909
Smithfield Foods, Inc., 7.75%, 7/1/17	640,000	629

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Smithfield Foods, Inc., 10.00%, 7/15/14 144A	815,000	909
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	519

Total		7,446

Gaming/Leisure/Lodging (6.4%)

AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	956
AMC Entertainment, Inc., 11.00%, 2/1/16	678,000	728
Cinemark USA, Inc., 8.625%, 6/15/19	340,000	358
Corrections Corp. of America, 7.75%, 6/1/17	1,065,000	1,113
Felcor Lodging LP, 10.00%, 10/1/14	675,000	695
The Geo Group, Inc., 7.75%, 10/15/17 144A	620,000	632
Harrah’s Operating Co., 10.00%, 12/15/18	1,858,000	1,537
Harrah’s Operating Co., 11.25%, 6/1/17	2,375,000	2,559
The Hertz Corp., 8.875%, 1/1/14	840,000	863
Host Hotels & Resorts LP, 7.125%, 11/1/13	1,010,000	1,028
MGM MIRAGE, Inc., 6.75%, 9/1/12	900,000	851
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,800,000	1,499
MGM MIRAGE, Inc., 9.00%, 3/15/20 144A	745,000	767
MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	950,000	1,069
Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	310,000	307
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	1,095,000	829
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	375,000	346
Penn National Gaming, Inc., 8.75%, 8/15/19 144A	545,000	553
Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	340,000	332
Scientific Games International, Inc., 9.25%, 6/15/19 144A	340,000	361
Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	724

High Yield Bond Portfolio

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Universal City Development Partners, Ltd., 8.875%, 11/15/15 144A	545,000	549
	Universal City Development Partners, Ltd., 10.875%, 11/15/16 144A	270,000	282
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	975,000	973

	Total		19,911

	Health Care/Pharmaceuticals (8.1%)

	Accellent, Inc., 8.375%, 2/1/17 144A	755,000	766
	Accellent, Inc., 10.50%, 12/1/13	415,000	421
	Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	680,000	745
(c)	Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,606
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	850,000	905
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	2,160,000	2,236
	DaVita, Inc., 7.25%, 3/15/15	1,110,000	1,132
	Elan Corp. PLC, 8.75%, 10/15/16 144A	470,000	465
	HCA, Inc., 7.25%, 9/15/20 144A	415,000	421
	HCA, Inc., 7.875%, 2/15/20 144A	680,000	712
	HCA, Inc., 8.50%, 4/15/19 144A	680,000	731
	HCA, Inc., 9.125%, 11/15/14	782,000	826
	HCA, Inc., 9.25%, 11/15/16	2,524,000	2,683
(c)	HCA, Inc., 9.625%, 11/15/16	1,339,000	1,434
	HCA, Inc., 9.875%, 2/15/17 144A	135,000	147
	Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,057
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	470,000	479
	RadNet, Inc., 10.375%, 4/1/18 144A	1,235,000	1,219
	Select Medical Corp., 7.625%, 2/1/15	620,000	591
	Service Corp. International, 6.75%, 4/1/16	825,000	809

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Service Corp. International, 7.375%, 10/1/14	175,000	179
	Service Corp. International, 8.00%, 11/15/21	540,000	547
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 144A	1,020,000	1,025
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	1,360,000	1,472
	US Oncology, Inc., 9.125%, 8/15/17	815,000	852
	Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II Inc., 8.00%, 2/1/18 144A	835,000	812
	Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	1,095,000	1,119

	Total		25,391

	Media (9.7%)

	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,399	1,478
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	1,695,000	1,742
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 144A	1,080,000	1,127
	CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,827
	CSC Holdings, Inc., 8.50%, 4/15/14 144A	280,000	298
	CSC Holdings, Inc., 8.625%, 2/15/19 144A	445,000	487
(c)	Dex One Corp., 12.00%, 1/29/17	1,138,054	1,161
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,334
	DISH DBS Corp., 7.875%, 9/1/19	1,585,000	1,648
	Gannett Co., 8.75%, 11/15/14 144A	340,000	362
	Gannett Co., 9.375%, 11/15/17 144A	505,000	540
	Intelsat Corp., 9.25%, 8/15/14	755,000	774
	Intelsat Jackson Holdings, Ltd., 8.50%, 11/1/19 144A	1,020,000	1,071
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	1,365,000	1,478
	Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	135,000	139

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Lamar Media Corp., 6.625%, 8/15/15	1,275,000	1,235
	The McClatchy Co., 11.50%, 2/15/17 144A	625,000	638
	Media General, Inc., 11.75%, 2/15/17 144A	1,090,000	1,078
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	395,000	404
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19 144A	475,000	490
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	395,000	446
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	445,000	503
(e)	Nielsen Finance LLC/Nielsen Finance Co., 12.50%, 8/1/16	415,000	394
	QVC, Inc., 7.375%, 10/15/20 144A	410,000	412
	QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,561
	The Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	940,000	959
	Sirius XM Radio, Inc., 8.75%, 4/1/15 144A	620,000	618
	Sun Media Corp., 7.625%, 2/15/13	65,000	64
	Univision Communications, Inc., 12.00%, 7/1/14 144A	610,000	668
	UPC Germany GmbH, 8.125%, 12/1/17 144A	1,575,000	1,624
	Videotron Ltee, 6.875%, 1/15/14	838,000	851
	Videotron Ltee, 9.125%, 4/15/18	185,000	206
	Virgin Media Finance PLC, 9.50%, 8/15/16	1,200,000	1,311
	Virgin Media Finance PLC., 8.375%, 10/15/19	675,000	693
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	545,000	590

	Total		30,211

	Real Estate (0.6%)

	Developers Diversified Realty Corp., 7.50%, 4/1/17	825,000	834
	DuPont Fabros Technology LP, 8.50%, 12/15/17 144A	1,125,000	1,159

	Total		1,993

High Yield Bond Portfolio

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

	Services (0.6%)

	ARAMARK Corp., 8.50%, 2/1/15	1,320,000	1,350
	Avis Budget Car Rental LLC/Avia Budget Finance, Inc., 9.625%, 3/15/18 144A	435,000	454

	Total		1,804

	Technology (2.8%)

	First Data Corp., 9.875%, 9/24/15	2,115,000	1,824
(c)	First Data Corp., 10.55%, 9/24/15	1,240,000	1,048
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	921,697	885
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,250,000	1,345
	Iron Mountain, Inc., 8.00%, 6/15/20	1,440,000	1,476
	Iron Mountain, Inc., 8.375%, 8/15/21	565,000	588
	SunGard Data Systems, Inc., 10.625%, 5/15/15	800,000	872
	ViaSat, Inc., 8.875%, 9/15/16 144A	205,000	210
	West Corp., 11.00%, 10/15/16	415,000	440

	Total		8,688

	Telecommunications (11.3%)

	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,220,000	1,235
	Cincinnati Bell, Inc., 8.75%, 3/15/18	1,055,000	1,064
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	1,685,000	1,715
	Clearwire Corp., 12.00%, 12/1/15 144A	1,350,000	1,377
	Cricket Communications, Inc., 7.75%, 5/15/16	910,000	944
	Cricket Communications, Inc., 10.00%, 7/15/15	920,000	957
	Crown Castle International Corp., 7.125%, 11/1/19	1,020,000	1,033
	Crown Castle International Corp., 9.00%, 1/15/15	220,000	238
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	450,000	446
	Digicel Group, Ltd., 10.50%, 4/15/18 144A	435,000	451

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,289
Frontier Communications Corp., 8.125%, 10/1/18	1,015,000	1,015
Frontier Communications Corp., 9.00%, 8/15/31	1,320,000	1,287
GCI, Inc., 8.625%, 11/15/19 144A	1,130,000	1,151
Level 3 Financing, Inc., 10.00%, 2/1/18 144A	450,000	430
MetroPCS Wireless, Inc., 9.25%, 11/1/14	1,110,000	1,129
New Communications Holdings, Inc., 8.25%, 4/15/17 144A	620,000	631
New Communications Holdings, Inc., 8.50%, 4/15/20 144A	1,235,000	1,244
New Communications Holdings, Inc., 8.75%, 4/15/22 144A	1,235,000	1,235
Nextel Communications, Inc., 6.875%, 10/31/13	890,000	868
NII Capital Corp., 8.875%, 12/15/19 144A	540,000	559
PAETEC Holding Corp., 8.875%, 6/30/17 144A	450,000	462
Qwest Communications International, Inc., 7.125%, 4/1/18 144A	965,000	996
Qwest Communications International, Inc., 8.00%, 10/1/15 144A	1,015,000	1,081
SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	680,000	716
SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	475,000	506
Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,496
Sprint Capital Corp., 8.375%, 3/15/12	785,000	816
Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,412
Sprint Nextel Corp., 8.375%, 8/15/17	1,755,000	1,764
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,160,000	1,282
Wind Acquisition Holding Finance SpA, 12.25%, 7/15/17 144A	1,010,000	1,000
Windstream Corp., 7.00%, 3/15/19	680,000	634

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Windstream Corp., 7.875%, 11/1/17	1,585,000	1,561
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,248

Total		35,272

Transportation (1.6%)

Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,150,000	1,159
Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	480,000	492
Martin Midstream Partners & Finance, 8.875%, 4/1/18 144A	310,000	313
Stena AB, 7.50%, 11/1/13	2,675,000	2,742
Teekay Corp., 8.50%, 1/15/20	250,000	261

Total		4,967

Utilities (6.0%)

The AES Corp., 7.75%, 10/15/15	1,495,000	1,521
The AES Corp., 8.00%, 10/15/17	1,240,000	1,258
The AES Corp., 8.00%, 6/1/20	1,170,000	1,166
Dynegy Holdings, Inc., 7.50%, 6/1/15	615,000	510
Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	615
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,216
Edison Mission Energy, 7.00%, 5/15/17	1,155,000	806
Edison Mission Energy, 7.20%, 5/15/19	1,846,000	1,274
Edison Mission Energy, 7.50%, 6/15/13	1,050,000	911
Elwood Energy LLC, 8.159%, 7/5/26	931,182	881
Energy Future Holdings Corp., 10.00%, 1/15/20 144A	255,000	266
Energy Future Holdings Corp., 10.875%, 11/1/17	2,215,000	1,645
Mirant Americas Generation LLC, 8.50%, 10/1/21	1,630,000	1,532
NRG Energy, Inc., 7.375%, 2/1/16	665,000	660
NRG Energy, Inc., 7.375%, 1/15/17	816,000	808
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	853

High Yield Bond Portfolio

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
RRI Energy, Inc., 7.625%, 6/15/14	905,000	846
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	2,900,000	2,016

Total		18,784

Total Bonds
(Cost: $280,581)		295,994

Short-Term Investments (4.9%)

Autos (1.6%)

Toyota Motor Credit Corp., 0.22%, 4/29/10	5,000,000	4,999

Total		4,999

Energy (1.3%)

Sempra Global, 0.27%, 4/9/10	4,000,000	4,000

Total		4,000

Finance Services (0.6%)

Alpine Securitization, 0.18%, 4/20/10	2,000,000	2,000

Total		2,000

Food Processors (1.4%)

Kellogg Co., 0.20%, 4/1/10	4,200,000	4,200

Total		4,200

Total Short-Term Investments (Cost: $15,199)		15,199

Total Investments (100.2%) (Cost: $297,753)(a)		313,512

Other Assets, Less
Liabilities (-0.2%)		(691)

Net Assets (100.0%)		312,821

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $104,080 representing 33.29% of the net assets.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $297,753 and the net unrealized appreciation of investments based on that cost was $15,759 which is comprised of $21,408 aggregate gross unrealized appreciation and $5,649 aggregate gross unrealized depreciation.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

High Yield Bond Portfolio

(p)	Restricted securities (excluding 144A issues) on March 31, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

Charter Communications, Inc. - Class A (30,467 restricted shares)	11/30/09	$762	$1,051	0.34%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level	1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level	2 - fair value is determined by other significant observable inputs

Level	3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)

Assets:

Domestic Common Stocks	$2,030	$-	$-

Preferred Stocks	289	-	-

Corporate Bonds	-	295,994	-

Short-Term Investments	-	15,199	-

Other Financial Instruments^	-	-	-

Total	$2,319	$311,193	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2010, this Portfolio did not hold any derivative instruments.

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Convertible Corporate Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

	Banking (0.1%)

	National City Corp., 4.00%, 2/1/11	100,000	102

	Total Convertible Corporate Bonds (Cost: $102)		102

	Corporate Bonds (77.1%)

	Aerospace/Defense (0.3%)

(k)	American Airlines Pass- Through Trust 2009-1A, 10.375%, 7/2/19	99,311	114
	Northwest Airlines, Inc., 7.626%, 4/1/10	22,703	23
	United Air Lines Pass- Through Certificates, 7.73%, 7/1/10	1,747	2
	United Airlines, Inc., 9.75%, 1/15/17	400,000	421

	Total		560

	Banking (15.4%)

	Banco do Brasil SA, 4.50%, 1/22/15 144A	100,000	102
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	203
	Bank of America Corp., 5.65%, 5/1/18	1,500,000	1,518
(k)	Bank of America Corp., 5.75%, 12/1/17	700,000	718
	Bank of America Corp., 7.375%, 5/15/14	1,000,000	1,125
	Barclays Bank PLC, 5.20%, 7/10/14	1,300,000	1,388
	Barclays Bank PLC, 5.45%, 9/12/12	250,000	269
	Barclays Bank PLC, 5.926%, 9/15/49 144A	200,000	176
(k)	Barclays Bank PLC, 10.179%, 6/12/21 144A	560,000	731
	The Bear Stearns LLC, 6.40%, 10/2/17	425,000	470
	The Bear Stearns LLC, 7.25%, 2/1/18	200,000	231
	Citigroup Capital XXI, 8.30%, 12/21/57	1,200,000	1,215
(b)	Citigroup, Inc., 6.125%, 5/15/18	2,750,000	2,810
	Credit Suisse/New York NY, 5.00%, 5/15/13	300,000	322
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	212

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	449
(k)	HSBC Holdings PLC, 6.50%, 5/2/36	760,000	783
(k)	JPMorgan Chase & Co., 4.65%, 6/1/14	700,000	740
	JPMorgan Chase Bank NA, 0.587%, 6/13/16	1,500,000	1,408
(b)	LBG Capital No.1 PLC, 8.50%, 12/17/49	660,000	571
(d)	Lehman Brothers Holdings, Inc., 0.00%, 5/25/10	200,000	46
(d)	Lehman Brothers Holdings, Inc., 0.00%, 5/25/10	200,000	46
(d)	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300,000	70
(d)	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100,000	23
	Merrill Lynch & Co., 6.875%, 4/25/18	800,000	862
	Morgan Stanley, 4.20%, 11/20/14	200,000	200
	Morgan Stanley, 5.75%, 8/31/12	100,000	107
	Morgan Stanley, 5.95%, 12/28/17	200,000	205
	Morgan Stanley, 6.00%, 4/28/15	500,000	536
	Rabobank Nederland NV, 11.00%, 6/30/19 144A	200,000	257
	Regions Financial Corp., 0.455%, 6/26/12	1,300,000	1,188
	The Royal Bank of Scotland Group PLC, 4.875%, 3/16/15	1,300,000	1,300
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	543
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 5/29/18	100,000	112
	Societe Financement de l’Economie Francaise, 3.375%, 5/5/14 144A	300,000	311
	TransCapitalInvest, Ltd., 7.70%, 8/7/13	200,000	222
	UBS AG/Stamford Branch, 5.75%, 4/25/18	1,800,000	1,844
	UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	104

Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wachovia Bank NA, 0.629%, 11/3/14	500,000	472
Wachovia Corp., 5.50%, 5/1/13	100,000	108
Wells Fargo & Co., 4.375%, 1/31/13	400,000	422
Wells Fargo & Co., 5.25%, 10/23/12	410,000	442
Wells Fargo Capital XIII, 7.70%, 12/26/49	600,000	619

Total		25,480

Basic Materials (2.9%)

Berry Plastics Corp., 8.875%, 9/15/14 144A	300,000	294
Berry Plastics Holding Corp., 8.25%, 11/15/15	400,000	405
Berry Plastics Holding Corp., 8.875%, 9/15/14	100,000	98
CONSOL Energy, Inc., 8.00%, 4/1/17 144A	1,500,000	1,541
CONSOL Energy, Inc., 8.25%, 4/1/20 144A	500,000	514
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	416
Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.875%, 2/1/18 144A	100,000	99
Noble Group, Ltd., 6.75%, 1/29/20 144A	400,000	413
Steel Dynamics, Inc., 7.375%, 11/1/12	900,000	936

Total		4,716

Beverage/Bottling (0.9%)

Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	1,500,000	1,543

Total		1,543

Builders / Building Materials (0.8%)

Cemex Finance LLC, 9.50%, 12/14/16 144A	1,200,000	1,242
Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	159

Total		1,401

Electric Utilities (0.3%)

Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	200,000	218
Duke Energy Corp., 6.30%, 2/1/14	100,000	111
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	108

Multi-Sector Bond Portfolio

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Electric Utilities continued
	Nevada Power Co., 6.75%, 7/1/37	50,000	54
	Sierra Pacific Power Co., 6.75%, 7/1/37	75,000	81

	Total		572

	Energy (0.3%)

	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	100
	Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	100,000	107
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	106
	Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	108
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	109

	Total		530

	Gaming/Lodging/Leisure (1.9%)

	MGM MIRAGE, 13.00%, 11/15/13	1,000,000	1,165
	Royal Caribbean Cruises, Ltd., 8.75%, 2/2/11	1,000,000	1,040
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	495,000	494
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 11/1/17 144A	400,000	407

	Total		3,106

	Gas Pipelines (2.9%)

	El Paso Corp., 7.00%, 6/15/17	325,000	332
	El Paso Corp., 7.875%, 6/15/12	100,000	106
	El Paso Corp., 8.25%, 2/15/16	100,000	107
	El Paso Corp., 12.00%, 12/12/13	800,000	936
	Enterprise Products Operating LLC, 7.625%, 2/15/12	100,000	110
	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	200,000	212
(b)	Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	500,000	509
	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,300,000	1,346
	NGPL Pipeco LLC, 6.514%, 12/15/12 144A	1,000,000	1,097
(n)	Selectica, Inc., 8.75%, 11/15/15	500,000	0

	Total		4,755

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals (4.3%)

	Amgen, Inc., 5.70%, 2/1/19	1,000,000	1,096
	Biomet, Inc., 10.00%, 10/15/17	548,000	604
(c)	Biomet, Inc., 10.375%, 10/15/17	300,000	330
	Boston Scientific Corp., 6.00%, 1/15/20	1,400,000	1,322
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	625,000	647
	Davita, Inc., 6.625%, 3/15/13	1,100,000	1,107
	HCA, Inc., 7.875%, 2/15/20 144A	300,000	314
	HCA, Inc., 8.50%, 4/15/19 144A	400,000	430
	HCA, Inc., 9.25%, 11/15/16	660,000	702
(c)	HCA, Inc., 9.625%, 11/15/16	100,000	107
	HCA, Inc., 9.875%, 2/15/17 144A	200,000	218
	Roche Holdings, Inc., 2.252%, 2/25/11 144A	200,000	204

	Total		7,081

	Independent Finance (5.0%)

	CEDC Finance Corp. International, Inc., 9.125%, 12/1/16 144A	100,000	105
	Fibria Overseas Finance, Ltd., 9.25%, 10/30/19 144A	200,000	228
	Ford Motor Credit Co. LLC, 3.001%, 1/13/12	200,000	194
	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	200,000	207
	Ford Motor Credit Co. LLC, 7.375%, 2/1/11	100,000	103
	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	207
(k)	Ford Motor Credit Co. LLC, 7.80%, 6/1/12	700,000	726
	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	500,000	542
	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	100,000	106
	General Motors Acceptance Corp., 6.875%, 8/28/12	100,000	101
	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	20,000	20
	General Motors Acceptance Corp. LLC, 6.625%, 5/15/12	200,000	201
	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	200,000	203

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Independent Finance continued
	General Motors Acceptance Corp. LLC, 7.00%, 2/1/12	700,000	711
	General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	400,000	407
	General Motors Acceptance Corp. LLC, 8.30%, 2/12/15 144A	300,000	315
	International Lease Finance Corp., 4.95%, 2/1/11	200,000	200
	International Lease Finance Corp., 5.40%, 2/15/12	700,000	689
	Shell International Finance BV, 4.375%, 3/25/20	1,100,000	1,091
	Telefonica Emisiones SAU, 0.58%, 2/4/13	300,000	293
	Temasek Financial I, Ltd., 5.375%, 11/23/39 144A	250,000	241
	TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	417
	TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	217
	TNK-BP Finance SA, 7.50%, 3/13/13	600,000	650
	TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	110

	Total		8,284

	Life Insurance (0.2%)

	Metropolitan Life Global Funding I, 0.507%, 3/15/12 144A	300,000	296

	Total		296

	Media (2.2%)

	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	1,025,000	1,089
	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.375%, 4/30/14 144A	125,000	128
	CSC Holdings LLC, 7.625%, 7/15/18	100,000	104
	CSC Holdings, Inc., 7.625%, 4/1/11	150,000	157
	CSC Holdings, Inc., 7.875%, 2/15/18	400,000	420
	CSC Holdings, Inc., 8.625%, 2/15/19 144A	200,000	219
(c)	Dex One Corp., 12.00%, 1/29/17	57,138	58
	DISH DBS Corp., 7.125%, 2/1/16	325,000	331

Multi-Sector Bond Portfolio

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	EchoStar DBS Corp., 7.00%, 10/1/13	900,000	936
	Quebecor Media, Inc., 7.75%, 3/15/16	125,000	127

	Total		3,569

	Metals/Mining (2.2%)

	BHP Billiton Finance (USA), Ltd., 5.50%, 4/1/14	100,000	110
(k)	CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	731
	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	400,000	436
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	300,000	334
	Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	211
	Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	633
	Steel Dynamics, Inc., 7.625%, 3/15/20 144A	300,000	307
	Teck Resources, Ltd., 10.25%, 5/15/16	800,000	952

	Total		3,714

	Natural Gas Distributors (0.2%)

	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	150,000	152
	Florida Gas Transmission Co. LLC, 7.90%, 5/15/19 144A	100,000	119

	Total		271

	Oil and Gas (9.1%)

	Cenovus Energy, Inc., 4.50%, 9/15/14 144A	600,000	626
	Diamond Offshore Drilling, Inc., 5.875%, 5/1/19	200,000	217
	Ecopetrol SA, 7.625%, 7/23/19	420,000	466
	EnCana Corp., 6.50%, 5/15/19	100,000	112
	Gaz Capital SA, 7.288%, 8/16/37	700,000	696
	Gazprom OAO, 5.625%, 7/22/13	82,779	85
(b)	Gazprom OAO, 8.625%, 4/28/34	2,100,000	2,436
	Gazprom OAO, 9.625%, 3/1/13	250,000	285
	Marathon Oil Corp., 6.00%, 10/1/17	1,000,000	1,073
	Newfield Exploration Co., 6.875%, 2/1/20	100,000	101

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,482
(b)	Petrobras International Finance Co., 5.875%, 3/1/18	2,000,000	2,089
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	269
	Petroleos Mexicanos, 4.875%, 3/15/15 144A	1,490,000	1,530
	Petroleos Mexicanos, 8.00%, 5/3/19	800,000	938
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	500,000	512
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	985
	SandRidge Energy, Inc., 8.625%, 4/1/15	450,000	438
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	142,909	152
	TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	212
	Valero Energy Corp., 6.125%, 6/15/17	205,000	213
	Valero Energy Corp., 6.875%, 4/15/12	50,000	54
	XTO Energy, Inc., 7.50%, 4/15/12	100,000	112

	Total		15,083

	Other Finance (2.2%)

	American Express Bank FSB, 0.31%, 7/13/10	250,000	250
	American Express Credit Corp., 0.399%, 10/4/10	1,000,000	1,000
	SLM Corp., 0.409%, 7/26/10	100,000	99
	SLM Corp., 0.457%, 3/15/11	200,000	195
	SLM Corp., 0.479%, 10/25/11	2,100,000	1,997
	Teco Finance, Inc., 6.75%, 5/1/15	100,000	111

	Total		3,652

	Other Services (0.2%)

	Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	208
	Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	108

	Total		316

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Other Transportation (0.1%)

	Oshkosh Corp., 8.50%, 3/1/20 144A	100,000	104

	Total		104

	Paper and Forest Products (1.5%)

(k)	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	800,000	859
	Weyerhaeuser Co., 6.75%, 3/15/12	1,500,000	1,600

	Total		2,459

	Property and Casualty Insurance (1.6%)

	American International Group, Inc., 0.361%, 10/18/11	200,000	191
	American International Group, Inc., 5.05%, 10/1/15	300,000	279
	American International Group, Inc., 5.60%, 10/18/16	100,000	93
(b)	American International Group, Inc., 5.85%, 1/16/18	2,200,000	2,044
	American International Group, Inc., 8.25%, 8/15/18	100,000	105

	Total		2,712

	Real Estate Investment Trusts (0.1%)

	Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	154

	Total		154

	Retail Food and Drug (0.2%)

	American Stores Co., 7.10%, 3/20/28	100,000	80
	New Albertson’s, Inc., 7.45%, 8/1/29	125,000	106
	Tesco PLC, 5.50%, 11/15/17 144A	150,000	161

	Total		347

	Services (0.1%)

	ARAMARK Corp., 3.749%, 2/1/15	250,000	233

	Total		233

	Technology (0.2%)

	First Data Corp., 9.875%, 9/24/15	175,000	151
	SunGard Data Systems, Inc., 9.125%, 8/15/13	150,000	154

	Total		305

	Telecommunications (4.6%)

(k)	America Movil SAB de CV, 5.00%, 3/30/20 144A	800,000	789

Multi-Sector Bond Portfolio

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	AT&T, Inc., 6.70%, 11/15/13	1,000,000	1,141
	France Telecom SA, 7.75%, 3/1/11	300,000	319
	Frontier Communications Corp., 7.125%, 3/15/19	125,000	119
(d)	Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	3
	Intelsat Subsidiary Holding Co. SA, 8.50%, 1/15/13	1,100,000	1,116
	Nextel Communications, Inc., 6.875%, 10/31/13	600,000	585
	Qwest Communications International, Inc., 7.50%, 2/15/14	150,000	153
	Qwest Corp., 7.25%, 9/15/25	500,000	505
	Qwest Corp., 7.625%, 6/15/15	100,000	109
	Qwest Corp., 8.875%, 3/15/12	75,000	82
	Sprint Capital Corp., 8.375%, 3/15/12	600,000	624
	Sprint Nextel Corp., 0.688%, 6/28/10	100,000	100
	Sprint Nextel Corp., 6.00%, 12/1/16	450,000	406
	Sprint Nextel Corp., 8.375%, 8/15/17	100,000	100
	Valor Telecommunications Enterprises Finance Corp., 7.75%, 2/15/15	100,000	102
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	300,000	331
	Windstream Corp., 7.875%, 11/1/17	100,000	98
	Windstream Corp., 8.125%, 8/1/13	600,000	629
	Windstream Corp., 8.625%, 8/1/16	300,000	307

	Total		7,618

	Tobacco (0.7%)

	Altria Group, Inc., 9.25%, 8/6/19	900,000	1,094
	Reynolds American, Inc., 6.75%, 6/15/17	50,000	53

	Total		1,147

	Transportation (0.1%)

	DP World, Ltd., 6.85%, 7/2/37	200,000	168

	Total		168

	Utilities (0.9%)

	The AES Corp., 7.75%, 3/1/14	700,000	716

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	The AES Corp., 8.00%, 10/15/17	100,000	101
	The AES Corp., 8.00%, 6/1/20	300,000	299
	Nalco Co., 8.875%, 11/15/13	20,000	20
	NRG Energy, Inc., 7.375%, 1/15/17	430,000	426

	Total		1,562

	Vehicle Parts (0.1%)

	ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	63
	ArvinMeritor, Inc., 8.75%, 3/1/12	22,000	24
	Tenneco, 8.625%, 11/15/14	100,000	101

	Total		188

	Yankee Sovereign (15.6%)

	Brazilian Government International Bond, 5.875%, 1/15/19	900,000	967
(k)	Brazilian Government International Bond, 6.00%, 1/17/17	400,000	435
	Brazilian Government International Bond, 8.25%, 1/20/34	200,000	255
	Brazilian Government International Bond, 8.875%, 10/14/19	900,000	1,159
	Brazilian Government International Bond, 8.875%, 4/15/24	500,000	660
	Brazilian Government International Bond, 11.00%, 8/17/40	1,200,000	1,606
	Colombia Government International Bond, 7.375%, 1/27/17	1,500,000	1,725
	Indonesia Government International Bond, 6.75%, 3/10/14	500,000	552
	Indonesia Government International Bond, 6.875%, 3/9/17	900,000	1,004
	Indonesia Government International Bond, 6.875%, 1/17/18	100,000	111
	Indonesia Government International Bond, 11.625%, 3/4/19 144A	900,000	1,294
	Mexico Government International Bond, 5.625%, 1/15/17	200,000	214
	Mexico Government International Bond, 6.75%, 9/27/34	200,000	220
	Mexico Government International Bond, 8.125%, 12/30/19	200,000	249

	Corporate Bonds (77.1%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign continued
	Mexico Government International Bond, 8.30%, 8/15/31	300,000	385
	Panama Government International Bond, 7.25%, 3/15/15	1,100,000	1,257
	Peruvian Government International Bond, 7.35%, 7/21/25	800,000	928
	Philippine Government International Bond, 6.375%, 10/23/34	300,000	294
	Philippine Government International Bond, 6.50%, 1/20/20	300,000	323
	Philippine Government International Bond, 7.75%, 1/14/31	1,300,000	1,489
	Philippine Government International Bond, 8.375%, 6/17/19	300,000	366
	Poland Government International Bond, 6.375%, 7/15/19	390,000	427
	Qatar Government International Bond, 4.00%, 1/20/15 144A	100,000	102
	Qatar Government International Bond, 5.25%, 1/20/20 144A	200,000	208
(k)	Republic of Indonesia, 5.875%, 3/13/20 144A	800,000	830
(b)	Russian Government International Bond, 7.50%, 3/31/30	4,700,000	5,417
	South Africa Government International Bond, 6.875%, 5/27/19	1,100,000	1,228
	Turkey Government International Bond, 6.75%, 5/30/40	500,000	491
	United Mexican States, 5.95%, 3/19/19	1,500,000	1,620

	Total		25,816

	Total Corporate Bonds (Cost: $122,464)		127,742

	Foreign Bonds (6.6%)

	Governments (5.2%)

	Banque Centrale de Tunisie, 6.25%, 2/20/13	300,000	437
	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17	2,200,000	1,142
(b)	Canadian Government Bond, 2.50%, 6/1/15	4,300,000	4,151

Multi-Sector Bond Portfolio

	Foreign Bonds (6.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(b)	Uruguay Government International Bond, 6.875%, 1/19/16	2,000,000	2,863

	Total		8,593

	Independent Finance (0.8%)

	General Electric Capital Corp., 4.625%, 9/15/66	980,000	1,065
	LBG Capital No.1 PLC, 7.869%, 8/25/20	100,000	133
	Punch Taverns Finance PLC, 6.468%, 4/15/33	200,000	217

	Total		1,415

	Property and Casualty Insurance (0.2%)

	American International Group, Inc., 0.82%, 4/26/11	100,000	131
	American International Group, Inc., 8.625%, 5/22/38	100,000	124

	Total		255

	Structured Products (0.4%)

(n)	EMF-NL BV, 1.48%, 4/17/41	300,000	312
(n)	EMF-NL BV, 1.58%, 10/17/39	54,416	70
	Eurosail-NL BV, 1.43%, 10/17/40	297,167	347

	Total		729

	Total Foreign Bonds (Cost: $11,312)		10,992

	Municipal Bonds (1.5%)

	Municipal Bonds (1.5%)

	Buckeye Tobacco Settlement Financing Authority, Series 2007- A2, 5.875%, 6/1/30 RB	100,000	84
	Buckeye Tobacco Settlement Financing Authority, Series 2007- A2, 5.875%, 6/1/47 RB	100,000	73
	California State Build America Bonds, 7.30%, 10/1/39 GO	200,000	201
	The California State University, 6.484%, 11/1/41 RB	300,000	296
	Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE FGIC	100,000	58

Municipal Bonds (1.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	64
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	70
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	309
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, AGM	100,000	101
New York City Municipal Water Finance Authority, 6.011%, 6/15/42 RB	300,000	303
New York Metropolitan Transportation Authority, 6.089%, 11/15/40 RB	500,000	494
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	210
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	126
Tobacco Securitization Authority of Southern California, Series A1, 5.00%, 6/1/37 RB	100,000	70

Total Municipal Bonds (Cost: $2,601)		2,459

Structured Products (11.0%)

Structured Products (11.0%)

American Home Mortgage Assets, Series 2006-4, Class 1A12, 0.456%, 10/25/46	64,881	33
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45	20,297	16
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 6/10/49	100,000	90
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.744%, 2/10/51	100,000	97
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.32%, 11/20/35	605,994	399

	Structured Products (11.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Bank of America Credit Card Trust, Series 2007- A12, Class A12, 0.43%, 1/15/13	1,000,000	1,000
	Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 5.646%, 11/25/36	689,835	447
	Bear Stearns ARM Trust, Series 2005-10, Class A1, 4.223%, 10/25/35	147,762	145
	Bear Stearns Asset Backed Securities I Trust, Series 2004-B01, Class 1A3, 0.796%, 9/25/34	1,000,000	870
	Bear Stearns Commercial Mortgage Securities Trust, Series 2006- BBA7, Class A2, 0.39%, 3/15/19 144A	500,000	429
	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A, 5.15%, 10/12/42	300,000	310
	Bear Sterns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.394%, 5/25/47	76,436	53
	CDC Commercial Mortgage Trust, Series 2002-FX1, Class D, 6.005%, 5/15/35	300,000	315
	CHL Mortgage Pass- Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	1,364,331	1,135
	Citigroup Mortgage Loan Trust, Inc., Series 2007- 10, Class 22AA, 5.944%, 9/25/37	77,984	53
(k)	Commercial Mortgage Pass-Through Certificates, Series 2001- JF1A, Class A2F, 0.73%, 2/16/34 144A	741,927	720
	Countrywide Alternative Loan Trust, Series 2006- 0A17, Class 1A1A, 0.435%, 12/20/46	107,301	55
	Countrywide Alternative Loan Trust, Series 2006- 0A9, Class 2A1A, 0.45%, 7/20/46	47,945	19
	Countrywide Alternative Loan Trust, Series 2005- 59, Class 1A1, 0.559%, 11/20/35	24,808	13
	Countrywide Alternative Loan Trust, Series 2005- 62, Class 2A1, 1.463%, 12/25/35	27,151	15

Multi-Sector Bond Portfolio

Structured Products (11.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2005- 79CB, Class A3, 5.50%, 1/25/36	1,000,000	674
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 0.516%, 10/25/35	24,449	24
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.46%, 2/15/19	535,058	537
Federal National Mortgage Association, Series 2007-114, Class A6, 0.447%, 10/27/37	300,000	298
Federal National Mortgage Association, Series 2003-W6, Class F, 0.596%, 9/25/42	87,106	85
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	143,001	142
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,015
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.077%, 1/25/36	14,938	12
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	650,938	542
Indymac Indx Mortgage Loan Trust, Series 2005- AR12, Class 2A1A, 0.486%, 7/25/35	7,327	4
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.18%, 12/15/44	200,000	207
J.P. Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.779%, 7/25/35	179,740	164
J.P. Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.876%, 6/25/37	564,680	484
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.729%, 3/26/37 144A	866,324	689
Lehman XS Trust, Series 2006-8, Class 3A1A, 0.366%, 6/25/36	258,925	232

	Structured Products (11.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Long Beach Mortgage Loan Trust, Series 2006- 11, Class 2A1, 0.306%, 12/25/36	4,470	4
(k)	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.199%, 4/25/38	761,953	760
	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,200,000	1,207
	Nelnet Student Loan Trust, Series 2006-1, Class A2, 0.262%, 2/23/16	79,311	79
	Residential Accredit Loans, Inc., Series 2005- QA3, Class NB2, 3.349%, 3/25/35	731,878	512
	SLM Student Loan Trust, Series 2008-9, Class A, 1.749%, 4/25/23	906,626	938
	Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.366%, 10/25/36 144A	51,442	47
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.359%, 6/25/37	356,177	347
	WaMu Mortgage Pass- Through Certificates, Series 2007-0A1, Class A1A, 1.171%, 2/25/47	50,052	27
	WaMu Mortgage Pass- Through Certificates, Series 2006-AR2, Class 1A1, 5.272%, 3/25/37	1,152,523	946
	WaMu Mortgage Pass- Through Certificates, Series 2007-HY1, Class 4A1, 5.396%, 2/25/37	54,431	38
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A5, 4.965%, 3/25/36	1,049,514	870
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 5.497%, 7/25/36	16,456	13
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 5.504%, 4/25/36	532,429	419
(k)	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 5.523%, 7/25/36	976,215	787

	Total Structured Products (Cost: $18,236)		18,317

	Short-Term Investments (0.3%)	Shares/ $ Par	Value $ (000’s)

	Governments (0.3%)
(b)	US Treasury Bill, 0.00%, 8/26/10	438,000	437

	Total Short-Term Investments (Cost: $438)		437

	Total Investments (96.6%) (Cost: $155,153)(a)		160,049

	Other Assets, Less
	Liabilities (3.4%)		5,678

	Net Assets (100.0%)		165,727

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $24,806 representing 14.97% of the net assets.

GO — General Obligation

RB — Revenue Bond

AGM — Assured Guaranty Municipal Corp.

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $155,153 and the net unrealized appreciation of investments based on that cost was $4,896 which is comprised of $7,133 aggregate gross unrealized appreciation and $2,237 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2010, $44,802)	183	12/10	$567
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2010, $21,420)	87	6/11	(8)
Euro Bund Future (Long) (Total Notional Value at March 31, 2010, $22,348)	134	6/10	34

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(h)	Forward foreign currency contracts outstanding on March 31, 2010.

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BRL	581	6/10	$1	$—	$1
Sell	BRL	2,505	6/10	10	—	10
Sell	CAD	4,279	4/10	—	(63)	(63)
Buy	CNY	15,322	6/10	—	(13)	(13)
Buy	CNY	17,996	1/11	—	(58)	(58)
Sell	CNY	6,148	6/10	9	—	9
Buy	EUR	100	4/10	—	(3)	(3)
Sell	EUR	5,554	4/10	68	—	68
Sell	GBP	1,896	6/10	—	(23)	(23)
Buy	KRW	283,472	7/10	10	—	10
Buy	KRW	446,342	8/10	13	—	13
Buy	KRW	3,076,994	11/10	19	—	19
Buy	MXN	9,341	4/10	18	—	18
Buy	MXN	27,174	9/10	36	—	36
Sell	MXN	9,251	4/10	—	(16)	(16)
Buy	PHP	12,577	8/10	4	—	4
Buy	PLN	5,401	8/10	—	(10)	(10)
Buy	SGD	1,600	4/10	—	(6)	(6)
Buy	SGD	1,600	9/10	3	—	3
Sell	SGD	1,600	4/10	—	(3)	(3)
Buy	ZAR	1,377	7/10	10	—	10

				$201	$(195)	$6

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

KRW — South Korean Won

MXN — Mexican New Peso

PHP — Philippines Peso

PLN — Poland Zloty

SGD — Singapore Dollar

ZAR — South African Rand

Multi-Sector Bond Portfolio

(i)	Written options outstanding on March 31, 2010.

Options on exchange traded future contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT US Ten Year Treasury Note	$119.000	4/10	39	$(2)
Put — CBOT US Ten Year Treasury Note	$114.000	4/10	39	(5)

(Premiums Received $27)				$(7)

CBOT — Chicago Board of Trade

Options on over-the-counter swaps

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call— OTC 7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.75%	4/10	1,100	$	— (m)
Call— OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	3.25%	4/10	1,000		— (m)
Put— OTC 7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	4.00%	4/10	1,100		— (m)
Put— OTC 7-Year Interest Rate Swap	Barclays Bank PLC.	3-Month USD LIBOR	Receive	4.25%	4/10	1,000		— (m)

(Premiums Received $35)							$	— (m)

OTC — Over-the-Counter

(j)	Swap agreements outstanding on March 31, 2010.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	28 Day Mexico Interbank TIIE Banxico	Pay	7.34%	1/15	MXN	9,600	$8
Barclays Bank PLC	Australian Bank Bill Short Term Rates 6M	Pay	6.00%	12/20	AUD	2,300	(17)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	11.88%	1/13	BRL	700	— (m)
Goldman Sachs	Brazil Cetip Interbank Deposit	Pay	11.36%	1/12	BRL	18,000	4
HSBC Bank PLC	28 Day Mexico Interbank TIIE Banxico	Pay	7.33%	1/15	MXN	9,100	8
JPMorgan Chase	Brazil Cetip Interbank Deposit	Pay	11.14%	1/12	BRL	6,000	25
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	8.95%	2/19	MXN	2,900	19
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	7.78%	4/19	MXN	12,000	(9)
Morgan Stanley Capital Services, Inc.	28 Day Mexico Interbank TIIE Banxico	Pay	8.17%	11/16	MXN	2,800	11

							$49

Multi-Sector Bond Portfolio

Credit Default Swaps

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	RSHB Capital, 6.299%, 5/15/17	Sell	1.00%	9/10	USD	200	$	— (m)
Barclays Bank PLC	Republic of Korea, 4.25%, 6/1/13	Sell	1.00%	3/11	USD	100		— (m)
Credit Suisse Group AG	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	12/10	USD	200		— (m)
Goldman Sachs International	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	Buy	(5.00)%	3/11	USD	1,000		(19)
Goldman Sachs International	Emirate of Abu Dhabi, 5.50%, 8/2/12	Sell	1.00%	3/11	USD	200		1
Goldman Sachs International	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	3/11	USD	200		(3)
Goldman Sachs International	Republic of Korea, 4.25%, 6/1/13	Sell	1.00%	3/11	USD	200		— (m)
Goldman Sachs International	Metlife, Inc., 5.00%, 6/15/15	Sell	1.00%	3/15	USD	700		(2)
JPMorgan Chase	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	12/10	USD	700		— (m)
JPMorgan Chase	Mexico Government International Bond, 7.50%, 4/8/33	Sell	1.00%	12/10	USD	1,300		— (m)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA High Yield Index, Series 9	Sell	3.75%	12/12	USD	4,300		245
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond, 10.625%, 3/16/25	Sell	2.44%	9/17	USD	100		4
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/14	USD	100		24
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/12	USD	300		59

								$309

(k)	Cash and securities with an aggregate value of $9,723 (in thousands) have been pledged as collateral for delayed-delivery securities, swap contracts outstanding or written options on March 31, 2010.

(m)	Amount is less than one thousand.

(n)	At March 31, 2010 portfolio securities with an aggregate value of $382 (in thousands) were valued with reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Multi-Sector Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
US Government & Agency Bonds	$-	$-	$-
Foreign Bonds	-	36,808	-
Municipal Bonds	-	2,459	-
Corporate Bonds	-	102,028	-
Structured Products	-	18,317	-
Short-Term Investments	-	437	-
Other Financial Instruments^	601	609	-
Liabilities:
Other Financial Instruments^	(15)	(245)	-

Total	$586	$160,413	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (22.6%)

	Consumer Discretionary (2.4%)

	Abercrombie & Fitch Co. - Class A	66,200	3,021
*	Amazon.com, Inc.	28,000	3,800
	Coach, Inc.	36,400	1,439
*	DIRECTV - Class A	58,000	1,961
	Johnson Controls, Inc.	109,100	3,599
*	Kohl’s Corp.	106,000	5,807
	Lowe’s Cos., Inc.	95,600	2,317
	Marriott International, Inc. - Class A	76,100	2,399
	McDonald’s Corp.	93,000	6,205
	The McGraw-Hill Cos., Inc.	134,100	4,781
	NIKE, Inc. - Class B	78,600	5,777
	Omnicom Group, Inc.	52,000	2,018
	Staples, Inc.	59,200	1,385
	Starwood Hotels & Resorts Worldwide, Inc.	49,100	2,290
	Target Corp.	118,100	6,212
	The Walt Disney Co.	45,800	1,599

	Total		54,610

	Consumer Staples (3.1%)

	The Coca-Cola Co.	83,000	4,565
	Colgate-Palmolive Co.	49,300	4,203
	ConAgra Foods, Inc.	94,800	2,377
	Costco Wholesale Corp.	57,200	3,415
	CVS Caremark Corp.	106,400	3,890
	General Mills, Inc.	36,700	2,598
	H.J. Heinz Co.	76,700	3,498
*	Hansen Natural Corp.	41,700	1,809
	PepsiCo, Inc.	165,600	10,956
	Philip Morris International, Inc.	183,600	9,577
	The Procter & Gamble Co.	160,400	10,148
	Wal-Mart Stores, Inc.	223,900	12,449

	Total		69,485

	Energy (0.9%)

	Anadarko Petroleum Corp.	29,000	2,112
	Exxon Mobil Corp.	43,800	2,934
	Halliburton Co.	94,600	2,850
	Hess Corp.	43,400	2,715
	Occidental Petroleum Corp.	36,700	3,103
	Petroleo Brasileiro SA, ADR	21,100	939
	Schlumberger, Ltd.	71,700	4,550
*	Southwestern Energy Co.	36,900	1,502

	Total		20,705

	Financials (1.3%)

	Aflac, Inc.	55,900	3,035
	American Express Co.	61,000	2,517
	Bank of America Corp.	180,500	3,222
	CME Group, Inc. - Class A	6,900	2,181

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Goldman Sachs Group, Inc.	30,200	5,153
	JPMorgan Chase & Co.	56,100	2,510
	Morgan Stanley	63,100	1,848
	Prudential Financial, Inc.	40,600	2,456
	State Street Corp.	54,200	2,447
	T. Rowe Price Group, Inc.	62,800	3,450

	Total		28,819

	Health Care (3.6%)

	Abbott Laboratories	157,700	8,308
	Allergan, Inc.	64,800	4,233
*	Amgen, Inc.	87,100	5,205
	Baxter International, Inc.	77,800	4,528
*	Celgene Corp.	162,900	10,093
*	Express Scripts, Inc.	113,000	11,499
*	Gilead Sciences, Inc.	161,200	7,331
	Johnson & Johnson	102,300	6,670
*	Medco Health Solutions, Inc.	81,900	5,288
	Medtronic, Inc.	97,800	4,404
	Merck & Co., Inc.	123,433	4,610
	Teva Pharmaceutical Industries, Ltd., ADR	75,000	4,731
*	Thermo Fisher Scientific, Inc.	9,700	499
	UnitedHealth Group, Inc.	68,300	2,231

	Total		79,630

	Industrials (2.6%)

	3M Co.	61,700	5,156
	Caterpillar, Inc.	33,900	2,131
	Cummins, Inc.	62,900	3,897
	Danaher Corp.	68,700	5,490
	Deere & Co.	45,100	2,682
	FedEx Corp.	28,600	2,671
	Honeywell International, Inc.	86,800	3,929
	Illinois Tool Works, Inc.	72,600	3,438
	Lockheed Martin Corp.	28,000	2,330
	Norfolk Southern Corp.	52,900	2,957
	PACCAR, Inc.	49,900	2,163
	Precision Castparts Corp.	32,400	4,105
	Raytheon Co.	53,500	3,056
	Union Pacific Corp.	36,100	2,646
	United Parcel Service, Inc. - Class B	69,400	4,470
	United Technologies Corp.	86,700	6,382

	Total		57,503

	Information Technology (7.4%)

*	Adobe Systems, Inc.	67,000	2,370
*	Agilent Technologies, Inc.	61,400	2,111
	Altera Corp.	47,000	1,142
	Analog Devices, Inc.	59,400	1,712
*	Apple, Inc.	75,700	17,784

Balanced Portfolio

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Automatic Data Processing, Inc.	65,100	2,895
	Broadcom Corp. - Class A	60,000	1,991
*	Cisco Systems, Inc.	538,000	14,004
*	Cognizant Technology Solutions Corp. - Class A	113,100	5,766
	Corning, Inc.	148,200	2,995
*	Dell, Inc.	175,800	2,639
*	Google, Inc. - Class A	20,500	11,624
	Hewlett-Packard Co.	169,400	9,004
	Intel Corp.	280,600	6,246
	International Business Machines Corp.	109,900	14,095
*	Intuit, Inc.	54,200	1,861
*	Juniper Networks, Inc.	144,000	4,418
	LG Display Co., Ltd., ADR	26,900	476
*	Marvell Technology Group, Ltd.	254,700	5,191
	MasterCard, Inc. - Class A	9,500	2,413
	Microsoft Corp.	630,300	18,449
*	NetApp, Inc.	125,400	4,083
*	NVIDIA Corp.	98,300	1,708
	Oracle Corp.	337,900	8,681
	Paychex, Inc.	55,200	1,695
	QUALCOMM, Inc.	149,800	6,290
*	Symantec Corp.	93,600	1,584
	Texas Instruments, Inc.	110,800	2,711
	Visa, Inc. - Class A	40,800	3,714
*	Western Digital Corp.	40,100	1,563
	Western Union Co.	182,100	3,088
*	Yahoo!, Inc.	131,700	2,177

	Total		166,480

	Materials (1.1%)

	Alcoa, Inc.	197,200	2,808
	The Dow Chemical Co.	74,600	2,206
	Ecolab, Inc.	39,200	1,723
	Freeport-McMoRan Copper & Gold, Inc.	33,200	2,774
	Monsanto Co.	59,100	4,221
	Potash Corp. of Saskatchewan, Inc.	30,200	3,604
	Praxair, Inc.	93,300	7,744

	Total		25,080

	Telecommunication Services (0.2%)

*	American Tower Corp. - Class A	114,700	4,887

	Total		4,887

	Total Large Cap Common Stocks		507,199

	Mid Cap Common Stocks (7.9%)

	Consumer Discretionary (1.6%)

*	Apollo Group, Inc. - Class A	17,400	1,066
*	Bed Bath & Beyond, Inc.	23,300	1,020
*	BorgWarner, Inc.	47,800	1,825

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
(p)*	Charter Communications, Inc. - Class A	19,643	678
	Chico’s FAS, Inc.	128,600	1,854
*	Collective Brands, Inc.	40,500	921
	DeVry, Inc.	87,300	5,692
*	Dollar Tree, Inc.	80,500	4,767
*	Focus Media Holding, Ltd., ADR	25,900	473
*	GameStop Corp. - Class A	128,500	2,815
	International Game Technology	123,600	2,280
*	Jack in the Box, Inc.	134,200	3,160
	Limited Brands, Inc.	49,700	1,224
	Nordstrom, Inc.	19,400	793
*	O’Reilly Automotive, Inc.	88,700	3,700
*	Penn National Gaming, Inc.	70,000	1,946
*	Priceline.com, Inc.	5,800	1,479

	Total		35,693

	Consumer Staples (0.3%)

	The J.M. Smucker Co.	34,100	2,055
	Mead Johnson Nutrition Co.	40,400	2,102
*	Ralcorp Holdings, Inc.	24,300	1,647

	Total		5,804

	Energy (0.5%)

*	Cameron International Corp.	85,900	3,682
	Ensco PLC, ADR	22,600	1,012
*	Petrohawk Energy Corp.	106,900	2,168
	Range Resources Corp.	38,300	1,795
*	SandRidge Energy, Inc.	23,900	184
	Smith International, Inc.	30,400	1,302

	Total		10,143

	Financials (0.8%)

	Assured Guaranty, Ltd.	95,200	2,092
*	IntercontinentalExchange, Inc.	15,500	1,739
	Invesco, Ltd.	67,300	1,474
*	MBIA, Inc.	147,000	922
	Moody’s Corp.	30,200	898
	Northern Trust Corp.	50,100	2,768
	Raymond James Financial, Inc.	165,100	4,415
	SEI Investments Co.	88,100	1,936
	Synovus Financial Corp.	414,900	1,365

	Total		17,609

	Health Care (0.9%)

	AmerisourceBergen Corp.	86,600	2,504
*	Cerner Corp.	17,900	1,523
*	Charles River Laboratories International, Inc.	58,100	2,284
*	DaVita, Inc.	67,400	4,273
*	Immucor, Inc.	180,924	4,051
*	Mettler-Toledo International, Inc.	34,000	3,713
*	Psychiatric Solutions, Inc.	98,057	2,922

	Total		21,270

Balanced Portfolio

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials (1.4%)

	C.H. Robinson Worldwide, Inc.	32,800	1,832
*	Corrections Corp. of America	163,100	3,239
	Dover Corp.	73,500	3,436
	Expeditors International of Washington, Inc.	77,000	2,843
*	Foster Wheeler AG	149,400	4,055
*	FTI Consulting, Inc.	25,800	1,014
	L-3 Communications Holdings, Inc.	24,600	2,254
	MSC Industrial Direct Co., Inc. - Class A	65,800	3,337
	Regal-Beloit Corp.	71,100	4,224
	Ritchie Bros. Auctioneers, Inc.	45,348	976
	Robert Half International, Inc.	76,000	2,313
	Roper Industries, Inc.	34,400	1,990

	Total		31,513

	Information Technology (1.9%)

*	Alliance Data Systems Corp.	72,700	4,652
	Amphenol Corp. - Class A	103,800	4,379
*	Autodesk, Inc.	67,000	1,971
*	Avago Technologies, Ltd.	78,513	1,614
*	BMC Software, Inc.	95,100	3,614
*	Citrix Systems, Inc.	58,600	2,782
	FactSet Research Systems, Inc.	38,900	2,854
	Global Payments, Inc.	45,700	2,082
	KLA-Tencor Corp.	38,600	1,193
	Microchip Technology, Inc.	79,600	2,242
*	Seagate Technology	126,400	2,308
*	Silicon Laboratories, Inc.	53,700	2,560
*	Sybase, Inc.	49,900	2,326
*	VeriFone Holdings, Inc.	132,600	2,680
	Xilinx, Inc.	122,500	3,124
*	Zebra Technologies Corp. - Class A	97,800	2,895

	Total		43,276

	Materials (0.3%)

	Martin Marietta Materials, Inc.	12,300	1,028
*	Owens-Illinois, Inc.	104,000	3,696
*	Titanium Metals Corp.	116,000	1,924

	Total		6,648

	Telecommunication Services (0.1%)

*	SBA Communications Corp. - Class A	57,000	2,056

	Total		2,056

	Utilities (0.1%)

	EQT Corp.	75,400	3,091

	Total		3,091

	Total Mid Cap Common Stocks		177,103

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Small Cap Common Stocks (3.3%)

	Consumer Discretionary (0.7%)
*	American Public Education, Inc.	19,550	911
*	Bally Technologies, Inc.	7,850	318
*	Buffalo Wild Wings, Inc.	17,250	830
*	Carter’s, Inc.	34,500	1,040
*	Coinstar, Inc.	7,500	244
*	Deckers Outdoor Corp.	10,300	1,421
*	Deer Consumer Products, Inc.	45,700	555
*	Dex One Corp.	12,630	353
*	Grand Canyon Education, Inc.	21,100	551
	Guess?, Inc.	23,450	1,102
*	LKQ Corp.	66,100	1,342
*	Lululemon Athletica, Inc.	12,450	517
*	Lumber Liquidators Holdings, Inc.	41,500	1,107
	Monro Muffler Brake, Inc.	42,500	1,520
*	P.F. Chang’s China Bistro, Inc.	12,500	551
*	Ulta Salon, Cosmetics & Fragrance, Inc.	48,400	1,095
*	Vitamin Shoppe, Inc.	23,250	522
*	Zumiez, Inc.	48,800	1,000

	Total		14,979

	Consumer Staples (0.1%)

	Alberto-Culver Co.	27,800	727
	Flowers Foods, Inc.	25,550	632
*	TreeHouse Foods, Inc.	29,050	1,274

	Total		2,633

	Energy (0.2%)

*	Arena Resources, Inc.	33,250	1,111
	CARBO Ceramics, Inc.	9,200	573
*	Carrizo Oil & Gas, Inc.	34,900	801
*	Contango Oil & Gas Co.	7,500	384
	EXCO Resources, Inc.	43,050	791
*	Rex Energy Corp.	30,000	342
*	Whiting Petroleum Corp.	10,700	865

	Total		4,867

	Financials (0.2%)

	Boston Private Financial Holdings, Inc.	136,650	1,007
	Digital Realty Trust, Inc.	15,147	821
*	KBW, Inc.	17,250	464
*	MF Global Holdings, Ltd.	91,450	738
	MFA Financial, Inc.	123,903	912
*	Portfolio Recovery Associates, Inc.	26,500	1,454

	Total		5,396

	Health Care (0.5%)

*	Align Technology, Inc.	43,950	850
*	Allscripts-Misys Healthcare Solutions, Inc.	34,850	682
*	Amedisys, Inc.	12,950	715

Balanced Portfolio

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	American Medical Systems Holdings, Inc.	31,100	578
*	athenahealth, Inc.	24,900	910
*	Clarient, Inc.	155,100	406
*	Conceptus, Inc.	12,850	257
*	Dexcom, Inc.	51,141	498
*	Illumina, Inc.	29,850	1,161
*	IPC The Hospitalist Co.	26,300	923
	Masimo Corp.	24,617	654
*	Micrus Endovascular Corp.	19,950	393
*	Nanosphere, Inc.	15,100	72
*	Nektar Therapeutics	28,750	437
*	NuVasive, Inc.	10,400	470
*	Obagi Medical Products, Inc.	48,750	594
*	Thoratec Corp.	31,988	1,070
*	Transcend Services, Inc.	21,600	351
*	Volcano Corp.	25,500	616

	Total		11,637

	Industrials (0.5%)

	Aegean Marine Petroleum Network, Inc.	38,000	1,078
*	CAI International, Inc.	23,000	283
	CIRCOR International, Inc.	11,573	384
*	Generac Holdings, Inc.	37,950	532
*	GrafTech International, Ltd.	45,250	618
*	Hub Group, Inc. - Class A	43,950	1,230
	Knight Transportation, Inc.	150,409	3,172
*	Orion Marine Group, Inc.	12,501	226
*	Oshkosh Corp.	14,000	565
*	SmartHeat, Inc.	37,950	408
	Snap-on, Inc.	17,300	750
	TransDigm Group, Inc.	22,550	1,196

	Total		10,442

	Information Technology (0.9%)

*	Advanced Energy Industries, Inc.	48,828	809
*	ArcSight, Inc.	24,600	693
*	Atheros Communications, Inc.	14,800	573
*	Calix, Inc.	34,700	467
*	CommScope, Inc.	23,300	653
*	Comtech Telecommunications Corp.	30,600	979
*	Concur Technologies, Inc.	5,750	236
*	CyberSource Corp.	41,000	723
*	DG Fastchannel, Inc.	33,650	1,075
*	Diodes, Inc.	29,250	655
*	F5 Networks, Inc.	15,850	975
*	Mellanox Technologies, Ltd.	41,383	975
*	Microsemi Corp.	53,600	929
*	MKS Instruments, Inc.	38,150	747
*	Netezza Corp.	51,800	663
*	OpenTable, Inc.	24,600	938
*	Rubicon Technology, Inc.	39,715	802
*	Solarwinds, Inc.	42,100	912
*	Sourcefire, Inc.	28,750	660
*	Switch and Data Facilities Co., Inc.	60,050	1,067

	Domestic Common Stocks and Warrants (33.8%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Synchronoss Technologies, Inc.		59,100	1,145
*	Taleo Corp. - Class A		19,200	497
*	The Ultimate Software Group, Inc.		16,250	535
*	VanceInfo Technologies, Inc., ADR		33,721	752
*	VistaPrint NV		12,600	721

	Total			19,181

	Materials (0.0%)

*	Intrepid Potash, Inc.		29,550	896

	Total			896

	Other Holdings (0.2%)

*	iShares Nasdaq Biotechnology Index Fund		10,250	932
	SPDR Metals & Mining ETF		47,050	2,673

	Total			3,605

	Total Small Cap Common Stocks			73,636

	Total Domestic Common Stocks and Warrants (Cost: $646,155)			757,938

	Foreign Common Stocks (4.4%)	Country

	Other Holdings (4.4%)

	iShares MSCI EAFE Index Fund	United States	1,020,000	57,120
	iShares MSCI Emerging Markets Index	United States	1,003,500	42,267
	Total Foreign Common Stocks (Cost: $92,696)			99,387

	Preferred Stocks (0.0%)

	Finance Services (0.0%)

	General Motors Acceptance Corp., Inc., 7.00%, 12/31/11 144A		214	163

	Total Preferred Stocks (Cost: $54)			163

	Investment Grade Segment (8.1%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		180,000	187
	Goodrich Corp., 4.875%, 3/1/20		85,000	85
	Lockheed Martin Corp., 6.15%, 9/1/36		1,320,000	1,397
	Meccanica Holdings USA, 6.25%, 7/15/19 144A		330,000	351
	Meccanica Holdings USA, 6.25%, 1/15/40 144A		145,000	142

	Total			2,162

Balanced Portfolio

Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)

Auto Manufacturing (0.0%)
American Honda Finance Corp., 3.50%, 3/16/15 144A	535,000	532
PACCAR Financial Corp., 1.95%, 12/17/12	170,000	170
PACCAR, Inc., 6.875%, 2/15/14	170,000	194

Total		896

Banking (2.0%)
Ameriprise Financial, Inc., 5.30%, 3/15/20	50,000	51
ANZ National (Int’l), Ltd./London, 2.375%, 12/21/12 144A	665,000	666
Australia and New Zealand Banking Group, Ltd., 5.10%, 1/13/20 144A	450,000	450
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,105,000	2,247
Bank of America Corp., 5.75%, 12/1/17	870,000	892
Bank of America Corp., 6.00%, 9/1/17	830,000	863
The Bank of New York Mellon Corp., 5.125%, 8/27/13	310,000	338
Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	380,000	384
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,815
Barclays Bank PLC, 5.00%, 9/22/16	100,000	103
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	144
BNP Paribas, 7.195%, 6/29/49 144A	300,000	290
Citigroup, Inc., 6.125%, 11/21/17	1,045,000	1,075
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	776
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,155,000	1,187
Credit Agricole SA/London, 6.637%, 5/31/49 144A	310,000	270
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	105,000	98
Credit Suisse/New York NY, 3.50%, 3/23/15	1,125,000	1,121
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/29/49 144A	1,080,000	902
Fifth Third Bancorp, 8.25%, 3/1/38	425,000	447
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	105
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	883
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	54
JPMorgan Chase & Co., 4.95%, 3/25/20	880,000	872
JPMorgan Chase & Co., 6.00%, 1/15/18	435,000	472
JPMorgan Chase & Co., 7.90%, 4/30/49	1,675,000	1,786
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	362
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	2,303
Morgan Stanley, 5.375%, 10/15/15	700,000	727
Morgan Stanley, 5.95%, 12/28/17	1,590,000	1,634
Morgan Stanley, 6.625%, 4/1/18	800,000	853
Morgan Stanley, 7.30%, 5/13/19	60,000	66
Nationwide Building Society, 2.50%, 8/17/12 144A	4,175,000	4,240
NB Capital Trust IV, 8.25%, 4/15/27	580,000	586
Nomura Holdings, Inc., 6.70%, 3/4/20	365,000	379
Nordea Bank AB, 4.875%, 1/27/20 144A	505,000	501
PNC Financial Services Group, Inc., 8.25%, 5/29/49	1,160,000	1,201
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	760,000	757
Swedbank AB, 2.90%, 1/14/13 144A	7,900,000	8,092
U.S. Bancorp, 3.15%, 3/4/15	170,000	168
UBS Preferred Funding Trust V, 6.243%, 5/29/49	200,000	180
UnionBanCal Corp., 5.25%, 12/16/13	810,000	867
Wells Fargo & Co., 3.75%, 10/1/14	215,000	218

Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Westpac Banking Corp., 4.20%, 2/27/15	865,000	890

Total		45,315

Beverage/Bottling (0.4%)
Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	40
Anheuser-Busch Cos., 5.75%, 4/1/36	255,000	246
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,020,000	1,315
Bottling Group LLC, 4.625%, 11/15/12	535,000	574
Bottling Group LLC, 5.125%, 1/15/19	350,000	367
Bottling Group LLC, 5.50%, 4/1/16	840,000	923
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,583
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	665,000	760
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	145,000	172
PepsiCo, Inc., 3.75%, 3/1/14	165,000	173
PepsiCo, Inc., 4.65%, 2/15/13	375,000	405
PepsiCo, Inc., 5.00%, 6/1/18	335,000	353
PepsiCo, Inc., 7.90%, 11/1/18	80,000	99
SABMiller PLC, 6.20%, 7/1/11 144A	2,150,000	2,267

Total		9,277

Cable/Media/Broadcasting/Satellite (0.4%)
Comcast Corp., 4.95%, 6/15/16	565,000	589
Comcast Corp., 5.15%, 3/1/20	420,000	424
Comcast Corp., 6.50%, 1/15/17	230,000	256
DirecTV Holdings LLC/DirecTV Financing Co., 4.75%, 10/1/14 144A	1,310,000	1,369
DirecTV Holdings LLC/DirecTV Financing Co., 5.875%, 10/1/19 144A	600,000	624
Gannett Co., 8.75%, 11/15/14 144A	165,000	176
Gannett Co., 9.375%, 11/15/17 144A	250,000	267
Historic TW, Inc., 6.625%, 5/15/29	580,000	611
Historic TW, Inc., 6.875%, 6/15/18	195,000	220
News America, Inc., 5.65%, 8/15/20	275,000	290
News America, Inc., 6.90%, 8/15/39	120,000	131
Rogers Cable, Inc., 5.50%, 3/15/14	675,000	726
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	220
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,250
Time Warner Cable, Inc., 6.75%, 7/1/18	170,000	190
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,014

Total		9,357

Conglomerate/Diversified Manufacturing (0.0%)
The Dow Chemical Co., 7.60%, 5/15/14	460,000	525
Eastman Chemical Co., 7.25%, 1/15/24	85,000	94
Monsanto Co., 5.125%, 4/15/18	135,000	143

Total		762

Consumer Products (0.0%)
Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	300
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	652

Total		952

Electric Utilities (1.1%)
Ameren Corp., 8.875%, 5/15/14	300,000	346
Arizona Public Service Co., 8.75%, 3/1/19	95,000	115
Bruce Mansfield Unit, 6.85%, 6/1/34	505,800	536
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	456
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	456
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	282
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	180,000	196

Balanced Portfolio

Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	116
Commonwealth Edison Co., 5.95%, 8/15/16	410,000	449
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	116
Connecticut Light and Power Co., 5.65%, 5/1/18	150,000	160
Dominion Resources, Inc., 6.40%, 6/15/18	55,000	61
DTE Energy Co., 6.375%, 4/15/33	175,000	166
DTE Energy Co., 7.05%, 6/1/11	2,055,000	2,166
Duke Energy Corp., 6.25%, 6/15/18	40,000	44
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	392
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,051
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	582
Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,798
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	824,186	825
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	846
Nevada Power Co., 5.875%, 1/15/15	1,941,000	2,114
Nevada Power Co., 5.95%, 3/15/16	60,000	65
NSTAR, 4.50%, 11/15/19	40,000	40
Ohio Edison Co., 6.875%, 7/15/36	145,000	156
Pacific Gas & Electric Co., 4.80%, 3/1/14	65,000	70
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	242
PacifiCorp, 5.45%, 9/15/13	2,040,000	2,237
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	196
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	160
Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	152
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,606
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	572
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	214
Sempra Energy, 6.15%, 6/15/18	250,000	270
Sempra Energy, 6.50%, 6/1/16	570,000	637
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	306
Southern Co., 4.15%, 5/15/14	60,000	63
Tampa Electric Co., 6.10%, 5/15/18	1,355,000	1,469
Tampa Electric Co., 6.15%, 5/15/37	385,000	389
Tampa Electric Co., 6.55%, 5/15/36	520,000	553
The Toledo Edison Co., 6.15%, 5/15/37	720,000	726
Union Electric Co., 6.40%, 6/15/17	180,000	198
Union Electric Co., 6.70%, 2/1/19	180,000	199

Total		24,793

Electronics (0.0%)
Cisco Systems, Inc., 5.90%, 2/15/39	480,000	487

Total		487

Food Processors (0.2%)
General Mills, Inc., 5.65%, 2/15/19	255,000	273
General Mills, Inc., 5.70%, 2/15/17	970,000	1,052
H.J. Heinz Co., 5.35%, 7/15/13	1,370,000	1,486
Kellogg Co., 4.45%, 5/30/16	140,000	149
Kraft Foods, Inc., 5.375%, 2/10/20	520,000	528
Kraft Foods, Inc., 6.125%, 2/1/18	390,000	427
Kraft Foods, Inc., 6.50%, 8/11/17	430,000	482
Kraft Foods, Inc., 6.50%, 2/9/40	80,000	83

Total		4,480

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	148
DCP Midstream LLC, 5.35%, 3/15/20 144A	105,000	105

Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
Enterprise Products Operating LLC, 6.50%, 1/31/19	656,000	725
Enterprise Products Operating LLC, 6.65%, 4/15/18	450,000	498
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	125,000	134
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	287
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	371
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	191
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	208
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	226
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	1,625,000	1,841

Total		4,734

Health Care/Pharmaceuticals (0.2%)
Express Scripts, Inc., 6.25%, 6/15/14	200,000	221
Express Scripts, Inc., 7.25%, 6/15/19	120,000	139
Medtronic, Inc., 4.45%, 3/15/20	465,000	463
Merck & Co., 5.75%, 11/15/36	55,000	56
Pfizer, Inc., 5.35%, 3/15/15	370,000	408
Quest Diagnostics, Inc., 4.75%, 1/30/20	225,000	220
Stryker Corp., 4.375%, 1/15/20	1,035,000	1,026
Wyeth, 5.50%, 2/15/16	25,000	28
Wyeth, 5.95%, 4/1/37	630,000	660

Total		3,221

Independent Finance (0.2%)
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	1,059
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,813
General Electric Capital Corp., 5.875%, 1/14/38	195,000	186
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	1,300,000	1,303

Total		4,361

Information/Data Technology (0.0%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	251

Total		251

Life Insurance (0.1%)
MetLife, Inc., 6.75%, 6/1/16	270,000	302
Prudential Financial, Inc., 3.625%, 9/17/12	130,000	134
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	161
Teachers Insurance & Annuity Association- College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	418

Total		1,015

Machinery (0.1%)
Caterpillar Financial Services Corp., 5.45%, 4/15/18	425,000	450
Caterpillar Financial Services Corp., 5.85%, 9/1/17	590,000	639

Total		1,089

Metals/Mining (0.1%)
ArcelorMittal, 5.375%, 6/1/13	70,000	75
ArcelorMittal, 6.125%, 6/1/18	225,000	236
ArcelorMittal, 9.85%, 6/1/19	410,000	521
ArcelorMittal USA, Inc., 6.50%, 4/15/14	60,000	65

Balanced Portfolio

	Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	422
	Rio Tinto Alcan, Inc., 4.875%, 9/15/12	345,000	365
	Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	145,000	159
	Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	365,000	411
	Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	257
	Vale Overseas, Ltd., 5.625%, 9/15/19	360,000	372

	Total		2,883

	Natural Gas Distributors (0.1%)
	NiSource Finance Corp., 5.25%, 9/15/17	415,000	417
	NiSource Finance Corp., 5.40%, 7/15/14	785,000	828
	NiSource Finance Corp., 5.45%, 9/15/20	180,000	178
	NiSource Finance Corp., 6.40%, 3/15/18	210,000	225

	Total		1,648

	Oil and Gas (0.4%)
	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	87
	Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	344
	ConocoPhillips, 5.75%, 2/1/19	210,000	229
	ConocoPhillips, 6.00%, 1/15/20	1,350,000	1,500
	ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	126
	EnCana Corp., 6.50%, 8/15/34	230,000	244
	EnCana Corp., 6.625%, 8/15/37	105,000	113
	Hess Corp., 7.125%, 3/15/33	355,000	399
	Hess Corp., 8.125%, 2/15/19	225,000	274
	Husky Energy, Inc., 7.25%, 12/15/19	80,000	93
	Marathon Oil Corp., 6.60%, 10/1/37	140,000	147
	Occidental Petroleum Corp., 4.125%, 6/1/16	725,000	747
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	241
	Petro-Canada, 5.95%, 5/15/35	820,000	802
	Shell International Finance BV, 4.30%, 9/22/19	800,000	789
	Suncor Energy, Inc., 6.50%, 6/15/38	415,000	433
	Suncor Energy, Inc., 6.85%, 6/1/39	265,000	286
	Valero Energy Corp., 6.125%, 2/1/20	375,000	375
	XTO Energy, Inc., 4.90%, 2/1/14	540,000	587
	XTO Energy, Inc., 5.30%, 6/30/15	260,000	285
	XTO Energy, Inc., 5.50%, 6/15/18	275,000	299
	XTO Energy, Inc., 5.65%, 4/1/16	294,000	325
	XTO Energy, Inc., 6.25%, 8/1/17	85,000	97
	XTO Energy, Inc., 6.50%, 12/15/18	540,000	623

	Total		9,445

	Other Finance (0.4%)
	American Express Credit Corp., 5.125%, 8/25/14	750,000	796
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	820,000	816
	Pooled Funding Trust I, 2.74%, 2/15/12 144A	5,550,000	5,674
	USAA Capital Corp., 2.24%, 3/30/12	1,050,000	1,067
	USB Capital XIII Trust, 6.625%, 12/15/39	190,000	192

	Total		8,545

	Other Holdings (0.8%)
(f)	Australia Treasury Bill, 0.00%, 5/21/10	10,440,000	9,531
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	6,100,000	3,902
(f)	Mexico Cetes, 0.00%, 4/22/10	55,800,000	4,504

	Total		17,937

Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)

Other Services (0.2%)
American Tower Corp., 7.00%, 10/15/17	200,000	224
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	630,000	687
Republic Services, Inc., 5.00%, 3/1/20 144A	765,000	750
Republic Services, Inc., 5.25%, 11/15/21 144A	425,000	420
Waste Management, Inc., 5.00%, 3/15/14	855,000	908
Waste Management, Inc., 6.10%, 3/15/18	925,000	996

Total		3,985

Paper and Forest Products (0.0%)
International Paper Co., 7.50%, 8/15/21	205,000	233

Total		233

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	315,000	309

Total		309

Railroads (0.1%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	45,000	46
Canadian National Railway Co., 5.85%, 11/15/17	140,000	153
Norfolk Southern Corp., 5.257%, 9/17/14	460,000	493
Norfolk Southern Corp., 5.75%, 1/15/16	385,000	426

Total		1,118

Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc., 5.70%, 3/15/17	200,000	211
BRE Properties, Inc., 5.50%, 3/15/17	420,000	407
Developers Diversified Realty Corp., 7.50%, 4/1/17	390,000	395
ERP Operating LP, 5.25%, 9/15/14	175,000	183
HCP, Inc., 6.00%, 1/30/17	400,000	398
HCP, Inc., 6.70%, 1/30/18	200,000	204
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,214
Simon Property Group LP, 5.65%, 2/1/20	875,000	854
Simon Property Group LP, 6.10%, 5/1/16	1,270,000	1,337
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	405,000	414

Total		5,617

Restaurants (0.0%)
Yum! Brands, Inc., 6.875%, 11/15/37	800,000	869

Total		869

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	430,000	458
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	743
Delhaize Group, 6.50%, 6/15/17	770,000	850

Total		2,051

Retail Stores (0.1%)
The Home Depot, Inc., 5.875%, 12/16/36	525,000	509
Nordstrom, Inc., 6.25%, 1/15/18	225,000	248
Nordstrom, Inc., 7.00%, 1/15/38	265,000	298
Target Corp., 6.50%, 10/15/37	470,000	511

Total		1,566

Telecommunications (0.3%)
America Movil SAB de CV, 5.00%, 3/30/20 144A	1,010,000	996
AT&T Corp., 8.00%, 11/15/31	380,000	462
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	3,034
Rogers Communications, Inc., 6.375%, 3/1/14	875,000	971
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,387

Balanced Portfolio

	Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Verizon Communications, Inc., 8.95%, 3/1/39	400,000	542

	Total		7,392

	Tobacco (0.2%)
	Altria Group, Inc., 9.70%, 11/10/18	2,385,000	2,933
	Altria Group, Inc., 9.95%, 11/10/38	940,000	1,234
	Lorillard Tobacco Co., 8.125%, 6/23/19	565,000	622

	Total		4,789

	Vehicle Parts (0.0%)
	Johnson Controls, Inc., 6.00%, 1/15/36	520,000	502

	Total		502

	Total Investment Grade Segment (Cost: $174,718)		182,041

	Governments (13.0%)

	Governments (13.0%)
	Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	6,164
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	5,731
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	10,714
(n)	Overseas Private Investment, 4.10%, 11/15/14	2,171,520	2,285
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	6,116
(k)	US Department of Housing and Urban Development, 6.17%, 8/1/14	14,981,000	16,451
(g)	US Treasury, 1.00%, 9/30/11	6,715,000	6,742
	US Treasury, 1.00%, 10/31/11	610,000	612
(g)	US Treasury, 1.375%, 9/15/12	90,109,000	90,306
	US Treasury, 1.375%, 11/15/12	355,000	355
(g)	US Treasury, 2.125%, 11/30/14	20,210,000	19,945
	US Treasury, 2.25%, 1/31/15	1,090,000	1,078
	US Treasury, 2.375%, 9/30/14	2,240,000	2,241
(g)	US Treasury, 2.375%, 10/31/14	36,020,000	35,972
	US Treasury, 2.50%, 3/31/15	270,000	269
(g)	US Treasury, 2.625%, 12/31/14	10,850,000	10,928
(k)	US Treasury, 3.00%, 9/30/16	21,834,000	21,629
	US Treasury, 3.25%, 3/31/17	1,325,000	1,323
(g)	US Treasury, 3.375%, 11/15/19	15,050,000	14,522
	US Treasury, 3.50%, 2/15/39	310,000	251
	US Treasury, 3.625%, 8/15/19	9,687,000	9,569
	US Treasury, 3.625%, 2/15/20	770,000	757
	US Treasury, 4.25%, 5/15/39	10,115,000	9,372
	US Treasury, 4.375%, 11/15/39	610,000	577
	US Treasury, 4.50%, 8/15/39	4,954,000	4,784
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	5,929,049	6,210
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,522,795	6,070

	Total Governments (Cost: $287,752)		290,973

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)
	New York Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	470

Municipal Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
The University of Texas Systems, Series 2009B, 6.276%, 8/15/41 RB	400,000	411

Total Municipal Bonds (Cost: $846)		881

Structured Products (17.5%)

Structured Products (17.5%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	22,665,000	24,796
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.226%, 2/14/43 IO	37,129,841	1,333
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,724,823	1,021
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,055,841	1,262
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.306%, 1/25/37	1,244,021	770
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.336%, 5/25/37	2,041,117	1,687
Banc of America Mortgage Securities, Inc., Series 2003-2, Class 1A5, 5.50%, 4/25/33	325,000	326
Bank of America Credit Card Trust, Series 2006-A9, Class A9, 0.24%, 2/15/13	12,500,000	12,485
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,864
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.699%, 12/10/49	6,462,000	6,435
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	681,556	596
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	787,469	790
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	999,051	903
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.397%, 1/25/36	942,493	763
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,078
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,534,617	2,071
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9,

Balanced Portfolio

	Structured Products (17.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	6.00%, 8/25/37	1,889,232	1,544
(n)	Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	957,907	958
	DLJ Commercial Mortgage Corp., Series 1998- CF1, Class S, 0.422%, 2/15/31 IO	26,515,742	831
	DLJ Mortgage Acceptance Corp., Series 1997- CF2, Class S, 0.549%, 10/15/30 IO 144A	1,130,025	37
	Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,562,310	1,591
	Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,788,347	1,880
	Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,618,065	1,703
	Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	11,694,978	11,726
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,126,093	1,201
	Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	531,009	566
	Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,032,975	2,165
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	14,869,680	15,396
	Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	13,341,163	13,813
	Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	674,977	728
	Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,375,825	1,483
	Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	307,559	332
	Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,909,263	2,056
	Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	3,309,279	3,503
	Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	6,106,360	6,757
	Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	3,121,249	3,270
	Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,782,149	1,931
	Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	12,999,062	13,970
	Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	84,435	85
	Federal Home Loan Mortgage Corp. TBA, 5.00%, 4/1/40	2,478,000	2,558
	Federal National Mortgage Association, 4.00%, 6/1/19	998,179	1,034

Structured Products (17.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 6/1/19	7,317,765	7,693
Federal National Mortgage Association, 4.50%, 12/1/19	803,033	844
Federal National Mortgage Association, 4.50%, 6/1/23	1,829,088	1,901
Federal National Mortgage Association, 4.50%, 4/1/24	1,751,193	1,819
Federal National Mortgage Association, 4.50%, 9/1/24	3,550,112	3,688
Federal National Mortgage Association, 5.00%, 3/1/20	2,502,602	2,664
Federal National Mortgage Association, 5.00%, 4/1/20	1,049,688	1,117
Federal National Mortgage Association, 5.00%, 5/1/20	3,775,240	4,017
Federal National Mortgage Association, 5.00%, 5/1/23	2,769,736	2,925
Federal National Mortgage Association, 5.00%, 4/1/35	3,186,724	3,296
Federal National Mortgage Association, 5.00%, 7/1/35	4,239,119	4,385
Federal National Mortgage Association, 5.00%, 10/1/35	1,707,544	1,766
Federal National Mortgage Association, 5.32%, 4/1/14	2,573,860	2,806
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,102
Federal National Mortgage Association, 5.50%, 4/1/21	1,616,317	1,735
Federal National Mortgage Association, 5.50%, 9/1/34	731,527	775
Federal National Mortgage Association, 5.50%, 3/1/35	7,389,056	7,812
Federal National Mortgage Association, 5.50%, 7/1/35	1,528,145	1,616
Federal National Mortgage Association, 5.50%, 8/1/35	2,494,462	2,637
Federal National Mortgage Association, 5.50%, 9/1/35	15,041,680	15,902
Federal National Mortgage Association, 5.50%, 10/1/35	6,459,563	6,829
Federal National Mortgage Association, 5.50%, 11/1/35	16,846,744	17,811
Federal National Mortgage Association, 5.50%, 2/1/38	18,795,856	19,831
Federal National Mortgage Association, 6.00%, 5/1/35	393,048	421
Federal National Mortgage Association, 6.00%, 6/1/35	951,770	1,018
Federal National Mortgage Association, 6.00%, 7/1/35	5,537,152	5,925
Federal National Mortgage Association, 6.00%, 10/1/35	1,234,944	1,322
Federal National Mortgage Association, 6.00%, 11/1/35	6,053,744	6,479

Balanced Portfolio

	Structured Products (17.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal National Mortgage Association, 6.00%, 9/1/36	2,675,696	2,856
	Federal National Mortgage Association, 6.00%, 3/1/38	1,372,705	1,460
	Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	5,566,073	6,097
	Federal National Mortgage Association, 6.50%, 7/1/37	10,955,316	11,905
(n)	Federal National Mortgage Association, 6.75%, 4/25/18	1,544,279	1,652
	Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,518
	Final Maturity Amortizing Notes, Series 2004- 1, Class 1, 4.45%, 8/25/12	6,061,659	6,455
	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,737,562	2,506
	First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.809%, 12/15/31 144A	2,229,753	2,228
	Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,200,000	4,334
	Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,679
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	465
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.861%, 7/12/38 144A	400,000	421
	Government National Mortgage Association, 5.00%, 7/15/33	1,478,360	1,549
	Government National Mortgage Association, 5.50%, 1/15/32	119,649	128
	Government National Mortgage Association, 5.50%, 2/15/32	1,382,117	1,474
	Government National Mortgage Association, 5.50%, 9/15/32	41,850	45
	Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.318%, 11/5/21 144A	341,467	303
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.653%, 3/18/51 144A	9,095,000	9,261
	LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	771,000	814
	LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,283,000	2,241
	Louisiana Public Facilities Authority, Series 2008-EGSL, Class A3, 6.55%, 8/1/20	2,250,000	2,570

	Structured Products (17.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,101,595	1,202
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	759,889	784
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.316%, 1/25/37	2,648,778	1,102
	Morgan Stanley Reremic Trust, Series 2009- GG10, Class A4A, 5.805%, 8/12/45 144A	8,919,000	9,002
	Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	7,031,000	7,042
	Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	416,021	415
(n)	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	444,099	355
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.336%, 3/25/37	2,036,004	1,616
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.356%, 3/25/37	1,878,480	1,813
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.366%, 10/25/46	2,542,941	2,481
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.376%, 6/25/37	2,889,613	2,831
	Washington Mutual Alternative Mortgage Pass- Through Certficates, Series 2006-6, Class 4A, 6.785%, 11/25/34	982,394	893
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	1,066,634	1,081
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/01	129,319	132
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	841,354	848
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,402,841	3,144

	Total Structured Products (Cost: $376,441)		392,136

	Below Investment Grade Segment (7.4%)

	Aerospace/Defense (0.3%)
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,750,000	1,829
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	400,000	401

Balanced Portfolio

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Aerospace/Defense continued
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	639,356	481
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	465,000	334
	L-3 Communications Corp., 6.375%, 10/15/15	3,135,000	3,217

	Total		6,262

	Autos/Vehicle Parts (0.3%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	400,000	427
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	868,000	809
	ArvinMeritor, Inc., 10.625%, 3/15/18	230,000	238
	Ford Motor Co., 7.45%, 7/16/31	290,000	274
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	320,000	337
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,605,000	1,684
(d)	General Motors Corp., 7.20%, 1/15/11	200,000	74
(d)	General Motors Corp., 8.375%, 7/15/33	865,000	324
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	490,000	529
	Lear Corp., 8.125%, 3/15/20	350,000	356
	Navistar International Corp., 8.25%, 11/1/21	300,000	306
	Oshkosh Corp., 8.25%, 3/1/17 144A	55,000	57
	Oshkosh Corp., 8.50%, 3/1/20 144A	145,000	150
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	330,000	318
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	400,000	415

	Total		6,298

	Basic Materials (0.9%)
(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	435,000	134
	Arch Coal, Inc., 8.75%, 8/1/16 144A	365,000	386
	Ball Corp., 6.75%, 9/15/20	1,125,000	1,145
	Berry Plastics Holding Corp., 8.25%, 11/15/15	330,000	332
	Berry Plastics Holding Corp., 8.875%, 9/15/14	290,000	283
	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/1/20 144A	290,000	290
	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17 144A	245,000	257
	BWAY Corp., 10.00%, 4/15/14 144A	260,000	279
	Cascades, Inc., 7.875%, 1/15/20 144A	400,000	402
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17 144A	200,000	204
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19 144A	200,000	205
	CONSOL Energy, Inc., 8.00%, 4/1/17 144A	725,000	745
	CONSOL Energy, Inc., 8.25%, 4/1/20 144A	360,000	370
	FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,200,000	1,383
	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	125,000	136
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	560,000	623
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	385
	Georgia-Pacific LLC, 8.25%, 5/1/16 144A	215,000	234
	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	335,000	338
	Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	220,000	228

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.875%, 2/1/18 144A	585,000	576
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	580,000	592
	Huntsman International LLC, 5.50%, 6/30/16 144A	250,000	227
	Huntsman International LLC, 7.375%, 1/1/15	405,000	402
	Huntsman International LLC, 8.625%, 3/15/20 144A	145,000	146
	JohnsonDiversey, Inc., 8.25%, 11/15/19 144A	350,000	362
	LBI Escrow Corp., 8.00%, 11/1/17 144A	435,000	451
	Murray Energy Corp., 10.25%, 10/15/15 144A	300,000	307
	Nalco Co., 8.25%, 5/15/17 144A	395,000	420
	NewPage Corp., 10.00%, 5/1/12	795,000	552
	NewPage Corp., 11.375%, 12/31/14	1,190,000	1,184
	Novelis, Inc., 7.25%, 2/15/15	784,000	757
	Peabody Energy Corp., 7.875%, 11/1/26	670,000	688
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 144A	665,000	683
	Severstal Columbus LLC, 10.25%, 2/15/18 144A	435,000	457
(d)	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	350,000	312
(d)	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	180,000	160
	Solutia, Inc., 7.875%, 3/15/20	205,000	208
	Steel Dynamics, Inc., 7.625%, 3/15/20 144A	175,000	179
	Teck Resources, Ltd., 10.25%, 5/15/16	165,000	196
	Teck Resources, Ltd., 10.75%, 5/15/19	1,745,000	2,138
	Terra Capital, Inc., 7.75%, 11/1/19	220,000	266
	Texas Industries, Inc., 7.25%, 7/15/13	255,000	251
	United States Steel Corp., 7.375%, 4/1/20	435,000	436
	Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	715,000	694

	Total		21,003

	Building Materials (0.0%)
	Cemex Finance LLC, 9.50%, 12/14/16 144A	655,000	678
	Headwaters, Inc., 11.375%, 11/1/14 144A	165,000	172

	Total		850

	Capital Goods (0.1%)
	Ashtead Capital, Inc., 9.00%, 8/15/16 144A	110,000	111
	Case New Holland, Inc., 7.125%, 3/1/14	115,000	116
	The Manitowoc Co., Inc., 9.50%, 2/15/18	195,000	203
	RSC Equipment Rental, Inc., 9.50%, 12/1/14	565,000	559
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	460,000	488
	Terex Corp., 8.00%, 11/15/17	450,000	438
	United Rentals North America, Inc., 10.875%, 6/15/16	440,000	479

	Total		2,394

	Consumer Products/Retailing (0.3%)
	Hanesbrands, Inc., 8.00%, 12/15/16	170,000	176
	Levi Strauss & Co., 8.875%, 4/1/16	850,000	888
	Limited Brands, Inc., 8.50%, 6/15/19	490,000	546
	Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	580,000	542
	The Neiman Marcus Group, Inc., 10.375%, 10/15/15	625,000	645
	Revlon Consumer Products Corp., 9.75%, 11/15/15 144A	335,000	346
	Rite Aid Corp., 9.375%, 12/15/15	325,000	280
	Rite Aid Corp., 10.25%, 10/15/19	135,000	144

Balanced Portfolio

Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Rite Aid Corp., 10.375%, 7/15/16	255,000	270
SUPERVALU, Inc., 8.00%, 5/1/16	435,000	441
Tops Markets LLC, 10.125%, 10/15/15 144A	400,000	416
Toys R Us Property Co. I LLC, 10.75%, 7/15/17 144A	395,000	440
Toys R Us Property Co. LLC, 8.50%, 12/1/17 144A	405,000	420

Total		5,554

Energy (1.0%)
Basic Energy Services, Inc., 7.125%, 4/15/16	270,000	235
Basic Energy Services, Inc., 11.625%, 8/1/14	165,000	181
Chesapeake Energy Corp., 6.625%, 1/15/16	599,000	587
Chesapeake Energy Corp., 7.25%, 12/15/18	420,000	420
Chesapeake Energy Corp., 9.50%, 2/15/15	330,000	359
Cimarex Energy Co., 7.125%, 5/1/17	585,000	597
Coffeyville Resources LLC, 9.00%, 4/1/15 144A	145,000	148
Coffeyville Resources LLC, 10.875%, 4/1/17 144A	145,000	144
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	435,000	465
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	458
Continental Resources, Inc., 7.375%, 10/1/20 144A	160,000	161
Crosstex Energy/Crosstex Energy Finance Corp., 8.875%, 2/15/18 144A	380,000	392
Denbury Resources, Inc., 8.25%, 2/15/20	350,000	371
El Paso Corp., 7.00%, 6/15/17	515,000	526
El Paso Corp., 7.25%, 6/1/18	640,000	660
El Paso Corp., 7.75%, 1/15/32	670,000	658
El Paso Corp., 8.25%, 2/15/16	235,000	251
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	145,000	145
Forest Oil Corp., 7.25%, 6/15/19	640,000	643
Forest Oil Corp., 8.50%, 2/15/14	235,000	248
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	680,000	700
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	435,000	422
Key Energy Services, Inc., 8.375%, 12/1/14	675,000	683
Linn Energy LLC, 9.875%, 7/1/18	380,000	407
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	490,000	491
Mariner Energy, Inc., 8.00%, 5/15/17	268,000	263
Mariner Energy, Inc., 11.75%, 6/30/16	330,000	370
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	650,000	664
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	835,000	865
Newfield Exploration Co., 6.875%, 2/1/20	1,225,000	1,234
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	725,000	741
OPTI Canada, Inc., 7.875%, 12/15/14	290,000	271
OPTI Canada, Inc., 8.25%, 12/15/14	395,000	371
Petrohawk Energy Corp., 7.875%, 6/1/15	300,000	306
Petrohawk Energy Corp., 10.50%, 8/1/14	185,000	204
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,840,000	1,839
Pioneer Natural Resources Co., 7.50%, 1/15/20	445,000	458
Plains Exploration & Production Co., 7.00%, 3/15/17	500,000	492
Plains Exploration & Production Co., 7.625%, 6/1/18	260,000	263

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Plains Exploration & Production Co., 7.75%, 6/15/15	315,000	319
	Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	387
	Range Resources Corp., 7.25%, 5/1/18	85,000	87
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	247
	SandRidge Energy, Inc., 8.75%, 1/15/20 144A	465,000	453
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	435,000	447
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	175,000	178
	Swift Energy Co., 8.875%, 1/15/20	445,000	463
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	580

	Total		21,854

	Financials (0.9%)
	American General Finance Corp., 5.40%, 12/1/15	480,000	414
	American General Finance Corp., 6.90%, 12/15/17	470,000	412
	Bank of America Corp., 8.125%, 12/29/49	550,000	561
	CIT Group Funding Co. of Delaware LLC., 10.25%, 5/1/16	385,000	398
	CIT Group, Inc., 7.00%, 5/1/16	390,000	360
	CIT Group, Inc., 7.00%, 5/1/17	675,000	623
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	556
	E*TRADE Financial Corp., 0.00%, 8/31/19	700,000	1,117
	E*TRADE Financial Corp., 7.875%, 12/1/15	755,000	725
	General Motors Acceptance Corp. LLC, 8.00%, 3/15/20 144A	970,000	994
	General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	1,249,000	1,191
	General Motors Acceptance Corp. LLC, 8.30%, 2/12/15 144A	580,000	609
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 144A	745,000	718
	International Lease Finance Corp., 5.25%, 1/10/13	390,000	372
	International Lease Finance Corp., 5.875%, 5/1/13	215,000	206
	International Lease Finance Corp., 6.375%, 3/25/13	390,000	381
	International Lease Finance Corp., 8.625%, 9/15/15 144A	580,000	593
	International Lease Finance Corp., 8.75%, 3/15/17 144A	1,190,000	1,217
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	114
	SLM Corp., 5.375%, 1/15/13	80,000	79
	SLM Corp., 5.375%, 5/15/14	520,000	493
	SLM Corp., 5.45%, 4/25/11	2,460,000	2,504
	SLM Corp., 8.00%, 3/25/20	1,210,000	1,178
	SLM Corp., 8.45%, 6/15/18	1,490,000	1,507
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	4
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	7
	Wells Fargo & Co., 7.98%, 3/28/49	570,000	596
	Wells Fargo Capital XIII, 7.70%, 12/26/49	2,150,000	2,220

	Total		20,149

	Foods (0.3%)
	Bumble Bee Foods LLC, 7.75%, 12/15/15 144A	235,000	238
	Constellation Brands, Inc., 7.25%, 9/1/16	1,735,000	1,783
	Constellation Brands, Inc., 8.375%, 12/15/14	285,000	308
	Cott Beverages, Inc., 8.375%, 11/15/17 144A	445,000	460

Balanced Portfolio

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Foods continued
	Dole Food Co., 8.00%, 10/1/16 144A	335,000	343
	Dole Food Co., 13.875%, 3/15/14	191,000	230
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	450,000	461
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	580,000	613
	Smithfield Foods, Inc., 7.75%, 7/1/17	230,000	226
	Smithfield Foods, Inc., 10.00%, 7/15/14 144A	395,000	440
	TreeHouse Foods, Inc., 7.75%, 3/1/18	230,000	239

	Total		5,341

	Gaming/Leisure/Lodging (0.4%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	435,000	457
	AMC Entertainment, Inc., 11.00%, 2/1/16	175,000	188
	Cinemark USA, Inc., 8.625%, 6/15/19	165,000	174
	Corrections Corp. of America, 7.75%, 6/1/17	510,000	533
	Felcor Lodging LP, 10.00%, 10/1/14	335,000	345
	The Geo Group, Inc., 7.75%, 10/15/17 144A	295,000	301
	Harrah’s Operating Co., 10.00%, 12/15/18	1,046,000	866
	Harrah’s Operating Co., 11.25%, 6/1/17	1,150,000	1,239
	Host Hotels & Resorts LP, 7.125%, 11/1/13	355,000	361
	MGM MIRAGE, Inc., 6.75%, 9/1/12	745,000	704
	MGM MIRAGE, Inc., 7.50%, 6/1/16	1,100,000	916
	MGM MIRAGE, Inc., 9.00%, 3/15/20 144A	350,000	361
	MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	460,000	518
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	145,000	143
	Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	675,000	511
	Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	210,000	194
	Penn National Gaming, Inc., 8.75%, 8/15/19 144A	265,000	269
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	165,000	161
	Scientific Games International, Inc., 9.25%, 6/15/19 144A	165,000	175
	Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	351
	Universal City Development Partners, Ltd., 8.875%, 11/15/15 144A	265,000	267
	Universal City Development Partners, Ltd., 10.875%, 11/15/16 144A	135,000	141
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	600,000	598

	Total		9,773

	Health Care/Pharmaceuticals (0.5%)
	Accellent, Inc., 8.375%, 2/1/17 144A	350,000	355
	Accellent, Inc., 10.50%, 12/1/13	195,000	198
	Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	330,000	361
(c)	Biomet, Inc., 10.375%, 10/15/17	785,000	864
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	410,000	437
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	850,000	880
	DaVita, Inc., 7.25%, 3/15/15	590,000	602
	Elan Corp. PLC, 8.75%, 10/15/16 144A	235,000	233
	HCA, Inc., 7.25%, 9/15/20 144A	195,000	198
	HCA, Inc., 7.875%, 2/15/20 144A	330,000	345
	HCA, Inc., 8.50%, 4/15/19 144A	325,000	350
	HCA, Inc., 9.25%, 11/15/16	1,145,000	1,217
(c)	HCA, Inc., 9.625%, 11/15/16	946,000	1,013
	HCA, Inc., 9.875%, 2/15/17 144A	70,000	76

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Health Management Associates, Inc., 6.125%, 4/15/16	590,000	562
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	235,000	240
	RadNet, Inc., 10.375%, 4/1/18 144A	580,000	572
	Select Medical Corp., 7.625%, 2/1/15	290,000	276
	Service Corp. International, 8.00%, 11/15/21	270,000	273
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 144A	500,000	503
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	715,000	774
	US Oncology, Inc., 9.125%, 8/15/17	395,000	413
	Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II Inc., 8.00%, 2/1/18 144A	390,000	379

	Total		11,121

	Media (0.7%)
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	768,120	924
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	830,000	853
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 144A	540,000	563
	CSC Holdings, Inc., 7.875%, 2/15/18	1,005,000	1,055
	CSC Holdings, Inc., 8.50%, 4/15/14 144A	150,000	160
	CSC Holdings, Inc., 8.625%, 2/15/19 144A	235,000	257
(c)	Dex One Corp., 12.00%, 1/29/17	537,599	548
	DISH DBS Corp., 7.125%, 2/1/16	775,000	790
	DISH DBS Corp., 7.875%, 9/1/19	2,305,000	2,397
	Intelsat Corp., 9.25%, 8/15/14	400,000	410
	Intelsat Jackson Holdings, Ltd., 8.50%, 11/1/19 144A	500,000	525
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	685,000	742
	Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	70,000	72
	Lamar Media Corp., 6.625%, 8/15/15	775,000	752
	The McClatchy Co., 11.50%, 2/15/17 144A	290,000	296
	Media General, Inc., 11.75%, 2/15/17 144A	515,000	509
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	200,000	205
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19 144A	230,000	237
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	190,000	215
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	235,000	266
(e)	Nielsen Finance LLC/Nielsen Finance Co., 12.50%, 8/1/16	195,000	185
	QVC, Inc., 7.375%, 10/15/20 144A	570,000	573
	QVC, Inc., 7.50%, 10/1/19 144A	430,000	439
	The Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	435,000	444
	Sirius XM Radio, Inc., 8.75%, 4/1/15 144A	290,000	289
	Sun Media Corp., 7.625%, 2/15/13	35,000	34
	Univision Communications, Inc., 12.00%, 7/1/14 144A	295,000	323
	UPC Germany GmbH, 8.125%, 12/1/17 144A	780,000	804
	Videotron Ltee, 6.875%, 1/15/14	491,000	498
	Videotron Ltee, 9.125%, 4/15/18	110,000	122
	Virgin Media Finance PLC, 9.50%, 8/15/16	155,000	169
	Virgin Media Finance PLC., 8.375%, 10/15/19	335,000	344

Balanced Portfolio

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	260,000	281

	Total		16,281

	Real Estate (0.1%)
	Colonial Realty LP, 6.05%, 9/1/16	360,000	339
	DuPont Fabros Technology LP, 8.50%, 12/15/17 144A	550,000	567
	iStar Financial, Inc., 5.15%, 3/1/12	1,580,000	1,383
	iStar Financial, Inc., 8.625%, 6/1/13	565,000	483

	Total		2,772

	Services (0.0%)
	ARAMARK Corp., 8.50%, 2/1/15	630,000	644
	Avis Budget Car Rental LLC/Avia Budget Finance, Inc., 9.625%, 3/15/18 144A	205,000	214

	Total		858

	Technology (0.2%)
	First Data Corp., 9.875%, 9/24/15	1,165,000	1,005
(c)	First Data Corp., 10.55%, 9/24/15	580,000	490
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	572,620	550
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	585,000	630
	Iron Mountain, Inc., 8.00%, 6/15/20	775,000	794
	Iron Mountain, Inc., 8.375%, 8/15/21	280,000	291
	SunGard Data Systems, Inc., 10.625%, 5/15/15	425,000	463
	ViaSat, Inc., 8.875%, 9/15/16 144A	100,000	102
	West Corp., 11.00%, 10/15/16	195,000	207

	Total		4,532

	Telecommunications (0.8%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	605,000	613
	Cincinnati Bell, Inc., 8.75%, 3/15/18	495,000	499
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	590,000	600
	Clearwire Corp., 12.00%, 12/1/15 144A	670,000	684
	Cricket Communications, Inc., 7.75%, 5/15/16	435,000	451
	Cricket Communications, Inc., 10.00%, 7/15/15	475,000	494
	Crown Castle International Corp., 7.125%, 11/1/19	500,000	506
	Crown Castle International Corp., 9.00%, 1/15/15	120,000	130
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	225,000	223
	Digicel Group, Ltd., 10.50%, 4/15/18 144A	200,000	208
	Equinix, Inc., 8.125%, 3/1/18	580,000	600
	Frontier Communications Corp., 8.125%, 10/1/18	500,000	500
	Frontier Communications Corp., 9.00%, 8/15/31	520,000	507
	GCI, Inc., 8.625%, 11/15/19 144A	550,000	560
	Level 3 Financing, Inc., 10.00%, 2/1/18 144A	225,000	215
	MetroPCS Wireless, Inc., 9.25%, 11/1/14	590,000	600
	New Communications Holdings, Inc., 8.25%, 4/15/17 144A	290,000	295
	New Communications Holdings, Inc., 8.50%, 4/15/20 144A	580,000	584
	New Communications Holdings, Inc., 8.75%, 4/15/22 144A	580,000	580
	Nextel Communications, Inc., 6.875%, 10/31/13	475,000	463
	NII Capital Corp., 8.875%, 12/15/19 144A	270,000	280

Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
PAETEC Holding Corp., 8.875%, 6/30/17 144A	220,000	226
Qwest Communications International, Inc., 7.125%, 4/1/18 144A	460,000	475
Qwest Communications International, Inc., 8.00%, 10/1/15 144A	500,000	533
Qwest Corp., 8.375%, 5/1/16	115,000	129
SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	330,000	347
SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	230,000	245
Sprint Capital Corp., 6.90%, 5/1/19	880,000	805
Sprint Nextel Corp., 6.00%, 12/1/16	860,000	776
Sprint Nextel Corp., 8.375%, 8/15/17	880,000	885
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	460,000	508
Wind Acquisition Holding Finance SpA, 12.25%, 7/15/17 144A	500,000	495
Windstream Corp., 7.00%, 3/15/19	500,000	466
Windstream Corp., 7.875%, 11/1/17	335,000	330
Windstream Corp., 8.625%, 8/1/16	865,000	885

Total		16,697

Transportation (0.1%)
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,500,000	1,511
Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	230,000	236
Martin Midstream Partners & Finance, 8.875%, 4/1/18 144A	145,000	147
Stena AB, 7.50%, 11/1/13	200,000	205
Teekay Corp., 8.50%, 1/15/20	115,000	120

Total		2,219

Utilities (0.5%)
The AES Corp., 7.75%, 10/15/15	380,000	387
The AES Corp., 8.00%, 10/15/17	695,000	705
The AES Corp., 8.00%, 6/1/20	600,000	598
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	402
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,353
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	993
Dynegy Holdings, Inc., 7.50%, 6/1/15	345,000	286
Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	366
Dynegy Holdings, Inc., 8.375%, 5/1/16	625,000	519
Edison Mission Energy, 7.00%, 5/15/17	765,000	534
Edison Mission Energy, 7.20%, 5/15/19	775,000	535
Edison Mission Energy, 7.50%, 6/15/13	415,000	360
Elwood Energy LLC, 8.159%, 7/5/26	473,483	448
Energy Future Holdings Corp., 10.00%, 1/15/20 144A	125,000	130
Energy Future Holdings Corp., 10.875%, 11/1/17	1,085,000	806
Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	536
NRG Energy, Inc., 7.375%, 2/1/16	130,000	129
NRG Energy, Inc., 7.375%, 1/15/17	490,000	485
RRI Energy, Inc., 7.625%, 6/15/14	495,000	463
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	1,310,000	910

Total		10,945

Total Below Investment Grade Segment (Cost: $157,338)		164,903

Balanced Portfolio

	Short-Term Investments (18.8%)	Shares/ $ Par	Value $ (000’s)

	Asset-Backed Securities (0.6%)

(b)	AmeriCredit Prime Automobile Receivables Trust, Series 2009-1, Class A1, 0.331%, 11/15/10	1,039,925	1,040
(b)	Bank of America Auto Trust, Series 2010-1A, Class A1, 0.262%, 2/15/11 144A	5,490,538	5,490
(b)	Ford Credit Auto Lease Trust, Series 2010-A, Class A1, 0.283%, 2/15/11 144A	4,431,759	4,432
(k)	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A1, 0.261%, 2/21/11	3,001,288	3,001

	Total		13,963

	Autos (1.8%)

(b)	American Honda Finance Corp., 0.20%, 5/12/10	10,000,000	9,998
(b)	American Honda Finance Corp., 1.00%, 8/13/10 144A	10,000,000	9,996
(b)	Toyota Motor Credit Corp., 0.24%, 4/21/10	10,000,000	9,999
(b)	Toyota Motor Credit Corp., 0.25%, 5/14/10	10,000,000	9,997

	Total		39,990

	Commercial Banks Non-US (0.3%)

(k)	Royal Bank of Canada, 0.14%, 4/30/10	7,000,000	6,999

	Total		6,999

	Electric Utilities (0.4%)

(k)	Xcel Energy, Inc., 0.25%, 5/6/10	10,000,000	9,998

	Total		9,998

	Energy (1.3%)

(b)	Duke Energy Corp., 0.23%, 4/12/10	1,700,000	1,700
(b)	Duke Energy Corp., 0.26%, 4/8/10	8,000,000	8,000
(b)	Sempra Global, 0.27%, 4/5/10	18,356,000	18,355

	Total		28,055

	Federal Government & Agencies (1.3%)

(b)	Federal Home Loan Bank , 0.10%, 5/28/10	30,000,000	29,995

	Total		29,995

	Finance Lessors (0.9%)

(b)	Kitty Hawk Funding Corp., 0.17%, 4/6/10	10,000,000	10,000
(b)	Kitty Hawk Funding Corp., 0.23%, 6/11/10	10,000,000	9,994

	Total		19,994

	Short-Term Investments (18.8%)	Shares/ $ Par	Value $ (000’s)

	Finance Services (2.8%)

(b)	Alpine Securitization, 0.18%, 4/22/10	10,000,000	9,999
(b)	Alpine Securitization, 0.18%, 4/27/10	10,000,000	9,999
(b)	Ciesco LLC, 0.18%, 4/20/10	10,000,000	9,999
(b)	Ciesco LLC, 0.20%, 5/24/10	10,000,000	9,997
(b)	Liberty Street Funding LLC, 0.16%, 4/1/10	10,000,000	10,000
(b)	Liberty Street Funding LLC, 0.20%, 4/26/10	10,000,000	9,999
(k)	Merrill Lynch & Co., Inc., 2.50%, 5/12/10	3,000,000	3,006

	Total		62,999

	Food Processors (0.4%)

(b)	Kellogg Co., 0.17%, 4/1/10	8,000,000	8,000

	Total		8,000

	Life Insurance (0.2%)

(b)(n)	New York Life Global Funding, 0.248%, 4/1/11 144A	5,000,000	5,000

	Total		5,000

	Miscellaneous Business Credit Institutions (1.8%)

(b)	General Electric Capital, 0.18%, 5/11/10	10,000,000	9,998
(b)	General Electric Capital, 0.21%, 4/26/10	10,000,000	9,998
(b)	Park Avenue Receivables Corp., 0.16%, 4/8/10	10,000,000	10,000
(b)	Park Avenue Receivables Corp., 0.17%, 4/28/10	10,000,000	9,999

	Total		39,995

	Personal Credit Institutions (3.6%)

(b)	HSBC Finance Corp., 0.17%, 4/9/10	20,000,000	19,999
(b)	Old Line Funding LLC, 0.17%, 4/12/10	10,000,000	9,999
(b)	Old Line Funding LLC, 0.18%, 4/23/10	10,000,000	9,999
(b)	Straight-A Funding LLC, 0.19%, 5/17/10	10,000,000	9,998
(b)	Straight-A Funding LLC, 0.20%, 5/10/10	10,000,000	9,998
(b)	Thunder Bay Funding LLC, 0.16%, 4/13/10	10,000,000	9,999
(b)	Thunder Bay Funding LLC, 0.17%, 4/6/10	10,000,000	10,000

	Total		79,992

Balanced Portfolio

	Short-Term Investments (18.8%)	Shares/ $ Par	Value $ (000’s)

	Security Brokers and Dealers (0.5%)

(b)	Morgan Stanley, 0.349%, 5/7/10	10,000,000	10,002

	Total		10,002

	Short Term Business Credit (2.2%)

(b)	Atlantic Asset Securitization LLC, 0.17%, 4/8/10	10,000,000	9,999
(b)	Atlantic Asset Securitization LLC, 0.19%, 5/13/10	10,000,000	9,998
(b)	Falcon Asset Securitization Co. LLC, 0.16%, 4/19/10	10,000,000	9,999
(b)	Ranger Funding Co. LLC, 0.21%, 4/20/10	10,000,000	9,999
(b)	Sheffield Receivables, 0.15%, 4/5/10	10,000,000	10,000

	Total		49,995

	Telecommunications (0.7%)

(k)	Vodafone Group PLC, 0.22%, 4/1/10	16,180,000	16,180

	Total		16,180

	Total Short-Term Investments (Cost: $421,160)		421,157

	Total Investments (103.1%) (Cost:$2,157,160)(a)		2,309,579

	Other Assets, Less Liabilities (-3.1%)		(68,755)

	Net Assets (100.0%)		2,240,824

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $158,829 representing 7.09% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $2,157,160 and the net unrealized appreciation of investments based on that cost was $152,419 which is comprised of $200,664 aggregate gross unrealized appreciation and $48,245 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at March 31, 2010, $26,535)	160	6/10	$250
Midcap 400 Index Futures (Long) (Total Notional Value at March 31, 2010, $3,895)	10	6/10	46
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2010, $108,685)	381	6/10	2,299
US Five Year Note Commodity (Long) (Total Notional Value at March 31, 2010, $31,231)	270	6/10	(225)
US Long Bond (CBT) Commodity (Long) (Total Notional Value at March 31, 2010, $28,015)	241	6/10	(29)
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2010, $20,301)	175	6/10	(43)
US Two Year Treasury Note (Short) (Total Notional Value at March 31, 2010, $267,344)	1,232	6/10	54

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or a portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on March 31, 2010.

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	AUD	6,264	5/10	$—	$(27)	$(27)
Sell	MXN	27,900	4/10	—	(37)	(37)

				$—	$(64)	$(64)

AUD — Australian Dollar

MXN — Mexican New Peso

Balanced Portfolio

(j)	Swap agreements outstanding on March 31, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse International	Russell 2000 Growth Index	Russell 2000 Growth Index Total Return	3 Month USD LIBOR - 130 Basis Points (Bps)	5/10	14,211	$(2,007)
Credit Suisse International	Russell 1000 Value Index	3 Month USD LIBOR - 25 Bps	Russell 1000 Value Index Total Return	5/10	71,919	7,920
Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD LIBOR - 45 Bps	5/10	72,410	(7,103)
Credit Suisse International	Russell 2000 Value Index	3 Month USD LIBOR - 90 Bps	Russell 2000 Value Index Total Return	5/10	14,390	2,198
Goldman Sachs International	MSCI Daily Net EAFE Index	3 Month USD LIBOR - 25 Bps	MSCI Daily Net EAFE Index Total Return	8/10	131,033	8,927
Goldman Sachs International	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3 Month USD LIBOR - 35 Bps	5/10	85,034	(10,895)
Goldman Sachs International	Russell Midcap Value Index	3 Month USD LIBOR - 5 Bps	Russell Midcap Value Index Total Return	5/10	87,841	11,942
JPMorgan Chase Bank, N.A.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD LIBOR - 60 Bps	5/10	120,684	(11,838)
JPMorgan Chase Bank, N.A.	Russell 2000 Growth Index	Russell 2000 Growth Index Total Return	3 Month USD LIBOR - 83 Bps	5/11	25,000	(1,885)
JPMorgan Chase Bank, N.A.	Russell 1000 Value Index	3 Month USD LIBOR - 40 Bps	Russell 1000 Value Index Total Return	5/10	119,866	13,201
JPMorgan Chase Bank, N.A.	Russell 2000 Value Index	3 Month USD LIBOR - 45 Bps	Russell 2000 Value Index Total Return	5/11	25,001	1,885
JPMorgan Chase Bank, N.A.	Russell 2000 Growth Biotechnology Industry Index	3 Month USD LIBOR - 70 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/10	1,048	41

						$12,386

(k)	Cash and securities with an aggregate value of $87,254 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2010.

(n)	At March 31, 2010 portfolio securities with an aggregate value of $10,250 (in thousands) were valued with reference to securities whose values are more readily available.

(p)	Restricted securities (excluding 144A issues) on March 31, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

Charter Communications, Inc. - Class A (15,915 restricted shares)	11/30/09	$398	$549	0.02%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and

Balanced Portfolio

requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$757,938	$-	$-

Foreign Common Stocks	99,387	-	-

Preferred Stocks	163	-	-

US Government & Agency Bonds	-	290,973	-

Corporate Bonds	-	329,007	-

Foreign Bonds	-	17,937	-

Municipal Bonds	-	881	-

Structured Products	-	391,781	355

Short-Term Investments	-	421,157	-

Other Financial Instruments^	2,649	46,114	-

Liabilities:

Other Financial Instruments^	(297)	(33,792)	-

Total	$859,840	$1,464,058	$355

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Domestic Common Stocks and Warrants (47.9%)	Shares/	Value
		$ Par	$ (000’s)

	Large Cap Common Stocks (33.3%)

	Consumer Discretionary (3.5%)

	Abercrombie & Fitch Co. - Class A	9,500	434
*	Amazon.com, Inc.	4,200	570
	Coach, Inc.	5,700	225
*	DIRECTV - Class A	9,000	304
	Johnson Controls, Inc.	17,100	564
*	Kohl’s Corp.	16,200	888
	Lowe’s Cos., Inc.	15,100	366
	Marriott International, Inc. - Class A	12,100	382
	McDonald’s Corp.	14,700	981
	The McGraw-Hill Cos., Inc.	19,500	695
	NIKE, Inc. - Class B	12,000	882
	Omnicom Group, Inc.	8,300	322
	Staples, Inc.	9,200	215
	Starwood Hotels & Resorts Worldwide, Inc.	7,600	355
	Target Corp.	18,600	978
	The Walt Disney Co.	7,200	251

	Total		8,412

	Consumer Staples (4.5%)

	The Coca-Cola Co.	12,600	693
	Colgate-Palmolive Co.	7,700	657
	ConAgra Foods, Inc.	15,000	376
	Costco Wholesale Corp.	8,900	531
	CVS Caremark Corp.	16,805	614
	General Mills, Inc.	5,900	418
	H.J. Heinz Co.	12,200	556
*	Hansen Natural Corp.	6,400	278
	PepsiCo, Inc.	25,700	1,700
	Philip Morris International, Inc.	27,600	1,440
	The Procter & Gamble Co.	24,900	1,575
	Wal-Mart Stores, Inc.	35,300	1,963

	Total		10,801

	Energy (1.3%)

	Anadarko Petroleum Corp.	4,500	328
	Exxon Mobil Corp.	6,700	449
	Halliburton Co.	14,800	446
	Hess Corp.	6,700	419
	Occidental Petroleum Corp.	5,700	482
	Petroleo Brasileiro SA, ADR	3,300	147
	Schlumberger, Ltd.	11,100	704
*	Southwestern Energy Co.	5,900	240

	Total		3,215

	Financials (1.9%)

	Aflac, Inc.	8,800	478
	American Express Co.	9,100	375
	Bank of America Corp.	27,900	498
	CME Group, Inc. - Class A	1,100	348

	Domestic Common Stocks and Warrants (47.9%)	Shares/	Value
		$ Par	$ (000’s)

	Financials continued

	The Goldman Sachs Group, Inc.	4,600	785
	JPMorgan Chase & Co.	8,900	398
	Morgan Stanley	9,900	290
	Prudential Financial, Inc.	6,300	381
	State Street Corp.	8,700	393
	T. Rowe Price Group, Inc.	10,000	549

	Total		4,495

	Health Care (5.1%)

	Abbott Laboratories	24,700	1,301
	Allergan, Inc.	10,000	653
*	Amgen, Inc.	13,500	807
	Baxter International, Inc.	12,284	715
*	Celgene Corp.	24,500	1,518
*	Express Scripts, Inc.	16,400	1,669
*	Gilead Sciences, Inc.	25,500	1,160
	Johnson & Johnson	16,000	1,043
*	Medco Health Solutions, Inc.	13,000	839
	Medtronic, Inc.	15,300	689
	Merck & Co., Inc.	19,528	729
	Teva Pharmaceutical Industries, Ltd., ADR	11,400	719
*	Thermo Fisher Scientific, Inc.	1,500	77
	UnitedHealth Group, Inc.	10,700	350

	Total		12,269

	Industrials (3.7%)

	3M Co.	9,700	811
	Caterpillar, Inc.	5,300	333
	Cummins, Inc.	9,100	564
	Danaher Corp.	10,200	815
	Deere & Co.	7,100	422
	FedEx Corp.	4,500	420
	Honeywell International, Inc.	13,600	616
	Illinois Tool Works, Inc.	11,500	545
	Lockheed Martin Corp.	4,200	350
	Norfolk Southern Corp.	8,400	469
	PACCAR, Inc.	8,000	347
	Precision Castparts Corp.	4,800	608
	Raytheon Co.	7,900	451
	Union Pacific Corp.	5,800	425
	United Parcel Service, Inc. - Class B	10,900	702
	United Technologies Corp.	13,000	957

	Total		8,835

	Information Technology (10.8%)

*	Adobe Systems, Inc.	10,600	375
*	Agilent Technologies, Inc.	9,600	330
	Altera Corp.	7,500	182
	Analog Devices, Inc.	9,400	271
*	Apple, Inc.	12,000	2,819
	Automatic Data Processing, Inc.	10,300	458
	Broadcom Corp. - Class A	9,500	315

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (47.9%)	Shares/	Value
		$ Par	$ (000’s)

	Information Technology continued
*	Cisco Systems, Inc.	84,400	2,197
*	Cognizant Technology Solutions Corp. - Class A	15,400	785
	Corning, Inc.	23,500	475
*	Dell, Inc.	27,800	417
*	Google, Inc. - Class A	3,300	1,871
	Hewlett-Packard Co.	26,800	1,425
	Intel Corp.	44,400	988
	International Business Machines Corp.	17,400	2,232
*	Intuit, Inc.	8,600	295
*	Juniper Networks, Inc.	20,000	614
	LG Display Co., Ltd., ADR	4,300	76
*	Marvell Technology Group, Ltd.	34,600	705
	MasterCard, Inc. - Class A	1,500	381
	Microsoft Corp.	98,900	2,895
*	NetApp, Inc.	17,400	567
*	NVIDIA Corp.	15,600	271
	Oracle Corp.	53,500	1,374
	Paychex, Inc.	8,700	267
	QUALCOMM, Inc.	23,700	995
*	Symantec Corp.	14,800	251
	Texas Instruments, Inc.	17,500	428
	Visa, Inc. - Class A	6,500	592
*	Western Digital Corp.	6,400	250
	Western Union Co.	26,200	444
*	Yahoo!, Inc.	20,800	344

	Total		25,889

	Materials (1.6%)

	Alcoa, Inc.	30,800	439
	The Dow Chemical Co.	11,800	349
	Ecolab, Inc.	5,900	259
	Freeport-McMoRan Copper & Gold, Inc.	5,200	434
	Monsanto Co.	9,100	650
	Potash Corp. of Saskatchewan, Inc.	4,700	561
	Praxair, Inc.	12,800	1,062

	Total		3,754

	Other Holdings (0.6%)

	iShares Russell 1000 Growth Index Fund	26,300	1,366

	Total		1,366

	Telecommunication Services (0.3%)

*	American Tower Corp. -
	Class A	17,100	729

	Total		729

	Total Large Cap Common Stocks		79,765

	Mid Cap Common Stocks (9.4%)

	Consumer Discretionary (1.9%)

*	Apollo Group, Inc. - Class A	2,100	129
*	Bed Bath & Beyond, Inc.	2,900	127

	Domestic Common Stocks and Warrants (47.9%)	Shares/	Value
		$ Par	$ (000’s)

	Consumer Discretionary continued
*	BorgWarner, Inc.	5,900	225
(p)*	Charter Communications, Inc. - Class A	2,806	97
	Chico’s FAS, Inc.	16,000	231
*	Collective Brands, Inc.	5,100	116
	DeVry, Inc.	11,100	724
*	Dollar Tree, Inc.	10,800	639
*	Focus Media Holding, Ltd., ADR	3,400	62
*	GameStop Corp. - Class A	16,100	353
	International Game Technology	15,400	284
*	Jack in the Box, Inc.	16,300	384
	Limited Brands, Inc.	6,200	153
	Nordstrom, Inc.	2,500	102
*	O’Reilly Automotive, Inc.	11,100	463
*	Penn National Gaming, Inc.	8,700	242
*	Priceline.com, Inc.	700	178

	Total		4,509

	Consumer Staples (0.3%)

	The J.M. Smucker Co.	4,200	253
	Mead Johnson Nutrition Co.	5,000	260
*	Ralcorp Holdings, Inc.	3,000	204

	Total		717

	Energy (0.5%)

*	Cameron International Corp.	10,700	459
	Ensco PLC, ADR	2,800	125
*	Petrohawk Energy Corp.	14,700	298
	Range Resources Corp.	4,800	225
*	SandRidge Energy, Inc.	2,900	22
	Smith International, Inc.	3,800	163

	Total		1,292

	Financials (0.9%)

	Assured Guaranty, Ltd.	11,900	261
*	IntercontinentalExchange, Inc.	1,815	204
	Invesco, Ltd.	8,300	182
*	MBIA, Inc.	18,500	116
	Moody’s Corp.	3,800	113
	Northern Trust Corp.	6,400	354
	Raymond James Financial, Inc.	21,650	579
	SEI Investments Co.	11,100	244
	Synovus Financial Corp.	51,800	170

	Total		2,223

	Health Care (1.1%)

	AmerisourceBergen Corp.	10,800	312
*	Cerner Corp.	2,200	187
*	Charles River Laboratories International, Inc.	7,200	283
*	DaVita, Inc.	8,450	536
*	Immucor, Inc.	22,476	503
*	Mettler-Toledo International, Inc.	4,300	470
*	Psychiatric Solutions, Inc.	12,200	364

	Total		2,655

Asset Allocation Portfolio

		Shares/	Value
	Domestic Common Stocks and Warrants (47.9%)	$ Par	$ (000’s)

	Industrials (1.7%)

	C.H. Robinson Worldwide, Inc.	4,350	243
*	Corrections Corp. of America	20,400	405
	Dover Corp.	9,200	430
	Expeditors International of Washington, Inc.	9,600	354
*	Foster Wheeler AG	20,500	556
*	FTI Consulting, Inc.	3,200	126
	L-3 Communications Holdings, Inc.	3,100	284
	MSC Industrial Direct Co., Inc. - Class A	8,200	416
	Regal-Beloit Corp.	9,650	573
	Ritchie Bros. Auctioneers, Inc.	5,700	123
	Robert Half International, Inc.	9,500	289
	Roper Industries, Inc.	4,279	248

	Total		4,047

	Information Technology (2.4%)

*	Alliance Data Systems Corp.	9,300	595
	Amphenol Corp. - Class A	14,400	608
*	Autodesk, Inc.	8,300	244
*	Avago Technologies, Ltd.	9,758	201
*	BMC Software, Inc.	13,300	505
*	Citrix Systems, Inc.	8,600	408
	FactSet Research Systems, Inc.	4,800	352
	Global Payments, Inc.	5,800	264
	KLA-Tencor Corp.	4,900	152
	Microchip Technology, Inc.	10,000	282
*	Seagate Technology	15,800	289
*	Silicon Laboratories, Inc.	6,700	319
*	Sybase, Inc.	6,200	289
*	VeriFone Holdings, Inc.	16,600	335
	Xilinx, Inc.	16,900	431
*	Zebra Technologies Corp. - Class A	12,200	361

	Total		5,635

	Materials (0.3%)

	Martin Marietta Materials, Inc.	1,500	125
*	Owens-Illinois, Inc.	12,900	458
*	Titanium Metals Corp.	14,500	241

	Total		824

	Telecommunication Services (0.1%)

*	SBA Communications Corp. - Class A	7,100	256

	Total		256

	Utilities (0.2%)

	EQT Corp.	9,400	385

	Total		385

	Total Mid Cap Common Stocks		22,543

		Shares/	Value
	Domestic Common Stocks and Warrants (47.9%)	$ Par	$ (000’s)

	Small Cap Common Stocks (5.2%)

	Consumer Discretionary (1.0%)

*	American Public Education, Inc.	3,450	161
*	Bally Technologies, Inc.	1,850	75
*	Buffalo Wild Wings, Inc.	2,950	142
*	Carter’s, Inc.	5,800	175
*	Coinstar, Inc.	1,800	58
*	Deckers Outdoor Corp.	1,800	248
*	Deer Consumer Products, Inc.	7,800	95
*	Dex One Corp.	1,989	55
*	Grand Canyon Education, Inc.	3,200	84
	Guess?, Inc.	4,000	188
*	LKQ Corp.	10,100	205
*	Lululemon Athletica, Inc.	2,200	91
*	Lumber Liquidators Holdings, Inc.	6,500	173
	Monro Muffler Brake, Inc.	6,500	232
*	P.F. Chang’s China Bistro, Inc.	2,100	93
*	Ulta Salon, Cosmetics & Fragrance, Inc.	8,250	187
*	Vitamin Shoppe, Inc.	4,000	90
*	Zumiez, Inc.	8,202	168

	Total		2,520

	Consumer Staples (0.2%)

	Alberto-Culver Co.	4,800	126
	Flowers Foods, Inc.	4,450	110
*	TreeHouse Foods, Inc.	4,444	195

	Total		431

	Energy (0.4%)

*	Arena Resources, Inc.	5,650	189
	CARBO Ceramics, Inc.	1,600	100
*	Carrizo Oil & Gas, Inc.	6,200	142
*	Contango Oil & Gas Co.	1,800	92
	EXCO Resources, Inc.	7,050	129
*	Rex Energy Corp.	5,100	58
*	Whiting Petroleum Corp.	2,000	162

	Total		872

	Financials (0.4%)

	Boston Private Financial Holdings, Inc.	23,900	176
	Digital Realty Trust, Inc.	2,628	143
*	KBW, Inc.	3,941	106
*	MF Global Holdings, Ltd.	15,900	128
	MFA Financial, Inc.	18,800	138
*	Portfolio Recovery Associates, Inc.	4,346	239

	Total		930

	Health Care (0.8%)

*	Align Technology, Inc.	7,500	145
*	Allscripts-Misys Healthcare Solutions, Inc.	6,050	118
*	Amedisys, Inc.	2,200	122

Asset Allocation Portfolio

		Shares/	Value
	Domestic Common Stocks and Warrants (47.9%)	$ Par	$ (000’s)

	Health Care continued
*	American Medical Systems Holdings, Inc.	5,300	99
*	athenahealth, Inc.	3,750	137
*	Clarient, Inc.	26,350	69
*	Conceptus, Inc.	3,050	61
*	Dexcom, Inc.	9,659	94
*	Illumina, Inc.	4,600	179
*	IPC The Hospitalist Co.	4,565	160
	Masimo Corp.	4,243	113
*	Micrus Endovascular Corp.	3,400	67
*	Nanosphere, Inc.	2,800	13
*	Nektar Therapeutics	6,900	105
*	NuVasive, Inc.	1,800	81
*	Obagi Medical Products, Inc.	8,300	101
*	Thoratec Corp.	5,751	192
*	Transcend Services, Inc.	3,800	62
*	Volcano Corp.	4,350	105

	Total		2,023

	Industrials (0.7%)

	Aegean Marine Petroleum Network, Inc.	6,450	183
*	CAI International, Inc.	4,000	49
	CIRCOR International, Inc.	1,901	63
*	Generac Holdings, Inc.	6,500	91
*	GrafTech International, Ltd.	7,250	99
*	Hub Group, Inc. - Class A	6,650	186
	Knight Transportation, Inc.	21,049	444
*	Orion Marine Group, Inc.	2,150	39
*	Oshkosh Corp.	2,400	97
*	SmartHeat, Inc.	6,500	70
	Snap-on, Inc.	2,450	106
	TransDigm Group, Inc.	3,500	186

	Total		1,613

	Information Technology (1.4%)

*	Advanced Energy Industries, Inc.	8,291	137
*	ArcSight, Inc.	4,250	120
*	Atheros Communications, Inc.	2,550	99
*	Calix, Inc.	4,900	66
*	CommScope, Inc.	3,950	111
*	Comtech Telecommunications Corp.	4,850	155
*	Concur Technologies, Inc.	2,250	92
*	CyberSource Corp.	7,050	124
*	DG Fastchannel, Inc.	5,700	182
*	Diodes, Inc.	5,000	112
*	F5 Networks, Inc.	2,700	166
*	Mellanox Technologies, Ltd.	7,100	167
*	Microsemi Corp.	9,100	158
*	MKS Instruments, Inc.	6,550	128
*	Netezza Corp.	8,850	113
*	OpenTable, Inc.	4,150	158
*	Rubicon Technology, Inc.	6,801	137
*	Solarwinds, Inc.	7,663	166
*	Sourcefire, Inc.	4,900	113
*	Switch and Data Facilities Co., Inc.	10,332	184

			Shares/	Value
	Domestic Common Stocks and Warrants (47.9%)		$ Par	$ (000’s)

	Information Technology continued
*	Synchronoss Technologies, Inc.		10,100	196
*	Taleo Corp. - Class A		4,600	119
*	The Ultimate Software Group, Inc.		2,800	92
*	VanceInfo Technologies, Inc., ADR		5,645	126
*	VistaPrint NV		2,150	123

	Total			3,344

	Materials (0.1%)

*	Intrepid Potash, Inc.		5,050	153

	Total			153

	Other Holdings (0.2%)

*	iShares Nasdaq Biotechnology Index Fund		1,500	137
	SPDR Metals & Mining ETF		5,900	335

	Total			472

	Total Small Cap Common Stocks			12,358

	Total Domestic Common Stocks and Warrants Cost: $96,209)			114,666

	Foreign Common Stocks (5.1%)	Country

	Other Holdings (5.1%)

	iShares MSCI EAFE Index Fund	United States	93,000	5,208
	iShares MSCI Emerging Markets Index	United States	165,000	6,950

	Total Foreign Common Stocks (Cost: $11,442)			12,158

	Preferred Stocks (0.0%)

	Finance Services (0.0%)

	General Motors Acceptance Corp.		28	21

	Total Preferred Stocks (Cost: $7)			21

	Investment Grade Segment (4.8%)

	Aerospace/Defense (0.0%)
	BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		15,000	16
	Goodrich Corp., 4.875%, 3/1/20		15,000	15
	Meccanica Holdings USA, 6.25%, 7/15/19 144A		15,000	16

	Total			47

	Auto Manufacturing (0.0%)
	American Honda Finance Corp., 3.50%, 3/16/15 144A		35,000	35
	PACCAR Financial Corp., 1.95%, 12/17/12		10,000	10
	PACCAR, Inc., 6.875%, 2/15/14		20,000	23

	Total			68

Asset Allocation Portfolio

	Shares/	Value
Investment Grade Segment (4.8%)	$ Par	$ (000’s)

Banking (1.2%)

Ameriprise Financial, Inc., 5.30%, 3/15/20	5,000	5
ANZ National (Int’l), Ltd./London, 2.375%, 12/21/12 144A	135,000	135
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	195,000	208
Bank of America Corp., 5.75%, 12/1/17	20,000	20
Bank of America Corp., 6.00%, 9/1/17	30,000	31
The Bank of New York Mellon Corp., 5.125%, 8/27/13	15,000	16
Bank One Corp., 5.25%, 1/30/13	235,000	253
Citigroup, Inc., 6.125%, 11/21/17	65,000	67
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	43
Countrywide Home Loans, Inc., 4.00%, 3/22/11	55,000	57
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	5,000	5
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/29/49 144A	60,000	50
Fifth Third Bancorp, 8.25%, 3/1/38	25,000	26
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	5,000	5
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	53
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	5
JPMorgan Chase & Co., 4.95%, 3/25/20	60,000	59
JPMorgan Chase & Co., 6.00%, 1/15/18	10,000	11
JPMorgan Chase & Co., 7.90%, 4/30/49	85,000	91
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	250,000	249
Merrill Lynch & Co., 6.22%, 9/15/26	20,000	19
Merrill Lynch & Co., 6.40%, 8/28/17	120,000	126
Morgan Stanley, 5.375%, 10/15/15	100,000	104
Morgan Stanley, 5.95%, 12/28/17	100,000	103
Morgan Stanley, 6.625%, 4/1/18	40,000	43
Morgan Stanley, 7.30%, 5/13/19	5,000	6
Nationwide Building Society, 2.50%, 8/17/12 144A	250,000	254
NB Capital Trust IV, 8.25%, 4/15/27	85,000	86
Nomura Holdings, Inc., 6.70%, 3/4/20	30,000	31
PNC Financial Services Group, Inc., 8.25%, 5/29/49	60,000	62
Swedbank AB, 2.90%, 1/14/13 144A	500,000	512
U.S. Bancorp, 3.15%, 3/4/15	30,000	30
UnionBanCal Corp., 5.25%, 12/16/13	50,000	53
Wells Fargo & Co., 3.75%, 10/1/14	5,000	5
Westpac Banking Corp., 4.20%, 2/27/15	20,000	21

Total		2,844

Beverage/Bottling (0.2%)
Anheuser-Busch Cos., 4.50%, 4/1/18	5,000	5
Anheuser-Busch Cos., 5.75%, 4/1/36	15,000	15
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	70,000	90
Bottling Group LLC, 4.625%, 11/15/12	35,000	38
Bottling Group LLC, 5.125%, 1/15/19	20,000	21
Bottling Group LLC, 5.50%, 4/1/16	50,000	55
Diageo Capital PLC, 4.375%, 5/3/10	45,000	45
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	35,000	40
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	30,000	36
PepsiCo, Inc., 3.75%, 3/1/14	10,000	10
PepsiCo, Inc., 4.65%, 2/15/13	20,000	22
PepsiCo, Inc., 5.00%, 6/1/18	25,000	26
PepsiCo, Inc., 7.90%, 11/1/18	35,000	43

Total		446

Cable/Media/Broadcasting/Satellite (0.2%)
Comcast Corp., 4.95%, 6/15/16	30,000	31
Comcast Corp., 5.15%, 3/1/20	30,000	30
Comcast Corp., 6.50%, 1/15/17	10,000	11

	Shares/	Value
Investment Grade Segment (4.8%)	$ Par	$ (000’s)

Cable/Media/Broadcasting/Satellite continued

DirecTV Holdings LLC/DirecTV Financing Co., 4.75%, 10/1/14 144A	40,000	42
DirecTV Holdings LLC/DirecTV Financing Co., 5.875%, 10/1/19 144A	90,000	94
Gannett Co., 8.75%, 11/15/14 144A	25,000	27
Gannett Co., 9.375%, 11/15/17 144A	40,000	43
Historic TW, Inc., 6.625%, 5/15/29	40,000	42
Historic TW, Inc., 6.875%, 6/15/18	10,000	11
News America, Inc., 5.65%, 8/15/20	15,000	16
News America, Inc., 6.90%, 8/15/39	10,000	11
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	11
TCI Communications, Inc., 8.75%, 8/1/15	60,000	73
Time Warner Cable, Inc., 6.75%, 7/1/18	10,000	11
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	67

Total		520

Conglomerate/Diversified Manufacturing (0.0%)
The Dow Chemical Co., 7.60%, 5/15/14	40,000	46
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6
Monsanto Co., 5.125%, 4/15/18	5,000	5

Total		57

Consumer Products (0.0%)
Colgate-Palmolive Co., 4.20%, 5/15/13	15,000	16
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	40

Total		56

Electric Utilities (0.6%)
Ameren Corp., 8.875%, 5/15/14	15,000	17
Arizona Public Service Co., 8.75%, 3/1/19	10,000	12
Bruce Mansfield Unit, 6.85%, 6/1/34	29,753	32
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	27
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	22
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	16
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	10,000	11
Commonwealth Edison Co., 5.95%, 8/15/16	5,000	6
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light and Power Co., 5.65%, 5/1/18	10,000	11
DTE Energy Co., 6.375%, 4/15/33	5,000	5
DTE Energy Co., 7.05%, 6/1/11	95,000	100
Duke Energy Corp., 6.25%, 6/15/18	5,000	5
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	27
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	56
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	33
Florida Power Corp., 6.40%, 6/15/38	20,000	22
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	168
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	36,685	37
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	44
Nevada Power Co., 5.875%, 1/15/15	115,000	125
Nevada Power Co., 5.95%, 3/15/16	10,000	11
NSTAR, 4.50%, 11/15/19	10,000	10
Ohio Edison Co., 6.875%, 7/15/36	5,000	5
Pacific Gas & Electric Co., 4.80%, 3/1/14	5,000	5
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	11
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	5
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	11
Progress Energy, Inc., 6.85%, 4/15/12	30,000	33
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	11
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	107

Asset Allocation Portfolio

	Shares/	Value
Investment Grade Segment (4.8%)	$ Par	$ (000’s)

Electric Utilities continued

Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	31
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	11
Sempra Energy, 6.15%, 6/15/18	15,000	16
Sempra Energy, 6.50%, 6/1/16	10,000	11
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	16
Southern Co., 4.15%, 5/15/14	5,000	5
Tampa Electric Co., 6.10%, 5/15/18	75,000	81
Tampa Electric Co., 6.15%, 5/15/37	25,000	25
Tampa Electric Co., 6.55%, 5/15/36	30,000	32
The Toledo Edison Co., 6.15%, 5/15/37	40,000	40
Union Electric Co., 6.40%, 6/15/17	10,000	11
Union Electric Co., 6.70%, 2/1/19	10,000	11

Total		1,281

Electronics (0.0%)
Cisco Systems, Inc., 5.90%, 2/15/39	25,000	25

Total		25

Food Processors (0.2%)
ConAgra Foods, Inc., 5.875%, 4/15/14	50,000	55
ConAgra Foods, Inc., 7.00%, 4/15/19	50,000	58
General Mills, Inc., 5.25%, 8/15/13	10,000	11
General Mills, Inc., 5.65%, 2/15/19	20,000	21
General Mills, Inc., 5.70%, 2/15/17	55,000	60
H.J. Heinz Co., 5.35%, 7/15/13	90,000	97
Kellogg Co., 4.45%, 5/30/16	10,000	11
Kraft Foods, Inc., 5.375%, 2/10/20	60,000	61
Kraft Foods, Inc., 6.125%, 2/1/18	50,000	55
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	28
Kraft Foods, Inc., 6.50%, 2/9/40	10,000	10

Total		467

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	11
DCP Midstream LLC, 5.35%, 3/15/20 144A	15,000	15
Enterprise Products Operating LLC, 6.50%, 1/31/19	35,000	39
Enterprise Products Operating LLC, 6.65%, 4/15/18	50,000	55
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	10,000	11
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	15
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	33
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	16
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	21
TransCanada PipeLines, Ltd., 5.85%, 3/15/36	15,000	15
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	110,000	125

Total		356

Health Care/Pharmaceuticals (0.2%)
Express Scripts, Inc., 6.25%, 6/15/14	15,000	17
Express Scripts, Inc., 7.25%, 6/15/19	10,000	11
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	22
Johnson & Johnson, 5.95%, 8/15/37	40,000	43
Medtronic, Inc., 4.45%, 3/15/20	30,000	30
Merck & Co., 5.75%, 11/15/36	5,000	5
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	10,000	11
Pfizer, Inc., 5.35%, 3/15/15	15,000	16

	Shares/	Value
Investment Grade Segment (4.8%)	$ Par	$ (000’s)

Health Care/Pharmaceuticals continued

Quest Diagnostics, Inc., 4.75%, 1/30/20	30,000	29
Stryker Corp., 4.375%, 1/15/20	105,000	104
Wyeth, 5.50%, 2/15/16	5,000	6
Wyeth, 5.95%, 4/1/37	35,000	37

Total		331

Independent Finance (0.1%)
General Electric Capital Corp., 5.625%, 5/1/18	125,000	131
General Electric Capital Corp., 5.875%, 1/14/38	10,000	9
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	100,000	100

Total		240

Information/Data Technology (0.0%)
Adobe Systems, Inc., 3.25%, 2/1/15	30,000	30

Total		30

Life Insurance (0.0%)
MetLife, Inc., 6.75%, 6/1/16	30,000	33
Prudential Financial, Inc., 3.625%, 9/17/12	5,000	5
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
Teachers Insurance & Annuity Association- College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	22

Total		65

Machinery (0.0%)
Caterpillar Financial Services Corp., 5.45%, 4/15/18	10,000	11
Caterpillar Financial Services Corp., 5.85%, 9/1/17	50,000	54

Total		65

Metals/Mining (0.1%)
ArcelorMittal, 5.375%, 6/1/13	10,000	11
ArcelorMittal, 6.125%, 6/1/18	35,000	37
ArcelorMittal, 9.85%, 6/1/19	25,000	32
ArcelorMittal USA, Inc., 6.50%, 4/15/14	10,000	11
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	29
Rio Tinto Alcan, Inc., 4.875%, 9/15/12	25,000	26
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	10,000	11
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	40,000	45
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	19
Vale Overseas, Ltd., 5.625%, 9/15/19	10,000	10

Total		231

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	35,000	35
NiSource Finance Corp., 5.40%, 7/15/14	45,000	47
NiSource Finance Corp., 5.45%, 9/15/20	10,000	10
NiSource Finance Corp., 6.40%, 3/15/18	10,000	11

Total		103

Oil and Gas (0.3%)
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	46
ConocoPhillips, 5.75%, 2/1/19	10,000	11
ConocoPhillips, 6.00%, 1/15/20	70,000	78
ConocoPhillips Holding Co., 6.95%, 4/15/29	20,000	23
EnCana Corp., 6.50%, 8/15/34	30,000	32
EnCana Corp., 6.625%, 8/15/37	10,000	11
Hess Corp., 7.125%, 3/15/33	20,000	22
Hess Corp., 8.125%, 2/15/19	15,000	18

Asset Allocation Portfolio

	Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
	Marathon Oil Corp., 6.60%, 10/1/37	10,000	10
	Occidental Petroleum Corp., 4.125%, 6/1/16	40,000	41
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	15
	Petro-Canada, 5.95%, 5/15/35	45,000	44
	Shell International Finance BV, 4.30%, 9/22/19	65,000	64
	Suncor Energy, Inc., 6.50%, 6/15/38	20,000	21
	Suncor Energy, Inc., 6.85%, 6/1/39	15,000	16
	Valero Energy Corp., 6.125%, 2/1/20	45,000	45
	XTO Energy, Inc., 4.90%, 2/1/14	35,000	38
	XTO Energy, Inc., 5.30%, 6/30/15	15,000	16
	XTO Energy, Inc., 5.50%, 6/15/18	30,000	33
	XTO Energy, Inc., 5.65%, 4/1/16	35,000	39
	XTO Energy, Inc., 6.25%, 8/1/17	10,000	11
	XTO Energy, Inc., 6.50%, 12/15/18	75,000	87

	Total		732

	Other Finance (0.2%)
	American Express Credit Corp., 5.125%, 8/25/14	15,000	16
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	55,000	55
	Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	378
	USAA Capital Corp., 2.24%, 3/30/12	60,000	61
	USB Capital XIII Trust, 6.625%, 12/15/39	20,000	20

	Total		530

	Other Holdings (0.4%)
(f)	Australia Treasury Bill, 0.00%, 5/21/10	580,000	529
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	345,000	221
(f)	Mexico Cetes, 0.00%, 4/22/10	3,500,000	283

	Total		1,033

	Other Services (0.1%)
	American Tower Corp., 7.00%, 10/15/17	15,000	17
	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	50,000	54
	Republic Services, Inc., 5.00%, 3/1/20 144A	50,000	49
	Republic Services, Inc., 5.25%, 11/15/21 144A	25,000	25
	Waste Management, Inc., 5.00%, 3/15/14	50,000	53
	Waste Management, Inc., 6.10%, 3/15/18	65,000	70

	Total		268

	Paper and Forest Products (0.0%)
	International Paper Co., 7.50%, 8/15/21	15,000	17

	Total		17

	Property and Casualty Insurance (0.0%)
	The Progressive Corp., 6.70%, 6/15/37	15,000	15

	Total		15

	Railroads (0.0%)
	Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	5,000	5
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
	Norfolk Southern Corp., 5.257%, 9/17/14	25,000	27
	Norfolk Southern Corp., 5.75%, 1/15/16	30,000	33

	Total		71

	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities, Inc., 5.70%, 3/15/17	10,000	11
	BRE Properties, Inc., 5.50%, 3/15/17	25,000	24

	Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Real Estate Investment Trusts continued
	Developers Diversified Realty Corp., 7.50%, 4/1/17	55,000	56
	ERP Operating LP, 5.25%, 9/15/14	30,000	31
	HCP, Inc., 6.00%, 1/30/17	25,000	25
	HCP, Inc., 6.70%, 1/30/18	10,000	10
	HRPT Properties Trust, 5.75%, 11/1/15	65,000	64
	Simon Property Group LP, 5.65%, 2/1/20	50,000	49
	Simon Property Group LP, 6.10%, 5/1/16	85,000	89
	Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	80,000	82

	Total		441

	Restaurants (0.0%)
	Yum! Brands, Inc., 6.875%, 11/15/37	45,000	49

	Total		49

	Retail Food and Drug (0.1%)
	CVS/Caremark Corp., 4.875%, 9/15/14	25,000	27
	CVS/Caremark Corp., 6.25%, 6/1/27	40,000	41
	Delhaize Group, 6.50%, 6/15/17	40,000	44
	The Kroger Co., 7.50%, 4/1/31	40,000	47

	Total		159

	Retail Stores (0.1%)
	The Home Depot, Inc., 5.875%, 12/16/36	45,000	44
	Nordstrom, Inc., 6.25%, 1/15/18	15,000	16
	Nordstrom, Inc., 7.00%, 1/15/38	15,000	17
	Target Corp., 6.50%, 10/15/37	15,000	16

	Total		93

	Telecommunications (0.2%)
	America Movil SAB de CV, 5.00%, 3/30/20 144A	65,000	64
	AT&T Corp., 8.00%, 11/15/31	200,000	243
	Rogers Communications, Inc., 6.375%, 3/1/14	50,000	55
	Rogers Communications, Inc., 6.80%, 8/15/18	50,000	57
	Verizon Communications, Inc., 5.85%, 9/15/35	80,000	78
	Verizon Communications, Inc., 8.95%, 3/1/39	30,000	41

	Total		538

	Tobacco (0.1%)
	Altria Group, Inc., 9.70%, 11/10/18	135,000	166
	Altria Group, Inc., 9.95%, 11/10/38	50,000	66
	Lorillard Tobacco Co., 8.125%, 6/23/19	35,000	38

	Total		270

	Vehicle Parts (0.0%)
	Johnson Controls, Inc., 6.00%, 1/15/36	30,000	29

	Total		29

	Total Investment Grade Segment (Cost: $10,968)		11,477

	Governments (8.1%)

	Governments (8.1%)
(n)	Overseas Private Investment, 4.10%, 11/15/14	62,640	66
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	1,003
	US Department of Housing and Urban Development, 6.08%, 8/1/13	100,000	107
	US Treasury, 1.00%, 9/30/11	280,000	281
	US Treasury, 1.00%, 10/31/11	25,000	25
	US Treasury, 1.375%, 9/15/12	5,201,000	5,212

Asset Allocation Portfolio

Governments (8.1%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 1.375%, 11/15/12	20,000	20
US Treasury, 2.125%, 11/30/14	4,900,000	4,836
US Treasury, 2.25%, 1/31/15	65,000	64
US Treasury, 2.375%, 8/31/14	275,000	276
US Treasury, 2.375%, 9/30/14	494,000	494
US Treasury, 2.375%, 10/31/14	1,130,000	1,128
US Treasury, 2.50%, 3/31/15	25,000	25
US Treasury, 2.625%, 12/31/14	770,000	776
US Treasury, 3.00%, 9/30/16	714,000	707
US Treasury, 3.25%, 5/31/16	15,000	15
US Treasury, 3.25%, 3/31/17	100,000	100
US Treasury, 3.375%, 11/15/19	1,020,000	984
US Treasury, 3.625%, 8/15/19	777,000	768
US Treasury, 3.625%, 2/15/20	15,000	15
US Treasury, 4.25%, 5/15/39	1,070,000	991
US Treasury, 4.375%, 11/15/39	35,000	33
US Treasury, 4.50%, 8/15/39	20,000	19
US Treasury, 5.25%, 2/15/29	986,000	1,073
US Treasury Inflation Index Bond, 2.00%, 4/15/12	167,632	176
US Treasury Inflation Index Bond, 2.625%, 7/15/17	288,528	317

Total Governments (Cost: $19,679)		19,511

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)

New Jersey State Turnpike Authority, Series F, 7.414%, 1/1/40 RB	25,000	29
New York Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	40
State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	52
The University of Texas Systems, Series 2009B, 6.276%, 8/15/41 RB	10,000	10

Total Municipal Bonds (Cost: $124)		131

Structured Products (8.8%)

Structured Products (8.8%)

AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	1,183,000	1,294
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.226%, 2/14/43 IO	2,101,590	75
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	89,757	53
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	107,096	66
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.306%, 1/25/37	66,555	41

Structured Products (8.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.336%, 5/25/37	115,416	95
Banc of America Mortgage Securities, Inc., Series 2003-2, Class 1A5, 5.50%, 4/25/33	25,000	25
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	155
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.699%, 12/10/49	336,000	335
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	37,580	33
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	41,121	41
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,068,752	966
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.397%, 1/25/36	49,116	40
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	81
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	130,888	107
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	119,363	98
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	96,346	98
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	127,739	134
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	272,870	286
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	86,306	91
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	177,703	189
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	25,787	28
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	99,610	106
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	97,098	103
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	32,926	35
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	100,715	109
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	22,567	24
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	141,554	152

Asset Allocation Portfolio

Structured Products (8.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	324,262	347
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	106,811	113
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	333,490	369
Federal Home Loan Mortgage Corp., Series 2840,
Class LK, 6.00%, 11/15/17	154,259	162
Federal Home Loan Mortgage Corp., Series 2439,
Class LH, 6.00%, 4/15/32	104,832	114
Federal Home Loan Mortgage Corp. TBA, 5.00%, 4/1/40	151,000	156
Federal National Mortgage Association, 4.50%, 6/1/19	265,324	279
Federal National Mortgage Association, 4.50%, 12/1/19	29,258	31
Federal National Mortgage Association, 4.50%, 7/1/20	140,110	147
Federal National Mortgage Association, 4.50%, 9/1/24	215,885	224
Federal National Mortgage Association, 5.00%, 3/1/20	122,138	130
Federal National Mortgage Association, 5.00%, 4/1/20	51,399	55
Federal National Mortgage Association, 5.00%, 5/1/20	196,209	209
Federal National Mortgage Association, 5.00%, 11/1/34	767,110	795
Federal National Mortgage Association, 5.00%, 4/1/35	116,791	121
Federal National Mortgage Association, 5.00%, 7/1/35	329,071	340
Federal National Mortgage Association, 5.00%, 10/1/35	58,531	61
Federal National Mortgage Association, 5.32%, 4/1/14	132,552	144
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	164
Federal National Mortgage Association, 5.50%, 4/1/21	106,756	115
Federal National Mortgage Association, 5.50%, 10/1/34	375,658	398
Federal National Mortgage Association, 5.50%, 3/1/35	141,594	150
Federal National Mortgage Association, 5.50%, 7/1/35	54,728	58
Federal National Mortgage Association, 5.50%, 8/1/35	86,476	91
Federal National Mortgage Association, 5.50%, 9/1/35	901,009	953
Federal National Mortgage Association, 5.50%, 10/1/35	921,201	974

Structured Products (8.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 11/1/35	720,753	762
Federal National Mortgage Association, 5.50%, 2/1/37	593,913	627
Federal National Mortgage Association, 5.50%, 4/1/38	1,093,327	1,154
Federal National Mortgage Association, 6.00%, 10/1/34	363,981	393
Federal National Mortgage Association, 6.00%, 11/1/34	272,705	294
Federal National Mortgage Association, 6.00%, 5/1/35	14,210	15
Federal National Mortgage Association, 6.00%, 6/1/35	2,381	3
Federal National Mortgage Association, 6.00%, 7/1/35	149,515	160
Federal National Mortgage Association, 6.00%, 10/1/35	108,636	116
Federal National Mortgage Association, 6.00%, 11/1/35	225,510	241
Federal National Mortgage Association, 6.00%, 9/1/36	92,586	99
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	301,272	330
Federal National Mortgage Association, 6.50%, 1/1/39	652,444	708
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	594
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	293,899	313
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	149,719	137
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	300,000	310
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	334
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	37
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.861%, 7/12/38 144A	30,000	32
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.318%, 11/5/21 144A	18,691	17
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.653%, 3/18/51 144A	522,000	531
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	47,000	50

Asset Allocation Portfolio

Structured Products (8.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	140,000	137
Louisiana Public Facilities Authority, Series 2008-EGSL, Class A3, 6.55%, 8/1/20	150,000	171
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	56,583	62
MASTR Asset Securitization Trust, Series 2003- 12, Class 1A1, 5.25%, 12/25/24	46,254	48
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.316%, 1/25/37	144,188	60
Morgan Stanley Reremic Trust, Series 2009- GG10, Class A4A, 5.805%, 8/12/45 144A	557,000	562
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	387,000	388
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	24,568	24
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.336%, 3/25/37	110,831	88
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.356%, 3/25/37	97,640	94
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.366%, 10/25/46	130,950	128
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.376%, 6/25/37	152,672	150
Washington Mutual Alternative Mortgage Pass- Through Certficates, Series 2006-6, Class 4A, 6.785%, 11/25/34	50,899	46
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	65,451	66
Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/01	9,237	9
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	53,479	54
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	176,067	163

Total Structured Products (Cost: $20,197)		21,067

Below Investment Grade Segment (9.1%)

Aerospace/Defense (0.2%)

Bombardier, Inc., 7.75%, 3/15/20 144A	160,000	167
Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	60,000	60

	Below Investment Grade Segment (9.1%)	Shares/ $ Par	Value $ (000’s)

	Aerospace/Defense continued
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	112,149	84
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	65,000	47
	L-3 Communications Corp., 6.375%, 10/15/15	145,000	149

	Total		507

	Autos/Vehicle Parts (0.4%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	60,000	64
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	100,000	93
	ArvinMeritor, Inc., 10.625%, 3/15/18	35,000	36
	Ford Motor Co., 7.45%, 7/16/31	45,000	43
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	45,000	48
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	205,000	215
(d)	General Motors Corp., 7.20%, 1/15/11	30,000	11
(d)	General Motors Corp., 8.375%, 7/15/33	120,000	45
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	75,000	81
	Lear Corp., 8.125%, 3/15/20	50,000	51
	Navistar International Corp., 8.25%, 11/1/21	45,000	46
	Oshkosh Corp., 8.25%, 3/1/17 144A	10,000	10
	Oshkosh Corp., 8.50%, 3/1/20 144A	20,000	21
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	50,000	48
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	60,000	62

	Total		874

	Basic Materials (1.2%)
(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	70,000	22
	Arch Coal, Inc., 8.75%, 8/1/16 144A	55,000	58
	Ball Corp., 6.75%, 9/15/20	75,000	76
	Berry Plastics Holding Corp., 8.25%, 11/15/15	50,000	50
	Berry Plastics Holding Corp., 8.875%, 9/15/14	45,000	44
	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/1/20 144A	45,000	45
	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17 144A	40,000	42
	BWAY Corp., 10.00%, 4/15/14 144A	40,000	43
	Cascades, Inc., 7.875%, 1/15/20 144A	60,000	60
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17 144A	30,000	31
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19 144A	30,000	31
	CONSOL Energy, Inc., 8.00%, 4/1/17 144A	105,000	108
	CONSOL Energy, Inc., 8.25%, 4/1/20 144A	55,000	57
	FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	185,000	213
	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	15,000	16
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	35,000	39
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	54
	Georgia-Pacific LLC, 8.25%, 5/1/16 144A	35,000	38
	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	50,000	50
	Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	35,000	36
	Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.875%, 2/1/18 144A	85,000	84
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	65,000	66
	Huntsman International LLC, 5.50%, 6/30/16 144A	35,000	32

Asset Allocation Portfolio

	Below Investment Grade Segment (9.1%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Huntsman International LLC, 7.375%, 1/1/15	55,000	55
	Huntsman International LLC, 8.625%, 3/15/20 144A	20,000	20
	Invista, 9.25%, 5/1/12 144A	55,000	56
	JohnsonDiversey, Inc., 8.25%, 11/15/19 144A	55,000	57
	LBI Escrow Corp., 8.00%, 11/1/17 144A	65,000	67
	Murray Energy Corp., 10.25%, 10/15/15 144A	45,000	46
	Nalco Co., 8.25%, 5/15/17 144A	60,000	64
	NewPage Corp., 10.00%, 5/1/12	120,000	83
	NewPage Corp., 11.375%, 12/31/14	185,000	184
	Novelis, Inc., 7.25%, 2/15/15	162,000	156
	Peabody Energy Corp., 7.875%, 11/1/26	90,000	93
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 144A	105,000	108
	Severstal Columbus LLC, 10.25%, 2/15/18 144A	65,000	68
(d)	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	55,000	49
(d)	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	75,000	67
	Solutia, Inc., 7.875%, 3/15/20	30,000	30
	Steel Dynamics, Inc., 7.625%, 3/15/20 144A	25,000	26
	Teck Resources, Ltd., 10.25%, 5/15/16	25,000	30
	Teck Resources, Ltd., 10.75%, 5/15/19	150,000	184
	Terra Capital, Inc., 7.75%, 11/1/19	35,000	42
	Texas Industries, Inc., 7.25%, 7/15/13	35,000	34
	United States Steel Corp., 7.375%, 4/1/20	65,000	65
	Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	110,000	107

	Total		2,986

	Building Materials (0.1%)
	Cemex Finance LLC, 9.50%, 12/14/16 144A	100,000	104
	Headwaters, Inc., 11.375%, 11/1/14 144A	25,000	26

	Total		130

	Capital Goods (0.2%)
	Ashtead Capital, Inc., 9.00%, 8/15/16 144A	15,000	15
	Case New Holland, Inc., 7.125%, 3/1/14	20,000	20
	Da-Lite Screen Co., 9.50%, 5/15/11	45,000	46
	The Manitowoc Co., Inc., 9.50%, 2/15/18	30,000	31
	RSC Equipment Rental, Inc., 9.50%, 12/1/14	123,000	122
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	70,000	74
	Terex Corp., 8.00%, 11/15/17	55,000	54
	United Rentals North America, Inc., 10.875%, 6/15/16	70,000	76

	Total		438

	Consumer Products/Retailing (0.4%)
	Hanesbrands, Inc., 8.00%, 12/15/16	25,000	26
	Levi Strauss & Co., 8.875%, 4/1/16	90,000	94
	Limited Brands, Inc., 8.50%, 6/15/19	75,000	84
	Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	85,000	79
	The Neiman Marcus Group, Inc., 10.375%, 10/15/15	50,000	52
	Revlon Consumer Products Corp., 9.75%, 11/15/15 144A	50,000	52
	Rite Aid Corp., 7.50%, 3/1/17	56,000	52
	Rite Aid Corp., 9.375%, 12/15/15	45,000	39
	Rite Aid Corp., 10.25%, 10/15/19	20,000	21
	Rite Aid Corp., 10.375%, 7/15/16	35,000	37
	SUPERVALU, Inc., 7.50%, 11/15/14	80,000	81
	SUPERVALU, Inc., 8.00%, 5/1/16	65,000	66
	Tops Markets LLC, 10.125%, 10/15/15 144A	60,000	62

Below Investment Grade Segment (9.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Toys R Us Property Co. I LLC, 10.75%, 7/15/17 144A	60,000	67
Toys R Us Property Co. LLC, 8.50%, 12/1/17 144A	60,000	62

Total		874

Energy (1.2%)
Basic Energy Services, Inc., 7.125%, 4/15/16	30,000	26
Basic Energy Services, Inc., 11.625%, 8/1/14	25,000	28
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	57
Chesapeake Energy Corp., 7.25%, 12/15/18	55,000	55
Chesapeake Energy Corp., 9.50%, 2/15/15	50,000	54
Cimarex Energy Co., 7.125%, 5/1/17	80,000	82
Coffeyville Resources LLC, 9.00%, 4/1/15 144A	20,000	20
Coffeyville Resources LLC, 10.875%, 4/1/17 144A	20,000	20
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	33
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	70,000	75
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	61
Continental Resources, Inc., 7.375%, 10/1/20 144A	25,000	25
Crosstex Energy/Crosstex Energy Finance Corp., 8.875%, 2/15/18 144A	55,000	57
Denbury Resources, Inc., 8.25%, 2/15/20	50,000	53
El Paso Corp., 7.00%, 6/15/17	25,000	26
El Paso Corp., 7.25%, 6/1/18	90,000	93
El Paso Corp., 7.75%, 1/15/32	90,000	88
El Paso Corp., 8.25%, 2/15/16	35,000	37
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	20,000	20
Forest Oil Corp., 7.25%, 6/15/19	90,000	90
Forest Oil Corp., 8.50%, 2/15/14	35,000	37
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	100,000	103
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	65,000	63
Key Energy Services, Inc., 8.375%, 12/1/14	85,000	86
Linn Energy LLC, 9.875%, 7/1/18	55,000	59
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	75,000	75
Mariner Energy, Inc., 8.00%, 5/15/17	34,000	33
Mariner Energy, Inc., 11.75%, 6/30/16	50,000	56
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	100,000	102
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	50,000	52
Newfield Exploration Co., 6.875%, 2/1/20	105,000	106
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	105,000	107
OPTI Canada, Inc., 7.875%, 12/15/14	40,000	37
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	127
Petrohawk Energy Corp., 7.875%, 6/1/15	35,000	36
Petrohawk Energy Corp., 10.50%, 8/1/14	25,000	28
Pioneer Natural Resources Co., 6.875%, 5/1/18	110,000	110
Pioneer Natural Resources Co., 7.50%, 1/15/20	70,000	72
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	54
Plains Exploration & Production Co., 7.625%, 6/1/18	35,000	35
Plains Exploration & Production Co., 7.75%, 6/15/15	40,000	41
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	58

Asset Allocation Portfolio

		Shares/	Value
	Below Investment Grade Segment (9.1%)	$ Par	$ (000’s)

	Energy continued
	Range Resources Corp., 7.25%, 5/1/18	10,000	10
	Range Resources Corp., 7.50%, 5/15/16	15,000	16
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	33
	SandRidge Energy, Inc., 8.75%, 1/15/20 144A	70,000	68
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	65,000	67
	SESI LLC, 6.875%, 6/1/14	85,000	83
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	25,000	25
	Swift Energy Co., 8.875%, 1/15/20	65,000	68
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	80

	Total		2,927

	Financials (0.9%)
	American General Finance Corp., 5.40%, 12/1/15	55,000	47
	Bank of America Corp., 8.125%, 12/29/49	25,000	26
	CIT Group Funding Co. of Delaware LLC., 10.25%, 5/1/16	60,000	62
	CIT Group, Inc., 7.00%, 5/1/16	55,000	51
	CIT Group, Inc., 7.00%, 5/1/17	100,000	92
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	63
	E*TRADE Financial Corp., 0.00%, 8/31/19	100,000	160
	E*TRADE Financial Corp., 7.875%, 12/1/15	100,000	96
	General Motors Acceptance Corp. LLC, 8.00%, 3/15/20 144A	145,000	149
	General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	168,000	160
	General Motors Acceptance Corp. LLC, 8.30%, 2/12/15 144A	85,000	89
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 144A	110,000	106
	International Lease Finance Corp., 5.25%, 1/10/13	60,000	57
	International Lease Finance Corp., 5.875%, 5/1/13	30,000	29
	International Lease Finance Corp., 6.375%, 3/25/13	60,000	59
	International Lease Finance Corp., 8.625%, 9/15/15 144A	85,000	87
	International Lease Finance Corp., 8.75%, 3/15/17 144A	175,000	179
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	8
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	6
	SLM Corp., 5.375%, 1/15/13	10,000	10
	SLM Corp., 5.375%, 5/15/14	35,000	33
	SLM Corp., 5.45%, 4/25/11	110,000	112
	SLM Corp., 8.00%, 3/25/20	145,000	141
	SLM Corp., 8.45%, 6/15/18	155,000	157
	Wells Fargo & Co., 7.98%, 3/28/49	40,000	42
	Wells Fargo Capital XIII, 7.70%, 12/26/49	125,000	129

	Total		2,150

	Foods (0.2%)
	Bumble Bee Foods LLC, 7.75%, 12/15/15 144A	35,000	36
	Constellation Brands, Inc., 7.25%, 9/1/16	90,000	93
	Constellation Brands, Inc., 8.375%, 12/15/14	40,000	43
	Cott Beverages, Inc., 8.375%, 11/15/17 144A	70,000	72
	Dole Food Co., 8.00%, 10/1/16 144A	50,000	51
	Dole Food Co., 13.875%, 3/15/14	30,000	36
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	55,000	56
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	65,000	69
	Smithfield Foods, Inc., 7.75%, 7/1/17	30,000	30
	Smithfield Foods, Inc., 10.00%, 7/15/14 144A	60,000	67

		Shares/	Value
	Below Investment Grade Segment (9.1%)	$ Par	$ (000’s)

	Foods continued
	TreeHouse Foods, Inc., 7.75%, 3/1/18	35,000	36

	Total		589

	Gaming/Leisure/Lodging (0.6%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	65,000	68
	AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	58
	Cinemark USA, Inc., 8.625%, 6/15/19	25,000	26
	Corrections Corp. of America, 7.75%, 6/1/17	80,000	84
	Felcor Lodging LP, 10.00%, 10/1/14	50,000	51
	The Geo Group, Inc., 7.75%, 10/15/17 144A	45,000	46
	Harrah’s Operating Co., 10.00%, 12/15/18	143,000	118
	Harrah’s Operating Co., 11.25%, 6/1/17	180,000	194
	The Hertz Corp., 8.875%, 1/1/14	60,000	62
	Host Hotels & Resorts LP, 7.125%, 11/1/13	70,000	71
	MGM MIRAGE, Inc., 6.75%, 9/1/12	65,000	61
	MGM MIRAGE, Inc., 7.50%, 6/1/16	145,000	121
	MGM MIRAGE, Inc., 9.00%, 3/15/20 144A	50,000	51
	MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	70,000	79
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	20,000	20
	Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	95,000	72
	Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	30,000	28
	Penn National Gaming, Inc., 8.75%, 8/15/19 144A	40,000	41
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	25,000	24
	Scientific Games International, Inc., 9.25%, 6/15/19 144A	25,000	27
	Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	53
	Universal City Development Partners, Ltd., 8.875%, 11/15/15 144A	40,000	40
	Universal City Development Partners, Ltd., 10.875%, 11/15/16 144A	20,000	21
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	65,000	65

	Total		1,481

	Health Care/Pharmaceuticals (0.7%)
	Accellent, Inc., 8.375%, 2/1/17 144A	50,000	51
	Accellent, Inc., 10.50%, 12/1/13	30,000	30
	Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	50,000	55
(c)	Biomet, Inc., 10.375%, 10/15/17	110,000	121
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	65,000	69
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	100,000	104
	DaVita, Inc., 7.25%, 3/15/15	85,000	87
	Elan Corp. PLC, 8.75%, 10/15/16 144A	35,000	35
	HCA, Inc., 7.25%, 9/15/20 144A	30,000	30
	HCA, Inc., 7.875%, 2/15/20 144A	50,000	52
	HCA, Inc., 8.50%, 4/15/19 144A	50,000	54
	HCA, Inc., 9.125%, 11/15/14	58,000	61
	HCA, Inc., 9.25%, 11/15/16	88,000	94
(c)	HCA, Inc., 9.625%, 11/15/16	91,000	97
	HCA, Inc., 9.875%, 2/15/17 144A	10,000	11
	Health Management Associates, Inc., 6.125%, 4/15/16	85,000	81
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	35,000	36
	RadNet, Inc., 10.375%, 4/1/18 144A	85,000	84
	Select Medical Corp., 7.625%, 2/1/15	45,000	43
	Service Corp. International, 6.75%, 4/1/16	60,000	59
	Service Corp. International, 7.375%, 10/1/14	15,000	15

Asset Allocation Portfolio

	Below Investment Grade Segment (9.1%)	Shares/	Value
		$ Par	$ (000’s)

	Health Care/Pharmaceuticals continued

	Service Corp. International, 8.00%, 11/15/21	40,000	40
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 144A	75,000	75
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	105,000	114
	US Oncology, Inc., 9.125%, 8/15/17	60,000	63
	Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II Inc., 8.00%, 2/1/18 144A	55,000	53

	Total		1,614

	Media (0.9%)
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	87,818	106
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	130,000	134
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 144A	80,000	84
	CSC Holdings, Inc., 7.875%, 2/15/18	132,000	139
	CSC Holdings, Inc., 8.50%, 4/15/14 144A	20,000	21
	CSC Holdings, Inc., 8.625%, 2/15/19 144A	35,000	38
(c)	Dex One Corp., 12.00%, 1/29/17	83,092	85
	DISH DBS Corp., 7.125%, 2/1/16	85,000	87
	DISH DBS Corp., 7.875%, 9/1/19	215,000	224
	Intelsat Corp., 9.25%, 8/15/14	55,000	56
	Intelsat Jackson Holdings, Ltd., 8.50%, 11/1/19 144A	75,000	79
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	100,000	108
	Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	10,000	10
	Lamar Media Corp., 6.625%, 8/15/15	90,000	87
	The McClatchy Co., 11.50%, 2/15/17 144A	45,000	46
	Media General, Inc., 11.75%, 2/15/17 144A	75,000	74
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	25,000	26
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19 144A	35,000	36
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	30,000	34
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	35,000	39
(e)	Nielsen Finance LLC/Nielsen Finance Co., 12.50%, 8/1/16	30,000	28
	QVC, Inc., 7.375%, 10/15/20 144A	55,000	55
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	56
	The Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	65,000	66
	Sirius XM Radio, Inc., 8.75%, 4/1/15 144A	45,000	45
	Sun Media Corp., 7.625%, 2/15/13	5,000	5
	Univision Communications, Inc., 12.00%, 7/1/14 144A	45,000	49
	UPC Germany GmbH, 8.125%, 12/1/17 144A	120,000	124
	Videotron Ltee, 6.875%, 1/15/14	70,000	71
	Videotron Ltee, 9.125%, 4/15/18	15,000	17
	Virgin Media Finance PLC, 9.50%, 8/15/16	60,000	66
	Virgin Media Finance PLC., 8.375%, 10/15/19	50,000	51
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	40,000	43

	Total		2,189

	Real Estate (0.1%)
	Colonial Realty LP, 6.05%, 9/1/16	20,000	19
	DuPont Fabros Technology LP, 8.50%, 12/15/17 144A	85,000	87
	iStar Financial, Inc., 5.15%, 3/1/12	75,000	66
	iStar Financial, Inc., 8.625%, 6/1/13	30,000	26

	Total		198

	Below Investment Grade Segment (9.1%)	Shares/	Value
		$ Par	$ (000’s)

	Services (0.1%)
	ARAMARK Corp., 8.50%, 2/1/15	100,000	102
	Avis Budget Car Rental LLC/Avia Budget Finance, Inc., 9.625%, 3/15/18 144A	30,000	32

	Total		134

	Technology (0.3%)
	First Data Corp., 9.875%, 9/24/15	160,000	138
(c)	First Data Corp., 10.55%, 9/24/15	94,747	76
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	64,970	62
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	85,000	91
	Iron Mountain, Inc., 8.00%, 6/15/20	115,000	118
	Iron Mountain, Inc., 8.375%, 8/15/21	40,000	42
	SunGard Data Systems, Inc., 10.625%, 5/15/15	65,000	71
	ViaSat, Inc., 8.875%, 9/15/16 144A	15,000	15
	West Corp., 11.00%, 10/15/16	30,000	32

	Total		645

	Telecommunications (0.9%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	90,000	91
	Cincinnati Bell, Inc., 8.75%, 3/15/18	75,000	76
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	50,000	51
	Clearwire Corp., 12.00%, 12/1/15 144A	100,000	102
	Cricket Communications, Inc., 7.75%, 5/15/16	65,000	67
	Cricket Communications, Inc., 10.00%, 7/15/15	70,000	73
	Crown Castle International Corp., 7.125%, 11/1/19	75,000	76
	Crown Castle International Corp., 9.00%, 1/15/15	15,000	16
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	35,000	35
	Digicel Group, Ltd., 10.50%, 4/15/18 144A	30,000	31
	Equinix, Inc., 8.125%, 3/1/18	85,000	88
	Frontier Communications Corp., 8.125%, 10/1/18	75,000	75
	Frontier Communications Corp., 9.00%, 8/15/31	45,000	44
	GCI, Inc., 8.625%, 11/15/19 144A	85,000	87
	Level 3 Financing, Inc., 10.00%, 2/1/18 144A	35,000	33
	MetroPCS Wireless, Inc., 9.25%, 11/1/14	85,000	87
	New Communications Holdings, Inc., 8.25%, 4/15/17 144A	40,000	41
	New Communications Holdings, Inc., 8.50%, 4/15/20 144A	85,000	86
	New Communications Holdings, Inc., 8.75%, 4/15/22 144A	85,000	85
	Nextel Communications, Inc., 6.875%, 10/31/13	65,000	63
	NII Capital Corp., 8.875%, 12/15/19 144A	40,000	41
	PAETEC Holding Corp., 8.875%, 6/30/17 144A	30,000	31
	Qwest Communications International, Inc., 7.125%, 4/1/18 144A	65,000	67
	Qwest Communications International, Inc., 8.00%, 10/1/15 144A	75,000	80
	Qwest Corp., 8.375%, 5/1/16	10,000	11
	SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	50,000	53
	SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	35,000	37
	Sprint Capital Corp., 6.90%, 5/1/19	125,000	114
	Sprint Nextel Corp., 6.00%, 12/1/16	120,000	108
	Sprint Nextel Corp., 8.375%, 8/15/17	130,000	131
	Wind Acquisition Holding Finance SpA, 12.25%, 7/15/17 144A	75,000	74
	Windstream Corp., 7.00%, 3/15/19	55,000	51
	Windstream Corp., 7.875%, 11/1/17	70,000	69

Asset Allocation Portfolio

		Shares/	Value
	Below Investment Grade Segment (9.1%)	$ Par	$ (000’s)

	Telecommunications continued

	Windstream Corp., 8.625%, 8/1/16	95,000	97

	Total		2,271

	Transportation (0.2%)
	Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	95,000	96
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	35,000	36
	Martin Midstream Partners & Finance, 8.875%, 4/1/18 144A	20,000	20
	Stena AB, 7.50%, 11/1/13	215,000	220
	Teekay Corp., 8.50%, 1/15/20	20,000	21

	Total		393

	Utilities (0.5%)
	The AES Corp., 7.75%, 10/15/15	25,000	25
	The AES Corp., 8.00%, 10/15/17	95,000	96
	The AES Corp., 8.00%, 6/1/20	85,000	85
	CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	21
	CMS Energy Corp., 6.875%, 12/15/15	100,000	107
	Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	55
	Dynegy Holdings, Inc., 7.50%, 6/1/15	45,000	37
	Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	49
	Dynegy Holdings, Inc., 8.375%, 5/1/16	60,000	50
	Edison Mission Energy, 7.00%, 5/15/17	90,000	63
	Edison Mission Energy, 7.20%, 5/15/19	99,000	68
	Edison Mission Energy, 7.50%, 6/15/13	55,000	48
	Elwood Energy LLC, 8.159%, 7/5/26	78,914	75
	Energy Future Holdings Corp., 10.00%, 1/15/20 144A	20,000	21
	Energy Future Holdings Corp., 10.875%, 11/1/17	105,000	78
	Mirant Americas Generation LLC, 8.50%, 10/1/21	65,000	61
	NRG Energy, Inc., 7.375%, 2/1/16	45,000	45
	NRG Energy, Inc., 7.375%, 1/15/17	66,000	65
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	73
	RRI Energy, Inc., 7.625%, 6/15/14	70,000	65
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	150,000	104

	Total		1,291

	Total Below Investment Grade Segment (Cost: $20,621)		21,691

	Short-Term Investments (14.6%)

	Autos (1.3%)

(k)	Toyota Motor Credit Corp., 0.22%, 4/29/10	3,000,000	2,999

	Total		2,999

	Energy (2.5%)

	Duke Energy Corp., 0.23%, 4/12/10	3,000,000	3,000
(b)	Sempra Global, 0.25%, 4/1/10	3,000,000	3,000

	Total		6,000

	Federal Government & Agencies (7.0%)

(b)	Federal Home Loan Bank, 0.07%, 4/14/10	1,850,000	1,850
	Federal Home Loan Bank, 0.09%, 4/29/10	900,000	900

		Shares/	Value
	Short-Term Investments (14.6%)	$ Par	$ (000’s)

	Federal Government & Agencies continued

	Federal Home Loan Bank, 0.09%, 5/12/10	2,100,000	2,100
(b)	Federal Home Loan Bank, 0.13%, 4/16/10	10,800,000	10,799
	Federal Home Loan Bank, 0.13%, 5/12/10	1,200,000	1,200

	Total		16,849

	Finance Services (2.5%)

(k)	Alpine Securitization, 0.18%, 4/20/10	3,000,000	3,000
	Liberty Street Funding LLC, 0.19%, 4/1/10	3,000,000	3,000

	Total		6,000

	Short Term Business Credit (1.3%)

(b)	Atlantic Asset Securitization LLC, 0.19%, 4/12/10	3,000,000	3,000

	Total		3,000

	Total Short-Term Investments (Cost: $34,848)		34,848

	Total Investments (98.4%) (Cost: $214,095)(a)		235,570

	Other Assets, Less Liabilities (1.6%)		3,765

	Net Assets (100.0%)		239,335

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 the value of these securities (in thousands) was, $12,308 representing 5.18% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $214,095 and the net unrealized appreciation of investments based on that cost was $21,475 which is comprised of $25,580 aggregate gross unrealized appreciation and $4,105 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

Euro Bund Future (Long) (Total Notional Value at March 31, 2010, $1,659)	10	6/10	$16
Midcap 400 Index Futures (Long) (Total Notional Value at March 31, 2010, $1,554)	4	6/10	22
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2010, $2,853)	10	6/10	60
US Long Bond (CBT) Commodity (Long) (Total Notional Value at March 31, 2010, $116)	1	6/10	-(m)
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2010, $232)	2	6/10	(1)
US Two Year Treasury Note (Short) (Total Notional Value at March 31, 2010, $14,756)	68	6/10	3

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on March 31, 2010.

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	AUD	348	5/10	$—	$(2)	$(2)
Sell	MXN	1,750	4/10	—	(2)	(2)

				$—	$(4)	$(4)

AUD — Australian Dollar

MXN — Mexican New Peso

Asset Allocation Portfolio

(j)	Swap agreements outstanding on March 31, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse International	Russell 1000 Growth Total Return	Russell 1000 Growth Total Return	3-Month USD LIBOR - 17 Bps	2/11	26,002	$(2,742)
Credit Suisse International	Russell 1000 Value Total Return	3-Month USD LIBOR -2 Bps	Russell 1000 Value Total Return	2/11	25,830	3,126
Goldman Sachs International	MSCI Daily Net EAFE Index	3 Month USD LIBOR - 25 Bps	MSCI Daily Net EAFE Index Total Return	8/10	23,061	1,571
JPMorgan Chase Bank, N.A.	Russell 2000 Growth Biotechnology Industry Index	3 Month USD LIBOR - 70 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/10	150	6

						$1,961

(k)	Cash and securities with an aggregate value of $9,763 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2010.

(m)	Amount is less than one thousand.

(n)	At March 31, 2010 portfolio securities with an aggregate value of $66 (in thousands) were valued with reference to securities whose values are more readily available.

(p)	Restricted securities (excluding 144A issues) on March 31, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

Charter Communications, Inc. - Class A (2,273 restricted shares)	11/30/09	$57	$79	0.03%

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$ 114,666	$ -	$ -
Foreign Common Stocks	12,158	-	-
Preferred Stocks	21	-	-
US Government & Agency Bonds	-	19,511	-
Corporate Bonds	-	32,135	-
Foreign Bonds	-	1,033	-
Municipal Bonds	-	131	-
Structured Products	-	21,067	-
Short-Term Investments	-	34,848	-
Other Financial Instruments^	101	4,703	-
Liabilities:
Other Financial Instruments^	(1)	(2,746)	-

Total	$ 126,945	$ 110,682	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: May 17, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: May 17, 2010

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: May 17, 2010